UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04088

Excelsior Funds, Inc.

(Exact name of registrant as specified in charter)

101 Montgomery Street, San Francisco, CA	94104
(Address of principal executive offices)	(Zip code)

Koji Felton, Excelsior Funds                 101 Montgomery Street, San Francisco, CA                 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-415-627-7000

Date of fiscal year end: March 31, 2007

Date of reporting period: September 30, 2006

Item 1. Reports to Stockholders.

EQUITY FUNDS

SEMI-ANNUAL REPORT

September 30, 2006

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call (800) 446-1012, from overseas, call (617) 483-7297.

•	Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

A description of the policies and procedures that Excelsior Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (800) 446-1012, or (ii) by accessing the Excelsior Funds’ internet address and (iii) on the Commission’s website at http://www.sec.gov.

Excelsior Funds file their June 30 and December 31 schedule of portfolio holdings with the Securities and Exchange Commission, on Form N-Q, within sixty days after the applicable reporting period. Excelsior Funds Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A schedule of each Fund’s portfolio holdings, as of the end of the prior month, is also available on the Funds’ website at www.excelsiorfunds.com. This schedule is updated monthly, typically by the 15th calendar day, after the end of each month. The Funds may terminate or modify this policy at anytime.

You should consider the Funds’ investment objectives, risks and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Excelsior Funds, Inc. and Excelsior Funds Trust are distributed by BISYS Fund Services Limited Partnership.

You may write to Excelsior Funds, Inc. and Excelsior Funds Trust at the following address:

Excelsior Funds

P.O. Box 8529

Boston, MA 02266-8529

Notice About Duplicate Mailings

The Excelsior Funds have adopted a policy that allows the Funds to send only one copy of a Fund’s prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call (800) 542-1061 or contact your financial intermediary.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, BANK INSURANCE FUND, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. AN INVESTMENT IN A FUND IS SUBJECT TO RISK OF PRINCIPAL.

LETTER TO SHAREHOLDERS

September 30, 2006

Dear Valued Excelsior Fund Shareholder,

I am pleased to bring you the Excelsior Equity Funds Semi-Annual Report for the six-month period ended September 30, 2006.

During this report period, we renamed the Excelsior Equity Core Fund to Excelsior Equity Opportunities Fund. We believe the fund’s new name more accurately conveys the investment philosophy and process used by the management team, none of which has changed.

In my previous message to you, I noted that certain changes to the administrative and non-advisory services provided to the Excelsior Funds had occurred. As a result of those changes, the Excelsior Funds and the Laudus Funds, an affiliated fund family, now share certain complex-wide administrative, compliance, marketing and other functions. I am pleased to report that the funds’ shareholders approved the board of directors’ recommendation to elect members to jointly oversee the two fund families. You will find the proxy voting results later in this report.

Given these changes, I want to assure you that the most important aspects of the Excelsior Funds, namely the fund management and investment process provided by U.S. Trust, as advisor to the Funds, will remain the same.

In closing, we at Excelsior Funds are committed to helping you reach your long-term investment goals. Thank you for investing with us.

Sincerely,

Evelyn Dilsaver

President

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Blended Equity Fund

Shares		Value

COMMON STOCKS — 97.67%
	CONSUMER DISCRETIONARY — 10.72%
53,941	BorgWarner, Inc.	$3,083,807
38,124	Dillards, Inc., Class A	1,247,799
98,800	eBay(a)	2,801,968
250,978	Furniture Brands International, Inc.	4,778,621
1,155	Interpublic Group of Companies, Inc.(a)	11,435
247,458	John Wiley & Sons, Class A	8,910,963
126,466	Life Time Fitness, Inc.(a)	5,854,111
189,096	Sotheby’s Holdings, Inc., Class A	6,096,455
176,400	Target Corp.	9,746,099
163,030	Timberland Co., Class A(a)	4,690,373

		47,221,631

	CONSUMER STAPLES — 7.43%
88,200	Altria Group, Inc.	6,751,710
158,542	Anheuser Busch Cos., Inc.	7,532,330
51,200	Kellogg Co.	2,535,424
101,157	Senomyx, Inc.(a)	1,554,783
156,100	Wal-Mart Stores, Inc.	7,698,853
50,000	Walgreen Co.	2,219,500
75,851	Wm. Wrigley Jr. Co.	3,493,697
19,974	Wm. Wrigley Jr. Co., Class B	918,804

		32,705,101

	ENERGY — 8.45%
129,044	Apache Corp.	8,155,581
37,100	Chevron Corp.	2,406,306
226,463	Exxon Mobil Corp.	15,195,667
13,200	Royal Dutch Shell plc ADR	872,520
146,655	Suncor Energy, Inc. ADR	10,566,493

		37,196,567

	FINANCIAL — 21.51%
268,467	Aegon N.V.	5,039,126
154,000	American Capital Strategies Ltd.	6,078,380
92,600	American Express Co.	5,193,008
56,591	American International Group, Inc.	3,749,720
18,520	Ameriprise Financial, Inc.	868,588
168,520	Bank of America Corp.	9,027,615
74	Berkshire Hathaway, Inc., Class A(a)	7,089,200
39,412	Goldman Sachs Group, Inc.	6,667,328
23,350	HSBC Holdings plc ADR	2,137,226

Shares		Value

COMMON STOCKS — (continued)
	FINANCIAL — (continued)
312,398	Leucadia National Corp.	$8,175,456
49,088	Mellon Financial Corp.	1,919,341
55,600	Merrill Lynch & Co., Inc.	4,349,032
90,293	NYSE Group, Inc.(a)	6,749,402
119,588	RenaissanceRe Holdings Ltd.	6,649,093
213,100	State Street Corp.	13,297,439
177,300	Washington Mutual, Inc.	7,707,231

		94,697,185

	HEALTH CARE — 10.78%
180,800	Abbott Laboratories	8,779,648
22,100	Genzyme Corp. — General Division(a)	1,491,087
18,100	Hospira, Inc.(a)	692,687
213,394	Johnson & Johnson	13,857,806
107,195	Medtronic, Inc.	4,978,136
104,887	Novo-Nordisk A/S ADR	7,816,179
301,300	Pfizer, Inc.	8,544,868
59,100	Schering Plough Corp.	1,305,519

		47,465,930

	INDUSTRIALS — 12.00%
2,897,445	Bombardier, Inc., Class B(a)	9,048,721
115,826	Canadian National Railway Co.	4,857,742
52,100	Dover Corp.	2,471,624
38,370	Expeditors International of Washington, Inc.	1,710,535
555,154	General Electric Co.	19,596,936
48,664	Illinois Tool Works, Inc.	2,185,014
93,249	Quanta Services, Inc.(a)	1,572,178
115,913	Rolls-Royce Group plc ADR	4,966,872
96,858	Simpson Manufacturing Co., Inc.	2,618,072
35,000	Tyco International Ltd.	979,650
78,500	Waste Management, Inc.	2,879,380

		52,886,724

	INFORMATION TECHNOLOGY — 10.08%
694,444	3com Corp.(a)	3,062,498
152,352	Analog Devices, Inc.	4,477,625
432,065	Cisco Systems, Inc.(a)	9,937,495
11,939	International Business Machines Corp.	978,282
316,700	Microsoft Corp.	8,655,411
234,468	National Instruments Corp.	6,410,355
141,200	NCR Corp.(a)	5,574,576

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Blended Equity Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY — (continued)
50,000	Nvidia Corp.(a)	$1,479,500
75,022	SAP AG ADR	3,713,589
6,220	Symbol Technologies, Inc.	92,429

		44,381,760

	RAW/INTERMEDIATE MATERIALS — 5.64%
178,127	Aracruz Cellulose S.A. ADR	8,865,381
188,925	Nucor Corp.	9,349,898
84,424	Vulcan Materials Co.	6,606,178

		24,821,457

	REAL ESTATE — 1.82%
146,145	St. Joe Co.	8,018,976

	UTILITIES — 9.24%
384,715	AES Corp.(a)	7,844,339
365,785	Centerpoint Energy, Inc.	5,238,041
574,238	EL Paso Corp.	7,832,606
301,471	Sierra Pacific Resources(a)	4,323,094
247,000	TXU Corp.	15,442,441

		40,680,521

	TOTAL COMMON STOCKS (Cost $248,643,861)	430,075,852

FOREIGN COMMON STOCKS — 1.73%
	GERMANY — 1.73%
142,000	Bayerische Motoren Werke AG	7,600,114

	TOTAL FOREIGN COMMON STOCKS (Cost $6,105,208)	7,600,114

Principal Amount		Value

REPURCHASE AGREEMENT — 0.54%
$2,394,000	JP Morgan Chase Securities, Inc., 4.87%, dated 09/29/06, to be repurchased 10/02/06, repurchase price $2,394,972 (collateralized by U.S. Government Obligation, par value $2,437,000, 4.875%, 01/27/20; total market value $2,414,472)	$2,394,000

	TOTAL REPURCHASE AGREEMENT (Cost $2,394,000)	2,394,000

TOTAL INVESTMENTS (Cost $257,143,069)(b)	99.94%	$440,069,966
OTHER ASSETS IN EXCESS OF LIABILITIES	0.06	261,974

NET ASSETS	100.00%	$440,331,940

(a)	Non-income producing security.
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$186,221,388	$(3,294,491)	$182,926,897

ADR—American Depositary Receipt

Ltd.—Limited

plc—Public Limited Company

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Blended Equity Fund — (continued)

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Financial	21.51%	$94,697,185
Consumer Discretionary	12.45	54,821,745
Industrials	12.00	52,886,724
Health Care	10.78	47,465,930
Information Technology	10.08	44,381,760
Utilities	9.24	40,680,521
Energy	8.45	37,196,567
Consumer Staples	7.43	32,705,101
Raw/Intermediate Materials	5.64	24,821,457
Real Estate	1.82	8,018,976
Repurchase Agreement	0.54	2,394,000

Total Investments	99.94%	$440,069,966
Other Assets in Excess of Liabilities	0.06	261,974

Net Assets	100.00%	$440,331,940

See Notes to Financial Statements

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Energy and Natural Resources Fund

Shares		Value

COMMON STOCKS — 95.42%
	ENERGY — 65.93%
300,000	Arena Resources, Inc.(a)	$9,636,000
225,000	Atwood Oceanics, Inc.(a)	10,118,250
137,740	BP plc ADR	9,032,989
300,000	Chevron Corp.	19,458,000
400,000	Complete Production Services, Inc.(a)	7,896,000
175,000	ConocoPhillips	10,417,750
181,388	Devon Energy Corp.	11,454,652
988,000	Endeavor International Corp.(a)	2,647,840
200,000	ENSCO International, Inc.	8,766,000
200,000	EOG Resources, Inc.	13,010,000
275,000	Exxon Mobil Corp.	18,452,500
150,000	Frontier Oil Corp.	3,987,000
285,000	GlobalSantaFe Corp.	14,247,150
250,000	Imperial Oil Ltd. ADR	8,387,500
4,000,000	Kodiak Oil & Gas Corp. ADR(a)	13,960,000
134,600	Nabors Industries Ltd.(a)	4,004,350
256,600	Newfield Exploration Co.(a)	9,889,364
250,000	Oceaneering International, Inc.(a)	7,700,000
700,000	Parallel Petroleum Corp.(a)	14,042,000
175,000	Petrohawk Energy Corp.(a)	1,816,500
330,000	Petroquest Energy, Inc.(a)	3,441,900
175,000	Plains Exploration & Production Co.(a)	7,509,250
147,000	Range Resources Corp.	3,710,280
406,000	Schlumberger Ltd.	25,184,179
250,000	Smith International, Inc.	9,700,000
362,600	Southwestern Energy Co.(a)	10,830,862
92,800	Suncor Energy, Inc. ADR	6,686,240
175,000	Teton Energy Corp.(a)	848,750
362,400	TETRA Technologies, Inc.(a)	8,755,584
225,000	Transocean Sedco Forex, Inc.(a)	16,476,750
63,400	Ultra Petroleum Corp.(a)	3,050,174
344,500	Willbros Group, Inc.(a)	5,381,090
266,666	XTO Energy, Inc.	11,234,639

		311,733,543

	RAW/INTERMEDIATE MATERIALS — 20.22%
150,000	Air Products & Chemicals, Inc.	9,955,500
97,500	Aracruz Cellulose S.A. ADR	4,852,575
345,000	Barrick Gold Corp.	10,598,400
300,000	E.I. Du Pont de Nemours & Co.	12,852,000
125,000	Florida Rock Industries, Inc.	4,838,750

Shares		Value

COMMON STOCKS — (continued)
	RAW/INTERMEDIATE MATERIALS — (continued)
212,100	Freeport-McMoRan Copper & Gold, Inc., Class B	$11,296,446
850,000	Hecla Mining Co.(a)	4,879,000
1,200,000	HudBay Minerals, Inc. ADR(a)	14,968,800
800,000	Kinross Gold Corp.(a)	10,016,000
133,800	Phelps Dodge Corp.	11,332,860

		95,590,331

	TRANSPORTATION — 2.61%
400,000	DryShips, Inc.	5,360,000
453,550	Omega Navigation Enterprises, Inc., Class A ADR	6,971,064

		12,331,064

	UTILITIES — 6.66%
275,000	Edison International	11,451,000
200,000	Exelon Corp.	12,108,000
332,000	Williams Cos., Inc.	7,924,840

		31,483,840

	Total COMMON STOCKS (Cost $459,425,823)	451,138,778

Principal Amount
REPURCHASE AGREEMENT —4.32%
$20,402,000	JP Morgan Chase Securities, Inc., 4.87%, dated 09/29/06, to be repurchased 10/02/06, repurchase price $20,410,280 (collateralized by U.S. Government Obligations, ranging in par value $2,585,000-$18,000,000, 4.900%-5.125%, maturing 12/28/20-08/25/16; total market value $20,637,468)	20,402,000

	Total REPURCHASE AGREEMENT (Cost $20,402,000)	20,402,000

TOTAL INVESTMENTS (Cost $479,827,823)(b)	99.74%	$471,540,778
OTHER ASSETS IN EXCESS OF LIABILITIES	0.26	1,223,415

NET ASSETS	100.00%	$472,764,193

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Energy and Natural Resources Fund — (continued)

(a)	Non-income producing security.
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$17,971,206	$(26,258,251)	$(8,287,045)

ADR—American Depositary Receipt

Ltd.—Limited

plc—Public Limited Company

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Energy	65.93%	$311,733,543
Raw/Intermediate Materials	20.22	95,590,331
Utilities	6.66	31,483,840
Repurchase Agreement	4.32	20,402,000
Transportation	2.61	12,331,064

Total Investments	99.74%	$471,540,778
Other Assets in Excess of Liabilities	0.26	1,223,415

Net Assets	100.00%	$472,764,193

See Notes to Financial Statements

Excelsior Funds Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

Equity Income Fund

Shares		Value

COMMON STOCKS — 91.95%
	CONSUMER DISCRETIONARY — 12.91%
110,000	CBS Corp., Class B	$3,098,700
100,000	Circuit City Stores, Inc.	2,511,000
80,000	Home Depot, Inc.	2,901,600
100,000	Lear Corp.	2,070,000
220,000	Leggett & Platt, Inc.	5,506,600
200,000	Newell Rubbermaid, Inc.	5,664,000
75,000	Snap-On, Inc.	3,341,250
135,000	Time Warner, Inc.	2,461,050

		27,554,200

	CONSUMER STAPLES — 2.80%
78,000	Altria Group, Inc.	5,970,900

	ENERGY — 8.35%
98,000	BP plc ADR	6,426,840
112,000	Chevron Corp.	7,264,320
145,000	Halliburton Co.	4,125,250

		17,816,410

	FINANCIAL — 21.32%
235,000	Arthur J. Gallagher & Co.	6,267,450
33,000	Bank of America Corp.	1,767,810
113,000	Citigroup, Inc.	5,612,710
105,000	Freddie Mac	6,964,650
185,000	Mellon Financial Corp.	7,233,501
96,000	Morgan Stanley	6,999,360
100,000	RenaissanceRe Holdings Ltd.	5,560,000
153,000	U.S. BanCorp.	5,082,660

		45,488,141

	HEALTH CARE — 6.77%
94,000	Eli Lilly & Co.	5,358,000
110,000	Medtronic, Inc.	5,108,400
68,000	Novartis AG ADR	3,973,920

		14,440,320

	INDUSTRIALS — 11.60%
135,000	Dover Corp.	6,404,400
165,000	General Electric Co.	5,824,500
170,000	Honeywell International, Inc.	6,953,000
75,000	Hubbell, Inc., Class B	3,592,500
60,000	RR Donnelley & Sons Co.	1,977,600

		24,752,000

Shares		Value

COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY — 10.36%
225,000	Electronic Data Systems Corp.	$5,517,000
165,000	Linear Technology Corp.	5,134,800
210,000	Microsoft Corp.	5,739,300
290,000	Nokia Oyj ADR	5,710,100

		22,101,200

	RAW/INTERMEDIATE MATERIALS — 12.69%
67,000	Eastman Chemical Co.	3,619,340
280,000	Packaging Corp. of America	6,496,000
36,560	Pope Resources Ltd.	1,178,694
32,000	Rayonier, Inc.	1,209,600
395,000	RPM, Inc.	7,501,050
115,000	Weyerhaeuser Co.	7,075,950

		27,080,634

	TELECOMMUNICATION — 5.15%
155,000	AT&T, Inc.	5,046,800
160,000	Verizon Communications, Inc.	5,940,800

		10,987,600

	TOTAL COMMON STOCKS (Cost $170,461,679)	196,191,405

FOREIGN COMMON STOCKS — 3.11%
	UNITED KINGDOM — 3.11%
466,720	Pearson plc	6,638,237

	TOTAL FOREIGN COMMON STOCKS (Cost $5,553,970)	6,638,237

CONVERTIBLE PREFERRED STOCKS — 3.02%
	CONSUMER DISCRETIONARY — 2.63%
76,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	2,552,840
133,000	General Motors Corp., Series C, Preferred Exchange, 6.25%	3,055,010

		5,607,850

	ENERGY — 0.39%
22,500	EL Paso Energy Capital Trust I, Preferred Exchange, 4.75%	837,675

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,503,519)	6,445,525

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

Equity Income Fund — (continued)

Contracts		Value

CALL OPTIONS PURCHASED — 1.05%
200	Home Depot, Inc. Expires 01/17/09 strike price 30	$198,000
900	Home Depot, Inc. Expires 01/18/08 strike price 35	477,000
450	Microsoft Corp. Expires 01/18/08 strike price 20	378,000
300	Time Warner, Inc. Expires 01/17/09 strike price 15	147,000
2,300	Time Warner, Inc. Expires 01/19/08 strike price 15(a)	1,035,000

	TOTAL CALL OPTIONS PURCHASED (Cost $2,278,499)	2,235,000

Principal Amount		Value

REPURCHASE AGREEMENT — 0.29%
$615,000	JP Morgan Chase Securities, Inc., 4.87%, dated 09/29/06, to be repurchased 10/02/06, repurchase price $615,250 (collateralized by U.S. Government Obligation, par value $614,000, 5.200%, maturing 08/01/08; total market value $617,484)	$615,000

	TOTAL REPURCHASE AGREEMENT (Cost $615,000)	615,000

TOTAL INVESTMENTS (Cost $184,412,667)(b)	99.42%	$212,125,167
OTHER ASSETS IN EXCESS OF LIABILITIES	0.58	1,243,007

NET ASSETS	100.00%	$213,368,174

(a)	Fair valued as of September 30, 2006.
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$30,757,622	$(3,045,122)	$27,712,500

ADR—American Depository Receipt

Ltd.—Limited

plc—Public limited company

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

Equity Income Fund — (continued)

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Financial	21.32%	$45,488,141
Consumer Discretionary	18.65	39,800,287
Raw/Intermediate Materials	12.69	27,080,634
Industrials	11.60	24,752,000
Information Technology	10.36	22,101,200
Energy	8.74	18,654,085
Health Care	6.77	14,440,320
Telecommunication	5.15	10,987,600
Consumer Staples	2.80	5,970,900
Call Options Purchased	1.05	2,235,000
Repurchase Agreement	0.29	615,000

Total Investments	99.42%	$212,125,167
Other Assets in Excess of Liabilities	0.58	1,243,007

Net Assets	100.00%	$213,368,174

See Notes to Financial Statements

Excelsior Funds Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

Equity Opportunities Fund

Shares		Value

COMMON STOCKS — 93.13%
	CONSUMER DISCRETIONARY — 13.94%
81,600	BorgWarner, Inc.	$4,665,072
140,500	Dillards, Inc., Class A	4,598,565
187,000	Furniture Brands International, Inc.	3,560,480
130,700	John Wiley & Sons, Class A	4,706,507
111,300	Life Time Fitness, Inc.(a)	5,152,077
171,200	Sotheby’s Holdings, Inc., Class A	5,519,488
150,000	Timberland Co., Class A(a)	4,315,500

		32,517,689

	CONSUMER STAPLES — 4.83%
113,200	Anheuser Busch Cos., Inc.	5,378,132
117,700	Senomyx, Inc.(a)	1,809,049
72,500	Wm. Wrigley Jr. Co.	3,339,350
16,232	Wm. Wrigley Jr. Co., Class B	746,672

		11,273,203

	ENERGY — 6.88%
77,900	Apache Corp.	4,923,280
84,700	Exxon Mobil Corp.	5,683,370
75,600	Suncor Energy, Inc. ADR	5,446,980

		16,053,630

	FINANCIAL — 15.51%
281,000	Aegon N.V.	5,274,370
134,427	American Capital Strategies Ltd.	5,305,834
59	Berkshire Hathaway, Inc., Class A(a)	5,652,200
44,300	Lehman Brothers Holding, Inc.	3,271,998
191,000	Leucadia National Corp.	4,998,470
77,200	NYSE Group, Inc.(a)	5,770,700
106,800	RenaissanceRe Holdings Ltd.	5,938,080

		36,211,652

	HEALTH CARE — 9.68%
80,600	Johnson & Johnson	5,234,164
93,400	Medtronic, Inc.	4,337,496
89,000	Novo-Nordisk A/S ADR	6,632,280
74,000	Roche Holdings Ltd. ADR	6,379,362

		22,583,302

Shares		Value

COMMON STOCKS — (continued)
	INDUSTRIALS — 15.32%
2,112,962	Bombardier, Inc., Class B(a)	$6,598,780
111,500	Canadian National Railway Co.	4,676,310
89,200	Expeditors International of Washington, Inc.	3,976,536
139,000	General Electric Co.	4,906,700
357,200	Quanta Services, Inc.(a)	6,022,392
133,500	Rolls-Royce Group plc ADR	5,720,475
142,300	Simpson Manufacturing Co., Inc.	3,846,369

		35,747,562

	INFORMATION TECHNOLOGY — 6.13%
1,166,000	3com Corp.(a)	5,142,060
140,000	Analog Devices, Inc.	4,114,600
184,600	National Instruments Corp.	5,046,964

		14,303,624

	RAW/INTERMEDIATE MATERIALS — 9.85%
105,300	Aracruz Cellulose S.A. ADR	5,240,781
133,900	Monsanto Co.	6,294,639
112,600	Nucor Corp.	5,572,574
75,100	Vulcan Materials Co.	5,876,575

		22,984,569

	REAL ESTATE — 1.83%
78,000	St. Joe Co.	4,279,860

	UTILITIES — 9.16%
323,000	AES Corp.(a)	6,585,970
282,000	Centerpoint Energy, Inc.	4,038,240
451,500	EL Paso Corp.	6,158,460
320,000	Sierra Pacific Resources(a)	4,588,800

		21,371,470

	TOTAL COMMON STOCKS (Cost $191,011,935)	217,326,561

FOREIGN COMMON STOCKS — 1.99%
	GERMANY — 1.99%
86,706	Bayerische Motoren Werke AG	4,640,673

	TOTAL FOREIGN COMMON STOCKS (Cost $3,919,029)	4,640,673

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

Equity Opportunities Fund — (continued)

Principal Amount		Value

REPURCHASE AGREEMENT — 5.74%
$13,387,000	JP Morgan Chase Securities, Inc., 4.87%, dated 09/29/06, to be repurchased 10/02/06, repurchase price $13,392,433 (collateralized by U.S. Government Obligation, par value $13,370,000, 5.200%, 08/01/08; total market value $13,441,054)	$13,387,000

	TOTAL REPURCHASE AGREEMENT (Cost $13,387,000)	13,387,000

TOTAL INVESTMENTS (Cost $208,317,964)(b)	100.86%	$235,354,234
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.86)	(2,010,402)

NET ASSETS	100.00%	$233,343,832

(a)	Non-income producing security.
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$33,203,829	$(6,167,559)	$27,036,270

ADR—American Depositary Receipt

Ltd.—Limited

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	15.93%	$37,158,362
Financial	15.51	36,211,652
Industrials	15.32	35,747,562
Raw/Intermediate Materials	9.85	22,984,569
Health Care	9.68	22,583,302
Utilities	9.16	21,371,470
Energy	6.88	16,053,630
Information Technology	6.13	14,303,624
Repurchase Agreement	5.74	13,387,000
Consumer Staples	4.83	11,273,203
Real Estate	1.83	4,279,860

Total Investments	100.86%	$235,354,234
Liabilities in Excess of Other Assets	(0.86)	(2,010,402)

Net Assets	100.00%	$233,343,832

See Notes to Financial Statements

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Large Cap Growth Fund

Shares		Value

COMMON STOCKS — 99.47%
	CONSUMER DISCRETIONARY — 15.13%
319,700	Best Buy Co., Inc.	$17,123,132
725,900	Coach, Inc.(a)	24,970,960
756,000	eBay(a)	21,440,160
476,200	Lowes Companies, Inc.	13,362,172
422,900	Starbucks Corp.(a)	14,399,745

		91,296,169

	FINANCIAL — 10.07%
50,800	Chicago Mercantile Exchange	24,295,100
254,100	Lehman Brothers Holding, Inc.	18,767,826
340,100	SLM Corp.	17,678,398

		60,741,324

	HEALTH CARE — 30.04%
171,655	Alcon, Inc.	19,654,498
211,600	Allergan, Inc.	23,828,276
245,900	Amgen, Inc.(a)	17,589,227
424,888	Caremark Rx, Inc.	24,078,402
506,200	Celgene Corp.(a)	21,918,460
247,600	Genentech, Inc.(a)	20,476,520
291,700	Gilead Sciences, Inc.(a)	20,039,790
464,500	Teva Pharmaceutical Industries Ltd. ADR	15,834,805
263,882	Zimmer Holdings, Inc.(a)	17,812,035

		181,232,013

	INDUSTRIALS — 6.13%
224,900	Corporate Executive Board Co.	20,220,759
376,400	Expeditors International of Washington, Inc.	16,779,912

		37,000,671

	INFORMATION TECHNOLOGY — 33.82%
363,500	Akamai Technologies, Inc.(a)	18,171,365
351,600	Apple Computer, Inc.(a)	27,083,748
620,487	Broadcom Corp., Class A(a)	18,825,576
861,600	Corning, Inc.(a)	21,031,656
284,415	Electronic Arts, Inc.(a)	15,836,227
60,873	Google, Inc., Class A(a)	24,464,859
368,406	Infosys Technologies Ltd. ADR	17,584,018
653,500	Qualcomm, Inc.	23,754,725
204,500	Research In Motion Ltd.(a)	20,993,970
644,200	Yahoo!, Inc.(a)	16,285,376

		204,031,520

Shares		Value
COMMON STOCKS — (continued)
	TELECOMMUNICATION — 4.28%
655,200	America Movil S.A. de C.V., Series L ADR	$25,795,224

	TOTAL COMMON STOCKS (Cost $511,909,574)	600,096,921

Principal Amount
REPURCHASE AGREEMENT —1.57%
$9,481,000	JP Morgan Chase Securities, Inc., 4.87%, dated 09/29/06, to be repurchased 10/02/06, repurchase price $9,484,848 (collateralized by U.S. Government Obligation, par value $9,650,000, 4.875%, maturing 01/27/20; total market value $9,562,048)	9,481,000

	Total REPURCHASE AGREEMENT (Cost $9,481,000)	9,481,000

TOTAL INVESTMENTS (Cost $521,390,574)(b)	101.04%	$609,577,921
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.04)	(6,262,710)

NET ASSETS	100.00%	$603,315,211

(a)	Non-income producing security
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$113,257,102	$(25,069,755)	$88,187,347

ADR—American Depository Receipt

Ltd.—Limited

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Large Cap Growth Fund — (continued)

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Information Technology	33.82%	$204,031,520
Health Care	30.04	181,232,013
Consumer Discretionary	15.13	91,296,169
Financial	10.07	60,741,324
Industrials	6.13	37,000,671
Telecommunication	4.28	25,795,224
Repurchase Agreement	1.57	9,481,000

Total Investments	101.04%	$609,577,921
Liabilities in Excess of Other Assets	(1.04)	(6,262,710)

Net Assets	100.00%	$603,315,211

See Notes to Financial Statements

Excelsior Funds Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

Mid Cap Value and Restructuring Fund

Shares		Value

COMMON STOCKS — 97.04%
	CONSUMER DISCRETIONARY — 27.21%
71,900	Autozone, Inc.(a)	$7,427,270
101,100	Black & Decker Corp.	8,022,285
112,900	Centex Corp.	5,940,798
284,500	Constellation Brands, Inc.(a)	8,187,910
190,600	EchoStar Communications, Inc.(a)	6,240,244
135,800	Limited Brands	3,597,342
303,200	Onex Corp.	6,788,345
167,700	Sherwin-Williams Co.	9,354,306
333,200	Tempur-Pedic International, Inc.(a)	5,721,044
239,500	TJX Cos., Inc.	6,713,185
148,000	Zale Corp.(a)	4,105,520

		72,098,249

	CONSUMER STAPLES — 2.34%
147,200	Dean Foods Co.(a)	6,185,344

	ENERGY — 11.90%
103,800	Cimarex Energy Co.	3,652,722
173,300	Devon Energy Corp.	10,943,895
122,700	Noble Corp.	7,874,886
187,800	Occidental Petroleum Corp.	9,035,058

		31,506,561

	FINANCIAL — 14.57%
88,000	Ace Ltd.	4,816,240
159,700	CIT Group, Inc.	7,766,211
47,900	First Marblehead Corp.	3,317,554
116,600	Lehman Brothers Holding, Inc.	8,612,076
61,400	Mastercard, Inc., Class A(a)	4,319,490
59,900	RenaissanceRe Holdings Ltd.	3,330,440
101,380	Sovereign Bancorp, Inc.	2,180,684
120,000	W.R. Berkley Corp.	4,246,800

		38,589,495

	HEALTH CARE — 5.91%
331,300	Health Management Associates, Inc., Class A	6,924,170
176,700	Shire Pharmaceuticals plc ADR	8,727,213

		15,651,383

	INDUSTRIALS — 15.78%
47,900	Autoliv, Inc.	2,639,769
187,700	Brink’s Co.	9,959,362

Shares		Value

COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
236,600	Empresa Brasileira de Aeronautica S.A. ADR	$9,291,282
75,000	Kennametal, Inc.	4,248,750
36,000	Lincoln Electric Holdings, Inc.	1,960,200
167,700	Mueller Industries, Inc.	5,898,009
335,300	United Rentals, Inc.(a)	7,795,725

		41,793,097

	INFORMATION TECHNOLOGY — 7.52%
125,000	Electronic Data Systems Corp.	3,065,000
223,900	Harris Corp.	9,961,311
463,100	Symbol Technologies, Inc.	6,881,666

		19,907,977

	RAW/INTERMEDIATE MATERIALS — 5.46%
186,700	Aracruz Cellulose S.A. ADR	9,292,059
179,700	Cabot Microelectronics Corp.(a)	5,178,954

		14,471,013

	REAL ESTATE — 2.15%
103,800	St. Joe Co.	5,695,506

	UTILITIES — 4.20%
324,800	EL Paso Corp.	4,430,272
280,500	Williams Cos., Inc.	6,695,535

		11,125,807

	Total COMMON STOCKS (Cost $160,989,980)	257,024,432

FOREIGN COMMON STOCKS — 2.10%
	NETHERLANDS — 2.10%
79,500	Hunter Douglas NV	5,574,102
	Total FOREIGN COMMON STOCKS (Cost $2,926,238)	5,574,102

CONVERTIBLE PREFERRED STOCKS — 0.15%
	CONSUMER DISCRETIONARY — 0.15%
400	Blockbuster, Inc., Preferred Exchange	397,550

	Total CONVERTIBLE PREFERRED STOCKS (Cost $400,000)	397,550

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

Mid Cap Value and Restructuring Fund — (continued)

Principal Amount		Value

REPURCHASE AGREEMENT — 0.53%
$1,398,000	JP Morgan Chase Securities, Inc., 4.87%, dated 09/29/06, to be repurchased 10/02/06, repurchase price $1,398,567 (collateralized by U.S. Government Obligation, par value $1,390,000, 5.250%, 12/06/07; total market value $1,402,669)	$1,398,000

	TOTAL REPURCHASE AGREEMENT (Cost $1,398,000)	1,398,000

TOTAL INVESTMENTS (Cost $165,714,218)(b)	99.82%	$264,394,084
OTHER ASSETS IN EXCESS OF LIABILITIES	0.18	464,025

NET ASSETS	100.00%	$264,858,109

(a)	Non-income producing security.
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$101,336,963	$(2,657,097)	$98,679,866

ADR—American Depositary Receipt

Ltd.—Limited

plc—Public Limited Company

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	29.46%	$78,069,901
Industrials	15.78	41,793,097
Financial	14.57	38,589,495
Energy	11.90	31,506,561
Information Technology	7.52	19,907,977
Health Care	5.91	15,651,383
Raw/Intermediate Materials	5.46	14,471,013
Utilities	4.20	11,125,807
Consumer Staples	2.34	6,185,344
Real Estate	2.15	5,695,506
Repurchase Agreement	0.53	1,398,000

Total Investments	99.82%	$264,394,084
Other Assets in Excess of Liabilities	0.18	464,025

Net Assets	100.00%	$264,858,109

See Notes to Financial Statements

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Real Estate Fund

Shares		Value

COMMON STOCKS — 96.21%
	CONSUMER DISCRETIONARY — 0.62%
15,000	Starwood Hotels & Resorts Worldwide, Inc.	$857,850

	FINANCIAL — 2.12%
70,000	iStar Financial, Inc.	2,919,000

	REAL ESTATE — 92.16%
65,000	AMB Property Corp.	3,582,150
59,500	Apartment Investment & Management Co., Class A	3,237,395
70,000	Archstone-Smith Trust	3,810,800
37,784	AvalonBay Communities, Inc.	4,549,194
100,000	BioMed Realty Trust, Inc.	3,034,000
55,000	Boston Properties, Inc.	5,683,700
45,800	Camden Property Trust	3,481,258
120,100	Cedar Shopping Centers, Inc.	1,942,017
95,000	Cousins Properties, Inc.	3,249,950
60,000	Digital Reality Trust, Inc.	1,879,200
100,000	Duke Realty Corp.	3,735,000
120,000	Equity Inns, Inc.	1,910,400
110,320	Equity Office Properties Trust	4,386,323
111,820	Equity Residential	5,655,856
50,000	Federal Realty Investment Trust	3,715,000
64,600	Forest City Enterprises, Inc., Class A	3,507,780
35,000	Global Signal, Inc.	1,770,300
55,000	Health Care REIT, Inc.	2,200,550
27,200	Healthcare Realty Trust, Inc.	1,044,752
15,700	Heritage Property Investment Trust	572,422
45,300	Home Properties of New York, Inc.	2,589,348
143,910	Host Marriott Corp.	3,299,856
102,400	Kimco Realty Corp.	4,389,888
150,000	Kite Realty Group Trust	2,556,000
83,000	Liberty Property Trust	3,966,570
35,700	Macerich Co.	2,726,052
75,000	Maguire Properties, Inc.	3,055,500
25,000	Pan Pacific Retail Properties, Inc.	1,735,500
40,000	Parkway Properties, Inc.	1,859,600
55,000	Post Properties, Inc.	2,613,600
123,124	Prologis	7,025,455
42,100	Public Storage, Inc.	3,620,179
150,000	Senior Housing Properties Trust	3,201,000
63,000	Simon Property Group, Inc.	5,709,060
18,600	SL Green Realty Corp.	2,077,620

Shares		Value

COMMON STOCKS — (continued)
	REAL ESTATE — (continued)
27,300	St. Joe Co.	$1,497,951
120,300	U-Store-It Trust	2,581,638
51,500	Vornado Realty Trust	5,613,500
84,175	Weingarten Realty Investors	3,621,209

		126,687,573

	TRANSPORTATION — 1.31%
40,700	Alexander & Baldwin, Inc.	1,805,859

	TOTAL COMMON STOCKS (Cost $85,660,955)	132,270,282

Principal Amount
REPURCHASE AGREEMENT — 5.30%
$7,286,000	JP Morgan Chase Securities, Inc., 4.87%, dated 09/29/06, to be repurchased 10/02/06, repurchase price $7,288,957 (collateralized by U.S. Government Obligation, par value $7,277,000, 5.200%, maturing 08/01/08; total market value $7,315,455)	7,286,000

	TOTAL REPURCHASE AGREEMENT (Cost $7,286,000)	7,286,000

TOTAL INVESTMENTS (Cost $92,946,955)(a)	101.51%	$139,556,282
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.51)	(2,075,801)

NET ASSETS	100.00%	$137,480,481

(a)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$46,660,806	$(51,479)	$46,609,327

REIT—Real Estate Investment Trust

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Real Estate Fund — (continued)

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Real Estate	92.16%	$126,687,573
Repurchase Agreement	5.30	7,286,000
Financial	2.12	2,919,000
Transportation	1.31	1,805,859
Consumer Discretionary	0.62	857,850

Total Investments	101.51%	$139,556,282
Liabilities in Excess of Other Assets	(1.51)	(2,075,801)

Net Assets	100.00%	$137,480,481

See Notes to Financial Statements

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Small Cap Fund

Shares		Value

COMMON STOCKS — 99.49%
	CONSUMER DISCRETIONARY — 18.00%
800,000	Cabelas, Inc.(a)	$17,384,000
200,000	Columbia Sportswear Co.(a)	11,166,000
380,000	Ethan Allen Interiors, Inc.	13,170,800
700,000	Oakley, Inc.	11,935,000
620,000	Sotheby’s Holdings, Inc., Class A	19,988,800
600,000	Talbots, Inc.	16,350,000
360,000	Thor Industries, Inc.	14,821,200
200,000	Urban Outfitters, Inc.(a)	3,538,000

		108,353,800

	CONSUMER STAPLES — 2.10%
450,000	Performance Food Group Co.(a)	12,640,500

	ENERGY — 3.61%
260,000	Helix Energy Solutions Group, Inc.(a)	8,684,000
540,000	TETRA Technologies, Inc.(a)	13,046,400

		21,730,400

	FINANCIAL — 12.29%
170,000	GFI Group, Inc.(a)	9,399,300
180,000	Greenhill & Co., Inc.	12,063,600
240,000	Jefferies Group, Inc.	6,840,000
400,000	Nara Bancorp, Inc.	7,316,000
144,704	Park National Corp.	14,483,423
600,000	Philadelphia Consolidated Holdings Corp.(a)	23,868,000

		73,970,323

	HEALTH CARE — 7.06%
480,000	Arrow International, Inc.	15,268,800
460,000	Kensey Nash Corp.(a)	13,464,200
300,000	Molina Healthcare, Inc.(a)	10,608,000
900,000	Orthovita, Inc.(a)	3,141,000

		42,482,000

	INDUSTRIALS — 21.47%
60,000	EGL, Inc.(a)	2,186,400
480,000	FLIR Systems, Inc.(a)	13,036,800
640,000	FTI Consulting, Inc.(a)	16,038,400
180,000	Hewitt Associates, Inc., Class A(a)	4,366,800
540,000	Innovative Solutions & Support, Inc.(a)	7,846,200
660,000	Kansas City Southern(a)	18,024,600

Shares		Value

COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
1,000,000	MPS Group, Inc.(a)	$15,110,000
1,000,000	Quanta Services, Inc.(a)	16,860,000
520,000	Shaw Group, Inc.(a)	12,292,800
460,000	Simpson Manufacturing Co., Inc.	12,433,800
260,000	Triumph Group, Inc.	11,011,000

		129,206,800

	INFORMATION TECHNOLOGY — 29.58%
280,000	CACI International, Inc., Class A(a)	15,402,800
560,000	CommScope, Inc.(a)	18,401,600
700,000	Fairchild Semiconductor International, Inc.(a)	13,090,000
600,000	Forrester Research, Inc.(a)	15,786,000
1,400,000	Keane, Inc.(a)	20,174,000
1,600,000	Kulicke & Soffa Industries, Inc.(a)	14,144,000
1,000,000	Lattice Semiconductor Corp.(a)	6,820,000
900,000	Manhattan Associates, Inc.(a)	21,726,000
500,000	Plantronics, Inc.	8,765,000
360,000	Power Integrations(a)	7,056,000
660,000	Technitrol, Inc.	19,701,000
460,000	Varian Semiconductor Equipment Associates, Inc.(a)	16,882,000

		177,948,400

	RAW/INTERMEDIATE MATERIALS — 2.39%
500,000	Cabot Microelectronics Corp.(a)	14,410,000

	TELECOMMUNICATION — 1.53%
1,000,000	Andrew Corp.(a)	9,230,000

	UTILITIES — 1.46%
400,000	Aqua America, Inc.	8,776,000

	TOTAL COMMON STOCKS (Cost $453,432,643)	598,748,223

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Small Cap Fund — (continued)

Principal Amount		Value

REPURCHASE AGREEMENT — 0.49%
$2,941,000	JP Morgan Chase Securities, Inc., 4.87%, dated 09/29/06, to be repurchased 10/02/06, repurchase price $2,942,194 (collateralized by U.S. Government Obligation, par value $2,883,000, 5.680%, maturing 11/27/15; total market value $2,996,501)	$2,941,000

	TOTAL REPURCHASE AGREEMENT (Cost $2,941,000)	2,941,000

TOTAL INVESTMENTS (Cost $456,373,643)(b)	99.98%	$601,689,223
OTHER ASSETS IN EXCESS OF LIABILITIES	0.02	132,780

NET ASSETS	100.00%	$601,822,003

(a)	Non-income producing security
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$154,318,149	$(9,002,569)	$145,315,580

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Information Technology	29.58%	$177,948,400
Industrial	21.47	129,206,800
Consumer Discretionary	18.00	108,353,800
Financial	12.29	73,970,323
Health Care	7.06	42,482,000
Energy	3.61	21,730,400
Raw/Intermediate Materials	2.39	14,410,000
Consumer Staples	2.10	12,640,500
Telecommunication	1.53	9,230,000
Utilities	1.46	8,776,000
Repurchase Agreement	0.49	2,941,000

Total Investments	99.98%	$601,689,223
Other Assets in Excess of Liabilities	0.02	132,780

Net Assets	100.00%	$601,822,003

See Notes to Financial Statements

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Value and Restructuring Fund

Shares		Value

COMMON STOCKS — 96.96%
	CONSUMER DISCRETIONARY — 14.30%
2,150,000	Avon Products, Inc.	$65,919,000
2,600,000	Black & Decker Corp.	206,310,000
2,600,000	CBS Corp., Class B	73,242,000
3,000,000	Centex Corp.	157,860,000
1,850,000	EchoStar Communications, Inc.(a)	60,569,000
850,000	Harman International Industries, Inc.	70,924,000
2,800,000	Leggett & Platt, Inc.	70,084,000
2,700,000	Newell Rubbermaid, Inc.	76,464,000
3,150,000	TJX Cos., Inc.	88,294,500
155,043	Wyndham Worldwide Corp.(a)	4,336,553
5,800,000	XM Satellite Radio Holdings, Inc., Class A(a)	74,762,000
2,550,000	Zale Corp.(a)	70,737,000

		1,019,502,053

	CONSUMER STAPLES — 4.17%
1,750,000	ConAgra Foods, Inc.	42,840,000
2,500,000	Dean Foods Co.(a)	105,050,000
1,000,000	Kraft Foods, Inc., Class A	35,660,000
2,050,000	Loews Corp. — Carolina Group	113,549,500

		297,099,500

	ENERGY — 13.87%
1,650,000	Anadarko Petroleum Corp.	72,319,500
2,750,000	ConocoPhillips	163,707,500
2,450,000	Devon Energy Corp.	154,717,500
1,359,928	Mariner Energy, Inc.(a)	24,981,877
1,400,000	Murphy Oil Corp.	66,570,000
2,150,000	Noble Energy, Inc.	98,018,500
1,900,000	Petrobras ADR	159,277,000
4,200,000	Petrohawk Energy Corp.(a)	43,596,000
3,149,977	Rossetta Resources, Inc.(a)	54,085,105
2,350,000	Todco, Class A(a)	81,310,000
2,400,000	W&T Offshore, Inc.	70,104,000

		988,686,982

	FINANCIAL — 22.62%
2,500,000	Ace Ltd.	136,825,000
3,650,000	Amvescap plc ADR	80,008,000
2,750,000	Apollo Investment Corp.(b)	56,402,500
1,000,000	Capital One Financial Corp.	78,660,000
1,981,700	Castlepoint Holdings Ltd. ADR(a)(c)(d)	21,798,700

Shares		Value

COMMON STOCKS — (continued)
	FINANCIAL — (continued)
1,750,000	CIT Group, Inc.	$85,102,500
2,400,000	Citigroup, Inc.	119,208,000
1,600,000	Freddie Mac	106,128,000
2,000,000	JP Morgan Chase & Co.	93,920,000
1,550,000	Lehman Brothers Holding, Inc.	114,483,000
2,700,000	Loews Corp.	102,330,000
2,400,000	Marsh & McLennan Cos., Inc.	67,560,000
633,414	Mastercard, Inc., Class A(a)	44,560,675
3,483,279	MCG Capital Corp.	56,881,946
1,800,000	Metlife, Inc.	102,024,000
2,100,000	Morgan Stanley	153,111,000
1,150,000	PNC Financial Services Group, Inc.	83,306,000
3,000,000	Primus Guaranty Ltd.(a)	36,330,000
1,700,000	Washington Mutual, Inc.	73,899,000

		1,612,538,321

	HEALTH CARE — 4.84%
1,850,000	AmerisourceBergen Corp.	83,620,000
2,225,000	Baxter International, Inc.	101,148,500
2,000,000	Bristol-Myers Squibb Co.	49,840,000
1,200,000	HCA, Inc.	59,868,000
1,000,000	Wyeth	50,840,000

		345,316,500

	INDUSTRIALS — 13.49%
2,900,000	AGCO Corp.(a)	73,515,000
1,116,403	Aries Maritime Transport Ltd.	11,610,591
1,062,581	Arlington Tankers	23,971,827
2,019,584	Copa Holdings S.A., Class A	69,332,319
1,000,000	Eagle Materials, Inc.	33,680,000
2,500,000	Empresa Brasileira de Aeronautica S.A. ADR	98,175,000
3,150,000	Gol Linhas Aereas Inteligentes S.A. ADR	108,202,500
500,000	Rockwell Automation, Inc.	29,050,000
1,700,000	Ryder Systems, Inc.	87,856,000
3,000,000	Tyco International Ltd.	83,970,000
1,650,000	Union Pacific Corp.	145,200,000
4,000,000	United Rentals, Inc.(a)	93,000,000
1,650,000	United Technologies Corp.	104,527,500

		962,090,737

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Value and Restructuring Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY — 4.92%
3,950,000	Harris Corp.	$175,735,500
900,000	International Business Machines Corp.	73,746,000
3,500,000	Nokia Oyj ADR	68,915,000
1,850,000	Plantronics, Inc.	32,430,500

		350,827,000

	RAW/INTERMEDIATE MATERIALS — 9.05%
2,650,000	Alpha Natural Resources, Inc.(a)	41,764,000
4,000,000	Celanese Corp., Class A	71,600,000
4,500,000	Consol Energy, Inc.	142,785,000
1,500,000	Foundation Coal Holdings, Inc.	48,555,000
5,637,304	International Coal Group, Inc.(a)	23,789,423
944,900	Pinnacle Gas Resources, Inc.(a)(c)(d)	10,393,900
1,400,000	PPG Industries, Inc.	93,912,000
1,700,000	Schnitzer Steel Industries, Inc.	53,618,000
3,800,000	Smurfit-Stone Container Corp.(a)	42,560,000
900,000	Southern Copper Corp.	83,250,000
2,600,000	Tronox, Inc.	33,150,000

		645,377,323

	REAL ESTATE — 3.32%
3,720,000	Diamondrock Hospitality Co.	61,789,200
1,000,000	FBR Capital Markets Corp.(a)(c)(d)	15,000,000
3,300,000	Friedman Billings Ramsey Group, Inc., Class A	26,499,000
2,050,000	Host Marriott Corp.	47,006,500
3,000,000	Peoples Choice Financial Corp.(a)(c)(d)	9,000,000
887,500	Realogy Corp.(a)	20,128,500
600,000	Taberna Realty Finance Trust(c)(d)	8,940,000
900,000	Ventas, Inc.	34,686,000
1,500,000	Vintage Wine Trust, Inc.(c)(d)	13,500,000

		236,549,200

Shares		Value

COMMON STOCKS — (continued)
	TELECOMMUNICATION — 4.48%
5,500,000	America Movil S.A. de C.V., Series L ADR	$216,535,000
1,842,000	Datapath, Inc.(a)(c)(d)	20,262,000
2,600,000	Sprint Nextel Corp.	44,590,000
2,900,000	Windstream Corp.	38,251,000

		319,638,000

	TRANSPORTATION — 0.22%
1,000,000	Omega Navigation Enterprises, Inc., Class A ADR	15,370,000

	UTILITIES — 1.68%
1,500,000	Duke Energy Corp.	45,300,000
5,450,000	EL Paso Corp.	74,338,000

		119,638,000

	TOTAL COMMON STOCKS (Cost $5,022,038,773)	6,912,633,616

FOREIGN COMMON STOCKS — 1.54%
	GERMANY — 0.90%
1,500,000	Lanxess AG(a)	64,026,180

	ITALY — 0.64%
5,000,000	Enel S.p.A	45,635,341

	TOTAL FOREIGN COMMON STOCKS (Cost $78,886,762)	109,661,521

CONVERTIBLE PREFERRED STOCKS — 1.27%
	CONSUMER DISCRETIONARY — 1.08%
2,300,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	77,257,000

	RAW/INTERMEDIATE MATERIALS — 0.19%
500,000	Celanese Corp., Preferred Exchange, 4.25%	13,625,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $96,491,027)	90,882,000

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Value and Restructuring Fund — (continued)

Principal Amount		Value

REPURCHASE AGREEMENT — 0.19%
$13,420,000	JP Morgan Chase Securities, Inc., 4.87%, dated 09/29/06, to be repurchased 10/02/06, repurchase price $13,425,446 (collateralized by U.S. Government Obligation, par value $13,403,000, 5.200%, 08/01/08; total market value $13,474,230)	$13,420,000

	TOTAL REPURCHASE AGREEMENT (Cost $13,420,000)	13,420,000

TOTAL INVESTMENTS (Cost $5,210,836,562)(e)	99.96%	$7,126,597,137
OTHER ASSETS IN EXCESS OF LIABILITIES	0.04	2,774,729

NET ASSETS	100.00%	$7,129,371,866

(a)	Non-income producing security.
(b)	Registered Investment Company
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $98,894,600 or 1.39% of net assets.
(d)	Represents an illiquid security as of September 30, 2006.
(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$2,174,334,610	$(258,574,035)	$1,915,760,575

ADR—American Depositary Receipt

Ltd.—Limited

plc—Public Limited Company

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Financial	22.62%	$1,612,538,321
Consumer Discretionary	15.38	1,096,759,053
Energy	14.51	1,034,322,323
Industrials	14.39	1,026,116,917
Raw/Intermediate Materials	9.24	659,002,323
Information Technology	4.92	350,827,000
Health Care	4.84	345,316,500
Telecommunication	4.48	319,638,000
Consumer Staples	4.17	297,099,500
Real Estate	3.32	236,549,200
Utilities	1.68	119,638,000
Transportation	0.22	15,370,000
Repurchase Agreement	0.19	13,420,000

Total Investments	99.96%	$7,126,597,137
Other Assets in Excess of Liabilities	0.04	2,774,729

Net Assets	100.00%	$7,129,371,866

See Notes to Financial Statements

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Emerging Markets Fund

Shares		Value

COMMON STOCKS — 90.09%
	ARGENTINA — 1.37%
931,800	Telecom Argentina S.A. ADR(a)	$12,812,250

	BRAZIL — 7.05%
841,674	Arcelor Brazil S.A.	14,812,502
431,400	Companhia Vale do Rio Doce S.A.	9,296,061
272,500	Diagnosticos da America S.A.(a)	5,118,078
334,800	Gol Linhas Aereas Inteligentes S.A. ADR	11,500,380
441,700	Telemar Norte Leste S.A.	9,398,045
215,400	Uniao de Bancos Brasileiros S.A.	15,939,600

		66,064,666

	CHINA — 13.24%
23,275,000	Bank of Communications Ltd., Class H (Hong Kong)	16,385,219
27,271,300	Chaoda Mordern Agriculture Holdings Ltd. (Hong Kong)	16,678,187
42,614,000	China Construction Bank, Class H (Hong Kong)	18,421,940
620,797	China Mobile Ltd. ADR (Hong Kong)	21,945,173
20,961,000	China Petroleum & Chemical Corp., Class H (Hong Kong)	12,993,062
17,823,252	Far East Consortium Int’L Ltd. (Hong Kong)	7,354,231
15,539,400	People’s Food Holdings Ltd.	10,549,715
131,700	PetroChina Co. Ltd. ADR	14,177,505
8,447,000	Texwinca Holdings Ltd. (Hong Kong)	5,515,906

		124,020,938

	COLUMBIA — 0.88%
288,800	Bancolombia S.A. ADR	8,259,680

	INDIA — 5.45%
339,350	ICICI Bank Ltd. ADR	10,421,439
240,400	India Fund, Inc.(b)	10,613,660
222,900	State Bank of India GDR(c)	12,362,643
655,700	Suzlon Energy Ltd.	17,632,385

		51,030,127

Shares		Value

COMMON STOCKS — (continued)
	INDONESIA — 3.78%
28,198,700	PT Indocement Tunggal Prakarsa Tbk	$15,043,491
22,402,700	PT Telekomunikasi Indonesia Tbk	20,394,266

		35,437,757

	MALAYSIA — 3.73%
1,882,600	Genting Berhad	12,302,844
6,454,950	Public Bank Berhad	11,733,089
4,404,300	Telekom Malaysia Berhad	10,927,122

		34,963,055

	MEXICO — 9.55%
428,100	America Movil S.A. de C.V., Series L ADR	16,854,297
405,244	Cemex S.A.B de C.V. ADR	12,189,740
183,300	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	6,232,200
801,355	Grupo Elektra S.A.	7,694,146
2,124,100	Grupo Televisa S.A.	9,063,523
363,380	Telefonos de Mexico S.A. de C.V., Series L ADR	9,295,260
5,959,029	Urbi Desarrollos Urbanos S.A. de C.V.(a)	16,783,323
3,330,082	Wal-Mart de Mexico S.A. de C.V.	11,333,612

		89,446,101

	POLAND — 1.21%
967,373	Powszechna Kasa Oszczednoski Polski Bank S.A.	11,285,478

	RUSSIA — 8.47%
210,200	Lukoil Co. ADR	16,017,240
103,200	MMC Norilsk Nickel ADR	13,044,480
368,100	Mobile TeleSystems ADR	13,903,137
421,350	OAO Gazprom ADR	18,295,229
103,200	Polyus Gold ADR(a)	4,530,480
301,000	RBC Information Systems ADR(a)	11,678,800
61,280	Rostelecom ADR	1,844,528

		79,313,894

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Emerging Markets Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	SOUTH AFRICA — 6.06%
2,911,042	African Bank Investments Ltd.	$8,257,767
704,600	Gold Fields Ltd. ADR	12,570,064
1,522,224	MTN Group Ltd.	12,301,089
405,500	Sasol Ltd.	13,345,348
596,116	Telekom South Africa Ltd.	10,288,632

		56,762,900

	SOUTH KOREA — 16.31%
23,198	Amorepacific Corp.(a)	10,792,049
337,802	Hana Financial Group, Inc.	15,483,712
650,638	KT Corp. ADR	13,969,198
421,680	LG Cable Ltd.	15,612,808
120,562	LG Home Shopping, Inc.	9,709,433
13,000	Lotte Chilsung Beverage Co. Ltd.	17,651,265
135,810	NCSoft Corp.(a)	8,360,760
14,158	Pacific Corp.	1,938,529
63,570	Samsung Electronic Co. Ltd.	44,588,132
614,685	SK Telecom Co. Ltd. ADR	14,525,007

		152,630,893

	TAIWAN — 5.97%
3,114,472	Hon Hai Precision, Inc.	18,975,634
6,673,453	President Chain Store Corp.	14,400,893
11,780,387	Synnex Technology International Corp.	10,505,083
233,704	Taiwan Semiconductor Manufacturing Co. Ltd.	422,242
1,212,264	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,637,734

		55,941,586

	THAILAND — 1.50%
5,867,900	Advanced Info Service Public Co. Ltd. (Foreign Shares)	14,028,563

	TURKEY — 2.19%
872,210	Akbank T.A.S. ADR(c)	8,938,322
1,112,582	Arcelik A.S.	6,910,878
1,065,000	Turkiye Vakiflar Bankasi T.A.O., Class D	4,687,149

		20,536,349

Shares		Value

COMMON STOCKS — (continued)
	UNITED KINGDOM — 3.33%
381,000	Anglo American plc (South Africa shares)	$15,888,247
712,500	Kazakhmys plc	15,272,011

		31,160,258

	TOTAL COMMON STOCKS (Cost $620,478,218)	843,694,495

PREFERRED STOCKS — 5.84%
	BRAZIL — 4.47%
376,535	Banco Bradesco S.A.	12,497,433
315,754,000	Companhia Energetica de Minas Gerais	12,420,559
906,800	Petroleo Brasileiro S.A.	16,922,925

		41,840,917

	SOUTH KOREA — 1.37%
246,300	Hyundai Motor Co. Ltd.	12,868,788

	TOTAL PREFERRED STOCKS (Cost $27,989,626)	54,709,705

Principal Amount
REPURCHASE AGREEMENT (3.74%):
$35,026,000	JP Morgan Chase Securities, Inc., 4.87%, dated 09/29/06, to be repurchased 10/02/06, repurchase price $35,040,215 (collateralized by U.S. Government Obligations, ranging in par value $8,769,000-$26,000,000, 3.600%-5.680%, maturing 03/16/09-11/27/15; total market value $35,537,889)	35,026,000

	TOTAL REPURCHASE AGREEMENT (Cost $35,026,000)	35,026,000

TOTAL INVESTMENTS (Cost $683,493,844)(d)	99.67%	$933,430,200
OTHER ASSETS IN EXCESS OF LIABILITIES	0.33	3,081,997

NET ASSETS	100.00%	$936,512,197

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Emerging Markets Fund — (continued)

(a)	Non-income producing security
(b)	Registered Investment Company
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $21,300,965 or 2.27% of net assets.
(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$278,817,287	$(28,880,931)	$249,936,356

ADR—American Depository Receipt

GDR—Global Depository Receipt

Ltd.—Limited

plc—Public Limited Company

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Telecommunication	19.49%	$182,486,569
Financial	17.30	162,027,698
Industrials	11.29	105,761,426
Energy	11.05	103,509,024
Raw/Intermediate Materials	10.80	101,086,312
Information Technology	9.32	87,302,544
Consumer Discretionary	8.85	82,889,144
Consumer Staples	6.15	57,609,745
Repurchase Agreement	3.74	35,026,000
Investment Companies	1.13	10,613,660
Health Care	0.55	5,118,078

Total Investments	99.67	$933,430,200
Other Assets in Excess of Liabilities	0.33	3,081,997

Net Assets	100.00%	$936,512,197

See Notes to Financial Statements

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

International Fund

Shares		Value

COMMON STOCKS — 96.26%
	AUSTRALIA — 1.14%
123,213	Rio Tinto Ltd.	$6,422,736

	BELGIUM — 1.22%
46,300	Umicore	6,842,808

	CANADA — 2.19%
379,100	Rona, Inc.(a)	7,181,698
72,058	Suncor Energy, Inc.	5,170,766

		12,352,464

	CHINA — 2.30%
56,800	PetroChina Co. Ltd. ADR	6,114,520
627,000	Sun Hung Kai Properties Ltd. (Hong Kong)	6,837,415

		12,951,935

	FINLAND — 2.26%
254,300	Fortum Oyj	6,776,772
301,700	Nokia Oyj	5,942,396

		12,719,168

	FRANCE — 8.31%
219,228	AXA S.A.	8,077,334
83,950	BNP Paribas S.A.	9,020,614
133,456	Carrefour S.A.	8,421,310
50,734	Compagnie Generale de Geophysique S.A. (CGG)(a)	7,799,942
74,526	Sanofi-Aventis S.A.	6,624,876
104,356	Total S.A.	6,843,890

		46,787,966

	GERMANY — 7.21%
138,300	Adidas-Salomon AG	6,491,827
142,100	Altana AG	7,846,128
140,400	Bayerische Motoren Werke AG	7,514,479
70,600	MAN AG	5,952,457
160,300	Rhoen-Klinikum AG	7,186,139
293,500	SGL Carbon AG(a)	5,634,386

		40,625,416

	INDONESIA — 1.38%
8,517,600	PT Telekomunikasi Indonesia Tbk	7,753,985

	IRELAND (2.81%):
412,900	Bank of Ireland	8,071,747
420,200	Depfa Bank plc	7,755,119

		15,826,866

Shares		Value

COMMON STOCKS — (continued)
	ITALY — 2.08%
231,590	ENI S.p.A.	$6,880,466
280,336	Permasteelisa S.p.A.	4,832,935

		11,713,401

	JAPAN — 23.28%
189,100	Canon, Inc.	9,883,506
428,700	Casio Computer Co. Ltd.	8,649,154
398,963	Chiyoda Corp.	7,819,202
307,800	Don Quijote Co. Ltd.	6,524,677
104,500	FANUC Co. Ltd.	8,157,620
198,200	Hoya Corp.	7,475,941
32,400	Keyence Corp.	7,457,937
100,800	Kyocera Corp.	8,627,206
195,000	Millea Holdings, Inc.(b)	7,090,201
500	Mitsubishi Tokyo Financial Group, Inc.	6,434,680
449,000	Nikon Corp.	9,291,674
4,500	NTT DoCoMo, Inc.	6,933,533
1,064,000	Sumitomo Trust & Banking Co. Ltd.	11,161,633
168,600	Takeda Pharmaceutical Co. Ltd.	10,536,177
860,000	The Bank of Fukuoka Ltd.	6,322,651
86,300	Yamada Denki Co. Ltd.	8,667,159

		131,032,951

	MEXICO — 2.72%
218,100	America Movil S.A. de C.V., Series L ADR	8,586,597
222,924	Cemex S.A.B de C.V. ADR	6,705,554

		15,292,151

	NETHERLANDS — 2.63%
231,000	ABN Amro Holding NV	6,734,685
512,600	Qiagen NV(a)	8,078,684

		14,813,369

	NORWAY — 2.97%
707,000	Tandberg ASA	7,554,523
706,400	Telenor ASA	9,189,171

		16,743,694

	SINGAPORE — 1.70%
795,000	DBS Group Holdings Ltd.	9,598,512

	SOUTH KOREA — 1.41%
11,300	Samsung Electronic Co. Ltd.	7,925,844

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

International Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	SPAIN — 3.97%
545,600	Banco Santander Central Hispano S.A.	$8,615,342
241,000	Repsol YPF S.A.	7,163,265
381,246	Telefonica S.A.	6,598,936

		22,377,543

	SWEDEN — 1.40%
172,300	Svenska Cellulosa AB	7,908,815

	SWITZERLAND — 3.60%
252,400	Micronas Semiconductor AG	5,668,475
47,410	Roche Holdings AG	8,193,185
107,600	UBS AG	6,433,770

		20,295,430

	TAIWAN — 3.20%
1,617,241	Hon Hai Precision, Inc.	9,853,413
851,808	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,177,357

		18,030,770

	THAILAND — 1.03%
2,426,900	Advanced Info Service Public Co. Ltd. (Foreign Shares)	5,802,062

	TURKEY — 1.03%
932,300	Arcelik A.S.	5,791,045

	UNITED KINGDOM — 16.42%
511,500	BG Group	6,214,620
543,700	British Sky Broadcasting Group plc	5,550,975
741,700	Cadbury Schweppes plc	7,881,144
292,773	GlaxoSmithKline plc	7,785,231
496,500	HSBC Holdings plc	9,056,204
546,700	Paragon Group plc	6,907,240
165,277	Reckitt Benckiser plc	6,845,990
238,142	Royal Bank of Scotland Group plc	8,192,914
1,677,200	Sage Group plc (The)	7,881,455
1,326,842	Serco Group plc	9,338,435
509,400	Shire plc	8,425,999
1,848,176	William Morrison Supermarkets plc	8,414,339

		92,494,546

	TOTAL COMMON STOCKS (Cost $440,175,800)	542,103,477

Shares		Value

PREFERRED STOCKS — 0.99%
	SOUTH KOREA — 0.99%
107,035	Hyundai Motor Co. Ltd.	$5,592,411

	TOTAL PREFERRED STOCKS (Cost $4,876,389)	5,592,411

Principal Amount
REPURCHASE AGREEMENT — 3.48%
$19,614,000	JP Morgan Chase Securities, Inc., 4.87%, dated 09/29/06, to be repurchased 10/02/06, repurchase price $19,621,960 (collateralized by U.S. Government Obligation, par value $19,490,000, 5.250%, 12/06/07; total market value $19,679,329)	19,614,000

	TOTAL REPURCHASE AGREEMENT (Cost $19,614,000)	19,614,000

TOTAL INVESTMENTS (Cost $464,666,189)(c)	100.73%	$567,309,888
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.73)	(4,131,818)

NET ASSETS	100.00%	$563,178,070

(a)	Non-income producing security.
(b)	Fair valued as of September 30, 2006
(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$112,858,036	$(10,214,337)	$102,643,699

ADR—American Depositary Receipt

Ltd.—Limited

plc—Public Limited Company

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

International Fund — (continued)

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Financial	22.44%	$126,310,062
Telecommunication	12.89	72,579,337
Information Technology	11.63	65,493,197
Health Care	11.48	64,676,421
Industrials	10.38	58,484,646
Consumer Discretionary	9.88	55,654,105
Energy	8.20	46,187,468
Consumer Staples	5.60	31,562,783
Raw/Intermediate Materials	3.55	19,971,097
Repurchase Agreement	3.48	19,614,000
Utilities	1.20	6,776,772

Total Investments	100.73%	$567,309,888
Liabilities in Excess of Other Assets	(0.73)	(4,131,818)

Net Assets	100.00%	$563,178,070

See Notes to Financial Statements

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Pacific/Asia Fund

Shares		Value

COMMON STOCKS — 98.60%
	AUSTRALIA — 7.53%
115,600	Commonwealth Bank of Australia	$3,938,079
104,100	CSL Ltd.	4,178,814
85,375	Rio Tinto Ltd.	4,450,352
171,200	St George Bank Ltd.	3,857,888

		16,425,133

	CHINA — 12.91%
544,800	ASM Pacific Technology Ltd. (Hong Kong)	2,859,645
8,440,000	Chaoda Mordern Agriculture Holdings Ltd. (Hong Kong)	5,161,614
119,500	China Mobile Ltd. ADR (Hong Kong)	4,224,325
2,811,400	FU JI Food & Catering Services Ltd. (Hong Kong)	4,698,597
1,322,900	Hongkong Land Holdings Ltd.	5,128,477
26,000	PetroChina Co. Ltd. ADR	2,798,900
7,165	Xinhua Finance Ltd.(a)	3,316,705
1,000	Xiwang Sugar Holdings Co. Ltd. (Hong Kong)	514

		28,188,777

	INDIA — 2.11%
451,500	Bharti Tele-Ventures Ltd.(a)	4,616,271

	INDONESIA — 2.82%
6,771,300	PT Telekomunikasi Indonesia Tbk	6,164,243

	JAPAN — 59.61%
96,800	Canon, Inc.	5,059,351
154,900	Casio Computer Co. Ltd.	3,125,155
310,745	Chiyoda Corp.	6,090,233
283,800	Don Quijote Co. Ltd.	6,015,930
78,600	FANUC Co. Ltd.	6,135,780
135,300	Hoya Corp.	5,103,405
229,100	JS Group Corp.	4,796,617
25,800	Keyence Corp.	5,938,728
57,400	Kyocera Corp.	4,912,714
112,000	Millea Holdings, Inc.(b)	4,072,320
455	Mitsubishi Tokyo Financial Group, Inc.	5,855,558
270,000	NEOMAX Co. Ltd.	4,637,078
230,000	Ngk Spark Plug Co. Ltd.	4,576,186
55,700	Nidec Corp.	4,201,905

Shares		Value

COMMON STOCKS — (continued)
	JAPAN — (continued)
173,000	Nikon Corp.	$3,580,088
40,000	Nintendo Co. Ltd.	8,248,643
11,900	ORIX Corp.	3,288,320
538,000	Sekisui Chemical Co. Ltd.	4,536,022
224,600	SOFTBANK Corp.	4,649,454
765,200	Sumitomo Trust & Banking Co. Ltd.	8,027,146
70,600	Takeda Pharmaceutical Co. Ltd.	4,411,946
571,000	The Bank of Fukuoka Ltd.	4,197,946
772,000	Toshiba Corp.	5,009,971
41,800	Toyota Motor Corp.	2,274,909
367,400	Urban Corp.	4,608,216
67,000	Yamada Denki Co. Ltd.	6,728,850

		130,082,471

	SINGAPORE — 2.64%
250,000	DBS Group Holdings Ltd.	3,018,400
1,308,000	Sembcorp Marine Ltd.	2,747,668

		5,766,068

	SOUTH KOREA — 2.46%
7,648	Samsung Electronic Co. Ltd.	5,364,323

	TAIWAN — 4.98%
1,058,994	Hon Hai Precision, Inc.	6,452,164
460,147	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,417,411

		10,869,575

	THAILAND — 3.54%
2,206,600	Advanced Info Service Public Co. Ltd. (Foreign Shares)	5,275,384
11,484,400	Home Product Center Public Co. Ltd. (Foreign Shares)	2,460,745

		7,736,129

	TOTAL COMMON STOCKS (Cost $190,167,160)	215,212,990

TOTAL INVESTMENTS (Cost $190,167,160)(c)	98.60%	$215,212,990
OTHER ASSETS IN EXCESS OF LIABILITIES	1.40	3,060,036

NET ASSETS	100.00%	$218,273,026

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Pacific/Asia Fund — (continued)

(a)	Non-income producing security
(b)	Fair valued as of September 30, 2006
(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$33,339,581	$(8,293,751)	$25,045,830

ADR—American Depository Receipt

Ltd.—Limited

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Industrials	18.73%	$40,886,685
Financial	18.13	39,572,363
Consumer Discretionary	16.64	36,327,811
Information Technology	14.35	31,309,369
Telecommunication	9.31	20,313,406
Consumer Staples	7.60	16,589,059
Real Estate	4.46	9,736,693
Raw/Intermediate Materials	4.16	9,087,943
Health Care	3.94	8,590,761
Energy	1.28	2,798,900

Total Investments	98.60%	$215,212,990
Other Assets in Excess of Liabilities	1.40	3,060,036

Net Assets	100.00%	$218,273,026

See Notes to Financial Statements

[THIS PAGE INTENTIONALLY LEFT BLANK]

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2006 (Unaudited)

	Blended Equity Fund	Energy and Natural Resources Fund
ASSETS:
Investments, at cost — see accompanying portfolios	$257,143,069	$479,827,823

Investments, at value (including Repurchase Agreements) (Note 1)	$440,069,966	$471,540,778
Cash	62,687	—
Foreign currency (cost $0, $0, $0, $93,145, $0 and $0 respectively)	—	—
Dividends and interest receivable	744,650	471,477
Receivable for investments sold	—	14,123,228
Receivable for fund shares sold	59,107	950,119
Receivable for forward foreign currency contracts	—	—
Reclaims receivable	7,920	—
Prepaid expenses	4,852	—

Total Assets	440,949,182	487,085,602
LIABILITIES:
Payable for investments purchased	—	11,441,321
Cash overdraft	—	1,654,926
Payable for fund shares redeemed	73,611	777,533
Investment advisory fees payable (Note 2)	228,861	241,566
Administration fees payable (Note 2)	54,077	60,984
Distribution and shareholder servicing fees payable (Note 2)	118,126	558
Directors’/Trustees’ fees and expenses payable (Note 2)	4,094	5,325
Accrued expenses and other payables	138,473	139,196

Total Liabilities	617,242	14,321,409

NET ASSETS	$440,331,940	$472,764,193

NET ASSETS consist of:
Undistributed (distributions in excess of) net investment income	$869,471	$853,296
Accumulated net realized gain (loss) on investments, foreign currency transactions and written options	59,346,129	102,026,107
Unrealized appreciation of investments, foreign currency translations and written options	182,926,854	(8,287,045)
Par value (Note 5)	11,588	19,533
Paid in capital in excess of par value	197,177,898	378,152,302

Net Assets	$440,331,940	$472,764,193

Net Assets:
Shares	$440,331,940	$472,764,193
Institutional Shares	—	—
Retirement Shares	—	—
Shares outstanding (Note 5):
Shares	11,588,332	19,532,937
Institutional Shares	—	—
Retirement Shares	—	—
NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding):
Shares	$38.00	$24.20

Institutional Shares	—	—

Retirement Shares	—	—

(a)	Due to rounding net assets divided by shares outstanding does not equal the net asset value per share.

See Notes to Financial Statements.

Equity Income Fund		Equity Opportunities Fund	Large Cap Growth Fund	Mid Cap Value and Restructuring Fund

$184,412,667		$208,317,964	$521,390,574	$165,714,218

$212,125,167		$235,354,234	$609,577,921	$264,394,084
21,963		—	221	29,602
91,743		—	—	—
492,226		291,518	83,504	244,855
1,091,708		—	17,985,335	352,200
73,825		1,125,415	2,820,020	462,865
—		—	—	—
—		6,798	—	—
578		—	3,811	2,666

213,897,210		236,777,965	630,470,812	265,486,272

50,320		2,107,566	26,204,120	—
—		112,065	—	—
238,194		977,777	325,035	318,809
109,357		103,497	355,650	138,938
26,294		27,910	72,844	32,445
48,025		44,748	111,402	38,281
1,828		1,815	5,121	2,621
55,018		58,755	81,429	97,069

529,036		3,434,133	27,155,601	628,163

$213,368,174		$233,343,832	$603,315,211	$264,858,109

$1,196,570		$297,285	$(1,710,988)	$(29,733)
(2,217,336)		(3,152,198)	(137,992,166)	23,262,852
27,711,098		27,036,395	88,187,347	98,679,866
24,128		18,272	61,192	134
186,653,714		209,144,078	654,769,826	142,944,990

$213,368,174		$233,343,832	$603,315,211	$264,858,109

$213,367,113		$177,615,234	$603,314,022	$233,295,498
—		55,728,598	—	31,561,478
1,061		—	1,189	1,133

24,128,293		13,912,454	61,192,177	11,838,434
—		4,359,156	—	1,596,549
120		—	122	58

$8.84		$12.77	$9.86	$19.71

—		$12.78	—	$19.77

$8.87	(a)	—	$9.74 (a)	$19.65	(a)

See Notes to Financial Statements.

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2006 (Unaudited)

	Real Estate Fund	Small Cap Fund
ASSETS:
Investments, at cost — see accompanying portfolios	$92,946,955	$456,373,643

Investments, at value (including Repurchase Agreements) (Note 1)	$139,556,282	$601,689,223
Cash	73,597	986
Foreign currency (cost $0, $0, $479, $1,173,388, $1,378,601 and $107,603 respectively)	—	—
Dividends and interest receivable	307,448	396,996
Receivable for investments sold	40,445	14,110
Receivable for fund shares sold	489,782	1,521,534
Receivable for forward foreign currency contracts	—	—
Reclaims receivable	—	—
Receivable from Adviser for investment trades	—	—
Prepaid expenses	1,889	2,524

Total Assets	140,469,443	603,625,373
LIABILITIES:
Payable for investments purchased	2,416,339	301,000
Cash overdraft	—	—
Payable for fund shares redeemed	412,735	853,144
Payable for forward foreign currency contracts	—	—
Investment advisory fees payable (Note 2)	77,592	362,440
Administration fees payable (Note 2)	16,215	72,914
Distribution and shareholder servicing fees payable (Note 2)	16,672	96,946
Directors’/Trustees’ fees and expenses payable (Note 2)	1,061	5,283
Accrued expenses and other payables	48,348	111,643

Total Liabilities	2,988,962	1,803,370

NET ASSETS	$137,480,481	$601,822,003

NET ASSETS consist of:
Undistributed (distributions in excess of) net investment income	$1,363,192	$(1,745,445)
Accumulated net realized gain (loss) on investments, foreign currency transactions and written options	2,028,288	39,261,533
Unrealized appreciation of investments, foreign currency translations and written options	46,609,327	145,315,580
Par value (Note 5)	12,716	32,799
Paid in capital in excess of par value	87,466,958	418,957,536

Net Assets	$137,480,481	$601,822,003

Net Assets:
Shares	$137,480,481	$601,796,926
Institutional Shares	—	—
Retirement Shares	—	25,077
Shares outstanding (Note 5):
Shares	12,715,671	32,797,185
Institutional Shares	—	—
Retirement Shares	—	1,379
NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding):
Shares	$10.81	$18.35

Institutional Shares	—	—

Retirement Shares	—	$18.18

(a)	Due to rounding net assets divided by shares outstanding does not equal the net asset value per share.

See Notes to Financial Statements.

Value and Restructuring Fund	Emerging Markets Fund	International Fund	Pacific/ Asia Fund

$5,210,836,562	$683,493,844	$464,666,189	$190,167,160

$7,126,597,137	$933,430,200	$567,309,888	$215,212,990
662,284	44	185,478	—
510	1,173,388	1,366,488	107,603
8,740,496	1,842,691	901,210	564,422
31,816,190	16,169,915	447,716	10,780,496
11,499,994	2,145,552	973,779	44,028
—	—	133	43,038
—	2,772	194,062	—
—	—	—	—
34,789	—	—	—

7,179,351,400	954,764,562	571,378,754	226,752,577

33,310,856	15,579,218	7,272,321	5,467,622
—	—	—	2,292,554
9,843,755	1,034,161	200,594	351,589
—	144,355	4,674	8,152
3,474,701	902,954	420,197	180,657
875,605	152,369	90,375	36,079
1,328,358	159,088	87,902	37,729
63,035	8,850	4,936	2,114
1,083,224	271,370	119,685	103,055

49,979,534	18,252,365	8,200,684	8,479,551

$7,129,371,866	$936,512,197	$563,178,070	$218,273,026

$16,368,069	$4,409,732	$365,238	$(339,513)
(45,792,422)	46,748,625	(73,202,559)	3,267,025
1,915,760,607	249,898,199	102,632,218	25,036,089
146,493	73,839	33,373	20,100
5,242,889,119	635,381,802	533,349,800	190,289,325

$7,129,371,866	$936,512,197	$563,178,070	$218,273,026

$6,807,070,082	$908,355,859	$563,178,070	$218,273,026
321,373,453	28,156,338	—	—
928,331	—	—	—

139,871,113	71,623,772	33,372,695	20,100,148
6,603,129	2,215,150	—	—
19,081	—	—	—

$48.67	$12.68	$16.88	$10.86

$48.67	$12.71	—	—

$48.65	—	—	—

See Notes to Financial Statements.

Excelsior Funds

Statements of Operations

For the Six Months Ended September 30, 2006 (Unaudited)

	Blended Equity Fund	Energy and Natural Resources Fund
INVESTMENT INCOME:
Dividend income	$4,066,502	$2,984,104
Interest income	70,287	1,035,447
Less: Foreign taxes withheld	(35,497)	(14,740)

Total Income	4,101,292	4,004,811
EXPENSES:
Investment advisory fees (Note 2)	1,653,775	1,632,588
Shareholder servicing fees — Shares (Note 2)	529,206	653,029
Shareholder servicing fees — Institutional Shares (Note 2)	—	—
Distribution and shareholder servicing fees — Retirement Shares (Note 2)	—	—
Administration fees (Note 2)	332,801	410,670
Transfer agent fees	75,928	227,317
Legal and audit fees	12,863	21,885
Custodian fees	11,026	26,648
Directors’/Trustees’ fees and expenses (Note 2)	8,186	9,804
Miscellaneous expenses	49,955	68,183

Total Expenses	2,673,740	3,050,124
Fees waived and reimbursed by:
Investment Adviser (Note 2)	(248,388)	—

Net Expenses	2,425,352	3,050,124

NET INVESTMENT INCOME (LOSS)	1,675,940	954,687

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on:
Security transactions	16,998,231	25,321,702
Foreign currency transactions	(1,484)	—
Written options	—	—

Total net realized gain (loss)	16,996,747	25,321,702
Change in unrealized appreciation (depreciation) of investments, foreign currency translations and written options during the period	(9,326,961)	(66,454,968)

Net realized and unrealized gain (loss) on investments, foreign currency transactions and written options	7,669,786	(41,133,266)

Net increase (decrease) in net assets resulting from operations	$9,345,726	$(40,178,579)

See Notes to Financial Statements.

Equity Income Fund	Equity Opportunities Fund	Large Cap Growth Fund	Mid Cap Value and Restructuring Fund

$3,061,527	$1,405,368	$1,469,024	$1,617,266
19,497	249,821	312,871	14,453
(263)	(9,449)	(111,715)	(30,414)

3,080,761	1,645,740	1,670,180	1,601,305

765,209	762,240	2,113,548	920,798
255,068	185,793	704,515	285,902
—	—	—	—
4	—	5	5
153,988	153,391	425,324	213,806
8,910	15,440	49,539	48,914
10,534	14,247	26,224	11,535
12,473	11,791	14,092	8,711
3,782	3,410	9,749	5,630
21,883	48,872	49,253	40,963

1,231,851	1,195,184	3,392,249	1,536,264

(109,540)	(196,658)	(11,081)	(2,509)

1,122,311	998,526	3,381,168	1,533,755

1,958,450	647,214	(1,710,988)	67,550

4,285,566	(601,640)	(2,084,025)	25,242,732
8,270	(137)	—	1,444
(195,198)	—	—	—

4,098,638	(601,777)	(2,084,025)	25,244,176
2,909,683	2,677,877	1,941,688	(26,657,779)

7,008,321	2,076,100	(142,337)	(1,413,603)

$8,966,771	$2,723,314	$(1,853,325)	$(1,346,053)

See Notes to Financial Statements.

Excelsior Funds

Statements of Operations

For the Six Months Ended September 30, 2006 (Unaudited)

	Real Estate Fund	Small Cap Fund
INVESTMENT INCOME:
Dividend income	$1,429,908	$1,660,434
Interest income	47,895	59,904
Less: Foreign taxes withheld	(251)	—

Total Income	1,477,552	1,720,338
EXPENSES:
Investment advisory fees (Note 2)	584,508	2,158,700
Shareholder servicing fees — Shares (Note 2)	146,126	719,562
Shareholder servicing fees — Institutional Shares (Note 2)	—	—
Distribution and shareholder servicing fees — Retirement Shares (Note 2)	—	14
Administration fees (Note 2)	88,218	434,410
Transfer agent fees	32,577	54,459
Legal and audit fees	11,363	15,582
Custodian fees	3,313	18,792
Directors’/Trustees’ fees and expenses (Note 2)	2,203	10,419
Miscellaneous expenses	25,594	53,845

Total Expenses	893,902	3,465,783
Fees waived and reimbursed by:
Investment Adviser (Note 2)	(163,268)	—

Net Expenses	730,634	3,465,783

NET INVESTMENT INCOME (LOSS)	746,918	(1,745,445)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on:
Security transactions	9,977,442	20,686,022
Foreign currency transactions	—	—
Written options	—	—

Total net realized gain (loss)	9,977,442	20,686,022
Change in unrealized appreciation (depreciation) of investments, foreign currency translations and written options during the period	(3,115,656)	(45,472,641)

Net realized and unrealized gain (loss) on investments, foreign currency transactions and written options	6,861,786	(24,786,619)

Net increase (decrease) in net assets resulting from operations	$7,608,704	$(26,532,064)

See Notes to Financial Statements.

Value and Restructuring Fund	Emerging Markets Fund	International Fund	Pacific/Asia Fund

$66,272,668	$15,791,196	$7,412,766	$2,099,299
2,721,534	688,010	258,344	65,252
(580,146)	(1,333,590)	(772,034)	(194,157)

68,414,056	15,145,616	6,899,076	1,970,394

20,489,924	6,048,002	2,715,559	1,144,020
7,842,891	1,176,153	678,887	286,004
43,968	—	—	—
3,865	—	—	—
5,154,141	967,688	543,116	228,806
999,137	155,898	59,668	26,639
149,866	39,575	27,590	13,075
188,757	653,178	137,896	89,335
119,743	17,718	9,377	4,172
564,858	126,755	73,604	40,749

35,557,150	9,184,967	4,245,697	1,832,800

—	(267,375)	(172,364)	—

35,557,150	8,917,592	4,073,333	1,832,800

32,856,906	6,228,024	2,825,743	137,594

99,963,601	39,890,638	9,818,438	6,152,434
(7,288)	(110,471)	12,066	(126,019)
1,760,971	—	—	—

101,717,284	39,780,167	9,830,504	6,026,415
(194,358,298)	(50,132,376)	(136,148)	(23,647,967)

(92,641,014)	(10,352,209)	9,694,356	(17,621,552)

$(59,784,108)	$(4,124,185)	$12,520,099	$(17,483,958)

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets

	Blended Equity Fund		Energy and Natural Resources Fund
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Net investment income (loss)	$1,675,940	$2,467,089	$954,687	$(21,733)
Net realized gain (loss) on investments and foreign currency transactions	16,996,747	49,674,409	25,321,702	137,515,027
Net realized gain (loss) on written options	—	—	—	—
Change in unrealized appreciation (depreciation) of investments, foreign currency translations and written options during the period	(9,326,961)	(3,482,518)	(66,454,968)	(1,094,592)

Net increase in net assets resulting from operations	9,345,726	48,658,980	(40,178,579)	136,398,702

Distributions to shareholders:
From net investment income
Shares	(1,316,581)	(2,711,511)	(101,391)	—
Institutional Shares	—	—	—	—
Retirement Shares	—	—	—	—
From net realized gain on investments
Shares	—	(31,936,512)	—	(86,145,231)
Retirement Shares	—	—	—	—

Total distributions	(1,316,581)	(34,648,023)	(101,391)	(86,145,231)

Increase (decrease) in net assets from fund share transactions (Note 5)	(28,006,415)	(20,604,889)	(9,461,777)	179,919,764

Net increase (decrease) in net assets	(19,977,270)	(6,593,932)	(49,741,747)	230,173,235

NET ASSETS:
Beginning of period	460,309,210	466,903,142	522,505,940	292,332,705

End of period(1)	$440,331,940	$460,309,210	$472,764,193	$522,505,940

(1) Including undistributed (distributions in excess of) net investment income	$869,471	$510,112	$853,296	$—

See Notes to Financial Statements.

Equity Income Fund		Equity Opportunities Fund		Large Cap Growth Fund
Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
$1,958,450	$5,148,119	$647,214	$838,846	$(1,710,988)	$(1,492,015)
4,293,836	(5,658,097)	(601,777)	(2,557,056)	(2,084,025)	3,004,935
(195,198)	(17,851)	—	—	—	—
2,909,683	10,334,632	2,677,877	23,862,728	1,941,688	59,460,912

8,966,771	9,806,803	2,723,314	22,144,518	(1,853,325)	60,973,832

(2,015,350)	(4,741,203)	(468,487)	(261,632)	—	—
—	—	(244,288)	(312,869)	—	—
(8)	(18)	—	—	—	—

—	(591,743)	—	—	—	—
—	(3)	—	—	—	—

(2,015,358)	(5,332,967)	(712,775)	(574,501)	—	—

562,782	5,710,595	44,478,895	67,878,748	52,972,966	281,160,848

7,514,195	10,184,431	46,489,434	89,448,765	51,119,641	342,134,680

205,853,979	195,669,548	186,854,398	97,405,633	552,195,570	210,060,890

$213,368,174	$205,853,979	$233,343,832	$186,854,398	$603,315,211	$552,195,570

$1,196,570	$1,253,478	$297,285	$362,846	$(1,710,988)	$—

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets

	Mid Cap Value and Restructuring Fund		Real Estate Fund
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Net investment income (loss)	$67,550	$286,682	$746,918	$934,448
Net realized gain (loss) on investments and foreign currency transactions	25,244,176	(1,834,247)	9,977,442	13,523,778
Net realized gain (loss) on written options	—	—	—	—
Change in unrealized appreciation (depreciation) of investments, foreign currency translations and written options during the period	(26,657,779)	51,686,678	(3,115,656)	22,502,084

Net increase in net assets resulting from operations	(1,346,053)	50,139,113	7,608,704	36,960,310

Distributions to shareholders:
From net investment income
Shares	(69,200)	(377,856)	(754,541)	(2,183,412)
Institutional Shares	(28,083)	(320,565)	—	—
Retirement Shares	—	—	—	—
From net realized gain on investments
Shares	—	—	(13,399,112)	(9,669,590)
Retirement Shares	—	—	—	—

Total distributions	(97,283)	(698,421)	(14,153,653)	(11,853,002)

Increase (decrease) in net assets from fund share transactions (Note 5)	(73,195,681)	(6,359,254)	16,397,022	(10,368,268)

Net increase (decrease) in net assets	(74,639,017)	43,081,438	9,852,073	14,739,040

NET ASSETS:
Beginning of period	339,497,126	296,415,688	127,628,408	112,889,368

End of period(1)	$264,858,109	$339,497,126	$137,480,481	$127,628,408

(1) Including undistributed (distributions in excess of) net investment income	$(29,733)	$—	$1,363,192	$137,934

See Notes to Financial Statements.

Small Cap Fund		Value and Restructuring Fund		Emerging Markets Fund
Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
$(1,745,445)	$(3,315,401)	$32,856,906	$62,768,364	$6,228,024	$6,417,946
20,686,022	29,148,540	99,956,313	25,898,526	39,780,167	9,661,036
—	—	1,760,971	(7,456,185)	—	—
(45,472,641)	96,294,626	(194,358,298)	892,712,062	(50,132,376)	233,002,829

(26,532,064)	122,127,765	(59,784,108)	973,922,767	(4,124,185)	249,081,811

—	—	(33,881,312)	(50,184,813)	(2,777,915)	(5,703,935)
—	—	(1,751,071)	(2,339,479)	(101,496)	(210,171)
—	—	(2,685)	(1,311)	—	—

—	(26,879,094)	—	—	—	—
—	(53)	—	—	—	—

—	(26,879,147)	(35,635,068)	(52,525,603)	(2,879,411)	(5,914,106)

28,963,873	15,919,054	742,774,150	930,527,802	(78,606,607)	345,786,429

2,431,809	111,167,672	647,354,974	1,851,924,966	(85,610,203)	588,954,134

599,390,194	488,222,522	6,482,016,892	4,630,091,926	1,022,122,400	433,168,266

$601,822,003	$599,390,194	$7,129,371,866	$6,482,016,892	$936,512,197	$1,022,122,400

$(1,745,445)	$—	$16,368,069	$19,146,231	$4,409,732	$1,061,119

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets

	International Fund		Pacific/Asia Fund
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Net investment income (loss)	$2,825,743	$1,707,098	$137,594	$377,487
Net realized gain (loss) on investments and foreign currency transactions	9,830,504	17,116,817	6,026,415	17,380,537
Net realized gain (loss) on written options	—	—	—	—
Change in unrealized appreciation (depreciation) of investments, foreign currency translations and written options during the period	(136,148)	66,475,218	(23,647,967)	33,439,543

Net increase in net assets resulting from operations	12,520,099	85,299,133	(17,483,958)	51,197,567

Distributions to shareholders:
From net investment income
Shares	(2,551,050)	(2,396,031)	—	(1,686,498)
Institutional Shares	—	—	—	—
Retirement Shares	—	—	—	—
From net realized gain on investments
Shares	—	—	—	—
Retirement Shares	—	—	—	—

Total distributions	(2,551,050)	(2,396,031)	—	(1,686,498)

Increase (decrease) in net assets from fund share transactions (Note 5)	30,924,584	199,059,569	(8,207,243)	59,874,379

Net increase (decrease) in net assets	40,893,633	281,962,671	(25,691,201)	109,385,448

NET ASSETS:
Beginning of period	522,284,437	240,321,766	243,964,227	134,578,779

End of period(1)	$563,178,070	$522,284,437	$218,273,026	$243,964,227

(1) Including undistributed (distributions in excess of) net investment income	$365,238	$90,545	$(339,513)	$(477,107)

See Notes to Financial Statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) of Investments and Options		Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gain on Investments and Options
BLENDED EQUITY FUND — (04/25/85*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$37.27	$0.14	(2)	$0.70	(2)	$0.84	$(0.11)	—
Year Ended March 31,
2006	36.12	0.19	(2)	3.67	(2)	3.86	(0.21)	$(2.50)
2005	33.64	0.30	(2)	2.66	(2)	2.96	(0.28)	(0.20)
2004	25.67	0.14		7.99		8.13	(0.16)	—
2003	35.17	0.17		(7.97)		(7.80)	(0.15)	(1.55)
2002	35.99	0.10		(0.67)		(0.57)	(0.08)	(0.17)
ENERGY AND NATURAL RESOURCES FUND — (12/31/92*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$25.99	$0.05	(2)	$(1.84	)(2)	$(1.79)	— (5)	—
Year Ended March 31,
2006	22.34	—	(2)(5)	9.04	(2)	9.04	—	$(5.39)
2005	16.45	0.02	(2)	6.99	(2)	7.01	$(0.05)	(1.07)
2004	11.72	0.06		4.71		4.77	(0.04)	—
2003	14.40	0.04		(2.67)		(2.63)	(0.05)	—
2002	15.41	0.10		(0.58)		(0.48)	(0.10)	(0.43)
EQUITY INCOME FUND — (09/30/03*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$8.56	$0.08	(2)	$0.28	(2)	$0.36	$(0.08)	—
Year Ended March 31,
2006	8.39	0.20	(2)	0.17	(2)	0.37	(0.18)	$(0.02)
2005	7.76	0.19	(2)	0.63	(2)	0.82	(0.17)	(0.02)
Period Ended March 31, 2004	7.00	0.07		0.73		0.80	(0.04)	—
EQUITY OPPORTUNITIES FUND — (03/31/04*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$12.70	$0.04	(2)	$0.07	(2)	$0.11	$(0.04)	—
Year Ended March 31,
2006	10.98	0.07	(2)	1.70	(2)	1.77	(0.05)	—
2005	10.00	0.08	(2)	0.95	(2)	1.03	(0.04)	$(0.01)
*	Commencement of Operations.
(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes per share amounts are based on average shares outstanding.
(3)	Not annualized
(4)	Annualized
(5)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (1)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.11)	$38.00	2.27	%(3)	$440,332	1.10	%(4)	1.21	%(4)	0.76	%(4)	6%

(2.71)	37.27	11.10%		460,309	1.08%		1.21%		0.53%		22%
(0.48)	36.12	8.85%		466,903	1.05%		1.24%		0.86%		19%
(0.16)	33.64	31.75%		573,242	0.99%		1.10%		0.45%		24%
(1.70)	25.67	(22.45)%		469,013	0.96%		1.11%		0.59%		36%
(0.25)	35.17	(1.58)%		683,100	0.97%		1.08%		0.59%		43%

—	$24.20	(6.87	)%(3)	$472,764	1.12	%(4)	1.12	%(4)	0.35	%(4)	159%

$(5.39)	25.99	41.42%		522,506	1.13%		1.13%		(0.01)%		234%
(1.12)	22.34	43.97%		292,333	1.10%		1.15%		0.12%		111%
(0.04)	16.45	40.84%		150,035	0.99%		1.13%		0.45%		91%
(0.05)	11.72	(18.30)%		92,440	1.01%		1.19%		0.35%		78%
(0.53)	14.40	(2.82)%		129,169	0.98%		1.12%		0.77%		73%

$(0.08)	$8.84	4.32	%(3)	$213,367	1.10	%(4)	1.21	%(4)	1.92	%(4)	13%

(0.20)	8.56	4.62%		205,853	1.06%		1.22%		2.41%		46%
(0.19)	8.39	10.73%		195,668	1.05%		1.26%		2.35%		19%
(0.04)	7.76	11.48	%(3)	100,024	1.05	%(4)	1.17	%(4)	2.44	%(4)	6%

$(0.04)	$12.77	0.90	%(3)	$177,615	1.05	%(4)	1.24	%(4)	0.57	%(4)	8%

(0.05)	12.70	16.16%		132,406	1.05%		1.31%		0.57%		17%
(0.05)	10.98	10.30%		43,579	1.05%		1.59%		0.74%		13%

See Notes to Financial Statements.

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) of Investments and Options		Total From Investment Operations	Dividends From Net Investment Income		Distributions From Net Realized Gain on Investments and Options
LARGE CAP GROWTH FUND — (10/01/97*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$9.91	$0.03	(2)	$(0.08	)(2)	$(0.05)	—		—
Year Ended March 31,
2006	8.04	(0.04	)(2)	1.91	(2)	1.87	—		—
2005	7.71	(0.05	)(2)	0.38	(2)	0.33	—		—
2004	5.79	(0.05	)(2)	1.97	(2)	1.92	—		—
2003	8.83	(0.01	)(2)	(3.03	)(2)	(3.04)	—		—
2002	10.06	(0.06)		(1.17)		(1.23)	—		—
MID CAP VALUE AND RESTRUCTURING FUND — (06/01/96*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$19.64	—	(2)	$0.08	(2)	$0.08	$(0.01)		—
Year Ended March 31,
2006	16.77	—	(2)(5)	2.90	(2)	2.90	(0.03)		—
2005	15.75	$0.23	(2)	1.02	(2)	1.25	(0.23)		—
2004	10.24	0.03	(2)	5.51	(2)	5.54	(0.03)		—
2003	13.29	0.02	(2)	(3.05	)(2)	(3.03)	(0.02)		—
2002	11.99	0.27	(2)	1.41	(2)	1.68	(0.02)		$(0.36)
REAL ESTATE FUND — (10/01/97*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$11.46	$0.07	(2)	$0.63	(2)	$0.70	$(0.07)		$(1.28)
Year Ended March 31,
2006	9.30	0.08	(2)	3.10	(2)	3.18	(0.19)		(0.83)
2005	9.17	0.17	(2)	0.68	(2)	0.85	(0.22)		(0.50)
2004	6.61	0.29	(2)	2.64	(2)	2.93	(0.31)		(0.06)
2003	7.10	0.28	(2)	(0.52	)(2)	(0.24)	(0.25)		—
2002	6.09	0.31		1.01		1.32	(0.31	)(6)	—
SMALL CAP FUND — (12/31/92*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$19.23	$0.05	(2)	$(0.93	)(2)	$(0.88)	—		—
Year Ended March 31,
2006	16.14	(0.11	)(2)	4.09	(2)	3.98	—		$(0.89)
2005	14.59	(0.10	)(2)	1.65	(2)	1.55	—		—
2004	8.47	(0.02	)(2)	6.14	(2)	6.12	—		—
2003	12.19	(0.03	)(2)	(3.69	)(2)	(3.72)	—		—
2002	10.06	0.03		2.14		2.17	$(0.04	)(7)	—
*	Commencement of Operations.
(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes per share amounts are based on average shares outstanding.
(3)	Not annualized
(4)	Annualized
(5)	Amount represents less than $0.01 per share.
(6)	Includes a tax return of capital of $(0.02).
(7)	Includes a tax return of capital of $(0.01).

See Notes to Financial Statements.

Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (1)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

—	$9.86	(0.50	)%(3)	$603,314	1.20	%(4)	1.20	%(4)	(0.61	)%(4)	20%

—	9.91	23.26%		552,194	1.10%		1.23%		(0.48)%		24%
—	8.04	4.28%		210,060	1.05%		1.28%		(0.59)%		25%
—	7.71	33.16%		127,231	1.05%		1.18%		(0.74)%		79%
—	5.79	(34.43)%		73,894	1.04%		1.21%		(0.21)%		56%
—	8.83	(12.23)%		189,247	1.00%		1.10%		(0.50)%		10%

$(0.01)	$19.71	0.39	%(3)	$233,295	1.13	%(4)	1.13	%(4)	0.02	%(4)	7%

(0.03)	19.64	17.32%		237,531	1.13%		1.13%		0.02%		23%
(0.23)	16.77	7.93%		214,844	1.06%		1.16%		1.42%		28%
(0.03)	15.75	54.21%		186,720	0.99%		1.23%		0.24%		13%
(0.02)	10.24	(22.81)%		81,146	1.01%		1.15%		0.20%		28%
(0.38)	13.29	14.23%		50,477	1.05%		1.16%		0.59%		24%

$(1.35)	$10.81	7.74	%(3)	$137,480	1.25	%(4)	1.53	%(4)	1.28	%(4)	22%

(1.02)	11.46	36.03%		127,628	1.23%		1.52%		0.77%		14%
(0.72)	9.30	9.90%		112,889	1.20%		1.56%		1.89%		17%
(0.37)	9.17	45.65%		122,874	1.20%		1.35%		3.67%		38%
(0.25)	6.61	(3.49)%		79,374	1.17%		1.23%		4.09%		23%
(0.31)	7.10	22.37%		91,308	1.20%		1.33%		4.53%		25%

—	$18.35	(4.58	)%(3)	$601,797	1.20	%(4)	1.20	%(4)	(0.61	)%(4)	24%

$(0.89)	19.23	25.37%		599,389	1.09%		1.11%		(0.64)%		65%
—	16.14	10.62%		488,221	1.05%		1.08%		(0.64)%		61%
—	14.59	72.26%		352,457	0.83%		0.98%		(0.20)%		82%
—	8.47	(30.52)%		156,324	0.83%		1.05%		(0.31)%		105%
(0.04)	12.19	21.61%		171,601	0.84%		0.98%		0.19%		144%

See Notes to Financial Statements.

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) of Investments and Options		Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gain on Investments and Options
VALUE AND RESTRUCTURING FUND — (12/31/92*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$49.36	$0.23	(2)	$(0.66	)(2)	$(0.43)	$(0.26)	—
Year Ended March 31,
2006	41.40	0.53	(2)	7.88	(2)	8.41	(0.45)	—
2005	37.57	0.34	(2)	3.83	(2)	4.17	(0.34)	—
2004	23.66	0.24		13.90		14.14	(0.23)	—
2003	32.63	0.17		(9.01)		(8.84)	(0.13)	—
2002	30.69	0.08		1.94		2.02	(0.08)	—
EMERGING MARKETS FUND — (01/02/98*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$12.60	$0.08	(2)	$0.04	(2)	$0.12	$(0.04)	—
Year Ended March 31,
2006	8.73	0.10	(2)	3.87	(2)	3.97	(0.10)	—
2005	7.67	0.12	(2)	1.18	(2)	1.30	(0.08)	$(0.16)
2004	4.12	0.05		3.55		3.60	(0.05)	—
2003	4.95	0.02		(0.84)		(0.82)	(0.01)	—
2002	4.43	0.01		0.53		0.54	(0.02)	—
INTERNATIONAL FUND — (07/21/87*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$16.51	$0.09	(2)	$0.36	(2)	$0.45	$(0.08)	—
Year Ended March 31,
2006	13.05	0.07	(2)	3.51	(2)	3.58	(0.12)	—
2005	11.28	0.06	(2)	1.71	(2)	1.77	— (5)	—
2004	6.83	0.09		4.44		4.53	(0.08)	—
2003	9.75	0.10		(2.99)		(2.89)	(0.03)	—
2002	11.75	0.03		(1.43)		(1.40)	(0.08)	$(0.52)
PACIFIC/ASIA FUND — (12/31/92*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$11.61	$0.01	(2)	$(0.76	)(2)	$(0.75)	—	—
Year Ended March 31,
2006	8.88	0.02	(2)	2.82	(2)	2.84	$(0.11)	—
2005	8.44	0.03	(2)	0.42	(2)	0.45	(0.01)	—
2004	5.21	0.01		3.22		3.23	—	—
2003	6.68	0.01		(1.43)		(1.42)	(0.05)	—
2002	6.59	0.02		0.09		0.11	(0.02)	—
*	Commencement of Operations.
(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes per share amounts are based on average shares outstanding.
(3)	Not annualized
(4)	Annualized
(5)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (1)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.26)	$48.67	(0.86	)%(3)	$6,807,070	1.05	%(4)	1.05	%(4)	0.95	%(4)	8%

(0.45)	49.36	20.45%		6,230,754	1.05%		1.05%		1.18%		12%
(0.34)	41.40	11.16%		4,469,075	1.07%		1.09%		0.87%		8%
(0.23)	37.57	60.06%		3,244,851	0.99%		1.14%		0.78%		4%
(0.13)	23.66	(27.13)%		1,558,721	0.99%		1.12%		0.65%		16%
(0.08)	32.63	6.60%		2,408,053	0.94%		1.02%		0.27%		8%

$(0.04)	$12.68	0.98	%(3)	$908,356	1.85	%(4)	1.91	%(4)	1.26	%(4)	10%

(0.10)	12.60	45.85%		996,666	1.81%		1.92%		1.00%		7%
(0.24)	8.73	17.07%		433,168	1.70%		1.90%		1.44%		21%
(0.05)	7.67	87.57%		209,161	1.65%		1.92%		0.81%		14%
(0.01)	4.12	(16.62)%		30,049	1.61%		1.84%		0.51%		43%
(0.02)	4.95	12.16%		22,847	1.59%		1.93%		0.78%		31%

$(0.08)	$16.88	2.76	%(3)	$563,178	1.50	%(4)	1.56	%(4)	1.04	%(4)	11%

(0.12)	16.51	27.70%		522,284	1.50%		1.58%		0.52%		26%
—	13.05	15.71%		240,322	1.50%		1.61%		0.52%		66%
(0.08)	11.28	66.51%		130,143	1.38%		1.49%		0.92%		58%
(0.03)	6.83	(29.72)%		89,679	1.40%		1.57%		0.55%		73%
(0.60)	9.75	(12.25)%		167,280	1.23%		1.53%		0.44%		50%

—	$10.86	(6.46	)%(3)	$218,273	1.60	%(4)	1.60	%(4)	0.12	%(4)	38%

$(0.11)	11.61	32.35%		243,964	1.59%		1.62%		0.22%		68%
(0.01)	8.88	5.32%		134,579	1.50%		1.64%		0.35%		90%
—	8.44	62.00%		114,830	1.45%		1.58%		0.20%		58%
(0.05)	5.21	(21.44)%		27,330	1.51%		1.66%		0.15%		73%
(0.02)	6.68	1.62%		23,541	1.43%		1.74%		0.35%		94%

See Notes to Financial Statements.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Significant Accounting Policies:

Excelsior Funds, Inc. (“Excelsior Fund”) was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Funds Trust (the “Trust”) is a statutory trust organized under the laws of the State of Delaware on April 27, 1994. Excelsior Fund and the Trust are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-ended diversified management investment companies with the exception of Energy and Natural Resources Fund and Real Estate Fund, each of which are non-diversified.

Excelsior Fund and the Trust currently offer shares in fifteen and five managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Blended Equity Fund, Energy and Natural Resources Fund, Large Cap Growth Fund, Real Estate Fund, Small Cap Fund, Value and Restructuring Fund, Emerging Markets Fund, International Fund and Pacific/Asia Fund, portfolios of Excelsior Fund, and Equity Opportunities Fund (formerly the Equity Core Fund), Equity Income Fund and Mid Cap Value and Restructuring Fund, portfolios of the Trust. Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund and the Trust (each a “Fund”, collectively the “Funds”) in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The Blended Equity Fund, Energy and Natural Resources Fund, Real Estate Fund, International Fund and Pacific/Asia Fund offer one class of shares: Shares. The Equity Opportunities Fund and Emerging Markets Fund offer two classes of shares: Shares and Institutional Shares. The Equity Income Fund, Large Cap Growth Fund and Small Cap Fund offer two classes of shares: Shares and Retirement Shares. The Mid Cap Value and Restructuring Fund and the Value and Restructuring Fund offer three classes of shares: Shares, Institutional Shares and Retirement Shares. The Financial Highlights of the Institutional Shares and Retirement Shares as well as the financial statements for the remaining portfolios of Excelsior Fund and the Trust are presented separately.

(a) Portfolio valuation:

Investments in securities that are traded on a recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust. The Funds have engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets. Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value.

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

(b) Forward foreign currency exchange contracts:

The Funds’ participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of foreign currency relative to the U.S. dollar. Contracts are marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

The Emerging Markets Fund had the following forward foreign currency contracts outstanding as of September 30, 2006:

Settlement Dates	Currency to Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Foreign Currency Purchases:
10/02/06	GBP 1,196,111	$2,259,095	$(19,858)
10/02/06	GBP 7,125,684	13,458,279	(118,299)
10/02/06	PLN (50,600,515)	(16,163,717)	(6,198)

The International Fund had the following forward foreign currency contracts outstanding as of September 30, 2006:

Settlement Dates	Currency to Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Foreign Currency Purchases:
10/04/06	EUR 415,141	$526,385	$(263)
10/04/06	EUR 505,270	640,665	(421)
10/04/06	GBP 282,065	527,998	63
10/04/06	GBP 315,391	590,381	70
10/04/06	JPY 88,666,122	751,557	(732)
10/04/06	JPY 107,359,876	910,011	(887)
10/04/06	JPY 127,560,104	1,081,233	(1,053)
10/04/06	JPY 159,591,621	1,352,741	(1,318)

The Pacific/Asia Fund had the following forward foreign currency contracts outstanding as of September 30, 2006:

Settlement Dates	Currency to Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Foreign Currency Purchases:
10/02/06	JPY (491,539,950)	$(4,192,954)	$31,240
10/02/06	JPY 5,861,331	49,922	(296)
10/03/06	AUD (1,357,017)	(1,016,813)	5,698
10/03/06	AUD 683,745	512,330	(2,871)
10/03/06	JPY 17,716,937	150,347	(344)
10/04/06	AUD (945,089)	(704,171)	3,512
10/04/06	JPY (125,986,522)	(1,067,895)	1,040
10/04/06	JPY (117,528,994)	(996,207)	971
10/04/06	JPY 28,615,105	242,549	(236)
10/04/06	JPY 533,415,215	4,521,368	(4,405)
10/05/06	AUD (557,802)	(416,176)	576

Currency Legend:

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
PLN	Polish zloty

(c) Covered call options written:

Certain Funds may engage in writing covered call options. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price, except insofar as the premium represents such a profit.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund’s statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the last quoted sale price for the most recent day such price was available. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or is delivered upon exercise. As a result, the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period and to the risk that market values increase beyond the option exercise price, in each case to the extent not offset by the net premium. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

During the six months ended September 30, 2006, the Value and Restructuring Fund had the following written option transactions:

Written Option Transactions	Number of Contracts	Premiums
Outstanding, beginning of period	(4,468)	$(1,760,972)
Options written	—	—
Options expired	4,468	1,760,972
Options exercised	—	—
Options terminated in closing purchase transactions	—	—

Outstanding, end of period	—	$—

(d) Concentration of risks:

The Emerging Markets Fund, International Fund and Pacific/Asia Fund invest primarily in securities of companies that are located in or conduct a substantial amount of their business in foreign countries, including emerging market countries. Prices of securities in foreign markets generally, and emerging markets in particular, have historically been more volatile than prices in U.S. markets. Some countries in which the Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors.

In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

(e) Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed of the dividend.

(f) Repurchase agreements:

The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds’ custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in connection with the disposition of the securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

(g) TBA purchase commitments:

Certain Funds may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve risk of loss if the value of the security to be purchased declines prior to settlement date. The Funds must maintain liquid securities having a value not less than the purchase price (including accrued interest) for such purchase commitments. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

(h) Distributions to shareholders:

Dividends equal to all or substantially all of each Fund’s net investment income will be declared and paid as follows: for the Blended Equity Fund, Energy and Natural Resources Fund, Equity Opportunities Fund, Equity Income Fund, Large Cap Growth Fund, Mid Cap Value and Restructuring Fund, Real Estate Fund, Small Cap Fund and Value and Restructuring Fund, dividends will be declared and paid at least quarterly; and for the Emerging Markets Fund, International Fund and Pacific/Asia Fund, dividends will be declared and paid semiannually. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date.

(i) Expense allocation:

Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets. Expenses attributable to a specific class of shares, such as shareholder servicing fees, are charged directly to that class.

(j) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48—Accounting for Uncertainty in Tax Positions—An interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact on the funds, if any, of adopting FIN 48.

2.	Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions:

On March 31, 2006, United States Trust Company of New York converted to a national charter and changed its name to United States Trust Company, National Association (“USTC-NA”) and merged with U.S. Trust Company, N.A., with USTC-NA as the surviving entity. As of March 31, 2006, the Funds are advised by U.S. Trust New York Asset Management Division (“NYAMD”), a separate identifiable division of USTC-NA, or UST Advisers, Inc. (together with NYAMD, the “Advisers”), a wholly-owned subsidiary of USTC-NA. USTC-NA is a wholly-owned subsidiary of US Trust Corporation, a registered bank holding company, which, in turn, is a wholly-owned subsidiary of The Charles Schwab Corporation. For the services provided pursuant to the Investment Advisory Agreements, each Adviser receives a fee, computed daily and paid monthly, as follows:

Blended Equity Fund	0.75%
Energy and Natural Resources Fund	0.60%
Equity Income Fund	0.75%
Equity Opportunities Fund	0.75%
Large Cap Growth Fund	0.75%
Mid Cap Value and Restructuring Fund	0.65%
Real Estate Fund	1.00%
Small Cap Fund	0.75%
Value and Restructuring Fund	0.60%
Emerging Markets Fund	1.25%
International Fund	1.00%
Pacific/Asia Fund	1.00%

UST Advisers, Inc. and BISYS Fund Services, Ohio, Inc. (collectively, the “Administrators”) provide administrative services to the Funds. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) and the Trust (excluding the international equity portfolios of Excelsior Fund and the Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million and 0.150% over $400 million. The Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Emerging Markets Funds, International Equity Fund, International Fund and Pacific/Asia Fund. Administration fees payable by each Fund of the Excelsior Fund, the Trust and Excelsior Tax-Exempt Fund are determined in proportion to the relative average daily net assets of the respective Fund for the period paid. For the six months ended September 30, 2006, administration fees charged to the Funds were as follows:

Administration Fees
Blended Equity Fund	$332,801
Energy and Natural Resources Fund	410,670
Equity Income Fund	153,988
Equity Opportunities Fund	153,391
Large Cap Growth Fund	425,324
Mid Cap Value and Restructuring Fund	213,806
Real Estate Fund	88,218
Small Cap Fund	434,410
Value and Restructuring Fund	5,154,141
Emerging Markets Fund	967,688
International Fund	543,116
Pacific/Asia Fund	228,806

From time to time, in its sole discretion, each Adviser may undertake to waive a portion or all of the fees payable to it and may also reimburse the Funds for a portion of other expenses. For the six months ended September 30, 2006, the Advisers have contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Fund’s average daily net assets:

Blended Equity Fund — Shares	1.10%
Energy and Natural Resources Fund — Shares	1.25%
Equity Income Fund — Shares	1.10%
Equity Opportunities Fund — Shares	1.05%
Large Cap Growth Fund — Shares	1.20%
Mid Cap Value and Restructuring Fund — Shares	1.14%
Real Estate Fund — Shares	1.25%
Small Cap Fund — Shares	1.25%
Value and Restructuring Fund — Shares	1.14%
Emerging Markets Fund — Shares	1.85%
International Fund — Shares	1.50%
Pacific/Asia Fund — Shares	1.65%
Equity Opportunities Fund — Institutional Shares	0.80%
Mid Cap Value and Restructuring Fund — Institutional Shares	0.89%
Value and Restructuring Fund — Institutional Shares	0.89%
Emerging Markets Fund — Institutional Shares	1.60%
Equity Income Fund — Retirement Shares	1.60%
Large Cap Growth Fund — Retirement Shares	1.70%
Mid Cap Value and Restructuring Fund — Retirement Shares	1.64%
Small Cap Fund — Retirement Shares	1.75%
Value and Restructuring Fund — Retirement Shares	1.64%

For the six months ended September 30, 2006, pursuant to the above, investment advisory fees waived by the Advisers were as follows:

Blended Equity Fund	$(248,388)
Energy and Natural Resources Fund	—
Equity Income Fund	(109,540)
Equity Opportunities Fund	(196,658)
Large Cap Growth Fund	(11,081)
Mid Cap Value and Restructuring Fund	(2,509)
Real Estate Fund	(163,268)
Small Cap Fund	—
Value and Restructuring Fund	—
Emerging Markets Fund	(267,375)
International Fund	(172,364)
Pacific/Asia Fund	—

The Funds have entered into shareholder servicing agreements with various service organizations, which include Charles Schwab & Co. Inc. (“CS & Co.”) and UST Advisers, Inc. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a Fund or class level (where applicable). In consideration for these services, each service organization receives a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of the Fund’s shares held by each service organization’s customers. The Advisers, out of their own resources, may additionally compensate certain organizations for providing these and other services.

For the six months ended September 30, 2006, shareholder servicing fees paid to CS & Co. and UST Advisers, Inc. were as follows:

Blended Equity Fund	$517,360
Energy and Natural Resources Fund	441,090
Equity Income Fund	252,248
Equity Opportunities Fund	176,644
Large Cap Growth Fund	665,232
Mid Cap Value and Restructuring Fund	274,749
Real Estate Fund	126,357
Small Cap Fund	687,853
Value and Restructuring Fund	5,421,939
Emerging Markets Fund	943,108
International Fund	583,958
Pacific/Asia Fund	272,427

BISYS Fund Services Limited Partnership (the “Distributor”), serves as the Distributor of the Funds. Shares of each Fund are sold without a sales charge on a continuous basis by the Distributor.

Certain Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which they may compensate the Distributor monthly for its services that are intended to result in the sale of Fund Shares (in the case of Mid Cap Value and Restructuring Fund) or Retirement Shares (in the case of Equity Income Fund, Large Cap Growth Fund, Mid Cap Value and Restructuring Fund, Small Cap Fund and Value and Restructuring Fund), in an amount not to exceed the annual rate of 0.25% or 0.50%, respectively, of the average daily net asset value of such Fund’s Shares or Retirement Shares. For the six months ended September 30, 2006, fees charged for Retirement Shares of the Equity Income Fund, Large Cap Growth Fund, Mid Cap Value and Restructuring Fund, Small Cap Fund and Value and Restructuring Fund were $2, $3, $3, $9 and $2,612, respectively.

Each Independent Director/Trustee of the Funds receives a total annual fee of $100,000 paid by the Funds and other affiliated registered investment companies managed by the Advisers. The Chairman of the Board receives an additional $30,000 and the Chairman of the Audit Committee receives an additional $15,000 for serving in those capacities. In addition, Directors and Trustees are reimbursed by Excelsior Fund and the Trust, respectively, for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

3.	Purchases, Sales and Maturities of Securities:

For the six months ended September 30, 2006, purchases, sales and maturities of securities, excluding short-term investments and written options transactions, for the Funds aggregated:

	Purchases	Sales and Maturities
Blended Equity Fund	$25,367,805	$51,088,285
Energy and Natural Resources Fund	804,979,413	826,339,179
Equity Income Fund	26,880,519	27,751,655
Equity Opportunities Fund	59,511,394	16,502,404
Large Cap Growth Fund	180,311,364	109,916,359
Mid Cap Value and Restructuring Fund	19,666,773	93,148,743
Real Estate Fund	25,526,277	26,910,487
Small Cap Fund	165,566,111	142,123,883
Value and Restructuring Fund	1,388,813,152	548,912,261
Emerging Markets Fund	94,624,275	126,966,508
International Fund	83,046,731	56,094,513
Pacific/Asia Fund	86,529,700	91,314,381

4.	Federal Taxes:

It is the policy of Excelsior Fund and the Trust that each Fund qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve-month periods ending October 31 and December 31 each calendar year.

Net realized gains of the Funds derived in certain countries are subject to certain foreign taxation.

Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, passive foreign investment companies, partnership income, deferral of losses on wash sales, dividends received from real estate investment trusts, and net capital losses and net currency losses incurred after October 31 through the end of the fiscal year (“Post-October losses”). To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that these differences arise. Accordingly, the following reclassifications, as of September 30, 2006, were made to/from the following accounts:

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In-Capital
Real Estate Fund*	$1,232,881	$(414,908)	$(817,973)

*	The Real Estate Fund has a tax year end of June 30.

Post-October losses are deemed to arise on the first business day of a Fund’s next taxable year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gains distributions will be reduced. At March 31, 2006, the following Funds had capital loss carryforwards available to offset future net capital gains through the indicated expiration dates:

	Expires
	2008	2010	2011	2012	2013	2014	Total
Equity Income Fund	$—	$—	$—	$—	$—	$1,951,842	$1,951,842
Equity Opportunities Fund	—	—	—	—	—	880,333	880,333
Large Cap Growth Fund	5,368,992	24,653,640	83,374,895	22,030,449	480,165	—	135,908,141
Mid Cap Value and Restructuring Fund	—	—	121,536	—	—	952,966	1,074,502
Value and Restructuring Fund	—	—	119,233,763	27,363,534	—	—	146,597,297
Emerging Markets Fund	—	—	—	1,496,712	—	36,739	1,533,451
International Fund	—	—	67,434,508	15,141,183	—	—	82,575,691
Pacific/Asia Fund	—	—	2,693,463	—	—	—	2,693,463

At September 30, 2006, aggregate gross unrealized appreciation for all securities and call options written for which there was an excess of value over estimated tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of estimated tax cost over value is as follows:

	Federal Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blended Equity Fund	$257,317,592	$186,046,865	$(3,294,491)	$182,752,374
Energy and Natural Resources Fund	482,382,966	15,416,063	(26,258,251)	(10,842,188)
Equity Income Fund	184,753,226	30,417,063	(3,045,122)	27,371,941
Equity Opportunities Fund	208,395,864	33,125,929	(6,167,559)	26,958,370
Large Cap Growth Fund	521,390,574	113,257,102	(25,069,755)	88,187,347
Mid Cap Value and Restructuring Fund	165,800,204	101,250,977	(2,657,097)	98,593,880
Real Estate Fund	92,942,974	46,664,787	(51,479)	46,613,308
Small Cap Fund	458,165,076	152,526,716	(9,002,569)	143,524,147
Value and Restructuring Fund	5,211,748,971	2,173,422,201	(258,574,035)	1,914,848,166
Emerging Markets Fund	683,493,844	278,817,287	(28,880,931)	249,936,356
International Fund	465,162,345	112,361,880	(10,214,337)	102,147,543
Pacific / Asia Fund	190,670,352	32,836,389	(8,293,751)	24,542,638

5.	Capital Transactions:

Excelsior Fund has authorized capital of 35 billion shares of Common Stock, 29.3756 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for each Fund is as follows: 2.25 billion shares of the Blended Equity Fund; 1.5 billion shares of the Value and Restructuring Fund; 1 billion shares each of the Energy and Natural Resources Fund, Large Cap Growth Fund, Small Cap Fund and Pacific/Asia Fund; 875 million shares of the International Fund; and 500 million shares each of Real Estate Fund and Emerging Markets Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Fund’s Board of Directors.

The Trust has authorized an unlimited number of shares of beneficial interest of each class of each Fund. Each share has a par value of $0.00001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of the Trust’s Board of Trustees.

A redemption fee of 2% of the value of the shares redeemed or exchanged is imposed on shares of the Emerging Markets Fund, International Fund and Pacific/Asia Fund redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Fund.

Capital Share Transactions

	Blended Equity Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Shares	420,818	$15,489,505	1,870,587	$68,518,652
Issued as reinvestment of dividends:
Shares	13,356	479,234	347,955	12,334,603
Redeemed:
Shares	(1,197,568)	(43,975,154)	(2,792,336)	(101,458,144)

Net Increase (Decrease)	(763,394)	$(28,006,415)	(573,794)	$(20,604,889)

	Energy and Natural Resources Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Shares	4,810,994	$127,401,853	11,735,419	$298,534,628
Issued as reinvestment of dividends:
Shares	3,046	74,872	2,467,953	61,748,177
Redeemed:
Shares	(5,381,647)	(136,938,502)	(7,186,594)	(180,363,041)

Net Increase (Decrease)	(567,607)	$(9,461,777)	7,016,778	$179,919,764

	Equity Income Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Shares	2,748,536	$23,435,752	8,070,602	$67,137,307
Retirement Shares	—	—	—	—
Issued as reinvestment of dividends:
Shares	40,563	339,427	115,326	946,155
Retirement Shares	1	8	3	21
Redeemed:
Shares	(2,714,606)	(23,212,405)	(7,466,868)	(62,372,729)
Retirement Shares	—	—	(20)	(159)

Net Increase (Decrease)	74,494	$562,782	719,043	$5,710,595

	Equity Opportunities Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Shares	4,192,120	$52,299,336	7,067,834	$81,801,143
Institutional Shares	546,601	6,740,412	682,540	8,048,568
Issued as reinvestment of dividends:
Shares	7,166	88,883	5,937	66,688
Institutional Shares	2,181	27,064	4,259	47,760
Redeemed:
Shares	(711,346)	(8,815,794)	(618,831)	(7,153,110)
Institutional Shares	(471,193)	(5,861,006)	(1,305,561)	(14,932,301)

Net Increase (Decrease)	3,565,529	$44,478,895	5,836,178	$67,878,748

	Large Cap Growth Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Shares	13,005,515	$122,997,808	33,887,361	$319,718,556
Retirement Shares	—	—	—	—
Issued as reinvestment of dividends:
Shares	—	—	—	—
Retirement Shares	—	—	—	—
Redeemed:
Shares	(7,551,581)	(70,024,842)	(4,286,908)	(38,557,547)
Retirement Shares	—	—	(20)	(161)

Net Increase (Decrease)	5,453,934	$52,972,966	29,600,433	$281,160,848

	Mid Cap Value and Restructuring Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Shares	1,037,898	$19,937,412	2,206,027	$39,222,163
Institutional Shares	117,707	2,284,409	1,449,107	26,024,928
Retirement Shares	—	—	—	—
Issued as reinvestment of dividends:
Shares	1,410	25,801	8,110	140,000
Institutional Shares	205	3,763	12,203	211,487
Retirement Shares	—	—	—	—
Redeemed:
Shares	(1,295,660)	(24,537,904)	(2,927,490)	(51,792,912)
Institutional Shares	(3,700,736)	(70,909,162)	(1,134,926)	(20,164,758)
Retirement Shares	—	—	(10)	(162)

Net Increase (Decrease)	(3,839,176)	$(73,195,681)	(386,979)	$(6,359,254)

	Real Estate Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Shares	3,218,614	$34,125,140	2,543,667	$26,383,102
Issued as reinvestment of dividends:
Shares	620,703	5,940,039	503,603	5,093,280
Redeemed:
Shares	(2,259,135)	(23,668,157)	(4,046,632)	(41,844,650)

Net Increase (Decrease)	1,580,182	$16,397,022	(999,362)	$(10,368,268)

	Small Cap Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Shares	4,757,207	$85,177,730	7,764,353	$131,311,856
Retirement Shares	1,316	22,957	—	—
Issued as reinvestment of dividends:
Shares	—	—	431,637	7,363,728
Retirement Shares	—	—	3	53
Redeemed:
Shares	(3,125,129)	(56,236,814)	(7,277,592)	(122,756,430)
Retirement Shares	—	—	(10)	(153)

Net Increase (Decrease)	1,633,394	$28,963,873	918,391	$15,919,054

	Value and Restructuring Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Shares	24,683,721	$1,198,406,077	42,481,646	$1,944,842,088
Institutional Shares	1,957,662	93,215,849	1,588,442	71,855,109
Retirement Shares	24,072	1,188,738	18,213	867,236
Issued as reinvestment of dividends:
Shares	571,174	27,406,918	922,183	40,504,847
Institutional Shares	30,282	1,447,320	45,241	1,988,952
Retirement Shares	55	2,685	26	1,182
Redeemed:
Shares	(11,610,553)	(556,013,429)	(25,114,636)	(1,109,338,591)
Institutional Shares	(456,715)	(21,814,971)	(450,627)	(20,187,467)
Retirement Shares	(23,198)	(1,065,037)	(115)	(5,554)

Net Increase (Decrease)	15,176,500	$742,774,150	19,490,373	$930,527,802

	Emerging Markets Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Shares	13,568,759	$171,988,627	42,050,024	$456,622,978
Institutional Shares	202,339	2,627,610	2,017,803	17,803,340
Issued as reinvestment of dividends:
Shares	157,235	1,765,749	386,361	3,758,608
Institutional Shares	105	1,181	232	2,572
Redeemed:
Shares	(21,210,283)	(254,983,426)	(12,959,098)	(132,393,423)
Institutional Shares	(4,215)	(50,094)	(1,171)	(11,586)
Redemption fee	—	43,746	—	3,940

Net Increase (Decrease)	(7,286,060)	$(78,606,607)	31,494,151	$345,786,429

	International Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Shares	5,981,690	$99,899,390	18,984,322	$280,689,209
Issued as reinvestment of dividends:
Shares	53,302	824,056	55,479	722,890
Redeemed:
Shares	(4,296,670)	(69,801,535)	(5,816,678)	(82,366,546)
Redemption fee	—	2,673	—	14,016

Net Increase (Decrease)	1,738,322	$30,924,584	13,223,123	$199,059,569

	Pacific/Asia Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Shares	2,394,423	$26,772,158	9,073,692	$91,473,426
Issued as reinvestment of dividends:
Shares	—	—	64,603	565,926
Redeemed:
Shares	(3,305,753)	(34,980,148)	(3,276,867)	(32,167,866)
Redemption fee	—	747	—	2,893

Net Increase (Decrease)	(911,330)	$(8,207,243)	5,861,428	$59,874,379

6.	Guarantees:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7.	Legal Proceedings:

United States Trust Company of New York and U.S. Trust Company, N.A. (formerly, co-investment advisers to the Funds and together referred to herein as “U.S. Trust”) and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September 2003 by the Office of the New York State Attorney General (the “NYAG”), and U.S. Trust was contacted by the Securities and Exchange Commission (the “SEC”), in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). U.S. Trust and the Companies have provided full cooperation with respect to these Investigations. As disclosed previously, these investigations focused on circumstances in which a small number of parties were permitted to engage in short-term trading of shares of certain of the Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and U.S. Trust has strengthened its policies and procedures to deter frequent trading of shares of the Excelsior Funds.

U.S. Trust, certain of its affiliates, the Companies and others have also been named in four class action lawsuits and two derivative actions which allege that U.S. Trust, certain of its affiliates, the Companies and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain of the Excelsior Funds managed by U.S. Trust. Each seeks unspecified monetary damages and related equitable relief.

The class and derivative actions described above were transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the fund shareholders class action and the derivative lawsuits. Several affiliates of U.S. Trust and individual defendants have also been dismissed. Plaintiffs’ claims under Sections 10(b) and 20(a) of the Securities Exchange Act and under Section 36(b) and 48(a) of the Investment Company Act, however, have not been dismissed. Discovery has commenced with respect to plaintiffs’ remaining claims.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information. U.S. Trust believes that the likelihood is remote that the pending Investigations and private lawsuits will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect U.S. Trust’s ability to provide investment management services to the Companies.

8.	Subsequent Events:

On shares purchased on or after October 16, 2006 a redemption fee of 2% of the value of the shares redeemed or exchanged will be imposed on shares of the Blended Equity Fund, Energy and Natural Resources Fund, Equity Opportunities Fund, Equity Income Fund, Large Cap Growth Fund, Real Estate Fund, Small Cap Fund and Value and Restructuring Fund redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Fund.

On or about October 31, 2006, the Large Cap Growth Fund will start offering a new share class, Institutional Shares, to shareholders.

PROXY VOTING RESULTS (Unaudited)

Shareholders of the funds covered in this report approved all proposals described in the most recent Excelsior Funds’ proxy solicitation. A special meeting of the shareholders of each Company was held on June 28, 2006. The number of votes necessary to conduct the meeting and approve each proposal was obtained. The results of the votes of shareholders are listed below.

	No. of Shares
To elect the following Trustees/Directors:	Excelsior Tax-Exempt Funds, Inc.	Excelsior Funds, Inc.	Excelsior Funds Trust
Rodman L. Drake
Affirmative	1,532,964,121.805	1,740,717,964.670	95,050,424.716
Withhold	13,832,723.446	17,787,583.132	202,332.169

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Morrill Melton (“Mel”) Hall, Jr.
Affirmative	1,533,240,350.898	1,740,761,567.876	95,050,872.151
Withhold	13,556,494.353	17,743,979.926	201,884.734

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Roger M. Lynch
Affirmative	1,533,251,224.898	1,739,986,305.427	95,041,026.623
Withhold	13,545,620.353	18,519,242.375	211,730.262

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Jonathan Piel
Affirmative	1,532,152,688.455	1,740,751,593.666	95,049,674.684
Withhold	14,644,156.796	17,753,954.136	203,082.201

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

John D. Collins
Affirmative	1,533,226,642.455	1,740,306,918.296	95,039,201.847
Withhold	13,570,202.796	18,198,629.506	213,555.038

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Mariann Byerwalter
Affirmative	1,536,465,302.197	1,740,433,206.527	95,030,753.624
Withhold	10,331,543.054	18,072,341.275	222,003.261

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

William A. Hasler
Affirmative	1,536,244,377.085	1,740,536,576.011	94,998,826.965
Withhold	10,552,468.166	17,968,971.791	253,929.920

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

	No. of Shares
To elect the following Trustees/Directors:	Excelsior Tax-Exempt Funds, Inc.	Excelsior Funds, Inc.	Excelsior Funds Trust
Nils H. Hakansson
Affirmative	1,536,744,946.455	1,741,217,017.788	95,036,768.152
Withhold	10,051,898.796	17,288,530.014	215,988.733

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

James L. Bailey
Affirmative	1,536,575,209.898	1,740,391,054.231	95,043,383.542
Withhold	10,221,635.353	18,114,493.571	209,373.343

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Randall W. Merk
Affirmative	1,536,585,670.736	1,741,118,296.519	95,042,996.014
Withhold	10,211,174.515	17,387,251.283	209,760.871

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

APPROVALS OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 (the “1940 Act”) requires that the initial approval of, as well as the continuation of, a fund’s investment advisory agreements must be specifically approved (1) by the vote of the Directors/Trustees (the “Directors”) or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the Directors who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the Directors must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Directors/Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements as amended through the date thereof (the “Advisory Agreements”) by and between Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (each a “Company,” and, collectively, the “Companies”), on behalf of each of their respective series (each a “Fund,” and, collectively, the “Funds”), with, on the one hand, U.S. Trust New York Asset Management Division, the separately identifiable division of United States Trust Company, National Association and, on the other hand, UST Advisers, Inc. (together, the “Advisers”).

In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the Advisers, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Board also receives a memorandum from counsel regarding the responsibilities of a fund’s board for the approval of investment advisory agreements. In addition, the Independent Directors receive advice from independent counsel to the Independent Directors, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of the Advisers, as appropriate.

As part of the renewal process and ongoing oversight of the advisory relationships, Independent Directors’ legal counsel sent an information request letter to the Advisers seeking certain relevant information. The responses by the Advisers were provided to the Directors for their review prior to their meeting, and the Directors were provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Directors, considered information specifically relating to its consideration of the continuation of the Advisory Agreements at meetings held on June 16, 2006 and September 29, 2006. At the June 16, 2006 meeting, the Board approved the continuation of the Advisory Agreements for a period of 90 days commencing July 31, 2006 and an amendment (“Amendment”) to the Advisory Agreement for the Core Bond Fund which would decrease the level of the advisory fee paid by the Fund, upon completion of the reorganization of the Core Bond, Total Return, and Income Funds. At the September 29, 2006 meeting, the Board, including a majority of the Independent Directors, approved the renewal of the Advisory Agreements for an additional one-year period and ratified the Amendment. The Board’s approval of the continuation of the Advisory Agreements (including the Amendment) at the June 16, 2006 and September 29, 2006 meetings was based on consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at those meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Advisory Agreements, including the resources of the Advisers and their affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of the Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to the Advisers and their affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow, and whether fee levels in the Advisory Agreements reflect those economies of scale for the benefit of the Funds’ investors.

Nature, Extent and Quality of Services.    The Board considered the nature, extent and quality of the services provided by the Advisers to the Funds and the resources of the Advisers and their affiliates dedicated to the Funds. In this regard, the Board evaluated, among other things, the Advisers’ personnel, experience, performance history of various products, and compliance program. The Board considered that UST Advisers, Inc., pursuant to a separate Administration Agreement with the Funds, was also responsible for supervising the Funds’ accounting agent and sub-administrator, BISYS Fund Services Limited Partnership, in the performance of administrative, accounting and related services, including valuation of the Funds’ portfolio securities, yield calculations, reports and filings with regulatory authorities, as well as compliance monitoring and testing. The Board considered representations from the Advisers that the Advisers had allocated substantial resources and personnel, and had made significant financial expenditures and commitments, to the investment management and other operations of the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the Advisers to the Funds and the resources of the Advisers and their affiliates dedicated to the Funds supported renewal of the Advisory Agreements.

Fund Performance.    The Board considered fund performance in determining whether to renew the Advisory Agreements. Specifically, the Board considered each Fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Board considered the composition of the peer groups, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each Fund, the Board considered both market risk and shareholder risk expectations for such Fund and whether, irrespective of relative performance, each Adviser’s absolute performance was consistent with expectations for its investment methodology. The Board further considered the level of Fund performance in the context of its review of Fund expenses and the Adviser’s profitability discussed below. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Advisory Agreements. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by an Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (3) that each Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that the relevant Adviser has taken or is taking steps designed to help improve the Fund’s investment performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Advisory Agreements.

Fund Expenses.    With respect to the Funds’ expenses, the Board considered the rate of compensation called for by the Advisory Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Directors noted that with respect to certain of the Funds, the Advisers had contractually committed to waive a portion of their fee or reimburse certain Funds for a portion of their expenses to limit the Funds’ total operating expenses. The Directors reviewed the fees charged by the Advisers to provide advisory services to other registered investment companies with substantially similar investment objectives on a sub-advisory basis (“Sub-Advised Accounts”). In evaluating this information, the Directors considered the differences in services provided to Sub-Advised Accounts and the Funds. The Directors also reviewed the fees charged by the Advisers to provide advisory services to separate accounts with substantially similar investment objectives as the Funds (“Separate Accounts”) and the differences in services and risks involved in managing Separate Accounts and the Funds from a compliance and regulatory perspective. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Advisory Agreements.

Profitability.    With regard to profitability, the Board considered the compensation flowing to the Advisers and their affiliates, directly or indirectly. In this connection, the Board reviewed management’s profitability analyses, together with certain commentary thereon from internal audit. The Board also considered any other benefits derived by the Advisers from their relationship with the Funds, such as whether, by virtue of their management of the Funds, the Advisers obtain investment information or other research resources that aid them in providing advisory services to other clients. With respect to the Advisers and their affiliates, the Board considered whether the varied levels of compensation and profitability under the Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the Advisers is reasonable and supported renewal of the Advisory Agreements.

Economies of Scale.    The Board considered the existence of any economies of scale and whether those economies are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Advisers. In this regard, and consistent with their consideration of fund expenses, the Board considered that the Advisers have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer Funds or Funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. After reviewing such information, the Board determined not to seek advisory fee breakpoints at this time. The Directors noted that they would continue to monitor the growth in assets of the Funds and asked the Advisers to continue to monitor the Funds’ expenses and asset sizes in connection with determining when economies of scale would dictate that advisory fee breakpoints were advisable.

In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling. Based on the Directors’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreements and concluded that the compensation under the Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Directors have considered to be relevant in the exercise of their reasonable judgment.

DIRECTORS/TRUSTEES AND OFFICERS

The tables below provide information pertaining to the Directors/Trustees and Officers of the Companies. The mailing address for each Director/Trustee, except for Mr. Bailey, is Excelsior Funds, 101 Montgomery Street, San Francisco, CA 94104. The mailing address for Mr. Bailey is 114 West 47th Street, New York, NY 10036.

Name and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)
INDEPENDENT DIRECTORS/TRUSTEES
Rodman L. Drake Year of Birth: 1943	Director/Trustee; Chairman, Full Board	Trustee of Excelsior Funds Trust since 1994; Director of Excelsior Funds, Inc. and Excelsior Tax Exempt Funds Inc. since 1996	Co-Founder of Baringo Capital LLC (since 2002); President, Continuation Investments Group, Inc. (1997 to 2001).	39(3)

BOARD 1 — Director and Chairman, Hyperion Total Return Fund, Inc. and Hyperion Strategic Mortgage Fund Inc. (since 1991).

BOARD 2 — Director, Jackson Hewitt Tax Service Inc. (since June 2004).

BOARD 3 — Director, Student Loan Corporation (since May 2005).

BOARD 4 — Celgene Corporation (since April 2006).

Morrill Melton Hall, Jr. Year of Birth: 1944	Director/Trustee; Chairman, Investment Oversight Committee	Director/Trustee of each Company since 2000	Chairman (since 1984) and Chief Executive Officer (since 1991), Comprehensive Health Services, Inc. (health care management and administration).	39(3)	None

Jonathan Piel Year of Birth: 1938	Director/Trustee	Trustee of Excelsior Funds Trust since 1994; Director of Excelsior Funds, Inc. and Excelsior Tax Exempt Funds Inc. since 1996	Cable television producer and website designer; Editor, Scientific American (1984-1986), and Vice President, Scientific American Inc., (1986-1994); Director, National Institute of Social Sciences; Member Advisory Board, The Stone Age Institute, Bloomington, Indiana.	39(3)	None

John D. Collins Year of Birth: 1938	Director/Trustee; Chairman, Audit and Compliance Committee	Director/Trustee of each Company since 2005	Retired. Consultant, KPMG, LLP (July 1999 to June 2000); Partner, KPMG, LLP (March 1962 to June 1999).	39(3)	BOARD 1 — Director, Mrs. Fields Famous Brands LLC (consumer products) (since December 2004).

Name and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)
Mariann Byerwalter Year of Birth: 1960	Director/Trustee; Chairman, Marketing, Distribution and Shareholder Services Committee	Director/Trustee of each Company since 2006	Chairman of JDN Corporate Advisory LLC (1996 to 2001); Vice President for Business Affairs and Chief Financial Officer of Stanford University (1996-2001); Special Adviser to the President of Stanford University (2001).	96(4)	BOARD 1 — Director, Redwood Trust, Inc. (mortgage finance). BOARD 2 — Director, PMI Group, Inc. (mortgage insurance).

Nils H. Hakansson Year of Birth: 1937	Director/Trustee	Director/Trustee of each Company since 2006	Retired. Sylvan
			C. Coleman Professor of Finance and Accounting, Emeritus, Haas School of Business University of California, Berkeley (since 2003); Professor of Finance and Accounting, Haas School of Business, University of California, Berkeley (July 1969 to January 2003).	39(3)	None
William A. Hasler Year of Birth: 1941	Director/Trustee; Chairman, Governance Committee	Director/Trustee of each Company since 2006	Retired. Dean Emeritus of the Haas School of Business at the University of California, Berkeley; until February 2004, Co-Chief Executive Officer, Aphton Corporation (bio-pharmaceuticals).	96(4)

BOARD 1 — Director, Aphton Corporation (bio- pharmaceuticals).

BOARD 2 — Director, Mission West Properties (commercial real estate). BOARD 3 — Director, TOUSA (home building). BOARD 4 — Director, Stratex Networks (a network equipment corporation).

BOARD 5 — Director, Genitope Corp. (bio-pharmaceuticals).

BOARD 6 — Director, Solectron Corporation where he is also Non-Executive Chairman (manufacturing).

BOARD 7 — Director, Ditech Communications Corporation (voice communications technology).

Name and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)
INTERESTED DIRECTORS/TRUSTEES
James L. Bailey(5) Year of Birth: 1945	Director/Trustee	Director/Trustee of each Company since 2004	Chief Operating Officer of U.S. Trust Corporation (since December 2004) and Executive Vice President of U.S. Trust Corporation and United States Trust Company of New York (since 2003); President, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (2003 to July 2004); Consultant in the financial services industry (August 2000 to January 2003); Executive Vice President of Citicorp (1992 to August 2000).	39(3)	None

Randall W. Merk(6) Year of Birth: 1954	Director/Trustee	Director/Trustee of each Company since 2006	Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President, Schwab Financial Product, Charles Schwab & Co., Inc. (2002-present); Director, Charles Schwab Asset Management (Ireland) Limited; Charles Schwab Worldwide Funds PLC; Director, Charles Schwab Bank N.A. (since 2006). Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.; Until June 2001, Chief Investment Officer — Fixed Income, American Century Companies, Inc.	96(4)	None

Name, Address and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS
Evelyn Dilsaver 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1955	President	Since February 2006	President and Chief Executive Officer, Laudus Variable Insurance Trust, Laudus Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; Director, Executive Vice President and, currently, President, Charles Schwab Investment Management, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services Enterprise, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation. President, UST Advisers, Inc.’s Mutual Fund Division since March 2006.

Leo Grohowski 114 West 47th Street New York, NY 10036 Year of Birth: 1958	Vice President	Since February 2006	Executive Vice President and Chief Investment Officer, U.S. Trust (October 2005 to present); Chief Investment Officer, Deutsche Asset Management Americas and Scudder Investments (2002-2005); and Chief Investment Officer, Deutsche Bank Private Banking (1999-2002).

Mary Martinez 114 West 47th Street New York, NY 10036 Year of Birth: 1960	Vice President	Since February 2006	Managing Director of United States Trust Company, National Association (since 2003) and Chief Operating Officer of Asset Management (since December 2005) and Chief Executive Officer of National Private Banking (October 2004 to December 2005); Managing Director and Director of Relationship Management Service, Marketing, Information and Technology at Bessemer Trust (1998 to 2003).

Catherine MacGregor 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1964	Vice President	Since September 2006

Vice President, Charles Schwab & Co., Inc.

and Charles Schwab Investment Management, Inc. (since July 2005); Chief Counsel, Laudus Variable Insurance Trust and Laudus Trust (since September 2006); Vice President, Laudus Variable Insurance Trust and Laudus Trust (since December 2005); Senior Associate, Paul Hastings Janofsky & Walker LLP (1999 to July 2005).

Joseph Trainor, CFA 114 West 47th Street New York, NY 10036 Year of Birth: 1961	Vice President	Since February 2004	Managing Director of United States Trust Company, National Association (since 2003) and President, U.S. Trust Institutional; President of MFS Institutional Advisors (1998 to 2002).

George Pereira 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1964	Treasurer/Chief Financial and Chief Accounting Officer	Since December 2005	Chief Financial Officer, Laudus Variable Insurance Trust, Laudus Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Director, Charles Schwab Asset Management (Ireland) Limited; Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc. (December 1999 to November 2004); Chief Financial Officer, UST Advisers, Inc.’s Mutual Fund Division (since March 2006).

Randall Fillmore 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1960	Chief Compliance Officer	Since June 2006	Senior Vice President, Institutional Compliance and Chief Compliance Officer, Charles Schwab Investment Management, Inc. Chief Compliance Officer, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, Laudus Trust and Laudus Variable Insurance Trust; Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. (2002-2003); Vice President, Internal Audit, Charles Schwab and Co., Inc. (2000-2002).

Name, Address and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years
Wyndham Clark 225 High Ridge Road Stamford, CT 06905 Year of Birth: 1958	Anti-Money Laundering Officer	Since May 2004	Vice President and AML Officer, UST Advisers, Inc. (since 2003); Vice President and Deputy Director Risk Management, IBJ Whitehall (banking) (2001 to 2002); Vice President and Chief Risk Officer, EMAC, LLC (commercial lender, asset backed security issuer) (1999 to 2001).

Koji E. Felton 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1961	Secretary and Chief Legal Officer	Since June 2006	Secretary and Chief Legal Officer, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

(1)	Each Director/Trustee serves in the same capacity as described above for each registered investment company included in the Excelsior Funds complex (Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust) (together, the “Excelsior Funds Complex”) and the Laudus Funds complex (Laudus Trust and Laudus Variable Insurance Trust) (together, the “Laudus Funds Complex”). Each officer serves in the same capacity as described above for each registered investment company included in the Excelsior Funds Complex.
(2)	Each Director/Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Excelsior Funds retirement policy requires that Independent Directors/Trustees retire no later than December 31st of the year during which he or she reaches 72 years of age. The officers of each Company hold office for a one-year term and until their respective successors are chosen and qualified, or, in each case, until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Company’s by-laws.
(3)	This number includes all registered investment companies included in the Excelsior Funds Complex and the Laudus Funds Complex, each of which is part of the Schwab Mutual Fund Complex (as defined below). As of September 30, 2006, the Excelsior Funds Complex and the Laudus Funds Complex, in the aggregate, consisted of 39 funds. As of September 30, 2006, the Excelsior Funds Complex consisted of 27 funds.
(4)	This number includes all registered investment companies included in the Schwab Mutual Fund complex (Excelsior Funds, Inc., Excelsior Tax-Exempt Funds Inc., Excelsior Funds Trust, Laudus Trust, Laudus Variable Insurance Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust) (together, the “Schwab Mutual Fund Complex”). As of September 30, 2006, the Schwab Mutual Fund Complex consisted of 96 funds.
(5)	Mr. Bailey is considered an “interested person” of the Companies (as defined in the 1940 Act) because of his affiliation with the Companies’ Advisers.
(6)	Mr. Merk is considered an “interested person” of the Companies (as defined in the 1940 Act) because of his affiliation with the Companies’ Advisers.
(7)	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act that are not part of the Schwab Mutual Fund Complex.

DISCLOSURE OF FUND EXPENSES (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. As a shareholder of the fund, you incur ongoing, or operating costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways.

•	Actual expenses. This section provides information about actual account values and actual expenses based on the Funds’ actual return for the period. This section is designed to help you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=$8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period”.

•	Hypothetical expenses. This section provides information about hypothetical account values and hypothetical expenses that would have been incurred by an investor in the Fund based on an assumed rate of return of 5% per year before expenses. This section is designed to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only, which are described in the Prospectus. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 04/01/2006	Ending Account Value 09/30/2006	Annualized Expense Ratios*	Expenses Paid During Period**

Actual Fund Return
Blended Equity Fund — Shares	$1,000.00	$1,022.70	1.10%	$5.58
Energy and Natural Resources Fund — Shares	1,000.00	931.30	1.12	5.42
Equity Income Fund — Shares	1,000.00	1,043.20	1.10	5.63
Equity Opportunities Fund — Shares	1,000.00	1,009.00	1.05	5.29
Large Cap Growth Fund — Shares	1,000.00	995.00	1.20	6.00
Mid Cap Value and Restructuring Fund — Shares	1,000.00	1,003.90	1.13	5.68
Real Estate Fund — Shares	1,000.00	1,077.40	1.25	6.51
Small Cap Fund — Shares	1,000.00	954.20	1.20	5.88
Value and Restructuring Fund — Shares	1,000.00	991.40	1.05	5.24
Emerging Markets Fund — Shares	1,000.00	1,009.80	1.85	9.32
International Fund — Shares	1,000.00	1,027.60	1.50	7.62
Pacific/Asia Fund — Shares	1,000.00	935.40	1.60	7.76

Hypothetical 5% Return
Blended Equity Fund — Shares	1,000.00	1,019.55	1.10	5.57
Energy and Natural Resources Fund — Shares	1,000.00	1,019.45	1.12	5.67
Equity Income Fund — Shares	1,000.00	1,019.55	1.10	5.57
Equity Opportunities Fund — Shares	1,000.00	1,019.80	1.05	5.32
Large Cap Growth Fund — Shares	1,000.00	1,019.05	1.20	6.07
Mid Cap Value and Restructuring Fund — Shares	1,000.00	1,019.40	1.13	5.72
Real Estate Fund — Shares	1,000.00	1,018.80	1.25	6.33
Small Cap Fund — Shares	1,000.00	1,019.05	1.20	6.07
Value and Restructuring Fund — Shares	1,000.00	1,019.80	1.05	5.32
Emerging Markets Fund — Shares	1,000.00	1,015.79	1.85	9.35
International Fund — Shares	1,000.00	1,017.55	1.50	7.59
Pacific/Asia Fund — Shares	1,000.00	1,017.05	1.60	8.09

*	Annualized expense ratios of certain funds are after fee waivers and expense reimbursements by the investment adviser. Absent such waivers and reimbursements, expenses paid during the period would have been greater.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) then divided by 365.

SA-EQUITIES-0906

FIXED INCOME FUNDS

SEMI-ANNUAL REPORT

September 30, 2006

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call (800) 446-1012, from overseas, call (617) 483-7297.

•	Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

A description of the policies and procedures that Excelsior Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (800) 446-1012, or (ii) by accessing the Excelsior Funds’ internet address and (iii) on the Commission’s website at http://www.sec.gov.

Excelsior Funds file their June 30 and December 31 schedule of portfolio holdings with the Securities and Exchange Commission, on Form N-Q, within sixty days after the applicable reporting period. Excelsior Funds Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A schedule of each Fund’s portfolio holdings, as of the end of the prior month, is also available on the Funds’ website at www.excelsiorfunds.com. This schedule is updated monthly, typically by the 15th calendar day, after the end of each month. The Funds may terminate or modify this policy at anytime.

You should consider the Funds’ investment objectives, risks and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. are distributed by BISYS Fund Services Limited Partnership.

You may write to Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. at the following address:

Excelsior Funds

P.O. Box 8529

Boston, MA 02266-8529

Notice About Duplicate Mailings

The Excelsior Funds have adopted a policy that allows the Funds to send only one copy of a Fund’s prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call (800) 542-1061 or contact your financial intermediary.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, BANK INSURANCE FUND, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. AN INVESTMENT IN A FUND IS SUBJECT TO RISK OF PRINCIPAL.

LETTER TO SHAREHOLDERS

September 30, 2006

Dear Valued Excelsior Fund Shareholder,

I am pleased to bring you the Excelsior Fixed Income Funds Semi-Annual Report for the six-month period ended September 30, 2006.

We recently reorganized two of our institutional bond funds, Excelsior Total Return Bond Fund and Excelsior Income Fund, into the Excelsior Core Bond Fund. We anticipate that the reorganization will benefit shareholders by combining three smaller funds with similar investment strategies and policies into a single larger fund. This larger asset base will allow the Excelsior Core Bond Fund to take advantage of potential benefits of future economies of scale, including the ability to spread certain fixed costs across a larger asset base.

In my previous message to you, I noted that certain changes to the administrative and non-advisory services provided to the Excelsior Funds had occurred. As a result of those changes, the Excelsior Funds and the Laudus Funds, an affiliated fund family, now share certain complex-wide administrative, compliance, marketing and other functions. I am pleased to report that the funds’ shareholders approved the board of directors’ recommendation to elect members to jointly oversee the two fund families. You will find the proxy voting results later in this report.

Given these changes, I want to assure you that the most important aspects of the Excelsior Funds, namely the fund management and investment process provided by U.S. Trust, as advisor to the Funds, will remain the same.

In closing, we at Excelsior Funds are committed to helping you reach your long-term investment goals. Thank you for investing with us.

Sincerely,

Evelyn Dilsaver

President

1

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — 88.65%
$1,500,000	Anaheim, California, Public Financing Authority Revenue Bonds, Distribution Systems, (AMBAC)	5.00%	10/01/13	$1,633,620
1,000,000	California State Department of Transportation Revenue Bonds, Federal Highway Grant Anticipation Bonds, Series A, (FGIC)	4.50	02/01/13	1,053,350
1,000,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series Y	5.00	12/01/10	1,061,510
3,000,000	California State Department of Water Resources Revenue Bonds, Series W, (AMBAC)	5.50	12/01/09	3,189,780
3,000,000	California State Economic Recovery, General Obligation Bonds, Series B, (Mandatory Put 07/01/07 @ 100)	5.00	07/01/23	3,035,370
1,000,000	California State Economic Recovery, Special Sales Tax Revenue Bonds, Series A, (FGIC)	5.25	07/01/14	1,107,000
750,000	California State General Obligation Bonds	6.25	04/01/08	780,833
3,000,000	California State General Obligation Bonds	5.00	02/01/11	3,165,450
1,000,000	California State University Systemwide Revenue Bonds, Series A, (AMBAC)	5.00	11/01/12	1,080,290
1,000,000	California Statewide Communities Development Authority Revenue Bonds, California Endowment	5.00	07/01/13	1,083,090

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$3,000,000	California Statewide Communities Development Authority Revenue Bonds, John Muir Health, Series A	5.00%	08/15/17	$3,214,590
1,000,000	Central Valley, California, School District Financing Authority Revenue Bonds, Series A, (MBIA)	6.15	08/01/09	1,071,470
1,000,000	Contra Costa, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (FGIC)	6.00	03/01/08	1,036,120
975,000	Foothill- De Anza, California, Community College District General Obligation Bonds, (FGIC)	5.00	08/01/14	1,046,107
1,000,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Revenue Bonds, Enhanced-Asset Backed, Series A	5.00	06/01/15	1,007,290
3,500,000	Los Angeles County, California, Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series A, (FSA)	5.25	07/01/10	3,701,739
1,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Power System, Series A, Sub-Series A-1, (MBIA)	5.00	07/01/14	1,083,090
1,000,000	Los Angeles, California, General Obligation Bonds, Series A, (MBIA)	4.00	09/01/13	1,027,330
1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, (FGIC)	5.00	02/01/13	1,078,510

See Notes to Financial Statements.

2

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series A, (FSA)	5.00%	02/01/10	$1,048,250
3,000,000	Los Angeles, California, Waste Water System Revenue Bonds, Series B, (MBIA)	5.00	06/01/10	3,163,680
1,000,000	Metropolitan Water District of Southern California, General Obligation Bonds, Series A	3.00	03/01/08	992,810
975,000	Modesto, California, Irrigation District Financing Authority Revenue Bonds, Series A, (MBIA)	5.45	10/01/07	994,500
1,000,000	Moulton-Niguel, California, Water District General Obligation Bonds, (AMBAC)	4.00	09/01/10	1,021,760
1,000,000	Napa County, California, Flood Protection & Watershed Improvement Authority, General Obligation Bonds, (AMBAC)	4.50	06/15/12	1,051,200
1,150,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC)	6.20	02/14/11	1,256,824
1,100,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, 1st Senior, (AMBAC)	6.00	02/15/08	1,137,752
1,000,000	Rancho, California, Water District Financing Authority Revenue Bonds, Series A, (FSA)	5.50	08/01/10	1,074,680
1,000,000	San Diego County, California, Certificates of Participation, (AMBAC)	5.00	11/01/11	1,069,170

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$1,000,000	San Diego, California, Public Facilities Financing Authority Sewer Revenue Bonds, (FGIC)	5.20%	05/15/13	$1,009,280
1,000,000	San Diego, California, Public Facilities Financing Authority Water Revenue Bonds, (MBIA)	5.00	08/01/11	1,068,310
1,000,000	San Francisco, California, City & County General Obligation Bonds, (FSA)	5.00	06/15/08	1,026,950
1,000,000	San Francisco, California, City & County Public Utilities Communication Clean Water Revenue Bond, (MBIA)	5.00	10/01/13	1,080,400
3,000,000	San Francisco, California, State Building Authority Lease Revenue Bonds, California State & San Francisco Civic Center, Series A	5.00	12/01/12	3,195,870
1,000,000	San Mateo, Foster City, California, School Facilities Financing Authority Revenue Bond, (FSA)	4.00	08/15/12	1,026,270
1,075,000	Santa Clara County, California, Financing Authority Lease Revenue Bonds, Multiple Facilities Project, Series A, (AMBAC)	4.50	05/15/12	1,099,295
1,000,000	Southern California Public Power Authority Revenue Bonds, Transmission Project, Series A, (MBIA)	5.25	07/01/09	1,040,920
1,000,000	Southern California Public Power Authority Revenue Bonds, Transmission Project, Series B, (FSA)	4.25	07/01/11	1,034,670

	TOTAL TAX-EXEMPT SECURITIES (Cost $55,701,584)			55,849,130

See Notes to Financial Statements.

3

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS — 10.09%
$2,000,000	Riverside, California, Water Revenue Bonds, (FGIC) (Prerefunded 10/01/11 @ 101)	5.00%	10/01/26	$2,156,940
1,000,000	Sacramento, California, City Financing Authority Revenue Bonds, City Hall, Series A, (FSA) (Prerefunded 12/01/12 @ 100)	5.25	12/01/17	1,096,730
3,000,000	San Diego County, California, Water Authority Certificates of Participation, Series A, (FGIC) (Prerefunded 05/01/08 @ 101)	5.00	05/01/14	3,101,850

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $6,403,063)			6,355,520

Shares
REGISTERED INVESTMENT COMPANIES — 0.07%
13,126	BlackRock California Money Fund			13,126
29,691	Federated California Money Fund			29,691

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $42,817)			42,817

		Value
TOTAL INVESTMENTS (Cost $62,147,464)(a)	98.81%	$62,247,467
OTHER ASSETS IN EXCESS OF LIABILITIES	1.19	752,087

NET ASSETS	100.00%	$62,999,554

(a)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$302,645	$(202,642)	$100,003

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

Notes: (The following notes have not been audited by Deloitte & Touche LLP):

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2006, approximately 10% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 2006, approximately, 99% of the net assets are invested in California municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

See Notes to Financial Statements.

4

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund ) — (continued)

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	66.08%	$41,632,151
General Obligation Bonds	20.87	13,147,809
Prerefunded	10.09	6,355,520
Certificates of Participation	1.70	1,069,170
Registered Investment Companies	0.07	42,817

Total Investments	98.81%	$62,247,467
Other Assets in Excess of Liabilities	1.19	752,087

Net Assets	100.00%	$62,999,554

See Notes to Financial Statements.

5

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Core Bond Fund

Principal Amount		Rate	Maturity Date	Value

ASSET BACKED SECURITIES — 0.79%
$4,200,000	Capital Auto Receivables Asset Trust, 2006-SN1AC B(a)	5.50%	04/20/10	$4,200,000

	TOTAL ASSET BACKED SECURITIES (Cost $4,199,070)			4,200,000

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.16%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 7.48%
671,462	Bear Stearns Adjustable Rate Mortgage Trust, 2004-10, 15A1(b)	4.52	01/25/35	662,156
2,134,551	Citigroup Mortgage Loan Trust, 2004-HYB4 WA(b)	4.46	12/25/34	2,074,516
3,513,618	Countrywide Alternative Loan Trust, 2004-16CB 1A2	5.50	07/25/34	3,472,286
2,053,784	Countrywide Alternative Loan Trust, 2004-22CB 1A1	6.00	10/25/34	2,044,997
8,944,702	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(b)	4.77	08/25/34	8,854,833
8,605,979	JP Morgan Mortgage Trust, 2005-A6 1A1	5.15	09/25/35	8,509,420
11,611,957	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1	3.99	12/25/34	11,357,419
3,036,662	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1(b)	4.55	02/25/35	2,982,488

				39,958,115

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 0.55%
2,884,070	2333 UZ	6.50	07/15/31	2,943,601

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 1.13%
3,000,000	1997-M5 C	6.74	08/25/07	3,021,833
3,080,000	2003-17 QT	5.00	08/25/27	3,047,241

				6,069,074

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,700,548)			48,970,790

Principal Amount		Rate	Maturity Date	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.14%
$4,225,000	Asset Securitization Corp., 1997-D4 A4	7.75%	04/14/29	$4,490,089
2,497,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4	4.76	11/10/39	2,415,814
5,000,000	Bear Stearns Commercial Mortgage Securities, 2006-PW13 A3	5.52	09/11/41	5,057,031
1,000,000	Credit Suisse First Boston Mortgage Securities Corp., 2002-CKS4 G(a)	6.01	11/15/36	1,031,756
1,781,000	GMAC Commercial Mortgage Securities, 1999-C1	7.05	05/15/33	1,847,120
3,449,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1	5.32	06/10/36	3,450,972
216	LB Commericial Conduit Mortgage Trust, 1999-C1 A1	6.41	06/15/31	216
3,150,000	Morgan Stanley Dean Witter Capital I, 2000-LIF2 C	7.50	10/15/33	3,394,962
1,245,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2	4.74	11/13/36	1,213,384
5,571,000	Nomura Asset Securities Corp., 1998-D6 A4	7.61	03/15/30	6,316,738
4,225,000	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4	6.29	04/15/34	4,433,433
3,601,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3	4.61	12/15/35	3,515,071
6,099,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A2	5.00	07/15/41	6,056,741
3,905,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3	5.23	07/15/41	3,905,896
17,926,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A5(c)	5.09	07/15/42	17,807,738

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $65,237,797)			64,936,961

See Notes to Financial Statements.

6

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — 16.59%
$2,615,000	America Movil S.A. de C.V.	5.50%	03/01/14	$2,544,706
1,200,000	America Movil S.A. de C.V.	6.38	03/01/35	1,146,845
5,700,000	Bank One Corp.,	7.88	08/01/10	6,214,528
3,245,000	Bear Stearns Co., Inc.	5.70	11/15/14	3,291,524
5,520,000	Bottling Group LLC,	5.50	04/01/16	5,556,471
2,300,000	British Telecommunications plc	8.88	12/15/30	3,068,366
2,800,000	Cisco Systems, Inc.	5.50	02/22/16	2,822,268
2,000,000	Citigroup, Inc.	4.25	07/29/09	1,956,960
1,970,000	Citigroup, Inc.	6.63	06/15/32	2,154,751
1,441,000	Comcast Cable Communications	6.88	06/15/09	1,498,405
1,441,000	DaimlerChrysler N.A. Holding Corp.	7.20	09/01/09	1,501,451
1,500,000	DaimlerChrysler N.A. Holding Corp.	5.75	09/08/11	1,492,949
2,000,000	Deutsche Telekom International Finance	5.38	03/23/11	1,990,248
1,310,000	Deutsche Telekom International Finance, Multi-Coupon Bond	8.00	06/15/10	1,429,071
1,500,000	Deutsche Telekom International Finance, Multi-Coupon Bond	8.25	06/15/30	1,832,535
1,400,000	Devon Financing Corp.	6.88	09/30/11	1,489,881
700,000	Ford Motor Credit Co.	5.80	01/12/09	666,411
1,000,000	Ford Motor Credit Co.	8.63	11/01/10	996,191
2,000,000	General Electric Capital Corp. MTN	6.00	06/15/12	2,077,996
1,221,000	Goldman Sachs Group, Inc.	6.13	02/15/33	1,216,327
5,834,000	Household Finance Corp.	8.00	07/15/10	6,373,487
250,000	Iron Mountain, Inc.	8.63	04/01/13	255,625
1,388,000	JP Morgan Chase & Co.	5.75	01/02/13	1,419,390
5,381,000	Merrill Lynch & Co. MTN	5.00	02/03/14	5,247,147
885,000	Metlife, Inc.	5.00	11/24/13	860,432
2,000,000	Morgan Stanley	6.75	04/15/11	2,114,472
5,385,000	Morgan Stanley	4.75	04/01/14	5,121,027
1,500,000	Nisource Finance Corp.	7.88	11/15/10	1,618,080
3,825,000	Oracle Corp.	5.25	01/15/16	3,764,060
1,441,000	Prudential Financial, Inc.	5.10	09/20/14	1,407,013

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
$627,000	PSEG Energy Holdings, Inc.	8.63%	02/15/08	$650,513
2,000,000	RBS Capital Trust III(b)	5.51	09/29/49	1,943,312
2,600,000	TCI Communications, Inc.	9.80	02/01/12	3,071,058
2,183,000	Time Warner Cos., Inc.	7.25	10/15/17	2,356,321
2,000,000	UBS Preferred Funding Trust I	8.62	10/29/49	2,225,664
2,441,000	Wal-Mart Stores	4.13	02/15/11	2,349,941
950,000	Xerox Corp.	6.40	03/15/16	945,250
2,000,000	YUM! Brands, Inc.	6.25	04/15/16	2,062,184

	TOTAL CORPORATE BONDS (Cost $88,329,615)			88,732,860

TAX-EXEMPT SECURITIES — 0.33%
1,590,000	Massachusetts Bay Transition Authority, Massachusetts Sales Tax, Revenue Bonds, Series A	5.00	07/01/31	1,773,963

	TOTAL TAX-EXEMPT SECURITIES (Cost $1,755,834)			1,773,963

U.S. GOVERNMENT AGENCY BONDS & NOTES — 2.88%
	FANNIE MAE — 1.46%
7,500,000	MTN	6.25	02/01/11	7,841,550

	FREDDIE MAC — 0.96%
4,440,000		6.25	07/15/32	5,143,460

	RESOLUTION FUNDING CORPORATION — 0.46%
4,851,000	Principal Only STRIPS	0.00	07/15/20	2,439,102

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $15,065,417)			15,424,112

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 43.16%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 11.64%
6,665,787	Pool # 1G1898 ARM(b)	5.92	06/01/36	6,672,989
2,680,969	Pool # A20105	5.00	04/01/34	2,583,496
9,592,207	Pool # A47411	4.50	10/01/35	8,967,707
3,248,378	Pool # A48132	7.00	12/01/35	3,336,805
5,827,364	Pool # B19861	4.50	08/01/20	5,615,815
2,847,747	Pool # C01811	5.00	04/01/34	2,744,210
132,265	Pool # C71221	5.00	09/01/32	127,688
20,881	Pool # C74339	5.00	12/01/32	20,159
163,916	Pool # C74469	5.00	12/01/32	158,244
34,660	Pool # C74676	5.00	12/01/32	33,461
2,525,765	Pool # E96460	5.00	05/01/18	2,488,358
4,699,978	Pool # G01842	4.50	06/01/35	4,393,985
19,216,347	Pool # G18105	5.00	03/01/21	18,877,370
2,633,800	Pool # J01383	5.50	03/01/21	2,632,239
3,747,373	Pool # J02497	4.50	09/01/20	3,611,333

				62,263,859

See Notes to Financial Statements.

7

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 29.15%
$232,400	Pool # 251502	6.50%	02/01/13	$237,209
94,456	Pool # 252806	7.50	10/01/29	98,032
1,355,692	Pool # 255896	6.50	08/01/35	1,380,792
5,250,331	Pool # 256269	5.50	06/01/36	5,172,820
11,349,325	Pool # 357824	5.50	06/01/35	11,186,902
1,245,470	Pool # 387203	4.80	01/01/12	1,228,050
1,063,494	Pool # 387204	4.80	01/01/12	1,048,620
235,295	Pool # 443194	5.50	10/01/28	233,081
4,001	Pool # 450846	5.50	12/01/28	3,963
373,849	Pool # 452035	5.50	11/01/28	370,331
2,653	Pool # 454758	5.50	12/01/28	2,628
5,094	Pool # 485994	5.50	01/01/29	5,046
611,734	Pool # 561435	5.50	11/01/29	605,978
307,410	Pool # 578543	5.50	04/01/31	304,146
113,433	Pool # 627259	5.50	02/01/32	112,141
1,198,890	Pool # 632551	5.50	02/01/32	1,185,234
541,800	Pool # 632576	5.50	02/01/32	536,047
242,129	Pool # 694655	5.50	04/01/33	239,218
1,729,812	Pool # 702861	5.00	04/01/18	1,704,492
1,617,817	Pool # 704440	5.00	05/01/18	1,594,136
67,378	Pool # 710585	5.50	05/01/33	66,568
402,331	Pool # 735224	5.50	02/01/35	397,494
5,999,999	Pool # 745275	5.00	02/01/36	5,769,101
24,725,833	Pool # 745432	5.50	04/01/36	24,371,977
1,047,307	Pool # 781859	4.50	12/01/34	980,649
1,565,060	Pool # 786423 ARM(b)	4.61	07/01/34	1,549,303
463,073	Pool # 797680	4.50	10/01/35	433,599
702,884	Pool # 805373	4.50	01/01/35	658,148
7,657,791	Pool # 805386 ARM(b)	4.87	01/01/35	7,571,899
759,246	Pool # 812268	5.50	05/01/35	748,380
2,447,003	Pool # 815479	4.50	03/01/35	2,286,979
1,337,666	Pool # 819361	4.50	04/01/35	1,249,623
543,203	Pool # 820492	5.50	05/01/35	535,429
838,590	Pool # 820989	5.50	04/01/35	826,589
834,145	Pool # 821567	5.50	06/01/35	822,207
1,862,660	Pool # 822799	4.50	04/01/35	1,740,850
6,340,011	Pool # 829321	4.50	09/01/35	5,925,400
595,834	Pool # 835359	4.50	09/01/35	556,869
11,000,754	Pool # 835751	4.50	08/01/35	10,281,349
1,948,574	Pool # 835760	4.50	09/01/35	1,821,145
2,000,100	Pool # 836512	4.50	10/01/20	1,930,451
4,367,716	Pool # 839240	4.50	09/01/35	4,082,085
7,142,617	Pool # 840687	5.00	09/01/35	6,867,746
2,999,900	Pool # 843510	4.50	11/01/20	2,895,435
2,499,800	Pool # 844085	5.00	11/01/35	2,403,600
1,911,610	Pool # 844797	4.50	10/01/35	1,786,598
2,000,000	Pool # 844901	4.50	10/01/20	1,930,354
5,780,778	Pool # 867438	4.50	05/01/36	5,400,293
5,717,353	Pool # 880084	6.00	03/01/36	5,743,722
7,000,000	Pool # 883084	6.50	07/01/36	7,128,535
749,312	Pool # 893426	6.00	09/01/36	752,768
3,497,245	Pool # 895271	6.50	09/01/36	3,561,462
16,200,000	TBA	5.00	10/01/36	15,567,195

				155,892,668

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 2.37%
$347,756	Pool # 2562	6.00%	03/20/28	$352,214
498,158	Pool # 267812	8.50	06/15/17	532,419
1,956,929	Pool # 3413	4.50	07/20/33	1,830,855
1,811,903	Pool # 3442	5.00	09/20/33	1,755,782
3,732	Pool # 356873	6.50	05/15/23	3,830
37,141	Pool # 434772	9.00	06/15/30	40,297
62,997	Pool # 471660	7.50	03/15/28	65,635
140,556	Pool # 472028	6.50	05/15/28	144,588
75,414	Pool # 475847	6.50	06/15/28	77,577
20,981	Pool # 479087	8.00	01/15/30	22,231
354,966	Pool # 479088	8.00	01/15/30	376,116
120,599	Pool # 503711	7.00	05/15/29	124,588
42,129	Pool # 525556	8.00	01/15/30	44,639
11,152	Pool # 525945	9.00	07/15/30	12,100
36,187	Pool # 532751	9.00	08/15/30	39,262
108,488	Pool # 568670	6.50	04/15/32	111,421
265,102	Pool # 575441	6.50	12/15/31	272,384
672,338	Pool # 598127	5.50	03/15/18	675,216
1,567,215	Pool # 607668	5.50	02/15/18	1,573,925
818,913	Pool # 615639	4.50	09/15/33	775,107
174,755	Pool # 780086	8.50	11/15/17	186,129
809,098	Pool # 780548	8.50	12/15/17	861,756
625,538	Pool # 780865	9.50	11/15/17	677,911
205,782	Pool # 781036	8.00	10/15/17	216,390
767,825	Pool # 781084	9.00	12/15/17	820,288
209,624	Pool # 80185 ARM(b)	5.38	04/20/28	211,429
254,340	Pool # 80205 ARM(b)	5.38	06/20/28	256,538
637,796	Pool # 80311 ARM(b)	4.50	08/20/29	638,434

				12,699,061

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $231,039,813)			230,855,588

U.S. GOVERNMENT SECURITIES — 14.09%
	U.S. TREASURY PRINCIPAL ONLY STRIPS — 2.41%
18,000,000		0.00	11/15/17	10,622,160
4,294,000		0.00	02/15/20	2,259,700

				12,881,860

	U.S. TREASURY INFLATION PROTECTED BONDS — 0.90%
300,000		4.25	01/15/10	383,783
445,000		3.50	01/15/11	544,986
1,050,000		2.00	01/15/14	1,134,317
2,500,000		2.38	01/15/25	2,742,413

				4,805,499

See Notes to Financial Statements.

8

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
U.S. GOVERNMENT SECURITIES — (continued)
	U.S. TREASURY NOTES — 10.78%
$520,000		4.63%	09/30/08	$519,391
3,970,000		3.63	01/15/10	3,852,297
24,500,000		4.50	11/15/10	24,415,720
2,890,000		4.25	11/15/14	2,818,426
19,270,000	(c)	7.63	11/15/22	25,245,203
885,000		4.50	02/15/36	848,010

				57,699,047

	TOTAL U.S. GOVERNMENT SECURITIES (Cost $74,929,710)			75,386,406

Shares
REGISTERED INVESTMENT COMPANIES — 3.23%
8,645,217	Dreyfus Government Cash Management Fund			8,645,217
8,645,216	Fidelity U.S. Treasury II Fund			8,645,216

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $17,290,433)			17,290,433

TOTAL INVESTMENTS (Cost $547,548,237)(d)	102.37%	$547,571,113
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.37)	(12,701,848)

NET ASSETS	100.00%	$534,869,265

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $5,231,756 or 0.98% of net assets.
(b)	Variable Rate Security—The rate disclosed is as of September 30, 2006.
(c)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$4,694,581	$(4,671,705)	$22,876

ARM—Adjustable Rate Mortgage

LLC—Limited Liability Company

MTN—Medium Term Note

Multi-Coupon Bond—Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

plc—Public Limited Company

STRIPS—Separately Traded Registered Interest and Principal Securities

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Securities	60.13%	$321,666,106
Corporate Bonds	16.59	88,732,860
Commercial Mortgage-Backed Securities	12.14	64,936,961
Collateralized Mortgage Obligations	9.16	48,970,790
Registered Investment Company	3.23	17,290,433
Asset Backed Securities	0.79	4,200,000
Tax-Exempt Securities	0.33	1,773,963

Total Investments	102.37%	$547,571,113
Liabilities in Excess of Other Assets	(2.37)	(12,701,848)

Net Assets	100.00%	$534,869,265

See Notes to Financial Statements.

9

Excelsior Funds, Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

High Yield Fund

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — 89.98%
	ADVERTISING PERIODICALS — 2.74%
$2,000,000	Dex Media Finance/West	8.50%	08/15/10	$2,065,000
1,000,000	RH Donnelley Finance Corp.(a)	10.88	12/15/12	1,100,000

				3,165,000

	CABLE TV — 1.73%
1,000,000	Echostar DBS Corp.(a)	7.13	02/01/16	966,250
1,000,000	NTL Cable plc	9.13	08/15/16	1,032,500

				1,998,750

	CASINO HOTELS — 11.03%
1,000,000	Aztar Corp.	7.88	06/15/14	1,077,500
1,000,000	Boyd Gaming Corp.	7.13	02/01/16	967,500
2,000,000	Caesars Entertainment, Inc.	8.88	09/15/08	2,095,000
2,000,000	MGM Mirage, Inc.	8.50	09/15/10	2,127,500
2,000,000	Poster Financial Group	8.75	12/01/11	2,090,000
1,000,000	River Rock Entertainment	9.75	11/01/11	1,062,500
2,000,000	Station Casinos	6.50	02/01/14	1,872,500
1,500,000	Trump Entertainment Resorts	8.50	06/01/15	1,434,375

				12,726,875

	CELLULAR TELECOM — 3.59%
2,000,000	American Cellular Corp.	10.00	08/01/11	2,095,000
1,000,000	Centennial Cellular Operating Co./ Centennial Communications Corp.	10.13	06/15/13	1,062,500
1,000,000	Dobson Communications Corp.	8.88	10/01/13	991,250

				4,148,750

	CHEMICALS – DIVERSIFIED — 2.24%
1,000,000	Lyondell Chemical Co.	10.50	06/01/13	1,100,000
1,500,000	Nell AF Sarl(a)	8.38	08/15/15	1,488,750

				2,588,750

	CHEMICALS – PLASTICS — 0.87%
1,000,000	PolyOne Corp.	8.88	05/01/12	1,010,000

	CHEMICALS – SPECIALTY — 1.76%
1,000,000	Johnsondiversey, Inc., Series B(b)	9.63	05/15/12	1,005,000
1,000,000	Tronox Worldwide LLC/Tronox Finance Corp.	9.50	2/01/12	1,026,250

				2,031,250

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	COAL — 1.25%
$500,000	Massey Energy Co.	6.88%	12/15/13	$452,500
1,000,000	Peabody Energy Corp., Series B	6.88	03/15/13	985,000

				1,437,500

	COMMERCIAL SERVICES — 1.75%
1,000,000	Iron Mountain, Inc.	8.63	04/01/13	1,022,500
1,000,000	Iron Mountain, Inc.	7.75	01/15/15	1,000,000

				2,022,500

	COMPUTER SERVICES — 0.89%
1,000,000	Sungard Data Systems, Inc.	10.25	08/15/15	1,030,000

	CONTAINERS – METAL/GLASS — 1.74%
1,000,000	Crown Americas	7.75	11/15/15	1,012,500
1,000,000	Owens-Illinois, Inc.	7.50	05/15/10	1,000,000

				2,012,500

	CONTAINERS – PAPER/PLASTIC — 2.56%
1,000,000	Graham Packaging Co.	8.50	10/15/12	990,000
1,000,000	Jefferson Smurfit Corp.	7.50	06/01/13	922,500
1,000,000	Pregis Corp.(a)(b)	12.38	10/15/13	1,040,000

				2,952,500

	COSMETICS & TOILETRIES — 1.14%
1,500,000	Del Laboratories, Inc.	8.00	02/01/12	1,316,250

	DISTRIBUTION/WHOLESALE — 1.62%
2,000,000	Nebraska Book Co.	8.63	03/15/12	1,875,000

	ELECTRIC – GENERATION — 1.39%
1,500,000	AES Corp.	9.50	06/01/09	1,601,250

	FINANCE – AUTO LOANS — 5.62%
2,354,000	Ford Motor Credit Co.(a)	9.75	09/15/10	2,430,444
2,000,000	General Motors Acceptance Corp.	6.13	02/01/07	1,997,284
2,000,000	General Motors Acceptance Corp.	7.75	01/19/10	2,049,288

				6,477,016

	FOOD – MISCELLANEOUS AND DIVERSIFIED — 0.91%
1,000,000	Del Monte Corp.	8.63	12/15/12	1,048,750

	FORESTRY — 1.16%
1,500,000	Tembec Industries, Inc.	8.63	06/30/09	832,500
1,000,000	Tembec Industries, Inc.	7.75	03/15/12	505,000

				1,337,500

See Notes to Financial Statements.

10

Excelsior Funds, Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	FUNERAL SERVICES & RELATED ITEMS — 1.24%
$1,500,000	Service Corp. International(a)	7.50%	06/15/17	$1,436,250

	GAS – DISTRIBUTION — 1.74%
2,000,000	SEMCO Energy, Inc.	7.75	05/15/13	2,009,666

	HEAVY CONSTRUCTION EQUIPMENT RENTAL — 0.89%
1,000,000	Ahern Rentals, Inc.	9.25	08/15/13	1,025,000

	HOME FURNISHINGS — 3.01%
1,500,000	Sealy Mattress Co.	8.25	06/15/14	1,530,000
2,000,000	Simmons Co.	7.88	01/15/14	1,940,000

				3,470,000

	LIFE/HEALTH INSURANCE — 1.74%
2,000,000	Americo Life, Inc.(a)	7.88	05/01/13	2,011,174

	MACHINERY – FARM — 0.43%
500,000	Case New Holland, Inc.	7.13	03/01/14	501,875

	MACHINERY – GENERAL INDUSTRIAL — 0.85%
1,000,000	The Manitowoc Co., Inc.	7.13	11/01/13	985,000

	MEDICAL – HOSPITALS — 0.87%
1,000,000	HCA, Inc.	8.75	09/01/10	1,010,000

	MEDICAL – OUTPATIENT/HOME MEDICAL CARE — 0.73%
1,000,000	Select Medical Corp.	7.63	02/01/15	842,500

	MULTI-LINE INSURANCE — 1.96%
2,128,000	Hanover Insurance Group	7.63	10/15/25	2,260,591

	MULTIMEDIA — 0.87%
1,000,000	Emmis Operating Co.	6.88	05/15/12	998,750

	MUSIC — 1.35%
1,600,000	Warner Music Group	7.38	04/15/14	1,560,000

	OFFICE AUTOMATION & EQUIPMENT — 3.14%
1,000,000	Ikon Office Solutions	7.75	09/15/15	1,027,500
1,000,000	Xerox Capital Trust I	8.00	02/01/27	1,020,000
1,500,000	Xerox Corp.	7.63	06/15/13	1,575,000

				3,622,500

	PAPER & RELATED PRODUCTS — 0.79%
1,000,000	Mercer International, Inc.	9.25	02/15/13	911,250

	PHYSICIANS PRACTICE MANAGEMENT — 3.17%
2,000,000	Ameripath, Inc.	10.50	04/01/13	2,120,000
500,000	US Oncology Holdings, Inc.	9.00	08/15/12	517,500
1,000,000	US Oncology Holdings, Inc.(c)	10.68	03/15/15	1,020,000

				3,657,500

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	PIPELINES — 0.87%
$500,000	Semgroup L.P.(a)	8.75%	11/15/15	$504,375
500,000	Williams Cos.(a)	6.38	10/01/10	497,500

				1,001,875

	RENTAL AUTO/EQUIPMENT — 2.22%
1,000,000	Neff Rental/ Neff Finance(a)	11.25	06/15/12	1,080,000
1,500,000	United Rentals, Inc.	7.75	11/15/13	1,477,500

				2,557,500

	RESORTS/THEME PARKS — 0.89%
1,000,000	Universal City Florida Holdings(c)	10.24	05/01/10	1,027,500

	RETAIL – DRUG STORE — 0.83%
1,000,000	Jean Coutu Group, Inc.	8.50	08/01/14	962,500

	RETAIL – MAJOR DEPARTMENT STORE — 3.26%
1,500,000	JC Penney Co., Inc.	8.00	03/01/10	1,613,471
1,000,000	Neiman Marcus Group, Inc.	9.00	10/15/15	1,062,500
1,000,000	Saks, Inc.	9.88	10/01/11	1,091,250

				3,767,221

	RETAIL – VIDEO RENTAL — 0.79%
1,000,000	Blockbuster, Inc.(c)	9.00	09/01/12	917,500

	SATELLITE TELECOM — 1.96%
650,000	Inmarsat Finance plc	7.63	06/30/12	669,500
1,500,000	Intelsat Bermuda Ltd.(a)	11.25	06/15/16	1,593,750

				2,263,250

	SCHOOLS — 1.21%
1,500,000	Knowledge Learning Center(a)	7.75	02/01/15	1,402,500

	STEEL – PRODUCERS — 0.84%
1,000,000	AK Steel Corp.	7.75	06/15/12	973,750

	TELEPHONE – INTERGRATED — 9.92%
2,000,000	Cincinnati Bell, Inc.	8.38	01/15/14	2,020,000
2,000,000	Citizens Communications	9.25	05/15/11	2,205,000
649,000	Consolidated Communications Holding	9.75	04/01/12	684,695
2,000,000	Hawaiian Telcom Communication	12.50	05/01/15	2,100,000
1,250,000	Nordic Telephone Co. Holdings(a)	8.88	05/01/16	1,314,063
1,000,000	Qwest Corp.	7.50	06/15/23	990,000
2,000,000	Valor Telecom Enterprise	7.75	02/15/15	2,130,000

				11,443,758

See Notes to Financial Statements.

11

Excelsior Funds, Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
CORPORATE BONDS — (continued)

	TRAVEL SERVICES — 0.42%
$500,000	Travelport, Inc.(a)	9.88%	09/01/14	$482,500

	TOTAL CORPORATE BONDS (Cost $102,791,198)			103,882,051

BANK LOANS — 1.73%
	CASINO HOTELS — 1.30%
1,443,172	Resorts International Holdings LLC(c)(d)	16.32	04/26/13	1,500,899

	MISCELLANEOUS MANUFACTURING — 0.43%
500,000	IPC Acquistion Corp.(c)(d)	11.80	09/29/14	500,000

	TOTAL BANK LOANS (Cost $1,951,325)			2,000,899

Shares
COMMON STOCK — 3.28%
	METAL – ALUMINUM — 3.28%
28,047	Ormet Corp.(b)			3,786,625

	TOTAL COMMON STOCK (Cost $7,704,681)			3,786,625

Principal Amount
U.S. GOVERNMENT AGENCY BONDS & NOTES — 3.12%
	FEDERAL HOME LOAN BANK — 3.12%
$3,600,000	Discount Note	4.40	10/02/06	3,599,120

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $3,598,680)			3,599,120

		Value
TOTAL INVESTMENTS (Cost $116,045,884)(e)	98.11%	$113,268,695
OTHER ASSETS IN EXCESS OF LIABILITIES	1.89	2,182,964

NET ASSETS	100.00%	$115,451,659

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $17,347,556 or 15.03% of net assets.
(b)	Represents an illiquid security as of September 30, 2006.
(c)	Variable Rate Security—The rate disclosed is as of September 30, 2006.
(d)	Fair valued as of September 30, 2006.
(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$2,644,647	$(5,421,836)	$(2,777,189)

Discount Note—The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.

LLC—Limited Liability Company

L.P.—Limited Partnership

Ltd.—Limited

plc—public limited company

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	35.88%	$41,426,567
Telecommunication	15.78	18,218,758
Raw/Intermediate Materials	13.96	16,115,375
Industrials	6.98	8,052,500
Health Care	6.02	6,946,250
Financials	5.80	6,702,209
Information Technology	4.15	4,794,500
Utilities	3.13	3,610,916
U.S. Government & Agency Obligations	3.12	3,599,120
Consumer Staples	2.05	2,365,000
Energy	1.24	1,437,500

Total Investment	98.11%	$113,268,695
Other Assets in Excess of Liabilities	1.89	2,182,964

Net Assets	100.00%	$115,451,659

See Notes to Financial Statements.

12

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Intermediate-Term Bond Fund

Principal Amount		Rate	Maturity Value	Value

ASSET BACKED SECURITIES — 1.63%
$2,200,000	Capital Auto Receivables Asset Trust, 2006-SN1AC B(a)	5.50%	04/20/10	$2,200,000
2,000,000	Capital One Master Trust, 2001-6 C(a)	6.70	06/15/11	2,049,740
260,662	Chase Funding Mortgage Loan Asset Backed Certificates, 2003-3 2A2(b)	5.59	04/25/33	261,084
2,850,259	JP Morgan Mortgage Acquisition Corp., 2006-HE1 A2(b)	5.40	05/25/28	2,851,105

	TOTAL ASSET BACKED SECURITIES (Cost $7,455,472)			7,361,929

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.61%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 3.71%
1,333,749	Bank of America Mortgage Securities, 2003-A 2A1	3.98	02/25/33	1,311,734
2,506,098	Bear Stearns ARM, 2004-1 11A3(b)	3.39	04/25/34	2,506,197
3,555,152	Countrywide Alternative Loan Trust, 2004-22CB 1A1	6.00	10/25/34	3,539,942
3,539,942	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(b)	4.77	08/25/34	404,463
3,322,000	Washington Mutual, 2005-AR5 A3(b)	4.67	05/25/35	3,270,787
2,355,127	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1	3.99	12/25/34	2,303,502
3,459,488	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1(b)	4.55	02/25/35	3,397,772

				16,734,397

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 0.80%
3,709,077	R001 AE	4.38	04/15/15	3,614,622

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 2.86%
9,650,000	1997-M5 C	6.74	08/25/07	9,720,229
3,200,000	2003-17 QT	5.00	08/25/27	3,165,964

				12,886,193

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 1.24%
2,800,000	2005-10 MW	4.67	09/16/25	2,727,615
2,925,000	2005-14 B	4.48	08/16/32	2,840,958

				5,568,573

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,404,947)			38,803,785

Principal Amount		Rate	Maturity Value	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.98%
$2,000,000	Commercial Mortgage Asset Trust, 1999-C1 B	7.23%	01/17/32	$2,217,711
3,556,000	Commercial Mortgage Asset Trust, 1999-C2 C	7.80	11/17/32	4,069,425
3,325,000	Credit Suisse First Boston Mortgage Securities Corp., 2002-CP5 G(a)(b)	5.88	12/15/35	3,396,513
2,819,729	DLJ Mortgage Acceptance Corp., 1997-CF2 A1B(a)	6.82	10/15/30	2,837,673
3,900,000	GMAC Commercial Mortgage Securities, Inc., 1999-C1 C	6.59	05/15/33	4,014,159
7,197,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-CB12 AJ	4.99	09/12/37	6,983,011
4,500,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A4	4.74	07/15/42	4,312,772
5,430,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP5 AJ	5.46	12/15/44	5,426,291
3,085,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2	4.74	11/13/36	3,006,659
3,104,000	Morgan Stanley Dean Witter Capital I, 2005-HQ5 A4	5.17	01/14/42	3,066,072
4,025,000	Nomura Asset Securities Corp., 1998-D6 A4	7.61	03/15/30	4,563,789
1,435,000	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4	6.29	04/15/34	1,505,793
6,525,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3	4.61	12/15/35	6,369,297
1,719,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A2	5.00	07/15/41	1,707,089
4,775,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3	5.23	07/15/41	4,776,096
6,150,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A6A	5.11	07/15/42	6,095,124
3,222,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A5	5.09	07/15/42	3,200,744

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $68,713,137)			67,548,218

See Notes to Financial Statements.

13

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Intermediate-Term Bond Fund — (continued)

Principal Amount		Rate	Maturity Value	Value

CORPORATE BONDS — 21.74%
$1,720,000	America Movil S.A. de C.V.	5.50%	03/01/14	$1,673,765
2,680,000	Bottling Group LLC,	5.50	04/01/16	2,697,706
1,190,000	Caterpillar, Inc.	5.70	08/15/16	1,214,174
500,000	Cincinnati Bell, Inc.	8.38	01/15/14	505,000
3,845,000	Cisco Systems, Inc.	5.50	02/22/16	3,875,579
2,575,000	CIT Group, Inc.	5.80	07/28/11	2,620,402
1,835,000	Credit Suisse First Boston (USA) Inc.	3.88	01/15/09	1,785,675
2,958,025	CVS Lease Pass Through Trust(a)	5.88	01/10/28	2,892,002
2,150,000	DaimlerChrysler N.A. Holding Corp.	5.75	09/08/11	2,139,893
4,750,000	Deutsche Telekom International Finance	5.38	03/23/11	4,726,839
4,000,000	Diageo Capital plc	4.38	05/03/10	3,878,804
3,000,000	Dominion Resources, Inc., Series B(b)	5.79	09/28/07	3,000,813
2,380,000	Federal Express Corp.	5.50	08/15/09	2,395,287
1,400,000	Ford Motor Credit Co.	5.80	01/12/09	1,332,822
3,255,000	Franklin Resources, Inc.	3.70	04/15/08	3,177,599
5,645,000	Household Finance Corp.	8.00	07/15/10	6,167,011
5,500,000	International Lease Finance Corp.	4.75	01/13/12	5,343,877
500,000	Iron Mountain, Inc.	8.63	04/01/13	511,250
5,000,000	JP Morgan Chase & Co.	5.15	10/01/15	4,877,114
3,435,000	Legg Mason, Inc.	6.75	07/02/08	3,520,030
5,000,000	Lehman Brothers Holdings, Inc.	4.25	01/27/10	4,854,835
3,150,000	Morgan Stanley	4.75	04/01/14	2,995,587
2,000,000	Nationwide Life Global Funding, Inc.(a)	5.35	02/15/07	1,999,856
1,955,000	Nisource Finance Corp.	7.88	11/15/10	2,108,898
4,025,000	Oracle Corp.	5.25	01/15/16	3,960,874
3,000,000	RBS Capital Trust III(b)(c)	5.51	09/30/14	2,914,968
3,595,000	TCI Communications, Inc.	9.80	02/01/12	4,246,328
1,915,000	Telefonos de Mexico S.A.	4.50	11/19/08	1,877,012
2,415,000	Time Warner, Inc.	9.15	02/01/23	3,000,423
2,660,000	Virgina Electric Power	5.40	01/15/16	2,615,432
5,075,000	Wachovia Corp.	3.50	08/15/08	4,924,936
1,000,000	Xerox Corp.	6.40	03/15/16	995,000
2,125,000	YUM! Brands, Inc.	6.25	04/15/16	2,191,071
975,000	Zions Bancorp	5.50	11/16/15	963,317

	TOTAL CORPORATE BONDS (Cost $98,263,598)			97,984,179

Principal Amount		Rate	Maturity Value	Value

U.S. GOVERNMENT AGENCY BONDS & NOTES — 7.36%
	FANNIE MAE — 2.69%
$11,330,000		7.25%	01/15/10	$12,126,488

	FEDERAL HOME LOAN BANK — 3.46%
2,000,000		5.33	06/15/07	1,999,722
5,000,000		4.57	10/17/08	4,958,940
8,700,000	(d)	5.19	02/22/10	8,673,038

				15,631,700

	FREDDIE MAC — 1.21%
2,000,000		5.13	04/18/08	2,003,678
3,355,000		5.13	07/15/12	3,386,346
50,000	MTN	2.85	01/05/07	49,683

				5,439,707

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $33,357,866)			33,197,895

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 15.27%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 1.57%
3,886,485	Pool # 1G1026 ARM(b)	5.92	07/01/36	3,896,845
3,288,592	Pool # A36827	5.00	08/01/35	3,164,583

				7,061,428

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 10.75%
2,630,000	Pool # 385538	4.79	11/01/12	2,558,292
691,907	Pool # 545290	7.50	10/01/16	716,229
3,291	Pool # 578823	5.50	04/01/31	3,256
2,764,033	Pool # 704372 ARM(b)	4.51	05/01/33	2,715,991
5,562,213	Pool # 805386 ARM(b)	4.87	01/01/35	5,499,826
2,854,842	Pool # 811528	5.00	11/01/20	2,806,067
6,292,495	Pool # 831192	5.00	11/01/20	6,183,459
9,872,351	Pool # 851149	5.00	04/01/21	9,701,288
2,466,440	Pool # 868986	5.00	05/01/21	2,423,702
192,078	Pool # 872534	6.00	06/01/36	192,964
9,701,583	Pool # 879122	5.00	05/01/21	9,533,478
4,448,928	Pool # 892882 ARM(b)	5.87	07/01/36	4,468,601
1,656,800	TBA	6.00	10/25/21	1,681,652

				48,484,805

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 2.95%
19,458	Pool # 195801	8.50	01/15/17	20,796
8,881	Pool # 195833	8.50	04/15/17	9,491
2,666,077	Pool # 3319	5.00	12/20/32	2,583,244
1,421	Pool # 334299	8.00	05/15/23	1,503
3,284,866	Pool # 3442	5.00	09/20/33	3,183,121
323,343	Pool # 367412	6.00	11/15/23	327,780
1,404,708	Pool # 604726	4.50	10/15/33	1,329,566

See Notes to Financial Statements.

14

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Intermediate-Term Bond Fund — (continued)

Principal Amount		Rate	Maturity Value	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — (continued)
$2,361,705	Pool # 608288	4.50%	09/15/33	$2,235,370
3,611,000	TBA	5.25	10/01/36	3,612,693

				13,303,564

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $69,017,318)			68,849,797

U.S. GOVERNMENT SECURITIES — 23.47%
	U.S. TREASURY NOTES — 23.47%
7,130,000		3.13	04/15/09	6,875,994
10,440,000		4.00	04/15/10	10,238,946
87,945,000		4.50	02/28/11	87,615,206
1,080,000		4.25	11/15/14	1,053,253

				105,783,399

	TOTAL U.S. GOVERNMENT SECURITIES (Cost $104,415,478)			105,783,399

Shares
REGISTERED INVESTMENT COMPANIES — 6.72%
15,148,244	Dreyfus Government Cash Management Fund			15,148,244
15,148,243	Fidelity U.S. Treasury II Fund			15,148,243

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $30,296,487)			30,296,487

		Value
TOTAL INVESTMENTS (Cost $450,924,303(e)	99.78%	$449,825,689
OTHER ASSETS IN EXCESS OF LIABILITIES	0.22	999,378

NET ASSETS	100.00%	$450,825,067

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $15,375,784 or 3.41% of net assets.
(b)	Variable Rate Security—The rate disclosed is as of September 30, 2006.
(c)	Perpetual Security—Stated maturity is first par call date.
(d)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$2,892,022	$(3,990,636)	$(1,098,614)

ARM—Adjustable Rate Mortgage

LLC— Limited Liability Company

MTN—Medium Term Note

plc—Public Limited Company

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Securities	46.10%	$207,831,091
Corporate Bonds	21.74	97,984,179
Commercial Mortgage-Backed Securities	14.98	67,548,218
Collateralized Mortgage Obligations	8.61	38,803,785
Registered Investment Company	6.72	30,296,487
Asset Backed Securities	1.63	7,361,929

Total Investments	99.78%	$449,825,689
Other Assets in Excess of Liabilities	0.22	999,378

Net Assets	100.00%	$450,825,067

See Notes to Financial Statements.

15

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Intermediate-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 1.77%
$3,500,000	Tulsa County, Oklahoma, Industrial Authority Health Care Revenue Bonds, St. Francis Health System, Series B(a)	3.81%	12/15/27	$3,500,000
3,000,000	University of Delaware Revenue Bonds, Series B, (SPA: Bank of America N.A.)(a)	3.80	11/01/34	3,000,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $6,500,000)			6,500,000

TAX-EXEMPT CASH EQUIVALENT SECURITIES – BACKED BY LETTERS OF CREDIT — 0.54%
2,000,000	Vermont Educational & Health Buildings Financing Agency Revenue Bonds, Brattleboro Memorial Hospital, Series A, (BankNorth N.A.)(a)	3.85	10/01/29	2,000,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES – BACKED BY LETTERS OF CREDIT (Cost $2,000,000)			2,000,000

TAX-EXEMPT SECURITIES — 89.61%
1,000,000	Arkansas State Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer Research Center Project, (AMBAC)(b)	0.00	07/01/23	473,470
4,740,000	California State General Obligation Bonds	5.00	06/01/08	4,861,060
10,000,000	California State General Obligation Bonds	5.00	05/01/13	10,746,300
5,000,000	California State General Obligation Bonds	5.00	08/01/21	5,318,700

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$10,000,000	Colorado Springs, Colorado, Utilities Revenue Bonds, Series A	5.25%	11/15/10	$10,652,900
10,000,000	Dallas, Texas, Water Works & Sewer System Revenue Bonds, (FSA)	5.38	10/01/12	10,937,700
2,820,000	Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (FSA)	5.00	07/01/14	3,035,025
6,200,000	Fairfax County, Virginia, Refunding & Public Improvement General Obligation Bonds, Series A	5.25	04/01/08	6,360,890
10,000,000	Florida State Division Board Finance Department, General Services Revenue Bonds, Department of Environmental Protection- Preservation 2000, Series A, (FSA)	6.00	07/01/13	11,386,200
10,000,000	Florida State Hurricane Catastrophe Fund Finance Corporation Revenue Bonds, Series A	5.00	07/01/10	10,496,200
5,000,000	Fresno, California, Sewer Revenue Bonds, Series A-1, (AMBAC)	5.25	09/01/19	5,604,200
10,000,000	Hawaii State General Obligation Bonds, Series CY, (FSA)	5.50	02/01/12	10,902,600
2,000,000	Illinois State Toll Highway Authority Revenue Bonds, Senior Priority, Series A-1, (FSA)	5.00	01/01/18	2,170,020
5,000,000	Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Clarian Health Obligation Group, Series B	5.00	02/15/22	5,243,600

See Notes to Financial Statements.

16

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$10,375,000	Jackson County, Missouri, Special Obligation Revenue Bonds, Harry S. Truman Sports Complex, (AMBAC)	5.00%	12/01/09	$10,829,736
10,000,000	Jefferson County, Colorado, School District General Obligation Bonds, (MBIA)	6.50	12/15/11	11,367,900
10,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Series B, (MBIA)	5.00	07/01/13	10,862,100
6,070,000	Los Angeles, California, Unified School District General Obligation Bonds, Election of 2004, Series F, (FGIC)	5.00	07/01/18	6,637,424
5,370,000	Massachusetts State Construction Loan General Obligaton Bonds, Series C	5.00	05/01/16	5,865,007
5,040,000	Miami-Dade County, Florida, Transit Sales Surtax Revenue Bonds, (XLCA)	5.00	07/01/19	5,464,217
10,000,000	Michigan State Building Authority Revenue Bonds, Facilities Program, Series I, (FSA)	5.25	10/15/14	10,925,800
5,720,000	Nassau County, New York, Interim Finance Authority Revenue Bonds, Sales Tax Revenue, Series B, (AMBAC)	5.00	11/15/14	6,188,582
10,000,000	New Jersey State General Obligation Bonds, Series D	6.00	02/15/11	10,960,700
10,000,000	New Jersey State Transportation Corporation Certificate Participation, Federal Transportation Administration Grants, Series A, (FGIC)	5.00	09/15/19	10,706,900

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$4,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, (FSA-CR)	5.25%	12/15/22	$4,555,600
9,530,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Grant Anticipation Bonds, Series A, (FGIC)	5.00	06/15/10	9,990,871
12,000,000	New York City, New York, General Obligation Bonds, Series G	5.00	12/01/21	12,707,639
10,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series A, (FSA)	5.38	06/15/16	10,879,500
10,000,000	New York State Dormitory Authority Revenue Bonds, State University Educational Facilities, Series B, (FSA)	5.25	05/15/11	10,717,200
3,000,000	New York State Thruway Authority Revenue Bonds, Highway & Bridge Trust Fund, Series B, (FSA)	5.00	04/01/15	3,275,130
5,070,000	Pennsylvania State, General Obligation Bonds, Series 4	5.00	07/01/09	5,262,863
5,000,000	Puerto Rico Commonwealth Public Improvement General Obligation Bonds, Series B	5.25	07/01/16	5,474,500
10,000,000	Rhode Island State Economic Development Corporation Revenue Bonds, Grant Anticipation Bonds, Series A, (FGIC)	5.00	06/15/17	10,905,900
10,000,000	San Antonio, Texas, Electric & Gas Revenue Bonds	5.00	02/01/17	10,775,000
8,000,000	San Antonio, Texas, Electric & Gas Revenue Bonds, Series A	5.25	02/01/16	8,350,480

See Notes to Financial Statements.

17

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$5,000,000	South Carolina State Highway General Obligation Bonds, Series B	5.00%	04/01/16	$5,315,500
10,000,000	South Carolina State Public Services Authority Revenue Bonds, Series A, (FSA)	5.50	01/01/11	10,728,400
4,815,000	Texas State Public Finance Authority General Obligation Bonds, Series A	5.00	10/01/23	5,091,092
3,500,000	Texas State Transportation Commission Revenue Bonds, First Tier	5.00	04/01/08	3,574,620
6,000,000	Triborough Bridge & Tunnel Authority, New York, Highway Revenue Bonds, Series B	5.00	11/15/20	6,349,020
6,285,000	Virginia State Public School Authority Revenue Bonds, 1997 Resolution, Series C	5.00	08/01/16	6,850,587
10,000,000	Washington State Various Purposes General Obligation Bonds, Series R-03-A, (MBIA)	5.00	01/01/18	10,550,300

	TOTAL TAX-EXEMPT SECURITIES (Cost $322,785,027)			329,351,433

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS — 6.99%
12,000,000	Chicago, Illinois, Public Improvements General Obligation Bonds, (Prerefunded 01/01/08 @ 102)	5.25	01/01/27	12,483,720
7,180,000	Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (Prerefunded 07/01/13 @ 100),	5.00	07/01/14	7,767,611

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS — (continued)
$5,000,000	New York State Tobacco Settlement Asset Securitizaton Corporation Revenue Bonds, Series 1, (Prerefunded 07/15/09 @ 101)	6.38%	07/15/39	$5,420,000

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $25,638,456)			25,671,331

Shares
REGISTERED INVESTMENT COMPANIES — 0.07%
250,967	BlackRock Muni Fund			250,967
1	Dreyfus Tax Exempt Cash Fund			1

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $250,968)			250,968

TOTAL INVESTMENTS (Cost $357,174,451)(c)	98.98%	$363,773,732
OTHER ASSETS IN EXCESS OF LIABILITIES	1.02	3,746,296

NET ASSETS	100.00%	$367,520,028

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2006.
(b)	Zero-Coupon Bond.
(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$6,666,193	$(66,912)	$(6,599,281)

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

FSA-CR—Financial Security Assurance Custodial Receipts

MBIA—Municipal Bond Insurance Association

SPA—Standby Purchase Agreement

XLCA—XL Capital Assurance

See Notes to Financial Statements.

18

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Intermediate-Term Tax-Exempt Fund — (continued)

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2006, approximately 8% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

State Diversification	% of Net Assets	Market Value
New York	15.11%	$55,537,073
California	11.98	44,029,783
Texas	10.54	38,728,892
New Jersey	9.85	36,214,071
Florida	7.44	27,346,617
Colorado	5.99	22,020,800
Michigan	5.91	21,728,436
South Carolina	4.36	16,043,900
Illinois	3.99	14,653,740
Virginia	3.59	13,211,477
Rhode Island	2.97	10,905,900
Hawaii	2.97	10,902,600
Missouri	2.95	10,829,736
Washington	2.87	10,550,300
Massachusetts	1.60	5,865,007
Puerto Rico	1.49	5,474,500
Pennsylvania	1.43	5,262,863
Indiana	1.43	5,243,600
Oklahoma	0.95	3,500,000
Delaware	0.82	3,000,000
Vermont	0.54	2,000,000
Arkansas	0.13	473,470
Registered Investment Company	0.07	250,967

Total Investments	98.98%	$363,773,732
Other Assets in Excess of Liabilities	1.02	3,746,296

Net Assets	100.00%	$367,520,028

See Notes to Financial Statements.

19

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Long-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 6.20%
$2,000,000	Jackson County, Mississippi, Pollution Control Revenue Bonds, Chevron (USA), Inc. Project(a)	3.85%	12/01/16	$2,000,000
2,000,000	University of Delaware Revenue Bonds, Series B, (SPA: Bank of America N.A.)(a)	3.80	11/01/34	2,000,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $4,000,000)			4,000,000

TAX-EXEMPT SECURITIES — 76.69%
2,000,000	Amarillo, Texas, Independent School District General Obligation Bonds, Series A, (PSF-GTD)	5.00	02/01/24	2,090,220
2,065,000	California State General Obligation Bonds	5.00	08/01/21	2,196,623
2,500,000	California Statewide Communities Development Authority Revenue Bonds, Southern California Edison Co., Series A, (XLCA), (Mandatory Put 04/01/13 @ 100)	4.10	04/01/28	2,550,275
2,000,000	Chicago, Illinois, General Obligation Bonds, (FGIC)	5.25	01/01/28	2,087,160
3,000,000	Clark County, Nevada, School District General Obligation Bonds, Series A, (FSA)(b)	5.00	06/15/15	3,248,550
2,500,000	Detroit, Michigan, City School District General Obligation Bonds, School Building & Improvement, Series A, (FSA)	5.00	05/01/17	2,694,950
2,000,000	District Of Columbia, General Obligation Bonds, Series A, (MBIA)	5.25	06/01/27	2,070,100

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$2,000,000	Florida State Hurricane Catastrophe Fund Finance Corporation Revenue Bonds, Series A	5.00%	07/01/10	$2,099,240
2,500,000	Gulf Breeze, Florida, Local Government Revenue Bonds, (FGIC)	5.00	12/01/20	2,672,200
650,000	Indiana Health & Educational Facility Financing Authority Hospital Revenue Bonds, Clarian Health Obligation, Series A	5.00	02/15/39	671,067
3,000,000	Johnson City, Tennessee, Health & Educational Facilities Board Hospital Revenue Bonds, Mountain States Health Alliance, Series A	5.50	07/01/36	3,207,420
1,500,000	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds(c)(d)	5.50	09/01/36	1,573,365
1,000,000	Massachusetts State Construction Loan General Obligaton Bonds, Series C	5.00	05/01/16	1,092,180
2,000,000	Michigan State Hospital Finance Authority Revenue Bonds, Henry Ford Health Systems, Series A	5.25	11/15/32	2,129,080
500,000	New Hampshire Health & Education Facilites Authority Revenue Bonds, The Memorial Hospital	5.25	06/01/36	508,200
1,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, (FSA-CR)	5.25	12/15/22	1,138,900
1,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Systems, Series A	5.25	12/15/20	1,121,630

See Notes to Financial Statements.

20

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Long-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$2,000,000	New York City, New York, General Obligation Bonds, Series M	5.00%	04/01/22	$2,117,680
2,000,000	New York City, New York, Industrial Development Agency Revenue Bonds, Queens Baseball Stadium — Pilot, (AMBAC)	5.00	01/01/46	2,099,640
2,000,000	New York Metropolitan Transportation Authority Revenue Bonds, Series A, (AMBAC)	5.50	11/15/14	2,253,240
2,000,000	New York State Dormitory Authority Revenue Bonds, Non-State Supported Debt, New York University Hospital Center, Series A	5.00	07/10/20	2,063,460
2,000,000	New York State Environmental Facilities Revenue Bonds, Clean Water & Drinking Revolving Foods, 2nd Resolution	5.00	06/15/26	2,123,100
2,500,000	Puerto Rico Commonwealth Public Improvement General Obligation Bonds, Series A	5.25	07/01/30	2,668,750
1,500,000	Rockdale County, Georgia, Water & Sewer Authority Revenue Bonds, (FSA)	5.00	07/01/18	1,625,775
1,250,000	Tennessee Energy Acquisition Corp. Gas Revenue Bonds, Series A	5.25	09/01/26	1,402,338

	TOTAL TAX-EXEMPT SECURITIES (Cost $48,502,566)			49,505,143

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS — 18.70%
3,000,000	Houston, Texas, Water & Sewer System Revenue Bonds, Series A, (FSA) (Prerefunded 12/01/12 @ 100)	5.00	12/01/30	3,218,010

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS — (continued)
$2,000,000	Long Island Power Authority, New York Electric System Revenue Bonds, Series A, (FSA) (Escrowed to Maturity)	5.25%	12/01/14	$2,229,900
3,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Systems, Series C, (Prerefunded 06/15/13 @ 100)	5.50	06/15/23	3,332,580
3,000,000	Pennsylvania State General Obligation Bonds, 2nd Series, (FSA) (Prerefunded 05/01/12 @ 100)	5.50	05/01/16	3,287,100

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $11,744,565)			12,067,590

Shares
REGISTERED INVESTMENT COMPANIES — 0.62%
401,796	BlackRock Muni Fund			401,796
1	Dreyfus Tax Exempt Cash Fund			1

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $401,797)			401,797

TOTAL INVESTMENTS (Cost $64,648,928)(e)	102.21%	$65,974,530
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.21)	(1,427,002)

NET ASSETS	100.00%	$64,547,528

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2006
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $1,573,365 or 2.44% of net assets.
(d)	Represents on illiquid security as of September 30, 2006.

See Notes to Financial Statements.

21

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Long-Term Tax-Exempt Fund — (continued)

(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$1,360,157	$(34,555)	$1,325,602

AMBAC—American Municipal Bond Assurance Corporation

FGIC—Financial Guaranty Insurance Corporation

FSA—Financial Security Assurance

FSA-CR—Financial Security Assurance Custodial Receipts

MBIA—Municipal Bond Insurance Association

PSF-GTD—Public School Fund—Guaranteed

SPA—Standby Purchase Agreement

XLCA—XL Capital Assurance

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2006, approximately 19% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

State Diversification	% of Net Assets	Market Value
New York	19.97%	$12,887,020
New Jersey	8.67	5,593,110
Texas	8.22	5,308,230
Michigan	7.47	4,824,030
Florida	7.39	4,771,440
California	7.35	4,746,898
Tennessee	7.14	4,609,758
Pennsylvania	5.09	3,287,100
Nevada	5.03	3,248,550
Puerto Rico	4.14	2,668,750
Illinois	3.23	2,087,160
District Of Columbia	3.21	2,070,100
Delaware	3.10	2,000,000
Mississippi	3.10	2,000,000
Georgia	2.52	1,625,775
Connecticut	2.44	1,573,365
Massachusetts	1.69	1,092,180
Indiana	1.04	671,067
New Hampshire	0.79	508,200
Registered Investment Company	0.62	401,797

Total Investments	102.21%	$65,974,530
Liabilities in Excess of Other Assets	(2.21)	(1,427,002)

Net Assets	100.00%	$64,547,528

See Notes to Financial Statements.

22

Excelsior Tax-Exempt Fund, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 0.73%
$1,000,000	Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligation, Series 5, (SPA: Bayerische Landesbank)(a)	3.80%	08/01/24	$1,000,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $1,000,000)			1,000,000

TAX-EXEMPT CASH EQUIVALENT SECURITIES – BACKED BY LETTERS OF CREDIT — 6.38%
3,000,000	New York City, New York, General Obligation Bonds, Sub-Series C5, (Bank of New York)(a)	3.69	08/01/20	3,000,000
5,700,000	New York State Metropolitan Transportation Authority Revenue Bonds, Sub-Series G2, (BNP Paribas)(a)	3.77	11/01/26	5,700,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES – BACKED BY LETTERS OF CREDIT (Cost $8,700,000)			8,700,000

TAX-EXEMPT SECURITIES — 78.87%
2,565,000	Babylon, New York, General Obligation Bonds, (AMBAC)	5.00	01/01/13	2,761,043
3,110,000	Monroe County, New York, General Obligation Bonds, (AMBAC)	5.00	06/01/11	3,295,045
8,500,000	Nassau County, New York, Interim Finance Authority, Sales Tax Revenue Bonds, Series H, (AMBAC)	5.25	11/15/15	9,397,004
2,430,000	New York City, New York, General Obligation Bonds, Series G	5.00	12/01/19	2,585,423
850,000	New York City, New York, Industrial Development Agency Revenue Bonds, Queens Baseball Stadium, (AMBAC)	5.00	01/01/19	920,805

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$1,000,000	New York City, New York, Industrial Development Agency Revenue Bonds, Queens Baseball Stadium, (AMBAC)	5.00%	01/01/20	$1,079,810
2,280,000	New York City, New York, Metropolitan Transportation Authority Revenue Bonds, (CIFG)	5.00	11/15/22	2,450,362
5,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series A, (FSA)	5.38	06/15/16	5,439,750
4,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series D	5.13	06/15/19	4,271,800
2,150,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A	5.25	11/01/10	2,289,987
3,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A-1	5.00	11/01/19	3,224,880
2,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series B	5.25	08/01/17	2,175,300
5,000,000	New York State Dormitory Authority Revenue Bonds, New York University, Series A, (AMBAC)	5.75	07/01/12	5,558,300
5,000,000	New York State Dormitory Authority Revenue Bonds, Series A, (AMBAC)	5.25	05/15/16	5,583,400
4,720,000	New York State Dormitory Authority Revenue Bonds, State Personal Income Tax, Series D, (FGIC)	5.00	03/15/09	4,885,719

See Notes to Financial Statements.

23

Excelsior Tax-Exempt Fund, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$3,525,000	New York State Energy Research & Development Authority, Pollution Control Revenue Bonds, Niagara Mohawk Power Project, Series A, (AMBAC)	5.15%	11/01/25	$3,688,525
6,000,000	New York State Environmental Facilties Revenue Bonds, Municipal Water, Project K	5.00	06/15/12	6,444,900
5,000,000	New York State Local Government Assistance Corporation Revenue Bonds, Series A-1, (FSA)	5.00	04/01/12	5,361,400
6,500,000	New York State Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, (MBIA)	5.00	10/15/22	6,947,199
2,500,000	New York State Tollway Authority, Highway & Bridge Trust Fund Revenue Bonds, Series B, (AMBAC)	5.00	04/01/19	2,699,000
2,015,000	New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series B	5.25	11/15/13	2,210,012
670,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC)	5.00	09/15/16	731,017
700,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC)	5.00	09/15/17	759,878
700,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC)	5.00	09/15/19	755,475
810,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC)	5.00	09/15/20	871,665
850,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC)	5.00	09/15/21	912,722

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$895,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC)	5.00%	09/15/22	$957,569
940,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC)	5.00	09/15/23	1,004,992
5,000,000	Puerto Rico Electric Power Authority Revenue Bonds, Series BB, (MBIA)	6.00	07/01/11	5,529,950
1,500,000	Puerto Rico Public Improvement General Obligation Bonds, Series A	5.25	07/01/22	1,624,755
2,000,000	Suffolk County, New York, Public Improvement General Obligation Bonds, Series A, (CIFG)	5.00	05/01/08	2,046,460
3,750,000	Troy, New York, Industrial Development Authority Civic Facility Revenue Bonds, Rensselaer Polytech, Series E, (XLCA), (Mandatory Put 09/01/11 @ 100)	4.05	04/01/37	3,783,150
2,425,000	Yonkers, New York, General Obligation Bonds, Series B, (MBIA),	5.00	08/01/21	2,594,386
2,545,000	Yonkers, New York, General Obligation Bonds, Series B, (MBIA)	5.00	08/01/22	2,716,915

	TOTAL TAX-EXEMPT SECURITIES (Cost $105,815,596)			107,558,598

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS — 14.91%
5,000,000	Long Island Power Authority, New York Electric System Revenue Bonds, Series A, (FSA) (Escrowed to Maturity)	5.25	12/01/14	5,574,750
3,300,000	New York State Metropolitan Transportation Authority Dedicated Tax Revenue Bonds, Series A, (FGIC) (Prerefunded 04/01/2010 @100)	5.88	04/01/21	3,556,608

See Notes to Financial Statements.

24

Excelsior Tax-Exempt Fund, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS — (continued)
$6,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Service Contract, Series 8, (FSA) (Prerefunded 07/01/13 @ 100)	5.38%	07/01/21	$6,643,500
4,210,000	New York State Tobacco Settlement Asset Securitizaton Corporation Revenue Bonds, Series 1, (Prerefunded 07/15/09 @ 101)	6.38	07/15/39	4,563,640

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $20,318,439)			20,338,498

Shares
REGISTERED INVESTMENT COMPANIES — 0.20%
1	Dreyfus New York Tax Exempt Cash Fund			1
271,226	Provident Institutional New York Money Market Fund			271,226

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $271,227)			271,227

TOTAL INVESTMENTS (Cost $136,105,262)(b)	101.09%	$137,868,323
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.09)	(1,479,898)

NET ASSETS	100.00%	$136,388,425

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2006.
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$1,826,647	$(63,586)	$1,763,061

AMBAC—American Municipal Bond Assurance Corp.

CIFG—CDC IXIS Financial Guaranty

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

SPA—Standby Purchase Agreement

XLCA—XL Capital Assurance

Notes

(The following notes have not been audited by Deloitte & Touche LLP):

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2006, approximately 21% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 2006, approximately 95% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	65.94%	$89,934,571
General Obligation Bonds	13.66	18,624,027
Prerefunded	10.82	14,763,748
Backed by Letters of Credit	6.38	8,700,000
Escrowed to Maturity	4.09	5,574,750
Registered Investment Companies	0.20	271,227

Total Investments	101.09%	$137,868,323
Liabilities in Excess of Other Assets	(1.09)	(1,479,898)

Net Assets	100.00%	$136,388,425

See Notes to Financial Statements.

25

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Short-Term Government Securities Fund

Principal Amount		Rate	Maturity Date	Value

ASSET BACKED SECURITIES — 5.00%
$2,000,000	Citibank Credit Card Issuance Trust, 2005-A10 A10(a)	5.34%	12/15/10	$2,000,442
1,100,000	Countrywide Asset Backed Certificates, 2005-13 AF2	5.29	04/25/36	1,095,822
5,000,000	Countrywide Asset Backed Certificates, 2005-4 AF3(a)	4.46	10/25/35	4,938,925
2,240,281	Countrywide Home Equity Loan Trust, 2005-G 2A(a)	5.56	12/15/35	2,241,272
3,683,675	Residential Asset Mortgage Products, Inc., 2004-RS6 AI3	4.54	08/25/28	3,665,894

	TOTAL ASSET BACKED SECURITIES (Cost $14,067,747)			13,942,355

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.25%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 8.44%
5,440,780	Bank of America Mortgage Securities, 2004-B 2A2	4.10	03/25/34	5,334,078
3,072,007	Bank of America Mortgage Securities, 2005-J 2A3	5.10	11/25/35	3,042,364
2,894,874	Bear Stearns ARM, 2004-1 11A3(a)	3.39	04/25/34	2,894,988
2,459,151	Bear Stearns ARM, 2004-9 3A1(a)	5.25	09/25/34	2,452,821
3,335,713	Countrywide Alternative Loan Trust, 2004-16CB 1A2	5.50	07/25/34	3,296,474
2,280,122	IMPAC CMB Trust, 2005-5 A4(a)	5.71	08/25/35	2,266,673
2,316,429	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(a)	4.77	08/25/34	2,293,155
2,000,000	Washington Mutual Mortgage Securities Corp., 2005-AR5 A2(a)	4.67	05/25/35	1,989,140

				23,569,693

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 2.74%
2,519,848	2608 GK	4.50	03/15/17	2,470,989
5,170,151	2836 TA	5.00	10/15/27	5,162,297

				7,633,286

Principal Amount		Rate	Maturity Date	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 4.07%
$7,869,000	1997-M5 C	6.74%	08/25/07	$7,926,268
3,302,646	2002-89 CA	5.00	04/25/16	3,279,721
159,058	2004-W4 A1	2.75	06/25/34	158,519

				11,364,508

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $43,311,688)			42,567,487

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.03%
1,464,546	Greenwich Capital Commercial Funding Corp., 2004-GG1 A2	3.84	06/10/36	1,450,707
1,647,186	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A1	4.33	07/15/42	1,621,898
2,624,499	Mortgage Capital Funding, Inc., 2005-HQ5 A1	4.52	01/14/42	2,593,380

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,756,744)			5,665,985

U.S. GOVERNMENT AGENCY BONDS & NOTES — 25.89%
	FANNIE MAE — 7.34%
2,100,000		3.55	01/17/08	2,060,820
19,000,000		3.25	08/15/08	18,417,783

				20,478,603

	FEDERAL HOME LOAN BANK — 14.80%
2,500,000		5.33	06/15/07	2,499,653
11,500,000		3.38	09/14/07	11,318,588
9,425,000		4.63	02/08/08	9,373,238
2,500,000		3.88	02/15/08	2,461,765
13,500,000		3.63	09/15/08	13,162,959
2,480,000		5.19	02/22/10	2,472,314

				41,288,517

	FREDDIE MAC — 3.75%
10,500,000		5.14	10/17/06	10,474,509

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $72,403,348)			72,241,629

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 30.95%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 10.85%
974,164	Pool # 1B2846 ARM(a)	4.95	04/01/35	965,478
3,970,663	Pool # 1G0688 ARM(a)	5.73	01/01/36	3,968,048

See Notes to Financial Statements.

26

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Short-Term Government Securities Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	FEDERAL HOME LOAN MORTGAGE CORPORATION — (continued)
$166,542	Pool # 1G1026 ARM(a)	5.92%	07/01/36	$166,986
8,851,190	Pool # 782645 ARM(a)	5.44	02/01/36	8,846,454
4,298,844	Pool # 847248 ARM(a)	3.76	03/01/34	4,344,311
486,728	Pool # C68593	7.00	11/01/28	502,301
159,807	Pool # G18114	5.50	05/01/21	159,712
9,524,995	Pool # J00617	5.50	12/01/20	9,519,346
153,010	Pool # J01619	5.50	04/01/21	152,919
1,648,928	Pool # J01743	5.50	05/01/21	1,647,951

				30,273,506

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 9.45%
790,087	Pool # 323572	7.50	01/01/29	820,653
2,711,420	Pool # 375575	6.60	12/01/07	2,722,642
18,946	Pool # 517390	8.00	11/01/11	19,499
295,176	Pool # 535981	8.00	01/01/16	309,258
110,499	Pool # 545362 ARM(a)	6.01	12/01/31	110,897
1,803,016	Pool # 634195	7.50	10/01/28	1,872,769
3,625,929	Pool # 693018 ARM(a)	4.39	06/01/33	3,603,889
2,896,752	Pool # 766684 ARM(a)	4.41	03/01/34	2,852,778
3,573,144	Pool # 770870 ARM(a)	4.29	04/01/34	3,506,071
2,577,742	Pool # 780840	4.50	06/01/34	2,540,902
3,451,116	Pool # 784134 ARM(a)	5.44	10/01/35	3,414,155
4,105,274	Pool # 786076 ARM(a)	4.77	07/01/34	4,066,456
6,829,351	Pool # 786423 ARM(a)	4.61	07/01/34	6,760,594
3,474,844	Pool # 805386 ARM(a)	4.87	01/01/35	3,435,869
5,190,970	Pool # 840579	5.00	10/01/20	5,102,282
190,644	Pool # 892882 ARM(a)	5.87	07/01/36	191,487
12,760,000	TBA	6.00	10/25/21	12,951,399

				54,281,600

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.65%
247,256	Pool # 780240	8.50	09/15/09	248,498
46,008	Pool # 780752	8.50	04/15/10	46,068
509,845	Pool # 781036	8.00	10/15/17	536,129
398,740	Pool # 781181	9.00	12/15/09	408,139

Principal Amount		Rate	Maturity Date	Value
U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — (continued)
$134,444	Pool # 80385 ARM(a)	5.25%	03/20/30	$134,881
432,338	Pool # 8378 ARM(a)	4.75	07/20/18	435,320

				1,809,035

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $87,110,435)			86,364,141

U.S. GOVERNMENT SECURITIES — 24.27%
	U.S. TREASURY NOTES — 24.27%
11,900,000		4.88	04/30/08	11,917,196
23,175,000	(b)	4.88	05/31/08	23,218,453
14,400,000		5.13	06/30/08	14,492,246
10,000,000		5.00	07/31/08	10,046,880
8,000,000		4.88	08/15/09	8,054,376

				67,729,151

	TOTAL U.S. GOVERNMENT SECURITIES (Cost $67,442,566)			67,729,151

Shares
REGISTERED INVESTMENT COMPANIES — 0.48%
675,497	Dreyfus Government Cash Management Fund			675,497
675,499	Fidelity U.S. Treasury II Fund			675,499
	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $1,350,996)			1,350,996

TOTAL INVESTMENTS (Cost $291,443,524)(c)	103.87%	$289,861,744
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.87)	(10,799,018)

NET ASSETS	100.00%	$279,062,726

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2006.
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$679,642	$(2,261,422)	$(1,581,780)

ARM—Adjustable Rate Mortgage

Discount Note—The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.

See Notes to Financial Statements.

27

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Short-Term Government Securities Fund — (continued)

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Securities	81.11%	$226,334,921
Collateralized Mortgage Obligations	15.25	42,567,487
Commercial Mortgage-Backed Securities	2.03	5,665,985
Asset Backed Securities	5.00	13,942,355
Registered Investment Company	0.48	1,350,996

Total Investments	103.87%	$289,861,744
Other Assets in Excess of Liabilities	(3.87)	(10,799,018)

Net Assets	100.00%	$279,062,726

See Notes to Financial Statements.

28

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Short-Term Tax-Exempt Securities Fund

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 6.99%
$1,000,000	Illinois Health Facilities Authority, Health Care Revenue Bonds, (FSA)(a)	3.73%	05/15/29	$1,000,000
2,500,000	Lincoln County, Wyoming, Pollution Control Revenue Bonds, Exxon Project(a)	3.75	08/15/15	2,500,000
4,795,000	New Jersey State Economic Development Authority Revenue Bonds, Floating Rate Certificates, Series 980(a)(b)	4.14	06/15/34	4,795,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $8,295,000)			8,295,000

TAX-EXEMPT CASH EQUIVALENT SECURITIES – BACKED BY LETTERS OF CREDIT — 2.11%
2,500,000	Farmington, New Mexico, Pollution Control Public Service Revenue Bonds, Series B, (Barclays Bank plc)(a)	3.85	09/01/24	2,500,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES – BACKED BY LETTERS OF CREDIT (Cost $2,500,000)			2,500,000

TAX-EXEMPT SECURITIES — 77.06%
6,000,000	California State General Obligation Bonds	5.00	06/01/08	6,153,240
4,070,000	Clark County, Nevada, School District General Obligation Bonds, Series A, (FSA)	5.50	06/15/07	4,125,067
5,000,000	Fairfax County, Virginia, Refunding & Public Improvement General Obligation Bonds, Series A	5.25	04/01/08	5,129,750
3,850,000	Jacksonville, Florida, Electric Authority Revenue Bonds, Series 18,	5.00	10/01/08	3,952,680
3,000,000	Jacksonville, Florida, Electric Authority Revenue Bonds, Series 21, (MBIA)	5.00	10/01/11	3,187,500
4,000,000	Massachusetts State General Obligation Bonds, Series A, (MBIA)	5.50	02/01/11	4,305,000

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$5,035,000	Memphis, Tennessee, General Obligation Bonds, Series B, (MBIA)	5.00%	11/01/08	$5,185,798
2,000,000	Montgomery County, Texas, General Obligation Bonds, Series B, (FSA)	5.00	03/01/28	2,049,640
2,500,000	Montgomery County, Texas, General Obligation Bonds, Series B, (FSA)	5.00	03/01/29	2,615,325
7,405,000	New Jersey Economic Development Authority Revenue Bonds, Series F	5.00	06/15/07	7,476,902
1,030,000	New York City, New York, General Obligation Bonds, Series C	5.25	08/01/09	1,074,362
6,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Series H	5.25	11/15/10	6,363,420
1,500,000	New York State Tollway Authority, General Highway & Bridge Trust Fund Revenue Bonds, Series A	4.00	04/01/08	1,510,365
5,000,000	New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (MBIA-IBC-BNY)	6.00	01/01/11	5,480,200
5,000,000	New York State Urban Development Corporation, Correctional & Youth Facilities Revenue Bonds, Series A, (Mandatory Put 01/01/09 @ 100)(c)	5.25	01/01/21	5,167,150
1,250,000	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series A	5.00	07/01/11	1,308,925
3,000,000	Reedy Creek, Florida, Improvement District Utilities Revenue Bonds, Series 2, (MBIA)	5.25	10/01/10	3,188,250
5,000,000	San Antonio, Texas, Electric & Gas Systems Revenue Bonds, Series A	5.00	02/01/10	5,228,450

See Notes to Financial Statements.

29

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Short-Term Tax-Exempt Securities Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$3,995,000	South Carolina Transportation Infrastructure, Bank Revenue Bonds, Series A, (AMBAC)	5.00%	10/01/09	$4,161,472
7,000,000	Southeastern Virginia Public Services Authority Revenue Bonds, Series A, (MBIA)	5.25	07/01/10	7,430,779
3,750,000	Tennessee Energy Aquisition Corporation Gas Revenue Bonds, Series A	5.00	09/01/09	3,877,913
2,500,000	Troy, New York, Industrial Development Authority Civic Facility Revenue Bonds, Rensselaer Polytech, Series E, (XLCA), (Mandatory Put 09/01/11 @ 100)	4.05	04/01/37	2,522,100

	TOTAL TAX-EXEMPT SECURITIES (Cost $91,434,843)			91,494,288

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS — 15.24%
4,565,000	Chicago, Illinois, Sales Tax Revenue Bonds, (FGIC) (Prerefunded 01/01/09 @ 101)	5.38	01/01/30	4,787,955
595,000	New Jersey Economic Development Authority Revenue Bonds, Series F (Escrowed to Maturity)	5.00	06/15/07	600,980
4,030,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A, (Escrowed to Maturity)	5.00	11/01/07	4,096,535
4,000,000	Oklahoma State Industries Authority, Health System Revenue Bonds, Series A, (MBIA) (Prerefunded 08/15/09 @ 101)	5.75	08/15/29	4,265,720
4,000,000	University of Washington, Student Facilities Revenue Bonds, (FSA) (Prerefunded 06/01/10 @ 101)	5.75	06/01/25	4,335,800

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $18,150,438)			18,086,990

Shares		Value
REGISTERED INVESTMENT COMPANIES — 0.11%
129,409	BlackRock Muni Fund	$129,409
1	Dreyfus Tax Exempt Cash Fund	1

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $129,410)	129,410

TOTAL INVESTMENTS (Cost $120,509,691)(d)	101.51%	$120,505,688
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.51)	(1,787,251)

NET ASSETS	100.00%	$118,718,437

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2006.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $4,795,000 or 4.04% of net assets.
(c)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$215,935	$(219,938)	$(4,003)

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

plc—Public Limited Company

XLCA—XL Capital Assurance

Notes (The following notes have not been audited by Deloitte & Touche LLP):

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2006, approximately 17% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

See Notes to Financial Statements.

30

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Short-Term Tax-Exempt Securities Fund — (continued)

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

State Diversification	% of Net Assets	Market Value
New York	25.56%	$30,339,199
New Jersey	10.84	12,872,882
Virginia	10.58	12,560,530
Florida	8.70	10,328,429
Texas	8.33	9,893,415
Tennessee	7.63	9,063,711
California	5.18	6,153,240
Illinois	4.88	5,787,955
Washington	3.65	4,335,800
Massachusetts	3.63	4,305,000
Oklahoma	3.59	4,265,720
South Carolina	3.51	4,161,472
New Mexico	2.11	2,500,000
Wyoming	2.11	2,500,000
Puerto Rico	1.10	1,308,925
Registered Investment Company	0.11	129,410

Total Investments	101.51%	$120,505,688
Liabilities in Excess of Other Assets	(1.51)	(1,787,251)

Net Assets	100.00%	$118,718,437

See Notes to Financial Statements.

31

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2006 (Unaudited)

	California Short-Intermediate Term Tax-Exempt Income Fund	Core Bond Fund	High Yield Fund	Intermediate- Term Bond Fund
ASSETS:
Investments, at cost — see accompanying portfolios	$62,147,464	$547,548,237	$116,045,884	$450,924,303

Investments, at value (Note 1)	$62,247,467	$547,571,113	$113,268,695	$449,825,689
Cash	—	—	1,174,118	1
Interest receivable	827,400	4,083,679	2,298,427	3,178,616
Receivable for investments sold	—	518,563	—	2,472,445
Receivable for fund shares sold	130,000	302,585	9,948	2,734,573
Prepaid expenses	602	3,761	1,972	2,010

Total Assets	63,205,469	552,479,701	116,753,160	458,213,334
LIABILITIES:
Payable for dividends declared	116,983	705,923	589,968	1,391,663
Payable for investments purchased	—	15,795,368	502,263	5,271,573
Cash overdraft	1	38,388	—	—
Payable for fund shares redeemed	43,584	619,400	116,612	376,404
Investment advisory fees payable (Note 2)	—	174,116	51,085	112,795
Administration fees payable (Note 2)	7,281	66,492	14,477	55,404
Distribution and shareholder servicing fees payable (Note 2)	11,188	55,641	22,958	67,306
Directors’/Trustees’ fees and expenses payable (Note 2)	591	4,835	1,242	4,099
Accrued expenses and other payables	26,287	150,273	2,896	109,023

Total Liabilities	205,915	17,610,436	1,301,501	7,388,267

NET ASSETS	$62,999,554	$534,869,265	$115,451,659	$450,825,067

NET ASSETS consist of:
Undistributed (distributions in excess of) net investment income	$502	$(36,576)	$(672,256)	$20,478
Accumulated net realized gain (loss) on investments	260,253	(2,707,911)	(65,154,022)	(5,187,380)
Unrealized appreciation (depreciation) of investments	100,003	22,876	(2,777,189)	(1,098,614)
Par value (Note 5)	8,736	59,782	256	63,706
Paid in capital in excess of par value	62,630,060	537,531,094	184,054,870	457,026,877

Net Assets	$62,999,554	$534,869,265	$115,451,659	$450,825,067

Net Assets:
Shares	$62,999,554	$294,034,174	$108,271,683	$450,825,067
Institutional Shares	—	240,834,044	7,179,976	—
Retirement Shares	—	1,047	—	—
Shares outstanding (Note 5):
Shares	8,735,868	32,868,586	24,051,925	63,706,426
Institutional Shares	—	26,913,157	1,595,887	—
Retirement Shares	—	117	—	—
NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding)
Shares	$7.21	$8.95	$4.50	$7.08

Institutional Shares	—	$8.95	$4.50	—

Retirement Shares	—	$8.95	—	—

(a)	Due to rounding net assets divided by shares outstanding does not equal the net asset value per share.

See Notes to Financial Statements.

32

Intermediate-Term Tax-Exempt Fund	Long-Term Tax-Exempt Fund	New York Intermediate-Term Tax-Exempt Fund	Short-Term Government Securities Fund	Short-Term Tax-Exempt Securities Fund

$357,174,451	$64,648,928	$136,105,262	$291,443,524	$120,509,691

$363,773,732	$65,974,530	$137,868,323	$289,861,744	$120,505,688
—	449	1	—	—
4,953,682	841,561	1,858,013	1,690,310	1,708,755
—	—	—	139,211	1,400,289
180,892	9,000	458,960	1,327,835	302,435
2,148	415	3,699	4,020	3,319

368,910,454	66,825,955	140,188,996	293,023,120	123,920,486

915,332	145,908	297,561	689,340	255,068
—	2,054,180	3,353,002	12,793,894	4,852,566
—	—	—	—	—
196,931	4,933	32,180	177,245	3,530
61,901	14,272	36,636	62,885	11,708
45,798	8,044	16,891	35,049	14,863
74,694	15,978	26,993	76,132	3,869
3,332	540	1,228	2,860	1,167
92,438	34,572	36,080	122,989	59,278

1,390,426	2,278,427	3,800,571	13,960,394	5,202,049

$367,520,028	$64,547,528	$136,388,425	$279,062,726	$118,718,437

—	$1,402	$(13)	$(949,425)	$10
$(893,841)	198,923	(1,078,864)	(13,902,066)	(2,774,082)
6,599,281	1,325,602	1,763,061	(1,581,780)	(4,003)
39,135	6,326	15,756	40,139	16,691
361,775,453	63,015,275	135,688,485	295,455,858	121,479,821

$367,520,028	$64,547,528	$136,388,425	$279,062,726	$118,718,437

$367,520,028	$64,547,528	$136,388,425	$279,062,726	$118,718,437
—	—	—	—	—
—	—	—	—	—

39,135,177	6,326,039	15,756,196	40,139,244	16,690,830
—	—	—	—	—
—	—	—	—	—

$9.39	$10.20	$8.66	$6.95	$7.11

—	—	—	—	—

—	—	—	—	—

See Notes to Financial Statements.

33

Excelsior Funds

Statements of Operations

For the Six Months Ended September 30, 2006 (Unaudited)

	California Short-Intermediate Term Tax-Exempt Income Fund	Core Bond Fund	High Yield Fund	Intermediate- Term Bond Fund
INVESTMENT INCOME:
Interest income	$1,142,798	$7,470,573	$5,152,241	$10,793,283
Dividend income	29,253	425,644	—	402,911

Total Income	1,172,051	7,896,217	5,152,241	11,196,194
EXPENSES:
Investment advisory fees (Note 2)	160,665	1,128,773	520,431	768,845
Administration fees (Note 2)	48,498	228,037	98,184	331,544
Shareholder servicing fees — Shares (Note 2)	80,333	362,523	150,725	549,176
Distribution and shareholder servicing fees — Retirement Shares (Note 2)	—	4	—	—
Legal and audit fees	8,997	17,328	9,675	13,220
Custodian fees	2,010	11,425	3,253	11,980
Transfer agent fees	7,637	81,331	18,622	15,946
Directors’/Trustees’ fees and expenses (Note 2)	1,184	5,295	2,599	8,046
Miscellaneous expenses	19,909	52,763	36,116	48,242

Total Expenses	329,233	1,887,479	839,605	1,746,999
Fees waived and reimbursed by:
Investment Adviser (Note 2)	(160,665)	(542,866)	(168,449)	(99,467)
Administrator (Note 2)	(7,903)	—	—	—

Net Expenses	160,665	1,344,613	671,156	1,647,532

NET INVESTMENT INCOME	1,011,386	6,551,604	4,481,085	9,548,662

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on security transactions	46,002	(2,178,812)	46,550	(3,016,366)
Change in unrealized appreciation (depreciation) of investments during the period	451,773	4,285,217	(977,931)	7,066,501

Net realized and unrealized gain (loss) on investments	497,775	2,106,405	(931,381)	4,050,135

Net increase in net assets resulting from operations	$1,509,161	$8,658,009	$3,549,704	$13,598,797

See Notes to Financial Statements.

34

Intermediate- Term Tax-Exempt Fund	Long-Term Tax-Exempt Fund	New York Intermediate- Term Tax-Exempt Fund	Short-Term Government Securities Fund	Short-Term Tax-Exempt Securities Fund

$7,179,802	$1,295,523	$2,567,584	$6,048,981	$2,141,528
36,166	10,365	25,690	35,408	17,467

7,215,968	1,305,888	2,593,274	6,084,389	2,158,995

629,012	154,499	331,970	455,364	187,207
271,245	46,636	100,207	229,089	94,182
449,295	71,843	165,985	379,468	156,005
—	—	—	—	—
12,373	9,556	9,876	11,234	9,461
8,987	4,307	5,444	15,631	4,850
11,989	13,169	8,548	58,524	8,512
6,522	1,098	2,416	5,953	2,379
45,009	22,244	24,330	40,908	26,332

1,434,432	323,352	648,776	1,196,171	488,928

(266,234)	(76,154)	(117,616)	(57,764)	(114,515)
—	—	—	—	—

1,168,198	247,198	531,160	1,138,407	374,413

6,047,770	1,058,690	2,062,114	4,945,982	1,784,582

(1,624,471)	(193,571)	(554,339)	(1,402,199)	(132,202)

5,807,249	1,283,978	2,299,682	3,703,038	659,621

4,182,778	1,090,407	1,745,343	2,300,839	527,419

$10,230,548	$2,149,097	$3,807,457	$7,246,821	$2,312,001

See Notes to Financial Statements.

35

Excelsior Funds

Statements of Changes in Net Assets

	California Short-Intermediate Term Tax-Exempt Income Fund		Core Bond Fund
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Net investment income	$1,011,386	$2,060,305	$6,551,604	$10,061,835
Net realized gain (loss) on security transactions	46,002	215,226	(2,178,812)	1,284,930
Change in unrealized appreciation (depreciation) of investments during the period	451,773	(1,292,978)	4,285,217	(7,274,735)

Net increase in net assets resulting from operations	1,509,161	982,553	8,658,009	4,072,030

Ditributions to shareholders:
From net investment income
Shares	(1,011,376)	(2,061,472)	(6,308,403)	(10,218,978)
Institutional Shares	—	—	(282,164)	(6,254)
Retirement Shares	—	—	(20)	(38)
From net realized gain on investments
Shares	—	—	—	(3,571,500)
Institutional Shares	—	—	—	(13)
Retirement Shares	—	—	—	(13)
From tax return of capital
Shares	—	—	—	—
Institutional Shares	—	—	—	—

Total distributions	(1,011,376)	(2,061,472)	(6,590,587)	(13,796,796)

Increase (decrease) in net assets from fund share transactions (Note 5)	(3,853,394)	4,484,991	249,785,918	80,807,705
Net increase (decrease) in net assets	(3,355,609)	3,406,072	251,853,340	71,082,939

NET ASSETS:
Beginning of period	66,355,163	62,949,091	283,015,925	211,932,986

End of period(1)	$62,999,554	$66,355,163	$534,869,265	$283,015,925

(1) Including undistributed (distributions in excess of) net investment income	$502	$492	$(36,576)	$2,407

See Notes to Financial Statements.

36

High Yield Fund		Intermediate-Term Bond Fund		Intermediate-Term Tax-Exempt Fund
Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
$4,481,085	$11,285,812	$9,548,662	$16,340,106	$6,047,770	$10,941,942
46,550	(4,085,478)	(3,016,366)	(1,475,445)	(1,624,471)	730,630
(977,931)	(1,518,767)	7,066,501	(6,389,324)	5,807,249	(5,288,523)

3,549,704	5,681,567	13,598,797	8,475,337	10,230,548	6,384,049

(4,125,211)	(9,681,268)	(9,517,332)	(17,107,462)	(6,047,985)	(10,946,366)
(336,637)	(1,002,532)	—	—	—	—
—	—	—	—	—	—

—	—	—	(1,062,921)	—	(367,682)
—	—	—	—	—	—
—	—	—	—	—	—

—	(325,252)	—	—	—	—
—	(28,599)	—	—	—	—

(4,461,848)	(11,037,651)	(9,517,332)	(18,170,383)	(6,047,985)	(11,314,048)

(32,672,036)	(15,055,145)	9,670,896	36,375,391	10,641,709	8,085,957
(33,584,180)	(20,411,229)	13,752,361	26,680,345	14,824,272	3,155,958

149,035,839	169,447,068	437,072,706	410,392,361	352,695,756	349,539,798

$115,451,659	$149,035,839	$450,825,067	$437,072,706	$367,520,028	$352,695,756

$(672,256)	$(691,493)	$20,478	$(10,852)	$—	$215

See Notes to Financial Statements.

37

Excelsior Funds

Statements of Changes in Net Assets

	Long-Term Tax-Exempt Fund		New York Intermediate-Term Tax-Exempt Fund
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Net investment income	$1,058,690	$1,851,030	$2,062,114	$3,694,401
Net realized gain (loss) on security transactions	(193,571)	654,816	(554,339)	(524,525)
Change in unrealized appreciation (depreciation) of investments during the period	1,283,978	(820,799)	2,299,682	(227,681)

Net increase in net assets resulting from operations	2,149,097	1,685,047	3,807,457	2,942,195

Ditributions to shareholders:
From net investment income
Shares	(1,058,689)	(1,851,155)	(2,062,248)	(3,697,161)
From net realized gain on investments
Shares	—	—	—	(1,825,117)

Total distributions	(1,058,689)	(1,851,155)	(2,062,248)	(5,522,278)

Increase (decrease) in net assets from fund share transactions (Note 5)	2,199,876	(1,393,785)	3,617,215	(4,646,822)

Net increase (decrease) in net assets	3,290,284	(1,559,893)	5,362,424	(7,226,905)

NET ASSETS:
Beginning of period	61,257,244	62,817,137	131,026,001	138,252,906

End of period(1)	$64,547,528	$61,257,244	$136,388,425	$131,026,001

(1) Including undistributed (distributions in excess of) net investment income	$1,402	$1,401	$(13)	$121

See Notes to Financial Statements.

38

Short-Term Government Securities Fund		Short-Term Tax-Exempt Securities Fund
Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
$4,945,982	$10,630,035	$1,784,582	$3,454,819
(1,402,199)	(2,723,414)	(132,202)	(2,252,492)
3,703,038	503,856	659,621	1,341,352

7,246,821	8,410,477	2,312,001	2,543,679

(5,866,071)	(13,063,721)	(1,784,572)	(3,460,145)

—	—	—	—

(5,866,071)	(13,063,721)	(1,784,572)	(3,460,145)

(61,484,838)	(58,697,749)	(15,020,471)	(104,932,090)

(60,104,088)	(63,350,993)	(14,493,042)	(105,848,556)

339,166,814	402,517,807	133,211,479	239,060,035

$279,062,726	$339,166,814	$118,718,437	$133,211,479

$(949,425)	$(29,336)	$10	$—

See Notes to Financial Statements.

39

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income		Distributions From Net Realized Gain on Investments
CALIFORNIA SHORT-INTERMEDIATE TERM TAX-EXEMPT INCOME FUND — (10/01/96*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$7.16	$0.11	(2)	$0.05	(2)	$0.16	$(0.11)		—
Year Ended March 31,
2006	7.27	0.23	(2)	(0.11	)(2)	0.12	(0.23)		—
2005	7.49	0.23	(2)	(0.22	)(2)	0.01	(0.23)		—
2004	7.49	0.24		—		0.24	(0.24)		—
2003	7.27	0.25		0.22		0.47	(0.25)		— (5)
2002	7.30	0.26		(0.02)		0.24	(0.26)		$(0.01)
CORE BOND FUND — (01/09/86*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$8.84	$0.19	(2)	$0.11	(2)	$0.30	$(0.19)		—
Year Ended March 31,
2006	9.15	0.37	(2)	(0.18	)(2)	0.19	(0.38)		$(0.12)
2005	9.43	0.37	(2)	(0.23	)(2)	0.14	(0.37)		(0.05)
2004	9.43	0.38		0.14		0.52	(0.38)		(0.14)
2003	8.95	0.47		0.50		0.97	(0.48)		(0.01)
2002	9.11	0.49		(0.10)		0.39	(0.50)		(0.05)
HIGH YIELD FUND — (10/31/00*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$4.53	$0.16	(2)	$(0.04	)(2)	$0.12	$(0.15)		—
Year Ended March 31,
2006	4.67	0.31	(2)	(0.14	)(2)	0.17	(0.31	)(6)	—
2005	4.71	0.34	(2)	(0.08	)(2)	0.26	(0.30)		—
2004	3.99	0.35	(2)	0.71	(2)	1.06	(0.34	)(7)	—
2003	6.20	0.88	(2)	(1.54	)(2)	(0.66)	(1.55	)(8)	—
2002	7.26	1.08		(1.01)		0.07	(1.09)		$(0.04)
INTERMEDIATE-TERM BOND FUND — (12/31/92*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$7.01	$0.15	(2)	$0.07	(2)	$0.22	$(0.15)		—
Year Ended March 31,
2006	7.16	0.27	(2)	(0.12	)(2)	0.15	(0.28)		$(0.02)
2005	7.40	0.26	(2)	(0.22	)(2)	0.03	(0.26)		(0.01)
2004	7.39	0.26		0.11		0.37	(0.26)		(0.10)
2003	7.10	0.37		0.36		0.73	(0.40)		(0.04)
2002	7.18	0.39		(0.06)		0.33	(0.39)		(0.02)
INTERMEDIATE-TERM TAX-EXEMPT FUND — (12/03/85*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$9.29	$0.16	(2)	$0.10	(2)	$0.26	$(0.16)		—
Year Ended March 31,
2006	9.41	0.29	(2)	(0.11	)(2)	0.18	(0.29)		$(0.01)
2005	9.69	0.26	(2)	(0.24	)(2)	0.02	(0.26)		(0.04)
2004	9.88	0.26		0.15		0.41	(0.26)		(0.34)
2003	9.39	0.31		0.55		0.86	(0.31)		(0.06)
2002	9.57	0.35		(0.12)		0.23	(0.35)		(0.06)
*	Commencement of operations.
(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes, per share amounts are based on average shares outstanding.
(3)	Not annualized
(4)	Annualized
(5)	Amount represents less than $0.01 per share.
(6)	Includes a tax return of capital of $(0.01).
(7)	Includes a tax return of capital of $(0.08).
(8)	Includes a tax return of capital of $(0.51).

See Notes to Financial Statements.

40

Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.11)	$7.21	2.30	%(3)	$63,000	0.50	%(4)	1.02	%(4)	3.15	%(4)	7%

(0.23)	7.16	1.60%		66,355	0.50%		1.03%		3.11%		48%
(0.23)	7.27	0.20%		62,949	0.50%		1.05%		3.18%		10%
(0.24)	7.49	3.19%		66,894	0.50%		0.90%		3.14%		15%
(0.25)	7.49	6.59%		66,194	0.46%		0.50%		3.36%		9%
(0.27)	7.27	3.32%		58,230	0.50%		0.87%		3.55%		4%

$(0.19)	$8.95	3.47	%(3)	$294,034	0.90	%(4)	1.26	%(4)	4.34	%(4)	40%

(0.50)	8.84	2.00%		281,767	0.90%		1.30%		4.05%		95%
(0.42)	9.15	1.55%		211,932	0.90%		1.27%		3.99%		90%
(0.52)	9.43	5.74%		269,027	0.87%		1.11%		4.06%		84%
(0.49)	9.43	11.07%		293,182	0.84%		0.95%		5.10%		120%
(0.55)	8.95	4.34%		247,804	0.87%		1.04%		5.39%		129%

$(0.15)	$4.50	2.81	%(3)	$108,272	1.05	%(4)	1.31	%(4)	6.87	%(4)	21%

(0.31)	4.53	3.72%		136,991	1.05%		1.29%		6.84%		62%
(0.30)	4.67	5.54%		156,139	1.04%		1.30%		6.50%		70%
(0.34)	4.71	27.45%		151,476	1.05%		1.36%		7.79%		170%
(1.55)	3.99	(10.49)%		131,342	1.08%		1.35%		18.06%		153%
(1.13)	6.20	1.27%		172,890	1.03%		1.35%		17.56%		310%

$(0.15)	$7.08	3.21	%(3)	$450,825	0.75	%(4)	0.80	%(4)	4.35	%(4)	45%

(0.30)	7.01	2.06%		437,073	0.72%		0.81%		3.74%		75%
(0.27)	7.16	0.45%		410,392	0.60%		0.81%		3.53%		59%
(0.36)	7.40	5.25%		413,267	0.56%		0.69%		3.56%		85%
(0.44)	7.39	10.50%		404,627	0.53%		0.69%		4.56%		98%
(0.41)	7.10	4.60%		273,267	0.52%		0.69%		5.47%		117%

$(0.16)	$9.39	2.79	%(3)	$367,520	0.65	%(4)	0.80	%(4)	3.37	%(4)	23%

(0.30)	9.29	1.93%		352,696	0.65%		0.80%		3.09%		69%
(0.30)	9.41	0.20%		349,540	0.65%		0.81%		2.69%		0%
(0.60)	9.69	4.19%		387,624	0.56%		0.63%		2.60%		31%
(0.37)	9.88	9.31%		407,102	0.51%		0.59%		3.15%		48%
(0.41)	9.39	2.41%		370,018	0.52%		0.64%		3.67%		67%

See Notes to Financial Statements.

41

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
LONG-TERM TAX-EXEMPT FUND — (02/05/86*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$10.03	$0.17	(2)	$0.17	(2)	$0.34	$(0.17)	—
Year Ended March 31,
2006	10.07	0.31	(2)	(0.04	)(2)	0.27	(0.31)	—
2005	10.08	0.27	(2)	(0.01	)(2)	0.27	(0.28)	—
2004	9.95	0.26		0.13		0.39	(0.26)	—
2003	9.48	0.29		0.47		0.76	(0.29)	—
2002	9.62	0.36		(0.14)		0.22	(0.36)	—
NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND — (05/31/90*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$8.55	$0.13	(2)	$0.11	(2)	$0.24	$(0.13)	—
Year Ended March 31,
2006	8.71	0.24	(2)	(0.04	)(2)	0.20	(0.24)	$(0.12)
2005	8.97	0.22	(2)	(0.17	)(2)	0.05	(0.22)	(0.09)
2004	9.12	0.22		0.14		0.36	(0.22)	(0.29)
2003	8.74	0.27		0.51		0.78	(0.27)	(0.13)
2002	8.83	0.31		(0.09)		0.22	(0.31)	—
SHORT-TERM GOVERNMENT SECURITIES FUND — (12/31/92*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$6.92	$0.11	(2)	$0.05	(2)	$0.16	$(0.13)	—
Year Ended March 31,
2006	7.00	0.20	(2)	(0.04	)(2)	0.16	(0.24)	—
2005	7.22	0.18	(2)	0.18	(2)	—	(0.22)	—
2004	7.31	0.16		(0.03)		0.13	(0.20)	$(0.02)
2003	7.11	0.26		0.25		0.51	(0.26)	(0.05)
2002	7.09	0.33		0.05		0.38	(0.34)	(0.02)
SHORT-TERM TAX-EXEMPT SECURITIES FUND — (12/31/92*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$7.08	$0.10	(2)	$0.03	(2)	$0.13	$(0.10)	—
Year Ended March 31,
2006	7.13	0.14	(2)	(0.05	)(2)	0.09	(0.14)	—
2005	7.22	0.09	(2)	(0.09	)(2)	—	(0.09)	— (5)
2004	7.20	0.08		0.02		0.10	(0.08)	—
2003	7.17	0.12		0.03		0.15	(0.12)	—
2002	7.15	0.20		0.03		0.23	(0.20)	$(0.01)
*	Commencement of operations.
(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes, per share amounts are based on average shares outstanding.
(3)	Not annualized
(4)	Annualized
(5)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

42

Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.17)	$10.20	3.45	%(3)	$64,548	0.80	%(4)	1.05	%(4)	3.43	%(4)	63%

(0.31)	10.03	2.64%		61,257	0.80%		1.02%		3.01%		88%
(0.28)	10.07	2.68%		62,817	0.80%		1.05%		2.74%		87%
(0.26)	10.08	4.01%		72,783	0.73%		0.80%		2.64%		111%
(0.29)	9.95	8.12%		94,965	0.70%		0.77%		2.99%		51%
(0.36)	9.48	2.29%		115,178	0.72%		0.82%		3.66%		35%

$(0.13)	$8.66	2.87	%(3)	$136,388	0.80	%(4)	0.98	%(4)	3.11	%(4)	36%

(0.36)	8.55	2.25%		131,026	0.80%		0.98%		2.71%		83%
(0.31)	8.71	0.52%		138,253	0.80%		0.98%		2.46%		15%
(0.51)	8.97	4.06%		178,107	0.68%		0.73%		2.41%		42%
(0.40)	9.12	8.96%		187,400	0.67%		0.72%		2.96%		43%
(0.31)	8.74	2.54%		178,608	0.67%		0.72%		3.53%		45%

$(0.13)	$6.95	2.40	%(3)	$279,063	0.75	%(4)	0.79	%(4)	3.26	%(4)	61%

(0.24)	6.92	2.36%		339,167	0.65%		0.77%		2.83%		118%
(0.22)	7.00	0.01%		402,518	0.60%		0.79%		2.57%		106%
(0.22)	7.22	1.90%		469,218	0.53%		0.67%		2.26%		231%
(0.31)	7.31	7.27%		499,519	0.49%		0.64%		3.22%		170%
(0.36)	7.11	5.35%		193,780	0.51%		0.61%		4.33%		75%

$(0.10)	$7.11	1.87	%(3)	$118,718	0.60	%(4)	0.78	%(4)	2.86	%(4)	11%

(0.14)	7.08	1.33%		133,211	0.60%		0.77%		1.97%		111%
(0.09)	7.13	(0.01)%		239,060	0.60%		0.76%		1.21%		10%
(0.08)	7.22	1.40%		360,604	0.47%		0.59%		1.12%		99%
(0.12)	7.20	2.04%		291,282	0.46%		0.58%		1.57%		31%
(0.21)	7.17	3.20%		165,690	0.48%		0.55%		2.60%		111%

See Notes to Financial Statements.

43

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Significant Accounting Policies:

Excelsior Funds, Inc. (“Excelsior Fund”) was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) was incorporated under the laws of the State of Maryland on August 8, 1984. Excelsior Funds Trust (the “Trust”) is a statutory trust organized under the laws of the State of Delaware on April 27, 1994. Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-ended diversified management investment companies with the exception of California Short-Intermediate Term Tax-Exempt Income Fund (formerly California Tax-Exempt Income Fund), New York Intermediate-Term Tax-Exempt Fund, New York Tax-Exempt Money Fund, Energy and Natural Resources Fund and Real Estate Fund, each of which are non-diversified.

Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust currently offer shares in fifteen, seven and five managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Core Bond Fund, Intermediate-Term Bond Fund and Short-Term Government Securities Fund, portfolios of Excelsior Fund, California Short-Intermediate Term Tax-Exempt Income Fund, Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund and Short-Term Tax-Exempt Securities Fund, portfolios of Excelsior Tax-Exempt Fund, and High Yield Fund, a portfolio of the Trust (each a “Fund”, collectively, the “Funds”). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The California Short-Intermediate Term Tax-Exempt Income Fund, Intermediate-Term Bond Fund, Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund, Short-Term Government Securities Fund and Short-Term Tax-Exempt Securities Fund offer one class of shares: Shares. The Core Bond Fund offers three classes of shares: Shares, Institutional Shares and Retirement Shares. The High Yield Fund offers two classes of shares: Shares and Institutional Shares. The Financial Highlights of the Institutional shares and Retirement Shares as well as the financial statements for the remaining portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust are presented separately.

Under a plan of reorganization adopted by the Trust, all of the assets and liabilities of the Income Fund and Total Return Bond Fund were transferred to the Institutional Shares of the Core Bond Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the close of business on September 27, 2006. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation/depreciation immediately before and after the reorganization.

44

	Before Reorganization			After Reorganization
	Income Fund	Total Return Bond Fund	Core Bond Fund	Core Bond Fund
Shares:
Shares	—	—	32,810,661	32,810,661
Institutional Shares	13,965,104	18,165,949	1,824,521	26,973,187
Retirement Shares	—	—	117	117
Net Assets:
Shares	$—	$—	$294,116,361	$294,116,361
Institutional Shares	$96,434,781	$129,070,075	$16,360,288	$241,865,144
Retirement Shares	$—	$—	$1,046	$1,046
Net Asset Value:
Shares	$—	$—	$8.96	$8.96
Institutional Shares	$6.91	$7.11	$8.97	$8.97
Retirement Shares	$—	$—	$8.97	$8.97
Net unrealized appreciation/(depreciation)	$(248,669)	$617,540	$740,329	$1,109,200

(a) Portfolio valuation:

Investments in securities that are traded on recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust.

Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. The third-party pricing agents value debt securities at an evaluated price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

45

(b) Concentration of risks:

The High Yield Fund is subject to special risks associated with investments in high yield bonds, which involve greater risk of default or downgrade and are more volatile than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately repay principal upon maturity. Discontinuation of these payments could adversely affect the market value of the security.

At September 30, 2006, approximately, 99% of the net assets of the California Short-Intermediate Term Tax-Exempt Income Fund is invested in California municipal securities and 96% of the net assets of the New York Intermediate-Term Tax-Exempt Fund is invested in New York municipal securities. Economic changes affecting the states and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

(c) Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed of the dividend.

(d) Repurchase agreements:

The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds’ custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in connection with the disposition of the securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

(e) TBA purchase commitments:

Certain Funds may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve risk of loss if the value of the security to be purchased declines prior to settlement date. The Funds must maintain liquid securities having a value not less than the purchase price (including accrued interest) for such purchase commitments. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

46

(f) Mortgage dollar rolls:

Certain Funds may enter into mortgage dollar rolls (principally in securities referred to as TBA, (see note 1(e)) in which the Funds sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and receive compensation in consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less that the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to repurchase may decline below the agreed upon repurchase price of those securities.

(g) Distributions to shareholders:

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date.

(h) Expense allocation:

Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets. Expenses attributable to a specific class of shares, such as shareholder servicing fees, are charged directly to that class.

(i) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Tax Positions — An interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact on the funds, if any, of adopting FIN 48.

2.	Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions:

On March 31, 2006, United States Trust Company of New York converted to a national charter and changed its name to United States Trust Company, National Association (“USTC-NA”) and merged with U.S. Trust Company, N.A., with USTC-NA as the surviving entity. As of March 31, 2006, the Funds are advised by U.S. Trust New York Asset Management Division (“NYAMD”), a separate identifiable division of USTC-NA, or UST Advisers, Inc. (together with NYAMD, the “Advisers”), a wholly-owned subsidiary of USTC-NA. USTC-NA is a wholly-owned subsidiary of US Trust Corporation, a registered bank holding company, which, in turn, is a wholly-owned subsidiary of The Charles Schwab Corporation. For the

47

services provided pursuant to the Investment Advisory Agreements, each Adviser receives a fee, computed daily and paid monthly, as follows:

California Short-Intermediate Term Tax-Exempt Income Fund	0.50%
Core Bond Fund	0.65%*
High Yield Fund	0.80%
Intermediate-Term Bond Fund	0.35%
Intermediate-Term Tax-Exempt Fund	0.35%
Long-Term Tax-Exempt Fund	0.50%
New York Intermediate-Term Tax-Exempt Fund	0.50%
Short-Term Government Securities Fund	0.30%
Short-Term Tax-Exempt Securities Fund	0.30%

*	On September 28, 2006 the Core Bond Fund changed its Investment Advisory fee to 0.65% from 0.75%.

UST Advisers, Inc. and BISYS Fund Services Ohio, Inc. (collectively, the “Administrators”) provide administrative services to the Funds. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust (excluding the international equity portfolios of Excelsior Fund and the Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million and 0.150% over $400 million. The Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Emerging Markets Fund, International Equity Fund, International Fund and Pacific/Asia Fund. Administration fees payable by each Fund of the Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust are determined in proportion to the relative average daily net assets of the respective Funds for the period paid. For the six months ended September 30, 2006, administration fees charged to the Funds were as follows:

	Administration Fees	Waiver Administration Fees	Net Administration Fees
California Short-Intermediate Term Tax-Exempt Income Fund	$48,498	$(7,903)	$40,595
Core Bond Fund	228,037	—	228,037
High Yield Fund	98,184	—	98,184
Intermediate-Term Bond Fund	331,544	—	331,544
Intermediate-Term Tax-Exempt Fund	271,245	—	271,245
Long-Term Tax-Exempt Fund	46,636	—	46,636
New York Intermediate-Term Tax-Exempt Fund	100,207	—	100,207
Short-Term Government Securities Fund	229,089	—	229,089
Short-Term Tax-Exempt Securities Fund	94,182	—	94,182

From time to time, in its sole discretion, U.S. Trust may undertake to waive a portion or all of the fees payable to it and may also reimburse the Funds for a portion of other expenses. For the six months ended September 30, 2006, the Advisers have contractually agreed to waive investment advisory fees and

48

to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Fund’s average daily net assets:

California Short-Intermediate Term Tax-Exempt Income Fund — Shares	0.50%
Core Bond Fund — Shares	0.90%
High Yield Fund — Shares	1.05%
Intermediate-Term Bond Fund — Shares	0.75%
Intermediate-Term Tax-Exempt Fund — Shares	0.65%
Long-Term Tax-Exempt Fund — Shares	0.80%
New York Intermediate-Term Tax-Exempt Fund — Shares	0.80%
Short-Term Government Securities Fund — Shares	0.75%
Short-Term Tax-Exempt Securities Fund — Shares	0.60%
Core Bond Fund — Institutional Shares	0.65%
High Yield Fund — Institutional Shares	0.80%
Core Bond Fund — Retirement Shares	1.40%

For the six months ended September 30, 2006, pursuant to the above, investment advisory fees waived by the Advisers were as follows:

California Short-Intermediate Term Tax-Exempt Income Fund	$(160,665)
Core Bond Fund	(542,866)
High Yield Fund	(168,449)
Intermediate-Term Bond Fund	(99,467)
Intermediate-Term Tax-Exempt Fund	(266,234)
Long-Term Tax-Exempt Fund	(76,154)
New York Intermediate-Term Tax-Exempt Fund	(117,616)
Short-Term Government Securities Fund	(57,764)
Short-Term Tax-Exempt Securities Fund	(114,515)

The Funds have entered into shareholder servicing agreements with various service organizations, which include Charles Schwab & Co. Inc. (“CS & Co.”) and UST Advisers, Inc. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a Fund or class level (where applicable). In consideration for these services, each service organization receives a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of the Funds’ shares held by each service organization’s customers. The Advisers, out of their own resources, may additionally compensate certain organizations for providing these and other services.

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For the six months ended September 30, 2006, shareholder servicing fees paid to CS & Co. and UST Advisers, Inc. were as follows:

California Short-Intermediate Term Tax-Exempt Income Fund	$79,268
Core Bond Fund	255,618
High Yield Fund	156,488
Intermediate-Term Bond Fund	552,471
Intermediate-Term Tax-Exempt Fund	444,896
Long-Term Tax-Exempt Fund	70,328
New York Intermediate-Term Tax-Exempt Fund	161,187
Short-Term Government Securities Fund	338,474
Short-Term Tax-Exempt Securities Fund	156,186

BISYS Fund Services Limited Partnership (the “Distributor”) serves as the Distributor of the Funds. Shares of each Fund are sold without a sales charge on a continuous basis by the Distributor.

Certain Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which they may compensate the Distributor monthly for its services that are intended to result in the sale of Fund Shares (in the case of High Yield Fund) or Retirement Shares (in the case of Core Bond Fund), in an amount not to exceed the annual rate of 0.25% or 0.50%, respectively, of the average daily net asset value of such Fund’s Shares or Retirement Shares. For the six months ended September 30, 2006, fees charged for Retirement Shares of Core Bond Fund were $2.

Each Independent Director/Trustee of the Funds receives a total annual fee of $100,000 paid by the Funds and other affiliated registered investment companies managed by the Advisers. The Chairman of the Board receives an additional $30,000 and the Chairman of the Audit Committee receives an additional $15,000 for serving in those capacities. In addition, Directors and Trustees are reimbursed by Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust, respectively, for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

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3.	Purchases, Sales and Maturities of Securities:

For the six months ended September 30, 2006, purchases, sales and maturities of securities, excluding short-term investments, for the Funds aggregated:

	Purchases	Sales and Maturities
California Short-Intermediate Term Tax-Exempt Income Fund	$4,383,090	$4,585,471
Core Bond Fund
U.S. Government	120,639,382	77,322,678
Other	27,767,274	35,575,799
High Yield Fund	26,283,750	54,768,618
Intermediate-Term Bond Fund
U.S. Government	167,568,018	122,407,280
Other	39,242,312	60,170,805
Intermediate-Term Tax-Exempt Fund	103,521,184	78,111,284
Long-Term Tax-Exempt Fund	44,106,670	35,166,788
New York Intermediate-Term Tax-Exempt Fund	58,834,576	43,559,460
Short-Term Government Securities Fund
U.S. Government	182,978,481	222,037,701
Other	374,085	20,646,734
Short-Term Tax-Exempt Securities Fund	30,245,479	10,895,492

4.	Federal Taxes:

It is the policy of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust that each Fund qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve-month periods ending October 31 and December 31 each calendar year.

Net realized gains of the Funds derived in certain countries are subject to certain foreign taxation.

Post-October losses are deemed to arise on the first business day of a Fund’s next taxable year.

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For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gains distributions will be reduced. At March 31, 2006, the following Funds had capital loss carryforwards available to offset future net capital gains through the indicated expiration dates.

	Expires					Total
	2010	2011	2012	2013	2014
High Yield Fund	$2,181,571	$17,456,849	$40,103,941	$1,461,417	$6,017,018	$67,220,796
Intermediate-Term Bond Fund	—	—	—	—	481,322	481,322
New York Intermediate-Term Tax-Exempt Fund	—	—	—	—	165,776	165,776
Short-Term Government Securities Fund	—	—	1,481,228	4,260,524	4,970,323	10,712,075
Short-Term Tax-Exempt Securities Fund	—	—	—	287,228	518,076	805,304

At September 30, 2006, aggregate gross unrealized appreciation for all securities and call options written for which there was an excess of value over estimated tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of estimated tax cost over value is as follows:

	Federal Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
California Short-Intermediate Term Tax-Exempt Income Fund	$62,147,464	$302,645	$(202,642)	$100,003
Core Bond Fund	547,660,282	4,582,536	(4,671,705)	(89,169)
High Yield Fund	113,092,283	5,598,248	(5,421,836)	176,412
Intermediate-Term Bond Fund	451,017,404	2,798,921	(3,990,636)	(1,191,715)
Intermediate-Term Tax-Exempt Fund	357,174,451	6,666,193	(66,912)	6,599,281
Long-Term Tax-Exempt Fund	64,648,928	1,360,157	(34,555)	1,325,602
New York Intermediate-Term Tax-Exempt Fund	136,105,262	1,826,647	(63,586)	1,763,061
Short-Term Government Securities Fund	291,445,501	677,665	(2,261,422)	(1,583,757)
Short-Term Tax-Exempt Securities Fund	120,509,691	215,935	(219,938)	(4,003)

5.	Capital Transactions:

Excelsior Fund has authorized capital of 35 billion shares of Common Stock, 29.3756 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for each Fund is as follows: 750 million shares of the Core Bond Fund; 1.5 billion shares of the Intermediate-Term Bond Fund; and 1 billion shares of the Short-Term Government Securities Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Fund’s Board of Directors.

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Excelsior Tax-Exempt Fund has authorized capital of 24 billion shares of Common Stock, 15 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for each Fund is as follows: 1.5 billion shares each of California Short-Intermediate Term Tax-Exempt Income Fund, Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund and Short-Term Tax-Exempt Securities Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable and tax-exempt earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Tax-Exempt Fund’s Board of Directors.

The Trust has authorized an unlimited number of shares of beneficial interest of each class of each Fund. Each share has a par value of $0.00001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of the Trust’s Board of Trustees.

Capital Share Transactions

	California Short-Intermediate Term Tax-Exempt Income Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold	1,207,660	$8,634,506	3,993,301	$28,933,240
Issued as reinvestment of dividends	44,034	315,157	87,807	635,525
Redeemed	(1,788,450)	(12,803,057)	(3,467,123)	(25,083,774)

Net Increase (Decrease)	(536,756)	$(3,853,394)	613,985	$4,484,991

	Core Bond Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Shares	4,876,959	$42,947,228	13,774,392	$125,488,152
Institutional Shares	1,683,772	15,825,756	141,024	1,262,505
Retirement Shares	—	—	—	—
Issued in connection with merger (a)	25,148,666	225,873,727	—	—
Issued as reinvestment of dividends:
Shares	338,016	2,981,302	681,642	6,160,386
Institutional Shares	3,306	29,339	189	1,685
Retirement Shares	2	20	5	50
Redeemed:
Shares	(4,219,881)	(37,300,508)	(5,733,515)	(52,104,922)
Institutional Shares	(63,800)	(570,946)	—	—
Retirement Shares	—	—	(16)	(151)

Net Increase (Decrease)	27,767,040	$249,785,918	8,863,721	$80,807,705

(a)	Effective at the close of business on September 27, 2006, the Core Bond Fund (Institutional Shares Class) acquired all of the net assets of the Income Fund and Total Return Bond Fund.

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	High Yield Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Shares	1,892,801	$8,522,453	13,700,176	$62,544,844
Institutional Shares	144,156	646,496	853,862	3,892,678
Issued as reinvestment of dividends:
Shares	111,177	500,356	304,113	1,384,476
Institutional Shares	21,264	95,815	107,579	488,209
Redeemed:
Shares	(8,212,208)	(36,911,911)	(17,199,458)	(78,172,561)
Institutional Shares	(1,231,741)	(5,525,245)	(1,152,309)	(5,192,791)

Net Increase (Decrease)	(7,274,551)	$(32,672,036)	(3,386,037)	$(15,055,145)

	Intermediate-Term Bond Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold	8,278,420	$57,952,257	22,398,525	$160,313,146
Issued as reinvestment of dividends	156,320	1,094,911	315,931	2,254,952
Redeemed	(7,068,417)	(49,376,272)	(17,689,147)	(126,192,707)

Net Increase (Decrease)	1,366,323	$9,670,896	5,025,309	$36,375,391

	Intermediate-Term Tax-Exempt Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold	5,292,124	$49,024,351	11,552,408	$108,911,261
Issued as reinvestment of dividends	59,548	552,817	109,248	1,029,354
Redeemed	(4,201,659)	(38,935,459)	(10,822,740)	(101,854,658)

Net Increase (Decrease)	1,150,013	$10,641,709	838,916	$8,085,957

	Long-Term Tax-Exempt Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold	501,608	$5,012,016	706,825	$7,162,254
Issued as reinvestment of dividends	20,386	204,816	35,734	362,312
Redeemed	(301,172)	(3,016,956)	(878,007)	(8,918,351)

Net Increase (Decrease)	220,822	$2,199,876	(135,448)	$(1,393,785)

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	New York Intermediate-Term Tax-Exempt Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold	1,841,909	$15,722,272	4,652,138	$40,444,981
Issued as reinvestment of dividends	32,225	275,548	78,342	678,293
Redeemed	(1,449,856)	(12,380,605)	(5,273,634)	(45,770,096)

Net Increase (Decrease)	424,278	$3,617,215	(543,154)	$(4,646,822)

	Short-Term Government Securities Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold	2,734,978	$18,908,187	14,063,143	$98,248,597
Issued as reinvestment of dividends	204,247	1,413,507	448,563	3,127,286
Redeemed	(11,832,432)	(81,806,532)	(22,948,344)	(160,073,632)

Net Increase (Decrease)	(8,893,207)	$(61,484,838)	(8,436,638)	$(58,697,749)

	Short-Term Tax-Exempt Securities Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold	1,209,309	$8,554,617	4,626,627	$32,965,430
Issued as reinvestment of dividends	22,442	158,923	27,420	195,121
Redeemed	(3,353,301)	(23,734,011)	(19,386,165)	(138,092,641)

Net Increase (Decrease)	(2,121,550)	$(15,020,471)	(14,732,118)	$(104,932,090)

6.	Guarantees:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7.	Legal Proceedings:

United States Trust Company of New York and U.S. Trust Company, N.A. (formerly, co-investment advisers to the Funds and together referred to herein as “U.S. Trust”) and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September 2003 by the Office of the New York State Attorney General (the “NYAG”), and U.S. Trust was contacted by the Securities and Exchange Commission (the “SEC”), in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). U.S. Trust and the Companies have provided full cooperation with respect to these Investigations. As disclosed previously, these investigations focused on circumstances in which a small number of parties were permitted to engage in short-term trading of

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shares of certain of the Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and U.S. Trust has strengthened its policies and procedures to deter frequent trading of shares of the Excelsior Funds.

U.S. Trust, certain of its affiliates, the Companies and others have also been named in four class action lawsuits and two derivative actions which allege that U.S. Trust, certain of its affiliates, the Companies and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain of the Excelsior Funds managed by U.S. Trust. Each seeks unspecified monetary damages and related equitable relief.

The class and derivative actions described above were transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the fund shareholders class action and the derivative lawsuits. Several affiliates of U.S. Trust and individual defendants have also been dismissed. Plaintiffs’ claims under Sections 10(b) and 20(a) of the Securities Exchange Act and under Section 36(b) and 48(a) of the Investment Company Act, however, have not been dismissed. Discovery has commenced with respect to plaintiffs’ remaining claims.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information. U.S. Trust believes that the likelihood is remote that the pending Investigations and private lawsuits will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect U.S. Trust’s ability to provide investment management services to the Companies.

8.	Subsequent Events:

On shares purchased on or after October 16, 2006 a redemption fee of 2% of the value of the shares redeemed or exchanged will be imposed on shares of the High Yield Fund redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Fund.

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PROXY VOTING RESULTS (Unaudited)

Shareholders of the funds covered in this report approved all proposals described in the most recent Excelsior Funds’ proxy solicitation. A special meeting of the shareholders of each Company was held on June 28, 2006. The number of votes necessary to conduct the meeting and approve each proposal was obtained. The results of the votes of shareholders are listed below.

	No. of Shares
To elect the following Trustees/Directors:	Excelsior Tax-Exempt Funds, Inc.	Excelsior Funds, Inc.	Excelsior Funds Trust
Rodman L. Drake
Affirmative	1,532,964,121.805	1,740,717,964.670	95,050,424.716
Withhold	13,832,723.446	17,787,583.132	202,332.169

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Morrill Melton (“Mel”) Hall, Jr.
Affirmative	1,533,240,350.898	1,740,761,567.876	95,050,872.151
Withhold	13,556,494.353	17,743,979.926	201,884.734

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Roger M. Lynch
Affirmative	1,533,251,224.898	1,739,986,305.427	95,041,026.623
Withhold	13,545,620.353	18,519,242.375	211,730.262

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Jonathan Piel
Affirmative	1,532,152,688.455	1,740,751,593.666	95,049,674.684
Withhold	14,644,156.796	17,753,954.136	203,082.201

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

John D. Collins
Affirmative	1,533,226,642.455	1,740,306,918.296	95,039,201.847
Withhold	13,570,202.796	18,198,629.506	213,555.038

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Mariann Byerwalter
Affirmative	1,536,465,302.197	1,740,433,206.527	95,030,753.624
Withhold	10,331,543.054	18,072,341.275	222,003.261

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

William A. Hasler
Affirmative	1,536,244,377.085	1,740,536,576.011	94,998,826.965
Withhold	10,552,468.166	17,968,971.791	253,929.920

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

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	No. of Shares
To elect the following Trustees/Directors:	Excelsior Tax-Exempt Funds, Inc.	Excelsior Funds, Inc.	Excelsior Funds Trust
Nils H. Hakansson
Affirmative	1,536,744,946.455	1,741,217,017.788	95,036,768.152
Withhold	10,051,898.796	17,288,530.014	215,988.733

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

James L. Bailey
Affirmative	1,536,575,209.898	1,740,391,054.231	95,043,383.542
Withhold	10,221,635.353	18,114,493.571	209,373.343

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Randall W. Merk
Affirmative	1,536,585,670.736	1,741,118,296.519	95,042,996.014
Withhold	10,211,174.515	17,387,251.283	209,760.871

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

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APPROVALS OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 (the “1940 Act”) requires that the initial approval of, as well as the continuation of, a fund’s investment advisory agreements must be specifically approved (1) by the vote of the Directors/Trustees (the “Directors”) or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the Directors who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the Directors must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Directors/Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements as amended through the date thereof (the “Advisory Agreements”) by and between Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (each a “Company,” and, collectively, the “Companies”), on behalf of each of their respective series (each a “Fund,” and, collectively, the “Funds”), with, on the one hand, U.S. Trust New York Asset Management Division, the separately identifiable division of United States Trust Company, National Association and, on the other hand, UST Advisers, Inc. (together, the “Advisers”).

In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the Advisers, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Board also receives a memorandum from counsel regarding the responsibilities of a fund’s board for the approval of investment advisory agreements. In addition, the Independent Directors receive advice from independent counsel to the Independent Directors, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of the Advisers, as appropriate.

As part of the renewal process and ongoing oversight of the advisory relationships, Independent Directors’ legal counsel sent an information request letter to the Advisers seeking certain relevant information. The responses by the Advisers were provided to the Directors for their review prior to their meeting, and the Directors were provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Directors, considered information specifically relating to its consideration of the continuation of the Advisory Agreements at meetings held on June 16, 2006 and September 29, 2006. At the June 16, 2006 meeting, the Board approved the continuation of the Advisory Agreements for a period of 90 days commencing July 31, 2006 and an amendment (“Amendment”) to the Advisory Agreement for the Core Bond Fund which would decrease the level of the advisory fee paid by the Fund, upon completion of the reorganization of the Core Bond, Total Return, and Income Funds. At the September 29, 2006 meeting, the Board, including a majority of

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the Independent Directors, approved the renewal of the Advisory Agreements for an additional one-year period and ratified the Amendment. The Board’s approval of the continuation of the Advisory Agreements (including the Amendment) at the June 16, 2006 and September 29, 2006 meetings was based on consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at those meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Advisory Agreements, including the resources of the Advisers and their affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of the Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to the Advisers and their affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow, and whether fee levels in the Advisory Agreements reflect those economies of scale for the benefit of the Funds’ investors.

Nature, Extent and Quality of Services.    The Board considered the nature, extent and quality of the services provided by the Advisers to the Funds and the resources of the Advisers and their affiliates dedicated to the Funds. In this regard, the Board evaluated, among other things, the Advisers’ personnel, experience, performance history of various products, and compliance program. The Board considered that UST Advisers, Inc., pursuant to a separate Administration Agreement with the Funds, was also responsible for supervising the Funds’ accounting agent and sub-administrator, BISYS Fund Services Limited Partnership, in the performance of administrative, accounting and related services, including valuation of the Funds’ portfolio securities, yield calculations, reports and filings with regulatory authorities, as well as compliance monitoring and testing. The Board considered representations from the Advisers that the Advisers had allocated substantial resources and personnel, and had made significant financial expenditures and commitments, to the investment management and other operations of the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the Advisers to the Funds and the resources of the Advisers and their affiliates dedicated to the Funds supported renewal of the Advisory Agreements.

Fund Performance.    The Board considered fund performance in determining whether to renew the Advisory Agreements. Specifically, the Board considered each Fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Board considered the composition of the peer groups, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each Fund, the Board considered both market risk and shareholder risk expectations for such Fund and whether, irrespective of relative performance, each Adviser’s absolute performance was consistent with expectations for its investment methodology. The Board further considered the level of Fund performance in the context of its review of Fund

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expenses and the Adviser’s profitability discussed below. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Advisory Agreements. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by an Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (3) that each Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that the relevant Adviser has taken or is taking steps designed to help improve the Fund’s investment performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Advisory Agreements.

Fund Expenses.    With respect to the Funds’ expenses, the Board considered the rate of compensation called for by the Advisory Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Directors noted that with respect to certain of the Funds, the Advisers had contractually committed to waive a portion of their fee or reimburse certain Funds for a portion of their expenses to limit the Funds’ total operating expenses. The Directors reviewed the fees charged by the Advisers to provide advisory services to other registered investment companies with substantially similar investment objectives on a sub-advisory basis (“Sub-Advised Accounts”). In evaluating this information, the Directors considered the differences in services provided to Sub-Advised Accounts and the Funds. The Directors also reviewed the fees charged by the Advisers to provide advisory services to separate accounts with substantially similar investment objectives as the Funds (“Separate Accounts”) and the differences in services and risks involved in managing Separate Accounts and the Funds from a compliance and regulatory perspective. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Advisory Agreements.

Profitability.    With regard to profitability, the Board considered the compensation flowing to the Advisers and their affiliates, directly or indirectly. In this connection, the Board reviewed management’s profitability analyses, together with certain commentary thereon from internal audit. The Board also considered any other benefits derived by the Advisers from their relationship with the Funds, such as whether, by virtue of their management of the Funds, the Advisers obtain investment information or other research resources that aid them in providing advisory services to other clients. With respect to the Advisers and their affiliates, the Board considered whether the varied levels of compensation and profitability under the Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the Advisers is reasonable and supported renewal of the Advisory Agreements.

Economies of Scale.    The Board considered the existence of any economies of scale and whether those economies are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Advisers. In this regard, and

61

consistent with their consideration of fund expenses, the Board considered that the Advisers have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer Funds or Funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. After reviewing such information, the Board determined not to seek advisory fee breakpoints at this time. The Directors noted that they would continue to monitor the growth in assets of the Funds and asked the Advisers to continue to monitor the Funds’ expenses and asset sizes in connection with determining when economies of scale would dictate that advisory fee breakpoints were advisable.

In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling. Based on the Directors’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreements and concluded that the compensation under the Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Directors have considered to be relevant in the exercise of their reasonable judgment.

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DIRECTORS/TRUSTEES AND OFFICERS

The tables below provide information pertaining to the Directors/Trustees and Officers of the Companies. The mailing address for each Director/Trustee, except for Mr. Bailey, is Excelsior Funds, 101 Montgomery Street, San Francisco, CA 94104. The mailing address for Mr. Bailey is 114 West 47th Street, New York, NY 10036.

Name and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)
INDEPENDENT DIRECTORS/TRUSTEES
Rodman L. Drake Year of Birth: 1943	Director/Trustee; Chairman, Full Board	Trustee of Excelsior Funds Trust since 1994; Director of Excelsior Funds, Inc. and Excelsior Tax Exempt Funds Inc. since 1996	Co-Founder of Baringo Capital LLC (since 2002); President, Continuation Investments Group, Inc. (1997 to 2001).	39(3)

BOARD 1 — Director and Chairman, Hyperion Total Return Fund, Inc. and Hyperion Strategic Mortgage Fund Inc. (since 1991).

BOARD 2 — Director, Jackson Hewitt Tax Service Inc. (since June 2004).

BOARD 3 — Director, Student Loan Corporation (since May 2005).

BOARD 4 — Celgene Corporation (since April 2006).

Morrill Melton Hall, Jr. Year of Birth: 1944	Director/Trustee; Chairman, Investment Oversight Committee	Director/Trustee of each Company since 2000	Chairman (since 1984) and Chief Executive Officer (since 1991), Comprehensive Health Services, Inc. (health care management and administration).	39(3)	None

Jonathan Piel Year of Birth: 1938	Director/Trustee	Trustee of Excelsior Funds Trust since 1994; Director of Excelsior Funds, Inc. and Excelsior Tax Exempt Funds Inc. since 1996	Cable television producer and website designer; Editor, Scientific American (1984-1986), and Vice President, Scientific American Inc., (1986-1994); Director, National Institute of Social Sciences; Member Advisory Board, The Stone Age Institute, Bloomington, Indiana.	39(3)	None

John D. Collins Year of Birth: 1938	Director/Trustee; Chairman, Audit and Compliance Committee	Director/Trustee of each Company since 2005	Retired. Consultant, KPMG, LLP (July 1999 to June 2000); Partner, KPMG, LLP (March 1962 to June 1999).	39(3)	BOARD 1 — Director, Mrs. Fields Famous Brands LLC (consumer products) (since December 2004).

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Name and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)
Mariann Byerwalter Year of Birth: 1960	Director/Trustee; Chairman, Marketing, Distribution and Shareholder Services Committee	Director/Trustee of each Company since 2006	Chairman of JDN Corporate Advisory LLC (1996 to 2001); Vice President for Business Affairs and Chief Financial Officer of Stanford University (1996-2001); Special Adviser to the President of Stanford University (2001).	96(4)	BOARD 1 — Director, Redwood Trust, Inc. (mortgage finance). BOARD 2 — Director, PMI Group, Inc. (mortgage insurance).

Nils H. Hakansson Year of Birth: 1937	Director/Trustee	Director/Trustee of each Company since 2006	Retired. Sylvan C. Coleman Professor of Finance and Accounting, Emeritus, Haas School of Business University of California, Berkeley (since 2003); Professor of Finance and Accounting, Haas School of Business, University of California, Berkeley (July 1969 to January 2003).	39(3)	None
William A. Hasler Year of Birth: 1941	Director/Trustee; Chairman, Governance Committee	Director/Trustee of each Company since 2006	Retired. Dean Emeritus of the Haas School of Business at the University of California, Berkeley; until February 2004, Co-Chief Executive Officer, Aphton Corporation (bio-pharmaceuticals).	96(4)

BOARD 1 — Director, Aphton Corporation) bio- pharmaceuticals).

BOARD 2 — Director, Mission West Properties (commercial real estate). BOARD 3 — Director, TOUSA (home building). BOARD 4 — Director, Stratex Networks (a network equipment corporation).

BOARD 5 — Director, Genitope Corp. (bio-pharmaceuticals).

BOARD 6 — Director, Solectron Corporation where he is also Non-Executive Chairman (manufacturing).

BOARD 7 — Director, Ditech Communications Corporation (voice communications technology).

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Name and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)
INTERESTED DIRECTORS/TRUSTEES
James L. Bailey(5) Year of Birth: 1945	Director/Trustee	Director/Trustee of each Company since 2004	Chief Operating Officer of U.S. Trust Corporation (since December 2004) and Executive Vice President of U.S. Trust Corporation and United States Trust Company of New York (since 2003); President, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (2003 to July 2004); Consultant in the financial services industry (August 2000 to January 2003); Executive Vice President of Citicorp (1992 to August 2000).	39(3)	None

Randall W. Merk(6) Year of Birth: 1954	Director/Trustee	Director/Trustee of each Company since 2006	Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President, Schwab Financial Product, Charles Schwab & Co., Inc. (2002-present); Director, Charles Schwab Asset Management (Ireland) Limited; Charles Schwab Worldwide Funds PLC; Director, Charles Schwab Bank N.A. (since 2006). Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.; Until June 2001, Chief Investment Officer — Fixed Income, American Century Companies, Inc.	96(4)	None

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Name, Address and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS
Evelyn Dilsaver 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1955	President	Since February 2006	President and Chief Executive Officer, Laudus Variable Insurance Trust, Laudus Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; Director, Executive Vice President and, currently, President, Charles Schwab Investment Management, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services Enterprise, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation. President, UST Advisers, Inc.’s Mutual Fund Division since March 2006.

Leo Grohowski 114 West 47th Street New York, NY 10036 Year of Birth: 1958	Vice President	Since February 2006	Executive Vice President and Chief Investment Officer, U.S. Trust (October 2005 to present); Chief Investment Officer, Deutsche Asset Management Americas and Scudder Investments (2002-2005); and Chief Investment Officer, Deutsche Bank Private Banking (1999-2002).

Mary Martinez 114 West 47th Street New York, NY 10036 Year of Birth: 1960	Vice President	Since February 2006	Managing Director of United States Trust Company, National Association (since 2003) and Chief Operating Officer of Asset Management (since December 2005) and Chief Executive Officer of National Private Banking (October 2004 to December 2005); Managing Director and Director of Relationship Management Service, Marketing, Information and Technology at Bessemer Trust (1998 to 2003).

Catherine MacGregor 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1964	Vice President	Since September 2006

Vice President, Charles Schwab & Co., Inc.

and Charles Schwab Investment Management, Inc. (since July 2005); Chief Counsel, Laudus Variable Insurance Trust and Laudus Trust (since September 2006); Vice President, Laudus Variable Insurance Trust and Laudus Trust (since December 2005); Senior Associate, Paul Hastings Janofsky & Walker LLP (1999 to July 2005).

Joseph Trainor, CFA 114 West 47th Street New York, NY 10036 Year of Birth: 1961	Vice President	Since February 2004	Managing Director of United States Trust Company, National Association (since 2003) and President, U.S. Trust Institutional; President of MFS Institutional Advisors (1998 to 2002).

George Pereira 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1964	Treasurer/Chief Financial and Chief Accounting Officer	Since December 2005	Chief Financial Officer, Laudus Variable Insurance Trust, Laudus Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Director, Charles Schwab Asset Management (Ireland) Limited; Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc. (December 1999 to November 2004); Chief Financial Officer, UST Advisers, Inc.’s Mutual Fund Division (since March 2006).

Randall Fillmore 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1960	Chief Compliance Officer	Since June 2006	Senior Vice President, Institutional Compliance and Chief Compliance Officer, Charles Schwab Investment Management, Inc. Chief Compliance Officer, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, Laudus Trust and Laudus Variable Insurance Trust; Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. (2002-2003); Vice President, Internal Audit, Charles Schwab and Co., Inc. (2000-2002).

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Name, Address and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years
Wyndham Clark 225 High Ridge Road Stamford, CT 06905 Year of Birth: 1958	Anti-Money Laundering Officer	Since May 2004	Vice President and AML Officer, UST Advisers, Inc. (since 2003); Vice President and Deputy Director Risk Management, IBJ Whitehall (banking) (2001 to 2002); Vice President and Chief Risk Officer, EMAC, LLC (commercial lender, asset backed security issuer) (1999 to 2001).

Koji E. Felton 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1961	Secretary and Chief Legal Officer	Since June 2006	Secretary and Chief Legal Officer, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

(1)	Each Director/Trustee serves in the same capacity as described above for each registered investment company included in the Excelsior Funds complex (Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust) (together, the “Excelsior Funds Complex”) and the Laudus Funds complex (Laudus Trust and Laudus Variable Insurance Trust) (together, the “Laudus Funds Complex”). Each officer serves in the same capacity as described above for each registered investment company included in the Excelsior Funds Complex.
(2)	Each Director/Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Excelsior Funds retirement policy requires that Independent Directors/Trustees retire no later than December 31st of the year during which he or she reaches 72 years of age. The officers of each Company hold office for a one-year term and until their respective successors are chosen and qualified, or, in each case, until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Company’s by-laws.
(3)	This number includes all registered investment companies included in the Excelsior Funds Complex and the Laudus Funds Complex, each of which is part of the Schwab Mutual Fund Complex (as defined below). As of September 30, 2006, the Excelsior Funds Complex and the Laudus Funds Complex, in the aggregate, consisted of 39 funds. As of September 30, 2006, the Excelsior Funds Complex consisted of 27 funds.
(4)	This number includes all registered investment companies included in the Schwab Mutual Fund complex (Excelsior Funds, Inc., Excelsior Tax-Exempt Funds Inc., Excelsior Funds Trust, Laudus Trust, Laudus Variable Insurance Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust) (together, the “Schwab Mutual Fund Complex”). As of September 30, 2006, the Schwab Mutual Fund Complex consisted of 96 funds.
(5)	Mr. Bailey is considered an “interested person” of the Companies (as defined in the 1940 Act) because of his affiliation with the Companies’ Advisers.
(6)	Mr. Merk is considered an “interested person” of the Companies (as defined in the 1940 Act) because of his affiliation with the Companies’ Advisers.
(7)	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act that are not part of the Schwab Mutual Fund Complex.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. As a shareholder of the fund, you incur ongoing, or operating costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways.

•	Actual expenses. This section provides information about actual account values and actual expenses based on the Funds’ actual return for the period. This section is designed to help you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period”.

•	Hypothetical expenses. This section provides information about hypothetical account values and hypothetical expenses that would have been incurred by an investor in the Fund based on an assumed rate of return of 5% per year before expenses. This section is designed to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

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DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only, which are described in the Prospectus. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 04/01/2006	Ending Account Value 09/30/2006	Annualized Expense Ratios*	Expenses Paid During Period**
Actual Fund Return
California Short-Intermediate Term Tax-Exempt Income Fund — Shares	$1,000.00	$1,023.00	0.50%	$2.54
Core Bond Fund — Shares	1,000.00	1,034.70	0.90	4.59
High Yield Fund — Shares	1,000.00	1,028.10	1.05	5.34
Intermediate-Term Bond Fund — Shares	1,000.00	1,032.10	0.75	3.82
Intermediate-Term Tax-Exempt Fund — Shares	1,000.00	1,027.90	0.65	3.30
Long-Term Tax-Exempt Fund — Shares	1,000.00	1,034.50	0.80	4.08
New York Intermediate-Term Tax-Exempt Fund — Shares	1,000.00	1,028.70	0.80	4.07
Short-Term Government Securities Fund — Shares	1,000.00	1,024.00	0.75	3.81
Short-Term Tax-Exempt Securities Fund — Shares	1,000.00	1,018.70	0.60	3.04

Hypothetical 5% Return
California Short-Intermediate Term Tax-Exempt Income Fund — Shares	1,000.00	1,022.56	0.50	2.54
Core Bond Fund — Shares	1,000.00	1,020.56	0.90	4.56
High Yield Fund — Shares	1,000.00	1,019.80	1.05	5.32
Intermediate-Term Bond Fund — Shares	1,000.00	1,021.31	0.75	3.80
Intermediate-Term Tax-Exempt Fund — Shares	1,000.00	1,021.81	0.65	3.29
Long-Term Tax-Exempt Fund — Shares	1,000.00	1,021.06	0.80	4.05
New York Intermediate-Term Tax-Exempt Fund — Shares	1,000.00	1,021.06	0.80	4.05
Short-Term Government Securities Fund — Shares	1,000.00	1,021.31	0.75	3.80
Short-Term Tax-Exempt Securities Fund — Shares	1,000.00	1,022.06	0.60	3.04

*	Annualized expense ratios of certain funds are after fee waivers and expense reimbursements by the investment adviser. Absent such waivers and reimbursements, expenses paid during the period would have been greater.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) then divided by 365.

69

SA-FIXEDINC-0906

MONEY MARKET

FUNDS

SEMI-ANNUAL REPORT

September 30, 2006

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call (800) 446-1012, from overseas, call (617) 483-7297.

•	Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

A description of the policies and procedures that Excelsior Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (800) 446-1012, or (ii) by accessing the Excelsior Funds’ internet address and (iii) on the Commission’s website at http://www.sec.gov.

Excelsior Funds file their June 30 and December 31 schedule of portfolio holdings with the Securities and Exchange Commission, on Form N-Q, within sixty days after the applicable reporting period. Excelsior Funds Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A schedule of each Fund’s portfolio holdings, as of the end of the prior month, is also available on the Funds’ website at www.excelsiorfunds.com. This schedule is updated monthly, typically by the 15th calendar day, after the end of each month. The Funds may terminate or modify this policy at anytime.

You should consider the Funds’ investment objectives, risks and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by BISYS Fund Services Limited Partnership.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

Excelsior Funds

P.O. Box 8529

Boston, MA 02266-8529

Notice About Duplicate Mailings

The Excelsior Funds have adopted a policy that allows the Funds to send only one copy of a Fund’s prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call (800) 542-1061 or contact your financial intermediary.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, BANK INSURANCE FUND, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

LETTER TO SHAREHOLDERS

September 30, 2006

Dear Valued Excelsior Fund Shareholder,

I am pleased to bring you the Excelsior Money Market Funds Semi-Annual Report for the six-month period ended September 30, 2006. The funds in this report cover a variety of taxable and tax-free investment strategies and are designed to provide current income as is consistent with liquidity and stability of principal.

In my previous message to you, I noted that certain changes to the administrative and non-advisory services provided to the Excelsior Funds had occurred. As a result of those changes, the Excelsior Funds and the Laudus Funds, an affiliated fund family, now share certain complex-wide administrative, compliance, marketing and other functions. I am pleased to report that the funds’ shareholders approved the board of directors’ recommendation to elect members to jointly oversee the two fund families. You will find the proxy voting results later in this report.

Given these changes, I want to assure you that the most important aspects of the Excelsior Funds, namely the fund management and investment process provided by U.S. Trust, as advisor to the Funds, will remain the same

In closing, we at Excelsior Funds are committed to helping you reach your long-term investment goals. Thank you for investing with us.

Sincerely,

Evelyn Dilsaver

President

1

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Government Money Fund

Principal Amount		Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 89.59%
$35,000,000	Federal Home Loan Bank, Discount Note, 4.70%, 10/02/06	$34,995,431
40,000,000	Federal Home Loan Bank, Discount Note, 5.14%, 10/18/06	39,903,005
50,000,000	Federal Home Loan Bank, Discount Note, 5.14%, 11/15/06	49,678,749
25,000,000	Federal Home Loan Bank, Discount Note, 5.15%, 12/13/06	24,738,924
10,000,000	Federal Home Loan Mortgage Corporation, MTN, 5.41%, 06/22/07	10,000,000

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $159,316,109)	159,316,109

Shares
REGISTERED INVESTMENT COMPANY — 0.99%
1,758,914	Dreyfus Treasury Prime Cash Management Fund	1,758,914

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,758,914)	1,758,914

Principal Amount		Value
REPURCHASE AGREEMENT — 10.12%
$18,000,000	Morgan Stanley Dean Witter, 5.30%, dated 09/29/06, due 10/02/06, to be repurchased at $18,007,950 (collateralized by U.S. Government Obligation, par value $17,560,000 6.00%, 05/15/11; total market value $18,753,436)	$18,000,000

	TOTAL REPURCHASE AGREEMENT (Cost $18,000,000)	18,000,000

TOTAL INVESTMENTS (Cost $179,075,023)	100.70%	$179,075,023
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.70)	(1,244,743)

NET ASSETS	100.00%	$177,830,280

Discount Note—The rate reported is the discount rate at the time of purchase.

MTN—Medium Term Note

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Obligations	89.59%	$159,316,109
Repurchase Agreement	10.12	18,000,000
Registered Investment Company	0.99	1,758,914

Total Investments	100.70%	$179,075,023
Liabilities in Excess of Other Assets	(0.70)	(1,244,743)

Net Assets	100.00%	$177,830,280

See Notes to Financial Statements.

2

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Money Fund

Principal Amount		Value
BANK NOTES — 4.62%
$50,000,000	Bank of America NA, 5.32%, 10/10/06	$50,000,000

	TOTAL BANK NOTES (Cost $50,000,000)	50,000,000

CERTIFICATES OF DEPOSIT — 17.55%
50,000,000	Abbey National Treasury Services, 5.29%, 10/30/06	50,000,200
50,000,000	First Tennessee Bank, 5.34%, 12/05/06	50,000,000
50,000,000	Washington Mutual Corp., 5.31%, 11/27/06	50,000,000
40,000,000	Wells Fargo Co., 5.27%, 10/30/06	40,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost $190,000,200)	190,000,200

COMMERCIAL PAPER — 71.12%
50,000,000	American General Finance Co., Discount Note, 5.25%, 10/05/06	49,970,833
45,000,000	Citigroup Funding, Inc., Discount Note, 5.28%, 10/05/06	44,973,600
50,000,000	Corporate Asset Funding Co., Inc., Discount Note, 5.25%, 10/16/06(a)	49,890,625
40,000,000	Falcon Asset Securitization Corp., Discount Note, 5.26%, 10/24/06(a)	39,865,578
60,000,000	General Electric Capital Corp., Discount Note, 5.25%, 10/12/06	59,903,749
60,000,000	HBOS Treasury Services plc, Discount Note, 5.27%, 11/28/06	59,490,567
45,000,000	HSBC, Discount Note, 5.25%, 10/02/06	44,993,438
21,000,000	International Lease Finance Corp., Discount Note, 5.24%, 11/14/06	20,865,507
30,000,000	Merrill Lynch & Co., Inc., Discount Note, 5.24%, 12/05/06	29,716,167

Principal Amount		Value
COMMERCIAL PAPER — (continued)
$40,000,000	Morgan Stanley, Discount Note, 5.26%, 10/05/06	$39,976,622
50,000,000	National Rural Utilities Cooperative Financial Corp., Discount Note, 5.24%, 10/10/06	49,934,500
40,000,000	Prudential Funding Corp., Discount Note, 5.25%, 10/05/06	39,976,667
40,000,000	Rabobank, Discount Note, 5.35%, 10/02/06	39,994,056
50,000,000	Ranger Funding Co. LLC, Discount Note, 5.26%, 10/23/06(a)	49,839,278
40,000,000	Societe Generale, Discount Note, 5.25%, 10/05/06	39,976,644
36,053,000	UBS Finance Corp., Discount Note, 5.25%, 10/10/06	36,005,680
25,000,000	Windmill Funding Corp., Discount Note, 5.26%, 12/18/06(a)	24,715,083
50,000,000	Yorktown Capital LLC, Discount Note, 5.25%, 10/31/06(a)	49,781,250

	TOTAL COMMERCIAL PAPER (Cost $769,869,844)	769,869,844

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.92%
10,000,000	Federal Home Loan Mortgage Corporation, MTN, 5.41%, 06/22/07	10,000,000

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $10,000,000)	10,000,000

Shares
REGISTERED INVESTMENT COMPANY — 0.13%
1,379,968	Dreyfus Government Cash Management Fund	1,379,968

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,379,968)	1,379,968

See Notes to Financial Statements.

3

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Money Fund — (continued)

Principal Amount		Value
REPURCHASE AGREEMENT — 6.00%
$65,000,000	Morgan Stanley Dean Witter, 5.30%, dated 09/29/06, due 10/02/06, to be repurchased at $65,028,708 (collateralized by U.S. Government Obligations ranging in par value $7,340,000-$57,675,000, 4.90%-6.00%, 10/28/07-05/15/11; total market value $66,301,659	$65,000,000

	TOTAL REPURCHASE AGREEMENT (Cost $65,000,000)	65,000,000

TOTAL INVESTMENTS (Cost $1,086,250,012)	100.34%	$1,086,250,012
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.34)	(3,667,842)

NET ASSETS	100.00%	$1,082,582,170

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $214,091,814 or 19.78% of net assets.

Discount Note—The rate reported is the discount rate at the time of purchase.

LLC—Limited Liability Company

MTN—Medium Term Note

plc—Public Limited Company

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Portfolio Diversification	% of Net Assets	Value
Commercial Paper	71.12%	$769,869,844
Certificates of Deposit	17.55	190,000,200
Repurchase Agreement	6.00	65,000,000
Bank Note	4.62	50,000,000
U.S. Government & Agency Obligations	0.92	10,000,000
Registered Investment Company	0.13	1,379,968

Total Investments	100.34%	$1,086,250,012
Liabilities in Excess of Other Assets	(0.34)	(3,667,842)

Net Assets	100.00%	$1,082,582,170

See Notes to Financial Statements.

4

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

New York Tax-Exempt Money Fund

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 70.32%
$6,000,000	Amherst & Tonawanda, New York, Sweet Home Central School District General Obligation Bonds, Tax Anticipation Notes, 4.00%, 11/17/06	$6,001,872
2,000,000	Carmel, New York, General Obligation Bonds, Bond Anticipation Notes, Series A, 4.00%, 10/19/06	2,000,348
4,070,000	East Hampton Township, New York, General Obligation Bonds, Bond Anticipation Notes, Series C, 4.13%, 08/31/07	4,092,275
6,000,000	Edgemont County, New York, Greenburgh School District General Obligation Bonds, Tax Anticipation Notes, 4.25%, 01/19/07	6,008,789
14,140,000	Erie County, New York, Industrial Development Agency Revenue Bonds, School Facilities, TOCS, Series J, (FSA), 3.77%, 05/01/12(a)(b)	14,140,000
9,000,000	Greenburgh, New York, Central School District #7 General Obligation Bonds, Tax Anticipation Notes, 4.00%, 10/13/06	9,001,047
2,000,000	Hauppauge County, New York, School District General Obligation Bonds, Tax Anticipation Notes, 4.25%, 06/28/07	2,009,334
8,000,000	Katonah-Lewisboro, New York, School District General Obligation Bonds, Tax Anticipation Notes, 3.85%, 10/20/06	8,000,810
3,500,000	Nanuet, New York, School District General Obligation Bonds, Bond Anticipation Notes, 3.75%, 01/19/07	3,502,155

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$1,500,000	New York City, New York, Municipal Water Finance Authority Revenue Bonds, PUTTER, Series 622, (AMBAC), 3.78%, 06/15/12(a)(b)	$1,500,000
9,095,000	New York City, New York, Municipal Water Finance Authority Revenue Bonds, Water & Sewer Systems Floating Rate Trust Certificates, Series 726X, (MBIA), 3.76%, 06/15/27(a)(b)	9,095,000
10,870,000	New York City, New York, Transitional Finance Authority Revenue Bonds, EAGLE, Class A, 3.78%, 02/01/31(a)(b)	10,870,000
6,400,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Floating Rate Certificates, Series 283, 3.76%, 11/15/18(a)(b)	6,400,000
10,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Floating Rate Certificates, Series 536, (MBIA), 3.76%, 05/01/15(a)(b)	10,000,000
2,600,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Floating Rate Certificates, Series N-11, 3.76%, 02/01/14(a)(b)	2,600,000
5,470,000	New York City, New York, Transitional Finance Authority Revenue Bonds, PUTTER, Series 471, (FGIC), 3.78%, 02/01/11(a)(b)	5,470,000
9,610,000	New York State, Dormitory Authority Commercial Paper, Columbia University, Series 97, 3.54%, 12/06/06	9,610,000
7,750,000	New York State, Environmental Facilities Corporation, Clean Water Revenue Bonds, PUTTER, Series 1372, 3.78%, 06/15/14(a)(b)	7,750,000

See Notes to Financial Statements.

5

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$3,000,000	New York State, Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, General Electric, 3.78%, 07/01/19(a)	$3,000,000
2,300,000	New York State, Housing Finance Agency, State Personal Income Tax Revenue Bonds, Series C, (FGIC), 3.75%, 03/15/33(a)	2,300,000
8,000,000	New York State, Metropolitan Transit Authority Revenue Bonds, Floating Rate Certificates, Series 848-D, (FGIC), 3.76%, 11/15/21(a)(b)	8,000,000
4,740,000	New York State, Mortgage Agency Revenue Bonds, Floating Rate Certificates, Series 1199, 3.76%, 10/01/27(a)(b)	4,740,000
9,995,000	New York State, Munitops Certificates Trust, General Obligation Bonds, (AMBAC), 3.77%, 02/01/14(a)(b)	9,995,000
10,000,000	New York State, Munitops Certificates Trust, Revenue Bonds, (FSA), 3.77%, 12/15/12(a)(b)	10,000,000
15,000,000	New York State, Munitops Certificates Trust, Revenue Bonds, (FSA), 3.77%, 08/01/13(a)(b)	15,000,000
8,000,000	New York State, Power Authority Extendable Commercial Paper, Series 1, 3.65%, 10/30/06	8,000,000
15,250,000	New York State, Power Authority General Obligation Bonds, 3.60%, 03/01/16(a)	15,250,000
8,245,000	New York State, Sales Tax Asset Receivable Corporation Revenue Bonds, PUTTER, Series 564, (MBIA), 3.78%, 10/15/12(a)(b)	8,245,000

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$23,225,000	New York State, Thruway Authority Revenue Bonds, EAGLE, Class A, (AMBAC), 3.78%, 01/01/30(a)(b)	$23,224,999
11,600,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, 3.77%, 11/01/35(a)	11,600,000
3,060,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, 3.71%, 01/01/33(a)	3,060,000
18,460,000	New York State, Urban Development Corporation Revenue Bonds, EAGLE, Class A, 3.78%, 03/15/35(a)(b)	18,459,999
5,400,000	Niagara Falls, New York, Bridge Commission Toll Authority Revenue Bonds, Series A, (FGIC), 3.69%, 10/01/19(a)	5,400,000
3,000,000	North Colonie, New York, Central School District General Obligation Bonds, Tax Anticipation Notes, 3.75%, 01/09/07	3,000,961
4,600,000	Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligations, Series 5, 3.80%, 08/01/24(a)	4,600,000
6,000,000	Sag Harbor, New York, School District General Obligation Bonds, Tax Anticipation Notes, 4.25%, 06/29/07	6,031,278
4,000,000	Somers, New York, Central School District General Obligation Bonds, Tax Anticipation Notes, 3.60%, 11/30/06	4,000,626
2,000,000	Triborough Bridge & Tunnel Authority, New York, General Purpose, Revenue Bonds, Series C, (AMBAC), 3.70%, 01/01/32(a)	2,000,000

See Notes to Financial Statements.

6

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$5,000,000	Valhalla, New York, School District General Obligation Bonds, Tax Anticipation Notes, 4.00%, 02/01/07	$5,005,209
4,225,000	Vestal, New York, General Obligation Bonds, Bond Anticipation Notes, 3.75%, 05/25/07	4,230,915

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $293,195,617)	293,195,617

TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — 30.28%
6,400,000	Long Island Power Authority, New York, Electric Systems Revenue Bonds, Series 1A, (BAYERISCHE LANDESBANK — 80%/LANDESBANK BADEN-WUERTTEMBERG — 20%), 3.75%, 05/01/33(a)	6,400,000
1,300,000	Long Island Power Authority, New York, Electric Systems Revenue Bonds, Sub-Series 2B, (BAYERISCHE LANDESBANK), 3.80%, 05/01/33(a)	1,300,000
12,200,000	Long Island Power Authority, New York, Revenue Bonds, Sub-Series 1B, (STATE STREET BANK & TRUST), 3.87%, 05/01/33(a)	12,200,000
4,660,000	Monroe County, New York, Industrial Development Agency Revenue Bonds, Civic Facilities, Greater Rochester YMCA Project, (MANUFACTURERS & TRADERS), 3.79%, 04/01/31(a)	4,660,000
8,800,000	New York City, New York, Industrial Development Agency Revenue Bonds, Civic Facilities, Jewish Community Center Project, (MANUFACTURERS & TRADERS), 3.78%, 03/01/30(a)	8,800,000

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
$14,400,000	New York City, New York, Industrial Development Agency Revenue Bonds, Special Facilities, New York Stock Exchange Project, Series B, (BANK OF AMERICA N.A.), 3.69%, 05/01/33(a)	$14,400,000
5,800,000	New York City, New York, Metropolitan Transportation Authority Revenue Bonds, Sub-Series G2, (BNP PARIBAS), 3.77%, 11/01/26(a)	5,800,000
10,000,000	New York City, New York, Trust For Cultural Restoration Revenue Bonds, WNYC Radio, Inc., (WACHOVIA BANK N.A.), 3.72%, 04/01/26(a)	10,000,000
7,500,000	New York State, Commerical Paper, Series 97-A, (BAYERISCHE LANDESBANK — 50%/LANDESBANK HESSEN-THURINGEN — 50%), 3.52%, 01/18/07	7,500,000
5,100,000	New York State, Dormitory Authority Revenue Bonds, Oxford University Press Inc., (LANDESBANK HESSEN-THURINGEN), 3.86%, 07/01/23(a)	5,100,000
6,600,000	New York State, Energy Research & Development Authority Facilities Revenue Bonds, Sub-series A-1, (WACHOVIA BANK N.A.), 3.70%, 05/01/39(a)	6,600,000
1,200,000	New York State, Environmental Quality Commerical Paper, Series 98-A, (BAYERISCHE LANDESBANK — 33%/JP MORGAN CHASE & CO.-33%/LANDESBANK HESSEN-THURINGEN — 33%), 3.49%, 12/06/06	1,200,000

See Notes to Financial Statements.

7

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
$15,000,000	New York State, Environmental Quality General Obligation Bonds, Series G, (WESTDEUTSCHE LANDESBANK), 3.61%, 11/30/18(a)	$15,000,000
7,500,000	New York State, Housing Finance Agency Revenue Bonds, Service Contracts, Series E, (BNP PARIBAS), 3.72%, 03/15/27(a)	7,500,000
14,100,000	New York State, Housing Finance Agency Revenue Bonds, Service Contracts, Series I, (LANDESBANK HESSEN-THURINGEN), 3.75%, 03/15/31	14,100,000
3,675,000	New York State, Local Assistance Corporation Revenue Bonds, Series A, (BAYERISCHE LANDESBANK — 50%/WESTDEUTSCHE LANDESBANK — 50%), 3.70%, 04/01/22(a)	3,675,000
2,000,000	New York State, Metropolitan Transit Authority Revenue Bonds, Sub-Series E-2, (FORTIS BANK N.V.), 3.70%, 11/01/35(a)	2,000,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $126,235,000)	126,235,000

Shares		Value
REGISTERED INVESTMENT COMPANIES — 0.02%
95,662	BlackRock Institutional New York Money Market Fund	$95,662
1	Dreyfus New York Tax Exempt Fund	1

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $95,663)	95,663

TOTAL INVESTMENTS (Cost $419,526,280)	100.62%	$419,526,280
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.62)	(2,603,216)

NET ASSETS	100.00%	$416,923,064

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2006.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $165,489,998 or 39.69% net assets.

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

Notes (The following notes have not been audited by Deloitte & Touche LLP):

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2006, approximately 30% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 2006, 100% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.

See Notes to Financial Statements.

8

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	69.55%	$289,989,998
General Obligation Bonds	24.74	103,130,619
Commercial Paper	6.31	26,310,000
Registered Investment Companies	0.02	95,663

Total Investments	100.62%	$419,526,280
Liabilities in Excess of Other Assets	(0.62)	(2,603,216)

Net Assets	100.00%	$416,923,064

See Notes to Financial Statements.

9

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Tax-Exempt Money Fund

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 85.66%
$14,000,000	Anne Arundel County, Maryland, Commercial Paper, Series B, 3.55%, 04/05/07	$14,000,000
21,000,000	Arizona State, Salt River Project Commercial Paper, 3.54%, 12/04/06	21,000,000
17,900,000	Arizona State, Salt River Project Commercial Paper, 3.58%, 12/06/06	17,900,000
22,250,000	Arizona State, Salt River Project Commercial Paper, Series B, 3.54%, 12/05/06	22,250,000
10,000,000	Austin, Texas, Independent School District Commercial Paper, Series 2005-A, 3.58%, 02/12/07	10,000,000
51,060,000	Austin, Texas, Water & Wastewater System Revenue Bonds, (FSA), 3.78%, 05/15/24(a)	51,060,000
25,900,000	Baltimore County, Maryland, Commercial Paper, 3.55%, 12/07/06	25,900,000
15,640,000	Bastrop, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2003-23, 3.79%, 02/15/11(a)(b)	15,640,000
6,000,000	Bristol, Connecticut, General Obligation Bond Anticipation Notes, 4.00%, 12/06/06	6,006,001
14,065,000	Bryan, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-16, 3.79%, 02/15/13(a)(b)	14,065,000
51,700,000	Burke County, Georgia, Olgethorpe Power Development Authority Commercial Paper, Series 98-A (AMBAC), 3.58%, 12/28/06	51,700,000

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$40,180,000	California State, General Obligation Bonds, TOCS, Series HH, (FSA), 3.77%, 07/03/13(a)(b)	$40,180,000
15,835,000	Cedar Hill, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-19, 3.79%, 07/01/13(a)(b)	15,835,000
28,070,000	Chicago, Illinois, General Obligation Bonds, PUTTERS, Series 1277, (FSA), 3.78%, 01/01/14(a)(b)	28,070,000
29,895,000	Chicago, Illinois, General Obligation Bonds, Series B, (FGIC), 3.74%, 01/01/37(a)	29,895,000
10,000,000	Cobb County, Georgia, General Obligation Tax Anticipation Notes, 4.50%, 12/29/06	10,022,592
19,050,000	Colorado Springs, Colorado, Utilities Revenue Bonds, Series A, 3.78%, 11/01/23(a)	19,050,000
20,000,000	Colorado State, Regional Transportation District Commercial Paper, 3.55%, 03/07/07	20,000,000
25,995,000	Cypress Fairbanks, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2003-22, 3.79%, 02/15/11(a)(b)	25,995,000
16,685,000	Dallas, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-6, 3.79%, 02/15/12(a)(b)	16,685,000
29,630,000	Dallas, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-1, 3.79%, 08/15/12(a)(b)	29,630,000

See Notes to Financial Statements.

10

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$12,200,000	Dallas, Texas, North Texas Tollway Systems Revenue Bonds, Series C, (FGIC), 3.77%, 01/01/25(a)	$12,200,000
26,061,000	Dallas, Texas, Water & Sewer Commercial Paper, Series B, 3.55%, 03/01/07	26,061,000
12,935,000	Denton, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-21, 3.79%, 08/15/12(a)(b)	12,935,000
14,635,000	Detroit, Michigan, Munitops Certificates Trust, City School District General Obligation Bonds, Series 2004-39, (FGIC), 3.78%, 05/01/11(a)(b)	14,635,000
55,000,000	Detroit, Michigan, Sewage Disposal, Revenue Bonds, Series C-2, (FGIC), 3.75%, 07/01/29(a)	55,000,001
23,510,000	District of Columbia, General Obligation Bonds, Series D, (FGIC), 3.77%, 06/01/29(a)	23,510,000
13,300,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue Bonds, Exxon Project, 3.75%, 11/01/19(a)	13,300,000
17,160,000	Florida State, Board of Education Lottery Revenue Bonds, ROCS, (AMBAC), 3.78%, 07/01/25(a)(b)	17,160,107
3,500,000	Fort Bend, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 1999-6, 3.77%, 03/07/07(a)(b)	3,500,000
9,265,000	Frisco, Texas, Munitops Certificates Trust, General Obligation Bonds, 3.79%, 08/15/11(a)(b)	9,265,000

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$17,235,000	Fulton County, Georgia, Water & Sewage Revenue Bonds, Floating Rate Certificates, Series 1120, (FGIC), 3.78%, 01/01/30(a)(b)	$17,235,000
8,500,000	Garden State Preservation Trust, New Jersey, Open Space & Farmland Revenue Bonds, Floating Rate Certificates, Series 860, (FSA), 3.76%, 11/01/17(a)(b)	8,500,000
8,745,000	Georgia State, General Obligation Bonds, Floating Rate Certificates, Series 647, 3.78%, 05/01/22(a)(b)	8,745,000
9,995,000	Harlandale, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2005-22, 3.79%, 08/15/13(a)(b)	9,995,000
25,000,000	Harris County, Texas, General Obligation Bonds, Tax Anticipation Notes, 4.25%, 02/28/07	25,075,145
32,500,000	Harris County, Texas, General Obligation Bonds, Tax Anticipation Notes, 4.50%, 02/28/07	32,630,189
14,295,000	Hawaii State, General Obligation Bonds, ROCS, (FSA), 3.78%, 03/01/26(a)(b)	14,295,000
10,420,000	Hawaii State, Munitops Certificates Trust, General Obligation Bonds (FSA), 3.77%, 07/01/10(a)(b)	10,420,000
22,000,000	Hockley County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds, Amoco Project — Standard Oil Co., 3.65%, 03/01/14(a)	21,993,490

See Notes to Financial Statements.

11

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$19,300,000	Hockley County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds, Amoco Project — Standard Oil Co., 3.68%, 11/01/19(a)	$19,300,000
10,750,000	Houston, Texas, Commercial Paper, Series D, 3.50%, 12/13/06	10,746,658
9,995,000	Houston, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-35, (PSF-GTD), 3.79%, 02/15/13(a)(b)	9,995,000
12,600,000	Houston, Texas, Utility System Revenue Bonds, TOCS, Series A, (FSA), 3.78%, 05/15/12(a)(b)	12,600,000
25,400,000	Intermountain Power Agency, Utah, Commercial Paper, Series B, 3.52%, 12/08/06	25,400,000
14,700,000	Iowa State, Finance Authority Small Business Development Revenue Bonds, Multi-Familty Housing, Village Court Associates, DuPont, Series B, 3.81%, 11/01/15(a)	14,700,000
12,340,000	Jackson County, Mississippi, Water Systems General Obligation Bonds, Chervon Corp., 3.70%, 11/01/24(a)	12,340,000
8,505,000	Jacksonville, Florida, Electric Authority Revenue Bonds, Floating Rate Certificates, Series N-8, 3.78%, 10/01/23(a)(b)	8,505,000
35,000,000	Jacksonville, Florida, Electrical Systems Commercial Paper, Series 2000-A, 3.65%, 11/07/06	35,000,000

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$30,000,000	Jacksonville, Florida, Electrical Systems Commercial Paper, Series 2000-A, 3.65%, 11/16/06	$30,000,000
8,955,000	Judson, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2003-36, 3.79%, 02/01/11(a)(b)	8,955,000
13,300,000	Kansas City, Missouri, Industrial Development Authority Revenue Bonds, Downtown Redevelopment District, Series A, (AMBAC), 3.77%, 12/01/32(a)	13,300,000
18,060,000	Maryland State, Health & Higher Educational Facilities Authority Commercial Paper, 3.58%, 10/02/06	18,060,000
7,510,000	Michigan State, Building Authority Revenue Bonds, Floating Rate Certificates, Series 886, (MBIA), 3.78%, 10/15/17(a)(b)	7,510,000
10,600,000	Michigan State, Building Authority Revenue Bonds, PUTTERS, Series 1479, (FGIC), 3.78%, 04/15/14(a)(b)	10,600,000
5,195,000	Michigan State, Municipal Bond Authority Revenue Bonds, PUTTERS, Series 453, 3.78%, 05/01/12(a)(b)	5,195,000
13,000,000	Montgomery County, Maryland, Commercial Paper, Series 2002, 3.52%, 12/06/06	13,000,000
20,700,000	Mount Vernon, Indiana, Pollution Control & Solid Waste Disposal Revenue Bonds, General Electric Company Project, 3.78%, 12/01/14(a)	20,700,000

See Notes to Financial Statements.

12

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$23,360,000	New York City, New York, Metropolitan Transportation Authority Revenue Bonds, EAGLE, Class A, (AMBAC), 3.78%, 11/15/30(a)(b)	$23,360,000
16,495,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, EAGLE, Class A, (FSA), 3.78%, 06/15/36(a)(b)	16,495,000
8,745,000	New York City, New York, Transitional Finance Authority Revenue Bonds, PUTTERS, Series 468, (MBIA), 3.78%, 02/01/11(a)(b)	8,745,000
45,000,000	New York City, New York, Water & Sewer Authority Commercial Paper, 3.53%, 11/06/06	45,000,000
11,050,000	New York State, Power Authority General Obligation Bonds, 3.60%, 03/01/20(a)	11,050,000
12,160,000	North Carolina State, General Obligation Bonds, PUTTERS, Series 465, 3.78%, 05/01/11(a)(b)	12,160,000
10,260,000	North Carolina State, General Obligation Bonds, PUTTERS, Series 466, 3.78%, 03/01/12(a)(b)	10,260,000
7,340,000	North Texas, Municipal Water District, Water Systems Revenue Bonds, ROCS, (MBIA), 3.78%, 09/01/26(a)(b)	7,340,000
7,680,000	Ohio State, General Obligation Bonds, PUTTERS, Series 1295, 3.78%, 05/01/14(a)(b)	7,680,000
10,000,000	Oklahoma State, Water Resource Board Revenue Bonds, Loan Program, 3.60%, 09/01/24(a)	10,000,000

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$10,000,000	Oklahoma State, Water Resource Board Revenue Bonds, Loan Program, 3.60%, 09/01/32(a)	$10,000,000
45,700,000	Omaha, Nebraska, Public Power Distribution Commercial Paper, 3.58%, 10/12/06	45,700,000
21,000,000	Oregon State, General Obligation Bonds, Tax Anticipation Notes, Series A, 4.50%, 11/27/06	21,025,128
9,995,000	Pennsylvania State, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2003-8, (FGIC), 3.76%, 03/15/11(a)(b)	9,995,000
36,000,000	Pennsylvania State, Turnpike Commission Revenue Bonds, Series A-2, 3.78%, 12/01/30(a)	36,000,000
9,460,000	Pflugerville, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-17, 3.79%, 02/15/13(a)(b)	9,460,000
3,905,000	Phoenix, Arizona, Civic Improvement Corp., Excise Tax Revenue Bonds, EAGLE, Class A, 3.79%, 07/01/17(a)(b)	3,905,000
7,440,000	Salt River Project, Arizona, Agricultural Improvement & Power Distribution Electrical Systems Revenue Bonds, ROCS, 3.78%, 01/01/31(a)(b)	7,440,000
40,000,000	San Antonio, Texas, Water Revenue Bonds, EAGLE, Class A, (MBIA), 3.79%, 05/15/40(a)(b)	40,000,000

See Notes to Financial Statements.

13

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$14,500,000	San Antonio, Texas, Water Revenue Bonds, EAGLE, Class A, (MBIA), 3.79%, 05/15/40(a)(b)	$14,500,000
44,600,000	San Antonio, Texas, Water Systems Commercial Paper, Series 2001-A, 3.57%, 12/13/06	44,600,000
13,205,000	South Carolina State, Public Service Authority Revenue Bonds, PUTTER, Series 1198, (MBIA), 3.78%, 07/01/13(a)(b)	13,205,000
44,000,000	St. James Parish, Louisiana, Pollution Control Commercial Paper, Texaco Project, 3.57%, 12/12/06	44,000,000
37,200,000	Texas State, Tax & Revenue Antipation Notes, 4.50%, 08/31/07	37,508,748
11,000,000	Texas State, Transportation Commision Revenue Bonds, PUTTERS, Series 1324, 3.78%, 04/01/14(a)(b)	11,000,000
32,000,000	University of North Carolina, Board of Governors Commercial Paper, Series 2004-B, 3.58%, 12/14/06	32,000,000
13,700,000	University of Texas, Commercial Paper, Series A, 3.60%, 11/21/06	13,700,000
18,810,000	University of Texas, University Revenue Bonds, EAGLE, Class A, 3.79%, 08/15/37(a)(b)	18,810,000
5,535,000	University of Texas, University Revenue Bonds, PUTTER, Series 592, 3.78%, 08/15/12(a)(b)	5,535,000
3,300,000	University of Virginia, University Revenue Bonds, EAGLE, Series A, 3.79%, 06/01/33(a)(b)	3,300,000

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$14,349,500	Virginia Commonwealth, Transportation Board, Revenue Bonds, Floating Rate Certificates, Series 727, 3.78%, 05/15/19(a)(b)	$14,349,500
8,590,000	Wake County, North Carolina, Commercial Paper, General Obligation Bond Anticipation Notes, 3.55%, 02/13/07	8,590,000
21,870,000	Wake County, North Carolina, Commercial Paper, General Obligation Bond Anticipation Notes, 3.58%, 02/13/07	21,870,000
9,745,000	Washoe County, Nevada, General Obligation Bonds, Floating Rate Certificates, Series 1241, (MBIA), 3.78%, 01/01/35(a)(b)	9,745,000
39,643,000	Wisconsin State, Transportation Authority Commercial Paper, 3.60%, 03/07/07	39,643,000
5,265,000	Yoakum County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds, Amoco Project, 3.68%, 11/01/19(a)	5,265,000
8,140,000	York County, South Carolina, School District 4 General Obligation Bonds, Fort Mill, TOCS, Series F, 3.78%, 03/09/12(a)(b)	8,140,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $1,778,621,559)	1,778,621,559

TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — 11.13%
15,000,000	Atlanta, Georgia, Metropolitan Transit Authority, Sales Tax Commercial Paper, (DEXIA CREDIT LOCAL), 3.55%, 03/08/07	15,000,000

See Notes to Financial Statements.

14

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
$30,000,000	Atlanta, Georgia, Metropolitan Transit Authority, Sales Tax Commercial Paper, (DEXIA CREDIT LOCAL), 3.53%, 04/05/07	$30,000,000
25,150,000	Austin, Texas, Utilities Commercial Paper, Series A, (JP MORGAN CHASE BANK-41%/STATE STREET BANK & TRUST-33%/BAYERISCHE LANDESBANK-26%), 3.75%, 10/10/06	25,150,000
29,900,000	Baltimore, Maryland, Port Facilities Authority Revenue Bonds, (BNP PARIBAS), 3.50%, 10/14/11(a)	29,900,000
14,700,000	Colorado Springs, Colorado, School Disctrict No. 11 Facilities Corp. Certificate of Participation, Series A, (FSA) (WESTDEUTSCHE LANDESBANK), 3.76%, 12/01/17(a)	14,700,000
17,100,000	Des Moines, Iowa, Hospital Facilities Authority Revenue Bonds, Methodist Medical Center Project, (BANK OF AMERICA N.A.), 3.77%, 08/01/15(a)	17,100,000
13,200,000	District of Columbia, Phillips College Issue Revenue Bonds, (BANK OF AMERICA N.A.), 3.74%, 08/01/33(a)	13,200,000
31,900,000	Illinois State, Development Finance Authority Revenue Bonds, Chicago Symphony Orchestra, (NORTHERN TRUST COMPANY), 3.75%, 12/01/28(a)	31,900,000
17,100,000	Indiana State, Development Finance Authority Revenue Bonds, Educational Facilities, Indianapolis Museum, (WACHOVIA BANK N.A.), 3.78%, 02/01/36(a)	17,100,000

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
$22,500,000	Indiana State, Municipal Power Agency, Power Supply System Revenue Bonds, Series A, (DEXIA CREDIT LOCAL), 3.75%, 01/01/18(a)	$22,500,000
7,000,000	Kenton County, Kentucky, Industrial Building Authority Revenue Bonds, Redken Labs, Inc. Project, (JP MORGAN CHASE BANK), 3.52%, 12/01/14(a)	7,000,000
7,535,000	New Haven, Connecticut, Commercial Paper, Series 2002-A, (LANDESBANK HESSEN), 3.55%, 10/06/06	7,535,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $231,085,000)	231,085,000

Shares
REGISTERED INVESTMENT COMPANIES — 0.03%
1	BlackRock Muni Fund	1
633,984	Dreyfus Tax Exempt Cash Fund	633,984

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $633,985)	633,985

TOTAL INVESTMENTS (Cost $2,010,340,544)	96.82%	$2,010,340,544
OTHER ASSETS IN EXCESS OF LIABILITIES	3.18	66,070,283

NET ASSETS	100.00%	$2,076,410,827

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2006.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September, 2006, these securities amounted to $631,569,607 or 30.42% of net assets.

See Notes to Financial Statements.

15

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Tax-Exempt Money Fund — (continued)

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

PSF-GTD—Permanent School Fund – Guaranteed

Notes (The following notes have not been audited by Deloitte & Touche LLP):

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2006, approximately 11.13% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

State Diversification	% of Net Assets	Market Value
Texas	29.68%	$616,190,230
Georgia	6.39	132,702,592
New York	5.04	104,650,000
Maryland	4.86	100,860,000
Illinois	4.50	93,365,000
Michigan	4.48	92,940,001
Florida	4.37	90,665,107
North Carolina	4.09	84,880,000
Arizona	3.49	72,495,000
Indiana	2.90	60,300,000
Louisiana	2.76	57,300,000
Colorado	2.59	53,750,000
Pennsylvania	2.21	45,995,000
Nebraska	2.20	45,700,000
California	1.93	40,180,000
Wisconsin	1.91	39,643,000
District of Columbia	1.77	36,710,000
Iowa	1.53	31,800,000
Utah	1.22	25,400,000
Hawaii	1.19	24,715,000
South Carolina	1.03	21,345,000
Oregon	1.01	21,025,128
Oklahoma	0.96	20,000,000
Virginia	0.85	17,649,500
Ohio	0.72	15,020,000
Connecticut	0.65	13,541,001
Missouri	0.64	13,300,000
Massachusetts	0.60	12,340,000
Nevada	0.47	9,745,000
New Jersey	0.41	8,500,000
Kentucky	0.34	7,000,000
Registered Investment Company	0.03	633,985

Total Investments	96.82%	$2,010,340,544
Other Assets in Excess of Liabilities	3.18	66,070,283

Net Assets	100.00%	$2,076,410,827

See Notes to Financial Statements.

16

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Treasury Money Fund

Principal Amount		Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.63%
$19,000,000	Federal Home Loan Bank, Discount Note, 4.75%, 10/02/06	$18,997,493

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $18,997,493)	18,997,493

U.S. TREASURY OBLIGATIONS — 90.60%
80,000,000	4.76%, 10/05/06(a)	79,957,823
75,000,000	4.67%, 10/12/06(a)	74,893,258
20,000,000	4.43%, 10/26/06(a)	19,938,646
25,000,000	4.91%, 12/07/06(a)	24,774,433

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $199,564,160)	199,564,160

Shares		Value
REGISTERED INVESTMENT COMPANY — 1.21%
2,659,893	Dreyfus Treasury Prime Cash Management Fund	$2,659,893

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $2,659,893)	2,659,893

TOTAL INVESTMENTS (Cost $221,221,546)	100.44%	$221,221,546
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.44)	(977,384)

NET ASSETS	100.00%	$220,244,162

(a)	The rate shown is the effective yield at the time of purchase.

Discount Note—The rate reported is the discount rate at the time of purchase.

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Portfolio Diversification	% of Net Assets	Value
U.S. Treasury Obligations	90.60%	$199,564,160
U.S. Government & Agency Obligations	8.63	18,997,493
Registered Investment Company	1.21	2,659,893

Total Investments	100.44%	$221,221,546
Liabilities in Excess of Other Assets	(0.44)	(977,384)

Net Assets	100.00%	$220,244,162

See Notes to Financial Statements.

17

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2006 (Unaudited)

	Government Money Fund	Money Fund	New York Tax-Exempt Money Fund	Tax-Exempt Money Fund	Treasury Money Fund
ASSETS:
Investments, at cost–see accompanying portfolios	$179,075,023	$1,086,250,012	$419,526,280	$2,010,340,544	$221,221,546

Investments, at value (including Repurchase Agreements) (Note 1)	$179,075,023	$1,086,250,012	$419,526,280	$2,010,340,544	$221,221,546
Cash	—	—	—	140,081	1
Dividends and interest receivable	195,026	1,318,389	2,777,516	12,525,317	8,571
Receivable for investments sold	—	—	—	62,249,646	—
Receivable for fund shares sold	—	5,963	—	—	—
Prepaid expenses and other assets	4,023	9,033	5,507	11,712	3,203

Total Assets	179,274,072	1,087,583,397	422,309,303	2,085,267,300	221,233,321
LIABILITIES:
Payable for dividends declared	1,190,449	4,139,727	859,395	5,075,423	732,776
Payable for investments purchased	—	—	4,230,915	2,500,000	—
Investment advisory fees payable (Note 2)	26,958	122,969	54,482	223,304	35,098
Administration fees payable (Note 2)	40,257	160,846	51,312	264,842	35,196
Shareholder servicing fees payable (Note 2)	76,589	226,184	111,287	444,536	97,582
Directors’ fees and expense payable (Note 2)	4,061	14,630	3,871	20,016	3,569
Accrued expenses and other payables	105,478	336,871	74,977	328,352	84,938

Total Liabilities	1,443,792	5,001,227	5,386,239	8,856,473	989,159

NET ASSETS	$177,830,280	$1,082,582,170	$416,923,064	$2,076,410,827	$220,244,162

NET ASSETS consist of:
Undistributed (distributions in excess of) net investment income	$—	$—	$—	$(9,821)	$(3,694)
Accumulated net realized gain (loss) on investments	(25,080)	(40,526)	(780)	120,846	2,555
Par value (Note 4)	177,927	1,082,827	416,925	2,076,550	220,255
Paid in capital in excess of par value	177,677,433	1,081,539,869	416,506,919	2,074,223,252	220,025,046

Net Assets	$177,830,280	$1,082,582,170	$416,923,064	$2,076,410,827	$220,244,162

Net Assets:
Shares	$177,830,280	$615,687,071	$416,923,064	$2,076,410,827	$220,244,162
Institutional Shares	—	466,895,099	—	—	—
Shares outstanding (Note 4):
Shares	177,927,097	615,929,932	416,924,754	2,076,549,654	220,255,428
Institutional Shares	—	466,897,359	—	—	—
NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding):
Shares	$1.00	$1.00	$1.00	$1.00	$1.00

Institutional Shares	—	$1.00	—	—	—

See Notes to Financial Statements.

18

Excelsior Funds

Statements of Operations

For the Six Months Ended September 30, 2006 (Unaudited)

	Government Money Fund	Money Fund	New York Tax-Exempt Money Fund	Tax-Exempt Money Fund	Treasury Money Fund
INVESTMENT INCOME:
Interest income	$10,543,717	$39,952,559	$7,353,489	$37,702,611	$8,714,732

EXPENSES:
Investment advisory fees (Note2)	517,912	1,932,633	1,048,344	2,673,914	540,318
Administration fees (Note 2)	312,669	1,166,753	316,449	1,614,272	271,829
Shareholder servicing fees—Shares (Note 2)	517,912	1,237,072	524,175	2,673,914	450,252
Transfer agent fees	12,245	51,780	12,078	15,297	11,850
Legal and audit fees	12,976	24,067	12,892	31,945	12,795
Custodian fees	14,278	38,657	16,845	53,484	12,271
Directors’ fees and expenses (Note 2)	8,138	29,744	7,959	40,071	6,729
Miscellaneous expenses	35,095	102,798	29,991	108,520	31,361

Total Expenses	1,431,225	4,583,504	1,968,733	7,211,417	1,337,405
Fees waived and reimbursed by: Investment Adviser (Note 2)	(291,817)	(1,027,263)	(710,727)	(1,328,796)	(256,780)

Net Expenses	1,139,408	3,556,241	1,258,006	5,882,621	1,080,625

NET INVESTMENT INCOME	9,404,309	36,396,318	6,095,483	31,819,990	7,634,107

REALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on security transactions	2,900	—	(780)	26,797	2,555

Net increase in net assets resulting from operations	$9,407,209	$36,396,318	$6,094,703	$31,846,787	$7,636,662

See Notes to Financial Statements.

19

Excelsior Funds

Statements of Changes in Net Assets

	Government Money Fund		Money Fund
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Net investment income	$9,404,309	$14,326,304	$36,396,318	$52,416,558
Net realized gain (loss) on security transactions	2,900	(224)	—	(4,889)

Net increase in net assets resulting from operations	9,407,209	14,326,080	36,396,318	52,411,669

Distributions to shareholders:
From net investment income
Shares	(9,404,309)	(14,326,304)	(22,843,442)	(32,581,762)
Institutional Shares	—	—	(13,552,876)	(19,834,796)
From net realized gain on investments Shares	—	—	—	—

Total distributions	(9,404,309)	(14,326,304)	(36,396,318)	(52,416,558)

Increase (decrease) in net assets from fund share transactions (Note 4)	(232,400,575)	(85,798,349)	(472,553,502)	(175,199,854)

Net increase (decrease) in net assets	(232,397,675)	(85,798,573)	(472,553,502)	(175,204,743)

NET ASSETS:
Beginning of period	410,227,955	496,026,528	1,555,135,672	1,730,340,415

End of period (1)	$177,830,280	$410,227,955	$1,082,582,170	$1,555,135,672

(1) Including undistributed (distributions in excess of) net investment income	$—	$—	$—	$—

See Notes to Financial Statements.

20

New York Tax-Exempt Money Fund		Tax-Exempt Money Fund		Treasury Money Fund
Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
$6,095,483	$9,085,180	$31,819,990	$47,504,669	$7,634,107	$10,553,148
(780)	7,841	26,797	177,930	2,555	19,089

6,094,703	9,093,021	31,846,787	47,682,599	7,636,662	10,572,237

(6,100,324)	(9,089,166)	(31,819,991)	(47,540,889)	(7,638,359)	(10,559,242)
—	—	—	—	—	—
—	—	—	(83,881)	—	(14,837)

(6,100,324)	(9,089,166)	(31,819,991)	(47,624,770)	(7,638,359)	(10,574,079)

(30,936,424)	38,609,252	(85,789,304)	124,313,013	(145,441,952)	(62,318,509)

(30,942,045)	38,613,107	(85,762,508)	124,370,842	(145,443,649)	(62,320,351)

447,865,109	409,252,002	2,162,173,335	2,037,802,493	365,687,811	428,008,162

$416,923,064	$447,865,109	$2,076,410,827	$2,162,173,335	$220,244,162	$365,687,811

$—	$4,841	$(9,821)	$(9,820)	$(3,694)	$558

See Notes to Financial Statements.

21

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gain on Investments
GOVERNMENT MONEY FUND — (5/8/85*)
Shares
Six Months Ended September 30, 2006 (Unaudited)	$1.00	$0.02276	(2)	$0.00004	(2)	$0.02280	$(0.02280)	$—
Year Ended March 31,
2006	1.00	0.03152	(2)	0.00024	(2)	0.03176	(0.03176)	—
2005	1.00	0.01250	(2)	0.00003		0.01253	(0.01253)	—
2004	1.00	0.00625		—		0.00625	(0.00625)	—
2003	1.00	0.01199		(0.00039)		0.01160	(0.01160)	—
2002	1.00	0.02585		0.00038		0.02623	(0.02623)	—
MONEY FUND — (5/3/85*)
Shares
Six Months Ended September 30, 2006 (Unaudited)	$1.00	$0.02314	(2)	$0.00003	(2)	$0.02317	$(0.02317)	$—
Year Ended March 31,
2006	1.00	0.03207	(2)	0.00015	(2)	0.03222	(0.03222)	—
2005	1.00	0.01275	(2)	0.00010		0.01285	(0.01285)	—
2004	1.00	0.00662		—		0.00662	(0.00662)	—
2003	1.00	0.01255		(0.00010)		0.01245	(0.01245)	—
2002	1.00	0.02741		0.00010		0.02751	(0.02751)	—
NEW YORK TAX-EXEMPT MONEY FUND — (8/3/98*)
Shares
Six Months Ended September 30, 2006 (Unaudited)	$1.00	$0.01458	(2)	$0.00002	(2)	$0.01460	$(0.01460)	$—
Year Ended March 31,
2006	1.00	0.02150	(2)	(0.00012	)(2)	0.02138	(0.02138)	—
2005	1.00	0.00822	(2)	0.00023		0.00845	(0.00845)	—
2004	1.00	0.00491		0.00006		0.00497	(0.00490)	(0.00007)
2003	1.00	0.00884		(0.00007)		0.00877	(0.00873)	(0.00004)
2002	1.00	0.01758		0.00011		0.01769	(0.01769)	—
TAX-EXEMPT MONEY FUND — (5/24/85*)
Shares
Six Months Ended September 30, 2006 (Unaudited)	$1.00	$0.01492	(2)	$—	(2)	$0.01492	$(0.01492)	$—
Year Ended March 31,
2006	1.00	0.02229	(2)	—	(2)	0.02229	(0.02225)	(0.00004)
2005	1.00	0.00966	(2)	—	(2)	0.00966	(0.00966)	—
2004	1.00	0.00546		0.00029		0.00575	(0.00560)	(0.00015)
2003	1.00	0.00967		(0.00002)		0.00965	(0.00964)	(0.00001)
2002	1.00	0.01862		0.00013		0.01875	(0.01865)	(0.00010)
TREASURY MONEY FUND — (2/13/91*)
Shares
Six Months Ended September 30, 2006 (Unaudited)	$1.00	$0.02125	(2)	$0.00006	(2)	$0.02131	$(0.02131)	$—
Year Ended March 31,
2006	1.00	0.02855	(2)	0.00036	(2)	0.02891	(0.02887)	(0.00004)
2005	1.00	0.00988	(2)	0.00031		0.01019	(0.01019)	—
2004	1.00	0.00484		0.00002		0.00486	(0.00485)	(0.00001)
2003	1.00	0.01085		0.00004		0.01089	(0.01089)	—
2002	1.00	0.02451		(0.00002)		0.02449	(0.02449)	—
*Commencement	of Operations.
(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes per share amounts are based on average shares outstanding.

See Notes to Financial Statements.

22

Total Distributions	Net Asst Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets(1)		Ratio of Net Investment Income to Average Net Assets

$(0.02280)	$1.00	2.30	%(3)	$177,830	0.55	%(4)	0.69	%(4)	4.54	%(4)

(0.03176)	1.00	3.22%		410,228	0.53%		0.69%		3.15%
(0.01253)	1.00	1.26%		496,027	0.46%		0.71%		1.25%
(0.00625)	1.00	0.63%		544,721	0.45%		0.54%		0.62%
(0.01160)	1.00	1.17%		594,496	0.39%		0.47%		1.21%
(0.02623)	1.00	2.65%		795,287	0.43%		0.49%		2.72%

$(0.02317)	$1.00	2.34	%(3)	$615,687	0.55	%(4)	0.68	%(4)	4.62	%(4)

(0.03222)	1.00	3.27%		1,032,384	0.53%		0.69%		3.21%
(0.01285)	1.00	1.29%		1,105,053	0.46%		0.70%		1.28%
(0.00662)	1.00	0.66%		1,141,562	0.45%		0.73%		0.67%
(0.01245)	1.00	1.25%		1,787,852	0.39%		0.43%		1.25%
(0.02751)	1.00	2.79%		1,802,136	0.44%		0.74%		2.76%

$(0.01460)	$1.00	1.47	%(3)	$416,923	0.60	%(4)	0.94	%(4)	2.91	%(4)

(0.02138)	1.00	2.16%		447,865	0.60%		0.94%		2.15%
(0.00845)	1.00	0.85%		409,252	0.55%		0.97%		0.82%
(0.00497)	1.00	0.50%		490,099	0.50%		0.75%		0.49%
(0.00877)	1.00	0.88%		548,574	0.44%		0.49%		0.89%
(0.01769)	1.00	1.78%		696,093	0.48%		0.71%		1.76%

$(0.01492)	$1.00	1.50	%(3)	$2,076,411	0.55	%(4)	0.67	%(4)	2.98	%(4)

(0.02229)	1.00	2.25%		2,162,173	0.53%		0.68%		2.23%
(0.00966)	1.00	0.97%		2,037,802	0.46%		0.69%		0.97%
(0.00575)	1.00	0.58%		2,044,676	0.44%		0.58%		0.56%
(0.00965)	1.00	0.97%		2,281,263	0.39%		0.54%		0.97%
(0.01875)	1.00	1.89%		2,522,455	0.44%		0.58%		1.85%

$(0.02131)	$1.00	2.15	%(3)	$220,244	0.60	%(4)	0.74	%(4)	4.24	%(4)

(0.02891)	1.00	2.93%		365,688	0.58%		0.74%		2.86%
(0.01019)	1.00	1.02%		428,008	0.55%		0.75%		0.99%
(0.00486)	1.00	0.49%		519,722	0.50%		0.57%		0.49%
(0.01089)	1.00	1.09%		571,998	0.45%		0.53%		1.08%
(0.02449)	1.00	2.48%		604,281	0.48%		0.54%		2.42%
(3)	Not Annualized.
(4)	Annualized.

See Notes to Financial Statements.

23

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Significant Accounting Policies:

Excelsior Funds, Inc. (“Excelsior Fund”) and Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) were incorporated under the laws of the State of Maryland on August 2, 1984 and August 8, 1984, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-ended diversified management investment companies with the exception of Energy and Natural Resources Fund, Real Estate Fund, California Short-Intermediate Term Tax-Exempt Income Fund (formerly California Tax-Exempt Income Fund), New York Intermediate-Term Tax-Exempt Fund and New York Tax-Exempt Money Fund, each of which are non-diversified.

Excelsior Fund and Excelsior Tax-Exempt Fund currently offer shares in fifteen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Government Money Fund, Money Fund and Treasury Money Fund, portfolios of Excelsior Fund, and for New York Tax-Exempt Money Fund and Tax-Exempt Money Fund, portfolios of Excelsior Tax-Exempt Fund (each a “Fund”, collectively, the “Funds”). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

All Funds except for Money Fund offer one class of shares: Shares. The Money Fund offers two classes of shares: Shares and Institutional Shares. The financial highlights of the Institutional Shares as well as the financial statements for the remaining portfolios of Excelsior Fund and Excelsior Tax-Exempt Fund are presented separately.

It is each Fund’s policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. Each Fund has adopted certain investment portfolio valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Fund will not vary.

(a) Portfolio valuation:

Securities are valued at amortized cost, which has been determined by each Fund’s Board of Directors to represent the fair value of the Funds’ investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

24

(b) Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

(c) Repurchase agreements:

The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds’ custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

(d) Distributions to shareholders:

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

(e) Expense allocation:

Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Funds based on average daily net assets. Expenses attributable to a specific class of shares, such as shareholder servicing fees, are charged directly to that class.

(f) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No.48 — Accounting for Uncertainty in Tax Positions — An interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact on the funds, if any, of adopting FIN 48.

2.	Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions:

On March 31, 2006, United States Trust Company of New York converted to a national charter and changed its name to United States Trust Company, National Association (“USTC-NA”) and merged with U.S. Trust Company, N.A., with USTC-NA as the surviving entity. As of March 31, 2006, the Funds are advised by U.S. Trust New York Asset Management Division (“NYAMD”), a separate identifiable division of USTC-NA, or UST Advisers, Inc. (together with NYAMD, the “Advisers”), a wholly-owned subsidiary of

25

USTC-NA. USTC-NA is a wholly-owned subsidiary of US Trust Corporation, a registered bank holding company, which, in turn, is a wholly-owned subsidiary of The Charles Schwab Corporation. For the services provided pursuant to the Investment Advisory Agreements, each Adviser receives a fee, computed daily and paid monthly, as follows:

Government Money Fund	0.25%
Money Fund	0.25%
New York Tax-Exempt Money Fund	0.50%
Tax-Exempt Money Fund	0.25%
Treasury Money Fund	0.30%

UST Advisers, Inc. and BISYS Fund Services Ohio, Inc. (collectively, the “Administrators”) provide administrative services to the Funds. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Funds Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million and 0.150% over $400 million. The Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Emerging Markets Fund, International Equity Fund, International Fund and Pacific/Asia Fund. Administration fees payable by each Fund of the Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust are determined in proportion to the relative average daily net assets of the respective Funds for the period paid. For the six months ended September 30, 2006, administration fees charged to the Funds were as follows:

Administration Fees
Government Money Fund	$312,669
Money Fund	1,166,753
New York Tax-Exempt Money Fund	316,449
Tax-Exempt Money Fund	1,614,272
Treasury Money Fund	271,829

From time to time, in its sole discretion, each Adviser may undertake to waive a portion or all of the fees payable to it and may also reimburse the Funds for a portion of other expenses. For the six months ended September 30, 2006, the Advisers have contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Fund’s average daily net assets:

Government Money Fund-Shares	0.55%
Money Fund-Shares	0.55%
New York Tax-Exempt Money Fund-Shares	0.60%
Tax-Exempt Money Fund-Shares	0.55%
Treasury Money Fund-Shares	0.60%
Money Fund-Institutional Shares	0.30%

26

For the six months ended September 30, 2006, pursuant to the above, investment advisory fees waived by the Advisers were as follows:

Government Money Fund	$(291,817)
Money Fund	(1,027,263)
New York Tax-Exempt Money Fund	(710,727)
Tax-Exempt Money Fund	(1,328,796)
Treasury Money Fund	(256,780)

The Funds have entered into shareholder servicing agreements with various service organizations, which include Charles Schwab & Co. Inc. (“CS & Co.”) and UST Advisers, Inc. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a Fund or class level (where applicable). In consideration for these services, each service organization receives a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of the Funds’ shares held by each service organization’s customers, with the exception of the Institutional Shares of the Money Fund, which pays a fee of up to 0.15% of the average daily net assets of its shares. The Advisers, out of their own resources, may additionally compensate certain organizations for providing these and other services.

For the six months ended September 30, 2006, shareholder servicing fees paid to CS & Co. and UST Advisers, Inc. were as follows:

Government Money Fund	$543,242
Money Fund	1,267,238
New York Tax-Exempt Money Fund	529,056
Tax-Exempt Money Fund	2,701,263
Treasury Money Fund	455,399

BISYS Fund Services Limited Partnership (the “Distributor”) serves as the Distributor of the Funds. Shares of each Fund are sold without a sales charge on a continuous basis by the Distributor.

Each Independent Director of the Funds receives a total annual fee of $100,000 paid by the Funds and other affiliated registered investment companies managed by the Advisers. The Chairman of the Board receives an additional $30,000 and the Chairman of the Audit Committee receives an additional $15,000 for serving in those capacities. In addition, Directors are reimbursed by the Excelsior Fund and Excelsior Tax-Exempt Fund for reasonable expenses incurred when acting in their capacity as Directors.

3.	Federal Taxes:

It is the policy of the Excelsior Fund and Excelsior Tax-Exempt Fund that each Fund qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable earnings to its shareholders.

27

In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve-month periods ending October 31 and December 31 each calendar year.

Post-October losses are deemed to arise on the first business day of a Fund’s next taxable year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gains distributions will be reduced. At March 31, 2006, the following Funds had capital loss carryforwards available to offset future net capital gains through the indicated expiration dates.

	Expires
	2007	2008	2011	2012	2014	Total
Government Money Fund	$3,297	$18,903	$—	$5,556	$224	$27,980
Money Fund	—	—	11,662	23,975	4,889	40,526

4.	Capital Transactions:

Excelsior Fund has authorized capital of 35 billion shares of Common Stock, 29.3756 billion of which is currently classified to represent interests in certain classes of shares. Excelsior Tax-Exempt Fund has authorized capital of 24 billion shares of Common Stock, 15 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently classified for each Fund is as follows: 4 billion shares each of the Government Money Fund and Money Fund, 2.5 billion shares of Treasury Money Fund, 2 billion shares of New York Tax-Exempt Money Fund and 5.5 billion shares for Tax-Exempt Money Fund.

Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of each Fund’s Board of Directors. Since the Funds have sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

Capital Share Transactions

	Government Money Fund
	Six Months Ended 09/30/06	Year Ended 03/31/06
	Amounts	Amounts
Sold	$1,146,222,626	$2,577,232,059
Issued as reinvestment of dividends	358,404	735,293
Redeemed	(1,378,981,605)	(2,663,765,701)

Net Increase (Decrease)	$(232,400,575)	$(85,798,349)

28

	Money Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amounts	Shares	Amounts
Sold:
Shares	1,565,388,297	$1,565,388,310	3,427,610,450	$3,427,610,450
Institutional Shares	2,284,713,487	2,284,713,497	4,731,250,373	4,731,250,373
Issued as reinvestment of dividends:
Shares	1,624,264	1,624,264	2,259,420	2,259,420
Institutional Shares	4,866,750	4,866,750	7,428,066	7,428,066
Redeemed:
Shares	(1,983,709,941)	(1,983,709,980)	(3,502,534,923)	(3,502,534,923)
Institutional Shares	(2,345,436,333)	(2,345,436,343)	(4,841,213,240)	(4,841,213,240)

Net Increase (Decrease)	(472,553,476)	$(472,553,502)	(175,199,854)	$(175,199,854)

	New York Tax-Exempt Money Fund
	Six Months Ended 09/30/06	Year Ended 03/31/06
	Amounts	Amounts
Sold	$1,186,709,080	$2,399,705,970
Issued as reinvestment of dividends	899,444	1,554,586
Redeemed	(1,218,544,948)	(2,362,651,304)

Net Increase (Decrease)	$(30,936,424)	$38,609,252

	Tax-Exempt Money Fund
	Six Months Ended 09/30/06	Year Ended 03/31/06
	Amounts	Amounts
Sold	$4,946,296,167	$10,547,799,881
Issued as reinvestment of dividends	1,331,608	2,207,894
Redeemed	(5,033,417,079)	(10,425,694,762)

Net Increase (Decrease)	$(85,789,304)	$124,313,013

	Treasury Money Fund
	Six Months Ended 09/30/06	Year Ended 03/31/06
	Amounts	Amounts
Sold	$917,901,896	$3,260,733,468
Issued as reinvestment of dividends	1,638,816	2,191,117
Redeemed	(1,064,982,664)	(3,325,243,094)

Net Increase (Decrease)	$(145,441,952)	$(62,318,509)

29

5.	Guarantees:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

6.	Legal Proceedings:

United States Trust Company of New York and U.S. Trust Company, N.A. (formerly, co-investment advisers to the Funds and together referred to herein as “U.S. Trust”) and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September 2003 by the Office of the New York State Attorney General (the “NYAG”), and U.S. Trust was contacted by the Securities and Exchange Commission (the “SEC”), in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). U.S. Trust and the Companies have provided full cooperation with respect to these Investigations. As disclosed previously, these investigations focused on circumstances in which a small number of parties were permitted to engage in short-term trading of shares of certain of the Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and U.S. Trust has strengthened its policies and procedures to deter frequent trading of shares of the Excelsior Funds.

U.S. Trust, certain of its affiliates, the Companies and others have also been named in four class action lawsuits and two derivative actions which allege that U.S. Trust, certain of its affiliates, the Companies and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain of the Excelsior Funds managed by U.S. Trust. Each seeks unspecified monetary damages and related equitable relief.

The class and derivative actions described above were transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the fund shareholders class action and the derivative lawsuits. Several affiliates of U.S. Trust and individual defendants have also been dismissed. Plaintiffs’ claims under Sections 10(b) and 20(a) of the Securities Exchange Act and under Section 36(b) and 48(a) of the Investment Company Act, however, have not been dismissed. Discovery has commenced with respect to plaintiffs’ remaining claims.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information. U.S. Trust believes that the likelihood is remote that the pending Investigations and private lawsuits will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect U.S. Trust’s ability to provide investment management services to the Companies.

30

PROXY VOTING RESULTS (Unaudited)

Shareholders of the funds covered in this report approved all proposals described in the most recent Excelsior Funds’ proxy solicitation. A special meeting of the shareholders of each Company was held on June 28, 2006. The number of votes necessary to conduct the meeting and approve each proposal was obtained. The results of the votes of shareholders are listed below.

	No. of Shares
To elect the following Trustees/Directors:	Excelsior Tax-Exempt Funds, Inc.	Excelsior Funds, Inc.	Excelsior Funds Trust
Rodman L. Drake
Affirmative	1,532,964,121.805	1,740,717,964.670	95,050,424.716
Withhold	13,832,723.446	17,787,583.132	202,332.169

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Morrill Melton (“Mel”) Hall, Jr.
Affirmative	1,533,240,350.898	1,740,761,567.876	95,050,872.151
Withhold	13,556,494.353	17,743,979.926	201,884.734

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Roger M. Lynch
Affirmative	1,533,251,224.898	1,739,986,305.427	95,041,026.623
Withhold	13,545,620.353	18,519,242.375	211,730.262

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Jonathan Piel
Affirmative	1,532,152,688.455	1,740,751,593.666	95,049,674.684
Withhold	14,644,156.796	17,753,954.136	203,082.201

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

John D. Collins
Affirmative	1,533,226,642.455	1,740,306,918.296	95,039,201.847
Withhold	13,570,202.796	18,198,629.506	213,555.038

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Mariann Byerwalter
Affirmative	1,536,465,302.197	1,740,433,206.527	95,030,753.624
Withhold	10,331,543.054	18,072,341.275	222,003.261

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

William A. Hasler
Affirmative	1,536,244,377.085	1,740,536,576.011	94,998,826.965
Withhold	10,552,468.166	17,968,971.791	253,929.920

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

31

	No. of Shares
To elect the following Trustees/Directors:	Excelsior Tax-Exempt Funds, Inc.	Excelsior Funds, Inc.	Excelsior Funds Trust
Nils H. Hakansson
Affirmative	1,536,744,946.455	1,741,217,017.788	95,036,768.152
Withhold	10,051,898.796	17,288,530.014	215,988.733

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

James L. Bailey
Affirmative	1,536,575,209.898	1,740,391,054.231	95,043,383.542
Withhold	10,221,635.353	18,114,493.571	209,373.343

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Randall W. Merk
Affirmative	1,536,585,670.736	1,741,118,296.519	95,042,996.014
Withhold	10,211,174.515	17,387,251.283	209,760.871

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

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APPROVALS OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 (the “1940 Act”) requires that the initial approval of, as well as the continuation of, a fund’s investment advisory agreements must be specifically approved (1) by the vote of the Directors/Trustees (the “Directors”) or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the Directors who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the Directors must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Directors/Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements as amended through the date thereof (the “Advisory Agreements”) by and between Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (each a “Company,” and, collectively, the “Companies”), on behalf of each of their respective series (each a “Fund,” and, collectively, the “Funds”), with, on the one hand, U.S. Trust New York Asset Management Division, the separately identifiable division of United States Trust Company, National Association and, on the other hand, UST Advisers, Inc. (together, the “Advisers”).

In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the Advisers, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Board also receives a memorandum from counsel regarding the responsibilities of a fund’s board for the approval of investment advisory agreements. In addition, the Independent Directors receive advice from independent counsel to the Independent Directors, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of the Advisers, as appropriate.

As part of the renewal process and ongoing oversight of the advisory relationships, Independent Directors’ legal counsel sent an information request letter to the Advisers seeking certain relevant information. The responses by the Advisers were provided to the Directors for their review prior to their meeting, and the Directors were provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Directors, considered information specifically relating to its consideration of the continuation of the Advisory Agreements at meetings held on June 16, 2006 and September 29, 2006. At the June 16, 2006 meeting, the Board approved the continuation of the Advisory Agreements for a period of 90 days commencing July 31, 2006 and an amendment (“Amendment”) to the Advisory Agreement for the Core Bond Fund which would decrease the level of the advisory fee paid by the Fund, upon completion of the reorganization of the Core Bond, Total Return, and Income Funds. At the September 29, 2006 meeting, the Board, including a majority of

33

the Independent Directors, approved the renewal of the Advisory Agreements for an additional one-year period and ratified the Amendment. The Board’s approval of the continuation of the Advisory Agreements (including the Amendment) at the June 16, 2006 and September 29, 2006 meetings was based on consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at those meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Advisory Agreements, including the resources of the Advisers and their affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of the Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to the Advisers and their affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow, and whether fee levels in the Advisory Agreements reflect those economies of scale for the benefit of the Funds’ investors.

Nature, Extent and Quality of Services.    The Board considered the nature, extent and quality of the services provided by the Advisers to the Funds and the resources of the Advisers and their affiliates dedicated to the Funds. In this regard, the Board evaluated, among other things, the Advisers’ personnel, experience, performance history of various products, and compliance program. The Board considered that UST Advisers, Inc., pursuant to a separate Administration Agreement with the Funds, was also responsible for supervising the Funds’ accounting agent and sub-administrator, BISYS Fund Services Limited Partnership, in the performance of administrative, accounting and related services, including valuation of the Funds’ portfolio securities, yield calculations, reports and filings with regulatory authorities, as well as compliance monitoring and testing. The Board considered representations from the Advisers that the Advisers had allocated substantial resources and personnel, and had made significant financial expenditures and commitments, to the investment management and other operations of the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the Advisers to the Funds and the resources of the Advisers and their affiliates dedicated to the Funds supported renewal of the Advisory Agreements.

Fund Performance.    The Board considered fund performance in determining whether to renew the Advisory Agreements. Specifically, the Board considered each Fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Board considered the composition of the peer groups, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each Fund, the Board considered both market risk and shareholder risk expectations for such Fund and whether, irrespective of relative performance, each Adviser’s absolute performance was consistent with expectations for its investment methodology. The Board further considered the level of Fund performance in the context of its review of Fund

34

expenses and the Adviser’s profitability discussed below. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Advisory Agreements. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by an Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (3) that each Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that the relevant Adviser has taken or is taking steps designed to help improve the Fund’s investment performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Advisory Agreements.

Fund Expenses.    With respect to the Funds’ expenses, the Board considered the rate of compensation called for by the Advisory Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Directors noted that with respect to certain of the Funds, the Advisers had contractually committed to waive a portion of their fee or reimburse certain Funds for a portion of their expenses to limit the Funds’ total operating expenses. The Directors reviewed the fees charged by the Advisers to provide advisory services to other registered investment companies with substantially similar investment objectives on a sub-advisory basis (“Sub-Advised Accounts”). In evaluating this information, the Directors considered the differences in services provided to Sub-Advised Accounts and the Funds. The Directors also reviewed the fees charged by the Advisers to provide advisory services to separate accounts with substantially similar investment objectives as the Funds (“Separate Accounts”) and the differences in services and risks involved in managing Separate Accounts and the Funds from a compliance and regulatory perspective. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Advisory Agreements.

Profitability.    With regard to profitability, the Board considered the compensation flowing to the Advisers and their affiliates, directly or indirectly. In this connection, the Board reviewed management’s profitability analyses, together with certain commentary thereon from internal audit. The Board also considered any other benefits derived by the Advisers from their relationship with the Funds, such as whether, by virtue of their management of the Funds, the Advisers obtain investment information or other research resources that aid them in providing advisory services to other clients. With respect to the Advisers and their affiliates, the Board considered whether the varied levels of compensation and profitability under the Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the Advisers is reasonable and supported renewal of the Advisory Agreements.

Economies of Scale.    The Board considered the existence of any economies of scale and whether those economies are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Advisers. In this regard, and

35

consistent with their consideration of fund expenses, the Board considered that the Advisers have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer Funds or Funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. After reviewing such information, the Board determined not to seek advisory fee breakpoints at this time. The Directors noted that they would continue to monitor the growth in assets of the Funds and asked the Advisers to continue to monitor the Funds’ expenses and asset sizes in connection with determining when economies of scale would dictate that advisory fee breakpoints were advisable.

In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling. Based on the Directors’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreements and concluded that the compensation under the Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Directors have considered to be relevant in the exercise of their reasonable judgment.

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DIRECTORS/TRUSTEES AND OFFICERS

The tables below provide information pertaining to the Directors/Trustees and Officers of the Companies. The mailing address for each Director/Trustee, except for Mr. Bailey, is Excelsior Funds, 101 Montgomery Street, San Francisco, CA 94104. The mailing address for Mr. Bailey is 114 West 47th Street, New York, NY 10036.

Name and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)
INDEPENDENT DIRECTORS/TRUSTEES
Rodman L. Drake Year of Birth: 1943	Director/Trustee; Chairman, Full Board	Trustee of Excelsior Funds Trust since 1994; Director of Excelsior Funds, Inc. and Excelsior Tax Exempt Funds Inc. since 1996	Co-Founder of Baringo Capital LLC (since 2002); President, Continuation Investments Group, Inc. (1997 to 2001).	39(3)

BOARD 1 — Director and Chairman, Hyperion Total Return Fund, Inc. and Hyperion Strategic Mortgage Fund Inc. (since 1991).

BOARD 2 — Director, Jackson Hewitt Tax Service Inc. (since June 2004).

BOARD 3 — Director, Student Loan Corporation (since May 2005).

BOARD 4 — Celgene Corporation (since April 2006).

Morrill Melton Hall, Jr. Year of Birth: 1944	Director/Trustee; Chairman, Investment Oversight Committee	Director/Trustee of each Company since 2000	Chairman (since 1984) and Chief Executive Officer (since 1991), Comprehensive Health Services, Inc. (health care management and administration).	39(3)	None

Jonathan Piel Year of Birth: 1938	Director/Trustee	Trustee of Excelsior Funds Trust since 1994; Director of Excelsior Funds, Inc. and Excelsior Tax Exempt Funds Inc. since 1996	Cable television producer and website designer; Editor, Scientific American (1984-1986), and Vice President, Scientific American Inc., (1986-1994); Director, National Institute of Social Sciences; Member Advisory Board, The Stone Age Institute, Bloomington, Indiana.	39(3)	None

John D. Collins Year of Birth: 1938	Director/Trustee; Chairman, Audit and Compliance Committee	Director/Trustee of each Company since 2005	Retired. Consultant, KPMG, LLP (July 1999 to June 2000); Partner, KPMG, LLP (March 1962 to June 1999).	39(3)	BOARD 1 — Director, Mrs. Fields Famous Brands LLC (consumer products) (since December 2004).

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Name and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)
Mariann Byerwalter Year of Birth: 1960	Director/Trustee; Chairman, Marketing, Distribution and Shareholder Services Committee	Director/Trustee of each Company since 2006	Chairman of JDN Corporate Advisory LLC (1996 to 2001); Vice President for Business Affairs and Chief Financial Officer of Stanford University (1996-2001); Special Adviser to the President of Stanford University (2001).	96(4)	BOARD 1 — Director, Redwood Trust, Inc. (mortgage finance). BOARD 2 — Director, PMI Group, Inc. (mortgage insurance).

Nils H. Hakansson Year of Birth: 1937	Director/Trustee	Director/Trustee of each Company since 2006	Retired. Sylvan C. Coleman Professor of Finance and Accounting, Emeritus, Haas School of Business University of California, Berkeley (since 2003); Professor of Finance and Accounting, Haas School of Business, University of California, Berkeley (July 1969 to January 2003).	39(3)	None
William A. Hasler Year of Birth: 1941	Director/Trustee; Chairman, Governance Committee	Director/Trustee of each Company since 2006	Retired. Dean Emeritus of the Haas School of Business at the University of California, Berkeley; until February 2004, Co-Chief Executive Officer, Aphton Corporation (bio-pharmaceuticals).	96(4)

BOARD 1 — Director, Aphton Corporation (bio- pharmaceuticals).

BOARD 2 — Director, Mission West Properties (commercial real estate). BOARD 3 — Director, TOUSA (home building). BOARD 4 — Director, Stratex Networks (a network equipment corporation).

BOARD 5 — Director, Genitope Corp. (bio-pharmaceuticals).

BOARD 6 — Director, Solectron Corporation where he is also Non-Executive Chairman (manufacturing).

BOARD 7 — Director, Ditech Communications Corporation (voice communications technology).

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Name and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)
INTERESTED DIRECTORS/TRUSTEES
James L. Bailey(5) Year of Birth: 1945	Director/Trustee	Director/Trustee of each Company since 2004	Chief Operating Officer of U.S. Trust Corporation (since December 2004) and Executive Vice President of U.S. Trust Corporation and United States Trust Company of New York (since 2003); President, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (2003 to July 2004); Consultant in the financial services industry (August 2000 to January 2003); Executive Vice President of Citicorp (1992 to August 2000).	39(3)	None

Randall W. Merk(6) Year of Birth: 1954	Director/Trustee	Director/Trustee of each Company since 2006	Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President, Schwab Financial Product, Charles Schwab & Co., Inc. (2002-present); Director, Charles Schwab Asset Management (Ireland) Limited; Charles Schwab Worldwide Funds PLC; Director, Charles Schwab Bank N.A. (since 2006). Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.; Until June 2001, Chief Investment Officer — Fixed Income, American Century Companies, Inc.	96(4)	None

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Name, Address and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS
Evelyn Dilsaver 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1955	President	Since February 2006	President and Chief Executive Officer, Laudus Variable Insurance Trust, Laudus Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; Director, Executive Vice President and, currently, President, Charles Schwab Investment Management, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services Enterprise, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation. President, UST Advisers, Inc.’s Mutual Fund Division since March 2006.

Leo Grohowski 114 West 47th Street New York, NY 10036 Year of Birth: 1958	Vice President	Since February 2006	Executive Vice President and Chief Investment Officer, U.S. Trust (October 2005 to present); Chief Investment Officer, Deutsche Asset Management Americas and Scudder Investments (2002-2005); and Chief Investment Officer, Deutsche Bank Private Banking (1999-2002).

Mary Martinez 114 West 47th Street New York, NY 10036 Year of Birth: 1960	Vice President	Since February 2006	Managing Director of United States Trust Company, National Association (since 2003) and Chief Operating Officer of Asset Management (since December 2005) and Chief Executive Officer of National Private Banking (October 2004 to December 2005); Managing Director and Director of Relationship Management Service, Marketing, Information and Technology at Bessemer Trust (1998 to 2003).

Catherine MacGregor 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1964	Vice President	Since September 2006

Vice President, Charles Schwab & Co., Inc.

and Charles Schwab Investment Management, Inc. (since July 2005); Chief Counsel, Laudus Variable Insurance Trust and Laudus Trust (since September 2006); Vice President, Laudus Variable Insurance Trust and Laudus Trust (since December 2005); Senior Associate, Paul Hastings Janofsky & Walker LLP (1999 to July 2005).

Joseph Trainor, CFA 114 West 47th Street New York, NY 10036 Year of Birth: 1961	Vice President	Since February 2004	Managing Director of United States Trust Company, National Association (since 2003) and President, U.S. Trust Institutional; President of MFS Institutional Advisors (1998 to 2002).

George Pereira 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1964	Treasurer/Chief Financial and Chief Accounting Officer	Since December 2005	Chief Financial Officer, Laudus Variable Insurance Trust, Laudus Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Director, Charles Schwab Asset Management (Ireland) Limited; Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc. (December 1999 to November 2004); Chief Financial Officer, UST Advisers, Inc.’s Mutual Fund Division (since March 2006).

Randall Fillmore 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1960	Chief Compliance Officer	Since June 2006	Senior Vice President, Institutional Compliance and Chief Compliance Officer, Charles Schwab Investment Management, Inc. Chief Compliance Officer, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, Laudus Trust and Laudus Variable Insurance Trust; Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. (2002-2003); Vice President, Internal Audit, Charles Schwab and Co., Inc. (2000-2002).

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Name, Address and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years
Wyndham Clark 225 High Ridge Road Stamford, CT 06905 Year of Birth: 1958	Anti-Money Laundering Officer	Since May 2004	Vice President and AML Officer, UST Advisers, Inc. (since 2003); Vice President and Deputy Director Risk Management, IBJ Whitehall (banking) (2001 to 2002); Vice President and Chief Risk Officer, EMAC, LLC (commercial lender, asset backed security issuer) (1999 to 2001).

Koji E. Felton 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1961	Secretary and Chief Legal Officer	Since June 2006	Secretary and Chief Legal Officer, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

(1)	Each Director/Trustee serves in the same capacity as described above for each registered investment company included in the Excelsior Funds complex (Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust) (together, the “Excelsior Funds Complex”) and the Laudus Funds complex (Laudus Trust and Laudus Variable Insurance Trust) (together, the “Laudus Funds Complex”). Each officer serves in the same capacity as described above for each registered investment company included in the Excelsior Funds Complex.
(2)	Each Director/Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Excelsior Funds retirement policy requires that Independent Directors/Trustees retire no later than December 31st of the year during which he or she reaches 72 years of age. The officers of each Company hold office for a one-year term and until their respective successors are chosen and qualified, or, in each case, until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Company’s by-laws.
(3)	This number includes all registered investment companies included in the Excelsior Funds Complex and the Laudus Funds Complex, each of which is part of the Schwab Mutual Fund Complex (as defined below). As of September 30, 2006, the Excelsior Funds Complex and the Laudus Funds Complex, in the aggregate, consisted of 39 funds. As of September 30, 2006, the Excelsior Funds Complex consisted of 27 funds.
(4)	This number includes all registered investment companies included in the Schwab Mutual Fund complex (Excelsior Funds, Inc., Excelsior Tax-Exempt Funds Inc., Excelsior Funds Trust, Laudus Trust, Laudus Variable Insurance Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust) (together, the “Schwab Mutual Fund Complex”). As of September 30, 2006, the Schwab Mutual Fund Complex consisted of 96 funds.
(5)	Mr. Bailey is considered an “interested person” of the Companies (as defined in the 1940 Act) because of his affiliation with the Companies’ Advisers.
(6)	Mr. Merk is considered an “interested person” of the Companies (as defined in the 1940 Act) because of his affiliation with the Companies’ Advisers.
(7)	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act that are not part of the Schwab Mutual Fund Complex.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. As a shareholder of the fund, you incur ongoing, or operating costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways.

•	Actual expenses. This section provides information about actual account values and actual expenses based on the Funds’ actual return for the period. This section is designed to help you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=$8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period”.

•	Hypothetical expenses. This section provides information about hypothetical account values and hypothetical expenses that would have been incurred by an investor in the Fund based on an assumed rate of return of 5% per year before expenses. This section is designed to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

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DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only, which are described in the Prospectus. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 04/01/2006	Ending Account Value 09/30/2006	Annualized Expense Ratios*	Expenses Paid During Period**

Actual Fund Return
Government Money Fund — Shares	$1,000.00	$1,023.00	0.55%	$2.79
Money Fund — Shares	1,000.00	1,023.40	0.55	2.79
New York Tax-Exempt Money Fund — Shares	1,000.00	1,014.70	0.60	3.03
Tax-Exempt Money Fund — Shares	1,000.00	1,015.00	0.55	2.78
Treasury Money Fund — Shares	1,000.00	1,021.50	0.60	3.04

Hypothetical 5% Return
Government Money Fund — Shares	1,000.00	1,022.31	0.55	2.79
Money Fund — Shares	1,000.00	1,022.31	0.55	2.79
New York Tax-Exempt Money Fund — Shares	1,000.00	1,022.06	0.60	3.04
Tax-Exempt Money Fund — Shares	1,000.00	1,022.31	0.55	2.79
Treasury Money Fund — Shares	1,000.00	1,022.06	0.60	3.04

*	Annualized expense ratios of certain funds are after fee waivers and expense reimbursements by the investment adviser. Absent such waivers and reimbursements, expenses paid during the period would have been greater.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) then divided by 365.

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SA-MM-0906

INSTITUTIONAL SHARES

MONEY FUND

CORE BOND FUND

HIGH YIELD FUND

EQUITY OPPORTUNITIES FUND

MID CAP VALUE AND RESTRUCTURING FUND

VALUE AND RESTRUCTURING FUND

EMERGING MARKETS FUND

INTERNATIONAL EQUITY FUND

SEMI-ANNUAL REPORT

September 30, 2006

This report must be preceded or accompanied by a current prospectus.

A description of the policies and procedures that Excelsior Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (800) 881-9358, and (ii) on the Commission’s website at http://www.sec.gov.

Excelsior Funds file their June 30 and December 31 schedule of portfolio holdings with the Securities and Exchange Commission, on Form N-Q, within sixty days after the applicable reporting period. Excelsior Funds Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

You should consider the Funds’ investment objectives, risks and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Excelsior Funds Trust and Excelsior Funds, Inc. are distributed by BISYS Fund Services Limited Partnership.

A schedule of each Fund’s portfolio holdings, as of the end of the prior month, is also available on the Funds’ website at www.excelsiorfunds.com. This schedule is updated monthly, typically by the 15th calendar day, after the end of each month. The Funds may terminate or modify this policy at anytime.

Notice About Duplicate Mailings

The Excelsior Funds have adopted a policy that allows the Funds to send only one copy of a Fund’s prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call (800) 542-1061 or contact your financial intermediary.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, BANK INSURANCE FUND, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. AN INVESTMENT IN A FUND IS SUBJECT TO RISK OF PRINCIPAL. ALTHOUGH THE MONEY FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE MONEY FUND.

LETTER TO SHAREHOLDERS

September 30, 2006

Dear Valued Excelsior Fund Shareholder,

I am pleased to bring you the Excelsior Funds Institutional Shares Semi-Annual Report for the six-month period ended September 30, 2006.

During this report period, we made a couple of changes to the fund product line up. First of all, we renamed the Excelsior Equity Core Fund to Excelsior Equity Opportunities Fund. We believe the fund’s new name more accurately conveys the investment philosophy and process used by the management team, none of which has changed.

More recently, we reorganized two of our institutional bond funds, Excelsior Total Return Bond Fund and Excelsior Income Fund, into the Excelsior Core Bond Fund. We anticipate that the reorganization will benefit shareholders by combining three smaller funds with similar investment strategies and policies into a single larger fund. This larger asset base will allow the Excelsior Core Bond Fund to take advantage of potential benefits of future economies of scale, including the ability to spread certain fixed costs across a larger asset base.

In my previous message to you, I noted that certain changes to the administrative and non-advisory services provided to the Excelsior Funds had occurred. As a result of those changes, the Excelsior Funds and the Laudus Funds, an affiliated fund family, now share certain complex-wide administrative, compliance, marketing and other functions. I am pleased to report that the funds’ shareholders approved the board of directors’ recommendation to elect members to jointly oversee the two fund families. You will find the proxy voting results later in this report.

Given these changes, I want to assure you that the most important aspects of the Excelsior Funds, namely the fund management and investment process provided by U.S. Trust, as advisor to the Funds, will remain the same.

In closing, we at Excelsior Funds are committed to helping you reach your long-term investment goals. Thank you for investing with us.

Sincerely,

Evelyn Dilsaver

President

1

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Money Fund

Principal Amount		Value

BANK NOTES — 4.62%
$50,000,000	Bank of America NA, 5.32%, 10/10/06	$50,000,000

	Total BANK NOTES (Cost $50,000,000)	50,000,000

CERTIFICATES OF DEPOSIT — 17.55%
50,000,000	Abbey National Treasury Services, 5.29%, 10/30/06	50,000,200
50,000,000	First Tennessee Bank, 5.34%, 12/05/06	50,000,000
50,000,000	Washington Mutual Corp., 5.31%, 11/27/06	50,000,000
40,000,000	Wells Fargo Co., 5.27%, 10/30/06	40,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost $190,000,200)	190,000,200

COMMERCIAL PAPER — 71.12%
50,000,000	American General Finance Co., Discount Note, 5.25%, 10/05/06	49,970,833
45,000,000	Citigroup Funding, Inc., Discount Note, 5.28%, 10/05/06	44,973,600
50,000,000	Corporate Asset Funding Co., Inc., Discount Note, 5.25%, 10/16/06(a)	49,890,625
40,000,000	Falcon Asset Securitization Corp., Discount Note, 5.26%, 10/24/06(a)	39,865,578
60,000,000	General Electric Capital Corp., Discount Note, 5.25%, 10/12/06	59,903,749
60,000,000	HBOS Treasury Services plc, Discount Note, 5.27%, 11/28/06	59,490,567
45,000,000	HSBC, Discount Note, 5.25%, 10/02/06	44,993,438
21,000,000	International Lease Finance Corp., Discount Note, 5.24%, 11/14/06	20,865,507
30,000,000	Merrill Lynch & Co., Inc., Discount Note, 5.24%, 12/05/06	29,716,167
40,000,000	Morgan Stanley, Discount Note, 5.26%, 10/05/06	39,976,622

Principal Amount		Value

COMMERCIAL PAPER — (continued)
$50,000,000	National Rural Utilities Cooperative Financial Corp., Discount Note, 5.24%, 10/10/06	$49,934,500
40,000,000	Prudential Funding Corp., Discount Note, 5.25%, 10/05/06	39,976,667
40,000,000	Rabobank, Discount Note, 5.35%, 10/02/06	39,994,056
50,000,000	Ranger Funding Co. LLC, Discount Note, 5.26%, 10/23/06(a)	49,839,278
40,000,000	Societe Generale, Discount Note, 5.25%, 10/05/06	39,976,644
36,053,000	UBS Finance Corp., Discount Note, 5.25%, 10/10/06	36,005,680
25,000,000	Windmill Funding Corp., Discount Note, 5.26%, 12/18/06(a)	24,715,083
50,000,000	Yorktown Capital LLC, Discount Note, 5.25%, 10/31/06(a)	49,781,250

	TOTAL COMMERCIAL PAPER (Cost $769,869,844)	769,869,844

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.92%
10,000,000	Federal Home Loan Mortgage Corporation, MTN, 5.41%, 06/22/07	10,000,000

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $10,000,000)	10,000,000

Shares
REGISTERED INVESTMENT COMPANY — 0.13%
1,379,968	Dreyfus Government Cash Management Fund	1,379,968

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,379,968)	1,379,968

See Notes to Financial Statements.

2

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Money Fund — (continued)

Principal Amount		Value

REPURCHASE AGREEMENT — 6.00%
$65,000,000	Morgan Stanley Dean Witter, 5.30%, dated 09/29/06, due 10/02/06, to be repurchased at $65,028,708 (collateralized by U.S. Government Obligations ranging in par value $7,340,000-$57,675,000, 4.90%-6.00%, 10/28/07-05/15/11; total market value $66,301,659	$65,000,000

	TOTAL REPURCHASE AGREEMENT (Cost $65,000,000)	65,000,000

TOTAL INVESTMENTS (Cost $1,086,250,012)	100.34%	$1,086,250,012
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.34)	(3,667,842)

NET ASSETS	100.00%	$1,082,582,170

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $214,091,814 or 19.78% of net assets.

Discount Note—The rate reported is the discount rate at the time of purchase.

LLC—Limited Liability Company

MTN—Medium Term Note

plc—Public Limited Company

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Portfolio Diversification	% of Net Assets	Value
Commercial Paper	71.12%	$769,869,844
Certificates of Deposit	17.55	190,000,200
Repurchase Agreement	6.00	65,000,000
Bank Note	4.62	50,000,000
U.S. Government & Agency Obligations	0.92	10,000,000
Registered Investment Company	0.13	1,379,968

Total Investments	100.34%	$1,086,250,012
Liabilities in Excess of Other Assets	(0.34)	(3,667,842)

Net Assets	100.00%	$1,082,582,170

See Notes to Financial Statements.

3

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Core Bond Fund

Principal Amount		Rate	Maturity Date	Value

ASSET BACKED SECURITIES — 0.79%
$4,200,000	Capital Auto Receivables Asset Trust, 2006-SN1AC B(a)	5.50%	04/20/10	$4,200,000

	TOTAL ASSET BACKED SECURITIES (Cost $4,199,070)			4,200,000

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.16%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 7.48%
671,462	Bear Stearns Adjustable Rate Mortgage Trust, 2004-10, 15A1(b)	4.52	01/25/35	662,156
2,134,551	Citigroup Mortgage Loan Trust, 2004-HYB4 WA(b)	4.46	12/25/34	2,074,516
3,513,618	Countrywide Alternative Loan Trust, 2004-16CB 1A2	5.50	07/25/34	3,472,286
2,053,784	Countrywide Alternative Loan Trust, 2004-22CB 1A1	6.00	10/25/34	2,044,997
8,944,702	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(b)	4.77	08/25/34	8,854,833
8,605,979	JP Morgan Mortgage Trust, 2005-A6 1A1	5.15	09/25/35	8,509,420
11,611,957	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1	3.99	12/25/34	11,357,419
3,036,662	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1(b)	4.55	02/25/35	2,982,488

				39,958,115

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 0.55%
2,884,070	2333 UZ	6.50	07/15/31	2,943,601

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 1.13%
3,000,000	1997-M5 C	6.74	08/25/07	3,021,833
3,080,000	2003-17 QT	5.00	08/25/27	3,047,241

				6,069,074

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,700,548)			48,970,790

Principal Amount		Rate	Maturity Date	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.14%
$4,225,000	Asset Securitization Corp., 1997-D4 A4	7.75%	04/14/29	$4,490,089
2,497,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4	4.76	11/10/39	2,415,814
5,000,000	Bear Stearns Commercial Mortgage Securities, 2006-PW13 A3	5.52	09/11/41	5,057,031
1,000,000	Credit Suisse First Boston Mortgage Securities Corp., 2002-CKS4 G(a)	6.01	11/15/36	1,031,756
1,781,000	GMAC Commercial Mortgage Securities, 1999-C1	7.05	05/15/33	1,847,120
3,449,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1	5.32	06/10/36	3,450,972
216	LB Commercial Conduit Mortgage Trust, 1999-C1 A1	6.41	06/15/31	216
3,150,000	Morgan Stanley Dean Witter Capital I, 2000-LIF2 C	7.50	10/15/33	3,394,962
1,245,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2	4.74	11/13/36	1,213,384
5,571,000	Nomura Asset Securities Corp., 1998-D6 A4	7.61	03/15/30	6,316,738
4,225,000	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4	6.29	04/15/34	4,433,433
3,601,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3	4.61	12/15/35	3,515,071
6,099,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A2	5.00	07/15/41	6,056,741
3,905,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3	5.23	07/15/41	3,905,896
17,926,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A5(c)	5.09	07/15/42	17,807,738

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $65,237,797)			64,936,961

See Notes to Financial Statements.

4

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — 16.59%
$2,615,000	America Movil S.A. de C.V.	5.50%	03/01/14	$2,544,706
1,200,000	America Movil S.A. de C.V.	6.38	03/01/35	1,146,845
5,700,000	Bank One Corp.	7.88	08/01/10	6,214,528
3,245,000	Bear Stearns Co., Inc.	5.70	11/15/14	3,291,524
5,520,000	Bottling Group LLC	5.50	04/01/16	5,556,471
2,300,000	British Telecommunications plc	8.88	12/15/30	3,068,366
2,800,000	Cisco Systems, Inc.	5.50	02/22/16	2,822,268
2,000,000	Citigroup, Inc.	4.25	07/29/09	1,956,960
1,970,000	Citigroup, Inc.	6.63	06/15/32	2,154,751
1,441,000	Comcast Cable Communications	6.88	06/15/09	1,498,405
1,441,000	DaimlerChrysler N.A. Holding Corp.	7.20	09/01/09	1,501,451
1,500,000	DaimlerChrysler N.A. Holding Corp.	5.75	09/08/11	1,492,949
2,000,000	Deutsche Telekom International Finance	5.38	03/23/11	1,990,248
1,310,000	Deutsche Telekom International Finance, Multi-Coupon Bond	8.00	06/15/10	1,429,071
1,500,000	Deutsche Telekom International Finance, Multi-Coupon Bond	8.25	06/15/30	1,832,535
1,400,000	Devon Financing Corp.	6.88	09/30/11	1,489,881
700,000	Ford Motor Credit Co.	5.80	01/12/09	666,411
1,000,000	Ford Motor Credit Co.	8.63	11/01/10	996,191
2,000,000	General Electric Capital Corp. MTN	6.00	06/15/12	2,077,996
1,221,000	Goldman Sachs Group, Inc.	6.13	02/15/33	1,216,327
5,834,000	Household Finance Corp.	8.00	07/15/10	6,373,487
250,000	Iron Mountain, Inc.	8.63	04/01/13	255,625
1,388,000	JP Morgan Chase & Co.	5.75	01/02/13	1,419,390
5,381,000	Merrill Lynch & Co. MTN	5.00	02/03/14	5,247,147
885,000	Metlife, Inc.	5.00	11/24/13	860,432
2,000,000	Morgan Stanley	6.75	04/15/11	2,114,472
5,385,000	Morgan Stanley	4.75	04/01/14	5,121,027
1,500,000	Nisource Finance Corp.	7.88	11/15/10	1,618,080
3,825,000	Oracle Corp.	5.25	01/15/16	3,764,060

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
$1,441,000	Prudential Financial, Inc.	5.10%	09/20/14	$1,407,013
627,000	PSEG Energy Holdings, Inc.	8.63	02/15/08	650,513
2,000,000	RBS Capital Trust III(b)	5.51	09/29/49	1,943,312
2,600,000	TCI Communications, Inc.	9.80	02/01/12	3,071,058
2,183,000	Time Warner Cos., Inc.	7.25	10/15/17	2,356,321
2,000,000	UBS Preferred Funding Trust I	8.62	10/29/49	2,225,664
2,441,000	Wal-Mart Stores	4.13	02/15/11	2,349,941
950,000	Xerox Corp.	6.40	03/15/16	945,250
2,000,000	YUM! Brands, Inc.	6.25	04/15/16	2,062,184

	TOTAL CORPORATE BONDS (Cost $88,329,615)			88,732,860

TAX-EXEMPT SECURITIES — 0.33%
1,590,000	Massachusetts Bay Transition Authority, Massachusetts Sales Tax, Revenue Bonds, Series A	5.00	07/01/31	1,773,963

	TOTAL TAX-EXEMPT SECURITIES (Cost $1,755,834)			1,773,963

U.S. GOVERNMENT AGENCY BONDS & NOTES — 2.88%
	FANNIE MAE — 1.46%
7,500,000	MTN	6.25	02/01/11	7,841,550

	FREDDIE MAC — 0.96%
4,440,000		6.25	07/15/32	5,143,460

	RESOLUTION FUNDING CORPORATION — 0.46%
4,851,000	Principal Only STRIPS	0.00	07/15/20	2,439,102

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $15,065,417)			15,424,112

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 43.16%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 11.64%
6,665,787	Pool # 1G1898 ARM(b)	5.92	06/01/36	6,672,989
2,680,969	Pool # A20105	5.00	04/01/34	2,583,496
9,592,207	Pool # A47411	4.50	10/01/35	8,967,707
3,248,378	Pool # A48132	7.00	12/01/35	3,336,805
5,827,364	Pool # B19861	4.50	08/01/20	5,615,815
2,847,747	Pool # C01811	5.00	04/01/34	2,744,210
132,265	Pool # C71221	5.00	09/01/32	127,688
20,881	Pool # C74339	5.00	12/01/32	20,159
163,916	Pool # C74469	5.00	12/01/32	158,244
34,660	Pool # C74676	5.00	12/01/32	33,461
2,525,765	Pool # E96460	5.00	05/01/18	2,488,358

See Notes to Financial Statements.

5

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	FEDERAL HOME LOAN MORTGAGE CORPORATION — (continued)
$4,699,978	Pool # G01842	4.50%	06/01/35	$4,393,985
19,216,347	Pool # G18105	5.00	03/01/21	18,877,370
2,633,800	Pool # J01383	5.50	03/01/21	2,632,239
3,747,373	Pool # J02497	4.50	09/01/20	3,611,333

				62,263,859

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 29.15%
232,400	Pool # 251502	6.50	02/01/13	237,209
94,456	Pool # 252806	7.50	10/01/29	98,032
1,355,692	Pool # 255896	6.50	08/01/35	1,380,792
5,250,331	Pool # 256269	5.50	06/01/36	5,172,820
11,349,325	Pool # 357824	5.50	06/01/35	11,186,902
1,245,470	Pool # 387203	4.80	01/01/12	1,228,050
1,063,494	Pool # 387204	4.80	01/01/12	1,048,620
235,295	Pool # 443194	5.50	10/01/28	233,081
4,001	Pool # 450846	5.50	12/01/28	3,963
373,849	Pool # 452035	5.50	11/01/28	370,331
2,653	Pool # 454758	5.50	12/01/28	2,628
5,094	Pool # 485994	5.50	01/01/29	5,046
611,734	Pool # 561435	5.50	11/01/29	605,978
307,410	Pool # 578543	5.50	04/01/31	304,146
113,433	Pool # 627259	5.50	02/01/32	112,141
1,198,890	Pool # 632551	5.50	02/01/32	1,185,234
541,800	Pool # 632576	5.50	02/01/32	536,047
242,129	Pool # 694655	5.50	04/01/33	239,218
1,729,812	Pool # 702861	5.00	04/01/18	1,704,492
1,617,817	Pool # 704440	5.00	05/01/18	1,594,136
67,378	Pool # 710585	5.50	05/01/33	66,568
402,331	Pool # 735224	5.50	02/01/35	397,494
5,999,999	Pool # 745275	5.00	02/01/36	5,769,101
24,725,833	Pool # 745432	5.50	04/01/36	24,371,977
1,047,307	Pool # 781859	4.50	12/01/34	980,649
1,565,060	Pool # 786423 ARM(b)	4.61	07/01/34	1,549,303
463,073	Pool # 797680	4.50	10/01/35	433,599
702,884	Pool # 805373	4.50	01/01/35	658,148
7,657,791	Pool # 805386 ARM(b)	4.87	01/01/35	7,571,899
759,246	Pool # 812268	5.50	05/01/35	748,380
2,447,003	Pool # 815479	4.50	03/01/35	2,286,979
1,337,666	Pool # 819361	4.50	04/01/35	1,249,623
543,203	Pool # 820492	5.50	05/01/35	535,429
838,590	Pool # 820989	5.50	04/01/35	826,589
834,145	Pool # 821567	5.50	06/01/35	822,207
1,862,660	Pool # 822799	4.50	04/01/35	1,740,850
6,340,011	Pool # 829321	4.50	09/01/35	5,925,400
595,834	Pool # 835359	4.50	09/01/35	556,869
11,000,754	Pool # 835751	4.50	08/01/35	10,281,349
1,948,574	Pool # 835760	4.50	09/01/35	1,821,145
2,000,100	Pool # 836512	4.50	10/01/20	1,930,451
4,367,716	Pool # 839240	4.50	09/01/35	4,082,085
7,142,617	Pool # 840687	5.00	09/01/35	6,867,746

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — (continued)
$2,999,900	Pool # 843510	4.50%	11/01/20	$2,895,435
2,499,800	Pool # 844085	5.00	11/01/35	2,403,600
1,911,610	Pool # 844797	4.50	10/01/35	1,786,598
2,000,000	Pool # 844901	4.50	10/01/20	1,930,354
5,780,778	Pool # 867438	4.50	05/01/36	5,400,293
5,717,353	Pool # 880084	6.00	03/01/36	5,743,722
7,000,000	Pool # 883084	6.50	07/01/36	7,128,535
749,312	Pool # 893426	6.00	09/01/36	752,768
3,497,245	Pool # 895271	6.50	09/01/36	3,561,462
16,200,000	TBA	5.00	10/01/36	15,567,195

				155,892,668

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 2.37%
347,756	Pool # 2562	6.00	03/20/28	352,214
498,158	Pool # 267812	8.50	06/15/17	532,419
1,956,929	Pool # 3413	4.50	07/20/33	1,830,855
1,811,903	Pool # 3442	5.00	09/20/33	1,755,782
3,732	Pool # 356873	6.50	05/15/23	3,830
37,141	Pool # 434772	9.00	06/15/30	40,297
62,997	Pool # 471660	7.50	03/15/28	65,635
140,556	Pool # 472028	6.50	05/15/28	144,588
75,414	Pool # 475847	6.50	06/15/28	77,577
20,981	Pool # 479087	8.00	01/15/30	22,231
354,966	Pool # 479088	8.00	01/15/30	376,116
120,599	Pool # 503711	7.00	05/15/29	124,588
42,129	Pool # 525556	8.00	01/15/30	44,639
11,152	Pool # 525945	9.00	07/15/30	12,100
36,187	Pool # 532751	9.00	08/15/30	39,262
108,488	Pool # 568670	6.50	04/15/32	111,421
265,102	Pool # 575441	6.50	12/15/31	272,384
672,338	Pool # 598127	5.50	03/15/18	675,216
1,567,215	Pool # 607668	5.50	02/15/18	1,573,925
818,913	Pool # 615639	4.50	09/15/33	775,107
174,755	Pool # 780086	8.50	11/15/17	186,129
809,098	Pool # 780548	8.50	12/15/17	861,756
625,538	Pool # 780865	9.50	11/15/17	677,911
205,782	Pool # 781036	8.00	10/15/17	216,390
767,825	Pool # 781084	9.00	12/15/17	820,288
209,624	Pool # 80185 ARM(b)	5.38	04/20/28	211,429
254,340	Pool # 80205 ARM(b)	5.38	06/20/28	256,538
637,796	Pool # 80311 ARM(b)	4.50	08/20/29	638,434

				12,699,061

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $231,039,813)			230,855,588

See Notes to Financial Statements.

6

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date		Value

U.S. GOVERNMENT SECURITIES — 14.09%
	U.S. TREASURY PRINCIPAL ONLY STRIPS — 2.41%
$18,000,000		0.00%	11/15/17		$10,622,160
4,294,000		0.00	02/15/20		2,259,700

					12,881,860

	U.S. TREASURY INFLATION PROTECTED BONDS — 0.90%
300,000		4.25	01/15/10		383,783
445,000		3.50	01/15/11		544,986
1,050,000		2.00	01/15/14		1,134,317
2,500,000		2.38	01/15/25		2,742,413

					4,805,499

	U.S. TREASURY NOTES — 10.78%
520,000		4.63	09/30/08		519,391
3,970,000		3.63	01/15/10		3,852,297
24,500,000		4.50	11/15/10		24,415,720
2,890,000		4.25	11/15/14		2,818,426
19,270,000		7.63	11/15/22	(c)	25,245,203
885,000		4.50	02/15/36		848,010

					57,699,047

	TOTAL U.S. GOVERNMENT SECURITIES (Cost $74,929,710)				75,386,406

Shares
REGISTERED INVESTMENT COMPANIES — 3.23%
8,645,217	Dreyfus Government Cash Management Fund				8,645,217
8,645,216	Fidelity U.S. Treasury II Fund				8,645,216

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $17,290,433)				17,290,433

TOTAL INVESTMENTS (Cost $547,548,237)(d)	102.37%	$547,571,113
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.37)	(12,701,848)

NET ASSETS	100.00%	$534,869,265

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $5,231,756 or 0.98% of net assets.
(b)	Variable Rate Security—The rate disclosed is as of September 30, 2006.
(c)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$4,694,581	$(4,671,705)	$22,876

ARM—Adjustable Rate Mortgage

LLC—Limited Liability Company

MTN—Medium Term Note

Multi-Coupon Bond—Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

plc—Public Limited Company

STRIPS—Separately Traded Registered Interest and Principal Securities

See Notes to Financial Statements.

7

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Core Bond Fund — (continued)

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Securities	60.13%	$321,666,106
Corporate Bonds	16.59	88,732,860
Commercial Mortgage-Backed Securities	12.14	64,936,961
Collateralized Mortgage Obligations	9.16	48,970,790
Registered Investment Company	3.23	17,290,433
Asset Backed Securities	0.79	4,200,000
Tax-Exempt Securities	0.33	1,773,963

Total Investments	102.37%	$547,571,113
Liabilities in Excess of Other Assets	(2.37)	(12,701,848)

Net Assets	100.00%	$534,869,265

See Notes to Financial Statements.

8

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

High Yield Fund

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — 89.98%
	ADVERTISING PERIODICALS — 2.74%
$2,000,000	Dex Media Finance/West	8.50%	08/15/10	$2,065,000
1,000,000	RH Donnelley Finance Corp.(a)	10.88	12/15/12	1,100,000

				3,165,000

	CABLE TV — 1.73%
1,000,000	Echostar DBS Corp.(a)	7.13	02/01/16	966,250
1,000,000	NTL Cable plc	9.13	08/15/16	1,032,500

				1,998,750

	CASINO HOTELS — 11.03%
1,000,000	Aztar Corp.	7.88	06/15/14	1,077,500
1,000,000	Boyd Gaming Corp.	7.13	02/01/16	967,500
2,000,000	Caesars Entertainment, Inc.	8.88	09/15/08	2,095,000
2,000,000	MGM Mirage, Inc.	8.50	09/15/10	2,127,500
2,000,000	Poster Financial Group	8.75	12/01/11	2,090,000
1,000,000	River Rock Entertainment	9.75	11/01/11	1,062,500
2,000,000	Station Casinos	6.50	02/01/14	1,872,500
1,500,000	Trump Entertainment Resorts	8.50	06/01/15	1,434,375

				12,726,875

	CELLULAR TELECOM — 3.59%
2,000,000	American Cellular Corp.	10.00	08/01/11	2,095,000
1,000,000	Centennial Cellular Operating Co./ Centennial Communications Corp.	10.13	06/15/13	1,062,500
1,000,000	Dobson Communications Corp.	8.88	10/01/13	991,250

				4,148,750

	CHEMICALS - DIVERSIFIED — 2.24%
1,000,000	Lyondell Chemical Co.	10.50	06/01/13	1,100,000
1,500,000	Nell AF Sarl(a)	8.38	08/15/15	1,488,750

				2,588,750

	CHEMICALS - PLASTICS — 0.87%
1,000,000	PolyOne Corp.	8.88	05/01/12	1,010,000

	CHEMICALS - SPECIALTY — 1.76%
1,000,000	Johnsondiversey, Inc., Series B(b)	9.63	05/15/12	1,005,000
1,000,000	Tronox Worldwide LLC/ Tronox Finance Corp.	9.50	12/01/12	1,026,250

				2,031,250

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	COAL — 1.25%
$500,000	Massey Energy Co.	6.88%	12/15/13	$452,500
1,000,000	Peabody Energy Corp., Series B	6.88	03/15/13	985,000

				1,437,500

	COMMERCIAL SERVICES — 1.75%
1,000,000	Iron Mountain, Inc.	8.63	04/01/13	1,022,500
1,000,000	Iron Mountain, Inc.	7.75	01/15/15	1,000,000

				2,022,500

	COMPUTER SERVICES — 0.89%
1,000,000	Sungard Data Systems, Inc.	10.25	08/15/15	1,030,000

	CONTAINERS - METAL/GLASS — 1.74%
1,000,000	Crown Americas	7.75	11/15/15	1,012,500
1,000,000	Owens-Illinois, Inc.	7.50	05/15/10	1,000,000

				2,012,500

	CONTAINERS - PAPER/PLASTIC — 2.56%
1,000,000	Graham Packaging Co.	8.50	10/15/12	990,000
1,000,000	Jefferson Smurfit Corp.	7.50	06/01/13	922,500
1,000,000	Pregis Corp.(a)(b)	12.38	10/15/13	1,040,000

				2,952,500

	COSMETICS & TOILETRIES — 1.14%
1,500,000	Del Laboratories, Inc.	8.00	02/01/12	1,316,250

	DISTRIBUTION/WHOLESALE — 1.62%
2,000,000	Nebraska Book Co.	8.63	03/15/12	1,875,000

	ELECTRIC - GENERATION — 1.39%
1,500,000	AES Corp.	9.50	06/01/09	1,601,250

	FINANCE - AUTO LOANS — 5.62%
2,354,000	Ford Motor Credit Co.(a)	9.75	09/15/10	2,430,444
2,000,000	General Motors Acceptance Corp.	6.13	02/01/07	1,997,284
2,000,000	General Motors Acceptance Corp.	7.75	01/19/10	2,049,288

				6,477,016

	FOOD - MISCELLANEOUS AND DIVERSIFIED — 0.91%
1,000,000	Del Monte Corp.	8.63	12/15/12	1,048,750

	FORESTRY — 1.16%
1,500,000	Tembec Industries, Inc.	8.63	06/30/09	832,500
1,000,000	Tembec Industries, Inc.	7.75	03/15/12	505,000

				1,337,500

See Notes to Financial Statements.

9

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	FUNERAL SERVICES & RELATED ITEMS — 1.24%
$1,500,000	Service Corp. International(a)	7.50%	06/15/17	$1,436,250

	GAS - DISTRIBUTION — 1.74%
2,000,000	SEMCO Energy, Inc.	7.75	05/15/13	2,009,666

	HEAVY CONSTRUCTION EQUIPMENT RENTAL — 0.89%
1,000,000	Ahern Rentals, Inc.	9.25	08/15/13	1,025,000

	HOME FURNISHINGS — 3.01%
1,500,000	Sealy Mattress Co.	8.25	06/15/14	1,530,000
2,000,000	Simmons Co.	7.88	01/15/14	1,940,000

				3,470,000

	LIFE/HEALTH INSURANCE — 1.74%
2,000,000	Americo Life, Inc.(a)	7.88	05/01/13	2,011,174

	MACHINERY - FARM — 0.43%
500,000	Case New Holland, Inc.	7.13	03/01/14	501,875

	MACHINERY - GENERAL INDUSTRIAL — 0.85%
1,000,000	The Manitowoc Co., Inc.	7.13	11/01/13	985,000

	MEDICAL – HOSPITALS — 0.87%
1,000,000	HCA, Inc.	8.75	09/01/10	1,010,000

	MEDICAL - OUTPATIENT/HOME MEDICAL CARE — 0.73%
1,000,000	Select Medical Corp.	7.63	02/01/15	842,500

	MULTI-LINE INSURANCE — 1.96%
2,128,000	Hanover Insurance Group	7.63	10/15/25	2,260,591

	MULTIMEDIA — 0.87%
1,000,000	Emmis Operating Co.	6.88	05/15/12	998,750

	MUSIC — 1.35%
1,600,000	Warner Music Group	7.38	04/15/14	1,560,000

	OFFICE AUTOMATION & EQUIPMENT — 3.14%
1,000,000	Ikon Office Solutions	7.75	09/15/15	1,027,500
1,000,000	Xerox Capital Trust I	8.00	02/01/27	1,020,000
1,500,000	Xerox Corp.	7.63	06/15/13	1,575,000

				3,622,500

	PAPER & RELATED PRODUCTS — 0.79%
1,000,000	Mercer International, Inc.	9.25	02/15/13	911,250

	PHYSICIANS PRACTICE MANAGEMENT — 3.17%
2,000,000	Ameripath, Inc.	10.50	04/01/13	2,120,000
500,000	US Oncology Holdings, Inc.	9.00	08/15/12	517,500
1,000,000	US Oncology Holdings, Inc.(c)	10.68	03/15/15	1,020,000

				3,657,500

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	PIPELINES — 0.87%
$500,000	Semgroup L.P.(a)	8.75%	11/15/15	$504,375
500,000	Williams Cos.(a)	6.38	10/01/10	497,500

				1,001,875

	RENTAL AUTO/EQUIPMENT — 2.22%
1,000,000	Neff Rental/ Neff Finance(a)	11.25	06/15/12	1,080,000
1,500,000	United Rentals, Inc.	7.75	11/15/13	1,477,500

				2,557,500

	RESORTS/THEME PARKS — 0.89%
1,000,000	Universal City Florida Holdings(c)	10.24	05/01/10	1,027,500

	RETAIL - DRUG STORE — 0.83%
1,000,000	Jean Coutu Group, Inc.	8.50	08/01/14	962,500

	RETAIL - MAJOR DEPARTMENT STORE — 3.26%
1,500,000	JC Penney Co., Inc.	8.00	03/01/10	1,613,471
1,000,000	Neiman Marcus Group, Inc.	9.00	10/15/15	1,062,500
1,000,000	Saks, Inc.	9.88	10/01/11	1,091,250

				3,767,221

	RETAIL - VIDEO RENTAL — 0.79%
1,000,000	Blockbuster, Inc.(c)	9.00	09/01/12	917,500

	SATELLITE TELECOM — 1.96%
650,000	Inmarsat Finance plc	7.63	06/30/12	669,500
1,500,000	Intelsat Bermuda Ltd.(a)	11.25	06/15/16	1,593,750

				2,263,250

	SCHOOLS — 1.21%
1,500,000	Knowledge Learning Center(a)	7.75	02/01/15	1,402,500

	STEEL - PRODUCERS — 0.84%
1,000,000	AK Steel Corp.	7.75	06/15/12	973,750

	TELEPHONE - INTERGRATED — 9.92%
2,000,000	Cincinnati Bell, Inc.	8.38	01/15/14	2,020,000
2,000,000	Citizens Communications	9.25	05/15/11	2,205,000
649,000	Consolidated Communications Holding	9.75	04/01/12	684,695
2,000,000	Hawaiian Telcom Communication	12.50	05/01/15	2,100,000
1,250,000	Nordic Telephone Co. Holdings(a)	8.88	05/01/16	1,314,063
1,000,000	Qwest Corp.	7.50	06/15/23	990,000
2,000,000	Valor Telecom Enterprise	7.75	02/15/15	2,130,000

				11,443,758

See Notes to Financial Statements.

10

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	TRAVEL SERVICES — 0.42%
$500,000	Travelport, Inc.(a)	9.88%	09/01/14	$482,500

	TOTAL CORPORATE BONDS (Cost $102,791,198)			103,882,051

BANK LOANS — 1.73%
	CASINO HOTELS — 1.30%
1,443,172	Resorts International Holdings LLC(c)(d)	16.32	04/26/13	1,500,899

	MISCELLANEOUS MANUFACTURING — 0.43%
500,000	IPC Acquistion Corp.(c)(d)	11.80	09/29/14	500,000

	TOTAL BANK LOANS (Cost $1,951,325)			2,000,899

Shares
COMMON STOCK — 3.28%
	METAL - ALUMINUM — 3.28%
28,047	Ormet Corp.(b)			3,786,625

	TOTAL COMMON STOCK (Cost $7,704,681)			3,786,625

Principal Amount
U.S. GOVERNMENT AGENCY BONDS & NOTES — 3.12%
	FEDERAL HOME LOAN BANK — 3.12%
$3,600,000	Discount Note,	4.40	10/02/06	3,599,120

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $3,598,680)			3,599,120

TOTAL INVESTMENTS (Cost $116,045,884)(e)	98.11%	$113,268,695
OTHER ASSETS IN EXCESS OF LIABILITIES	1.89	2,182,964

NET ASSETS	100.00%	$115,451,659

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $17,347,556 or 15.03% of net assets.
(b)	Represents an illiquid security as of September 30, 2006.
(c)	Variable Rate Security—The rate disclosed is as of September 30, 2006.
(d)	Fair valued as of September 30, 2006.
(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$2,644,647	$(5,421,836)	$(2,777,189)

Discount Note—The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.

LLC—Limited Liability Company

L.P.—Limited Partnership

Ltd.—Limited

plc—public limited company

See Notes to Financial Statements.

11

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006

High Yield Fund — (continued)

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	35.88%	$41,426,567
Telecommunication	15.78	18,218,758
Raw/Intermediate Materials	13.96	16,115,375
Industrials	6.98	8,052,500
Health Care	6.02	6,946,250
Financials	5.80	6,702,209
Information Technology	4.15	4,794,500
Utilities	3.13	3,610,916
U.S. Government & Agency Obligations	3.12	3,599,120
Consumer Staples	2.05	2,365,000
Energy	1.24	1,437,500

Total Investment	98.11%	$113,268,695
Other Assets in Excess of Liabilities	1.89	2,182,964

Net Assets	100.00%	$115,451,659

See Notes to Financial Statements.

12

Excelsior Funds Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

Equity Opportunities Fund

Shares		Value

COMMON STOCKS — 93.13%
	CONSUMER DISCRETIONARY — 13.94%
81,600	BorgWarner, Inc.	$4,665,072
140,500	Dillards, Inc., Class A	4,598,565
187,000	Furniture Brands International, Inc.	3,560,480
130,700	John Wiley & Sons, Class A	4,706,507
111,300	Life Time Fitness, Inc.(a)	5,152,077
171,200	Sotheby’s Holdings, Inc., Class A	5,519,488
150,000	Timberland Co., Class A(a)	4,315,500

		32,517,689

	CONSUMER STAPLES — 4.83%
113,200	Anheuser Busch Cos., Inc.	5,378,132
117,700	Senomyx, Inc.(a)	1,809,049
72,500	Wm. Wrigley Jr. Co.	3,339,350
16,232	Wm. Wrigley Jr. Co., Class B	746,672

		11,273,203

	ENERGY — 6.88%
77,900	Apache Corp.	4,923,280
84,700	Exxon Mobil Corp.	5,683,370
75,600	Suncor Energy, Inc. ADR	5,446,980

		16,053,630

	FINANCIAL — 15.51%
281,000	Aegon N.V.	5,274,370
134,427	American Capital Strategies Ltd.	5,305,834
59	Berkshire Hathaway, Inc., Class A(a)	5,652,200
44,300	Lehman Brothers Holding, Inc.	3,271,998
191,000	Leucadia National Corp.	4,998,470
77,200	NYSE Group, Inc.(a)	5,770,700
106,800	RenaissanceRe Holdings Ltd.	5,938,080

		36,211,652

	HEALTH CARE — 9.68%
80,600	Johnson & Johnson	5,234,164
93,400	Medtronic, Inc.	4,337,496
89,000	Novo-Nordisk A/S ADR	6,632,280
74,000	Roche Holdings Ltd. ADR	6,379,362

		22,583,302

	INDUSTRIALS — 15.32%
2,112,962	Bombardier, Inc., Class B(a)	6,598,780
111,500	Canadian National Railway Co.	4,676,310

Shares		Value

COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
89,200	Expeditors International of Washington, Inc.	$3,976,536
139,000	General Electric Co.	4,906,700
357,200	Quanta Services, Inc.(a)	6,022,392
133,500	Rolls-Royce Group plc ADR	5,720,475
142,300	Simpson Manufacturing Co., Inc.	3,846,369

		35,747,562

	INFORMATION TECHNOLOGY — 6.13%
1,166,000	3com Corp.(a)	5,142,060
140,000	Analog Devices, Inc.	4,114,600
184,600	National Instruments Corp.	5,046,964

		14,303,624

	RAW/INTERMEDIATE MATERIALS — 9.85%
105,300	Aracruz Cellulose S.A. ADR	5,240,781
133,900	Monsanto Co.	6,294,639
112,600	Nucor Corp.	5,572,574
75,100	Vulcan Materials Co.	5,876,575

		22,984,569

	REAL ESTATE — 1.83%
78,000	St. Joe Co.	4,279,860

	UTILITIES — 9.16%
323,000	AES Corp.(a)	6,585,970
282,000	Centerpoint Energy, Inc.	4,038,240
451,500	EL Paso Corp.	6,158,460
320,000	Sierra Pacific Resources(a)	4,588,800

		21,371,470

	TOTAL COMMON STOCKS (Cost $191,011,935)	217,326,561

FOREIGN COMMON STOCKS — 1.99%
	GERMANY — 1.99%
86,706	Bayerische Motoren Werke AG	4,640,673

	TOTAL FOREIGN COMMON STOCKS (Cost $3,919,029)	4,640,673

See Notes to Financial Statements.

13

Excelsior Funds Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

Equity Opportunities Fund — (continued)

Principal Amount		Value

REPURCHASE AGREEMENT — 5.74%
$13,387,000	JP Morgan Chase Securities, Inc., 4.87%, dated 09/29/06, to be repurchased 10/02/06, repurchase price $13,392,433 (collateralized by U.S. Government Obligation, par value $13,370,000, 5.200%, 08/01/08; total market value $13,441,054)	$13,387,000

	TOTAL REPURCHASE AGREEMENT (Cost $13,387,000)	13,387,000

TOTAL INVESTMENTS (Cost $208,317,964)(b)	100.86%	$235,354,234
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.86)	(2,010,402)

NET ASSETS	100.00%	$233,343,832

(a)	Non-income producing security.
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$33,203,829	$(6,167,559)	$27,036,270

ADR—American Depositary Receipt

Ltd.—Limited

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	15.93%	$37,158,362
Financial	15.51	36,211,652
Industrials	15.32	35,747,562
Raw/Intermediate Materials	9.85	22,984,569
Health Care	9.68	22,583,302
Utilities	9.16	21,371,470
Energy	6.88	16,053,630
Information Technology	6.13	14,303,624
Repurchase Agreement	5.74	13,387,000
Consumer Staples	4.83	11,273,203
Real Estate	1.83	4,279,860

Total Investments	100.86%	$235,354,234
Liabilities in Excess of Other Assets	(0.86)	(2,010,402)

Net Assets	100.00%	$233,343,832

See Notes to Financial Statements.

14

Excelsior Funds Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

Mid Cap Value and Restructuring Fund

Shares		Value
COMMON STOCKS — 97.04%
	CONSUMER DISCRETIONARY — 27.21%
71,900	Autozone, Inc.(a)	$7,427,270
101,100	Black & Decker Corp.	8,022,285
112,900	Centex Corp.	5,940,798
284,500	Constellation Brands, Inc.(a)	8,187,910
190,600	EchoStar Communications, Inc.(a)	6,240,244
135,800	Limited Brands	3,597,342
303,200	Onex Corp.	6,788,345
167,700	Sherwin-Williams Co.	9,354,306
333,200	Tempur-Pedic International, Inc.(a)	5,721,044
239,500	TJX Cos., Inc.	6,713,185
148,000	Zale Corp.(a)	4,105,520

		72,098,249

	CONSUMER STAPLES — 2.34%
147,200	Dean Foods Co.(a)	6,185,344

	ENERGY — 11.90%
103,800	Cimarex Energy Co.	3,652,722
173,300	Devon Energy Corp.	10,943,895
122,700	Noble Corp.	7,874,886
187,800	Occidental Petroleum Corp.	9,035,058

		31,506,561

	FINANCIAL — 14.57%
88,000	Ace Ltd.	4,816,240
159,700	CIT Group, Inc.	7,766,211
47,900	First Marblehead Corp.	3,317,554
116,600	Lehman Brothers Holding, Inc.	8,612,076
61,400	Mastercard, Inc., Class A(a)	4,319,490
59,900	RenaissanceRe Holdings Ltd.	3,330,440
101,380	Sovereign Bancorp, Inc.	2,180,684
120,000	W.R. Berkley Corp.	4,246,800

		38,589,495

	HEALTH CARE — 5.91%
331,300	Health Management Associates, Inc., Class A	6,924,170
176,700	Shire Pharmaceuticals plc ADR	8,727,213

		15,651,383

	INDUSTRIALS — 15.78%
47,900	Autoliv, Inc.	2,639,769
187,700	Brink’s Co.	9,959,362

Shares		Value
COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
236,600	Empresa Brasileira de Aeronautica S.A. ADR	$9,291,282
75,000	Kennametal, Inc.	4,248,750
36,000	Lincoln Electric Holdings, Inc.	1,960,200
167,700	Mueller Industries, Inc.	5,898,009
335,300	United Rentals, Inc.(a)	7,795,725

		41,793,097

	INFORMATION TECHNOLOGY — 7.52%
125,000	Electronic Data Systems Corp.	3,065,000
223,900	Harris Corp.	9,961,311
463,100	Symbol Technologies, Inc.	6,881,666

		19,907,977

	RAW/INTERMEDIATE MATERIALS — 5.46%
186,700	Aracruz Cellulose S.A. ADR	9,292,059
179,700	Cabot Microelectronics Corp.(a)	5,178,954

		14,471,013

	REAL ESTATE — 2.15%
103,800	St. Joe Co.	5,695,506

	UTILITIES — 4.20%
324,800	EL Paso Corp.	4,430,272
280,500	Williams Cos., Inc.	6,695,535

		11,125,807

	TOTAL COMMON STOCKS (Cost $160,989,980)	257,024,432

FOREIGN COMMON STOCKS — 2.10%
	NETHERLANDS — 2.10%
79,500	Hunter Douglas NV	5,574,102

	TOTAL FOREIGN COMMON STOCKS (Cost $2,926,238)	5,574,102

CONVERTIBLE PREFERRED STOCKS — 0.15%
	CONSUMER DISCRETIONARY — 0.15%
400	Blockbuster, Inc., Preferred Exchange	397,550

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $400,000)	397,550

See Notes to Financial Statements.

15

Excelsior Funds Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

Mid Cap Value and Restructuring Fund — (continued)

Principal Amount		Value
REPURCHASE AGREEMENT — 0.53%
$1,398,000	JP Morgan Chase Securities, Inc., 4.87%, dated 09/29/06, to be repurchased 10/02/06, repurchase price $1,398,567 (collateralized by U.S. Government Obligation, par value $1,390,000, 5.250%, 12/06/07; total market value $1,402,669)	$1,398,000

	TOTAL REPURCHASE AGREEMENT (Cost $1,398,000)	1,398,000

TOTAL INVESTMENTS (Cost $165,714,218)(b)	99.82%	$264,394,084
OTHER ASSETS IN EXCESS OF LIABILITIES	0.18	464,025

NET ASSETS	100.00%	$264,858,109

(a)	Non-income producing security.
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$101,336,963	$(2,657,097)	$98,679,866

ADR—American Depositary Receipt

Ltd.—Limited

plc—Public Limited Company

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	29.46%	$78,069,901
Industrials	15.78	41,793,097
Financial	14.57	38,589,495
Energy	11.90	31,506,561
Information Technology	7.52	19,907,977
Health Care	5.91	15,651,383
Raw/Intermediate Materials	5.46	14,471,013
Utilities	4.20	11,125,807
Consumer Staples	2.34	6,185,344
Real Estate	2.15	5,695,506
Repurchase Agreement	0.53	1,398,000

Total Investments	99.82%	$264,394,084
Other Assets in Excess of Liabilities	0.18	464,025

Net Assets	100.00%	$264,858,109

See Notes to Financial Statements.

16

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Value and Restructuring Fund

Shares		Value

COMMON STOCKS — 96.96%
	CONSUMER DISCRETIONARY — 14.30%
2,150,000	Avon Products, Inc.	$65,919,000
2,600,000	Black & Decker Corp.	206,310,000
2,600,000	CBS Corp., Class B	73,242,000
3,000,000	Centex Corp.	157,860,000
1,850,000	EchoStar Communications, Inc.(a)	60,569,000
850,000	Harman International Industries, Inc.	70,924,000
2,800,000	Leggett & Platt, Inc.	70,084,000
2,700,000	Newell Rubbermaid, Inc.	76,464,000
3,150,000	TJX Cos., Inc.	88,294,500
155,043	Wyndham Worldwide Corp.(a)	4,336,553
5,800,000	XM Satellite Radio Holdings, Inc., Class A(a)	74,762,000
2,550,000	Zale Corp.(a)	70,737,000

		1,019,502,053

	CONSUMER STAPLES — 4.17%
1,750,000	ConAgra Foods, Inc.	42,840,000
2,500,000	Dean Foods Co.(a)	105,050,000
1,000,000	Kraft Foods, Inc., Class A	35,660,000
2,050,000	Loews Corp. — Carolina Group	113,549,500

		297,099,500

	ENERGY — 13.87%
1,650,000	Anadarko Petroleum Corp.	72,319,500
2,750,000	ConocoPhillips	163,707,500
2,450,000	Devon Energy Corp.	154,717,500
1,359,928	Mariner Energy, Inc.(a)	24,981,877
1,400,000	Murphy Oil Corp.	66,570,000
2,150,000	Noble Energy, Inc.	98,018,500
1,900,000	Petrobras ADR	159,277,000
4,200,000	Petrohawk Energy Corp.(a)	43,596,000
3,149,977	Rossetta Resources, Inc.(a)	54,085,105
2,350,000	Todco, Class A(a)	81,310,000
2,400,000	W&T Offshore, Inc.	70,104,000

		988,686,982

	FINANCIAL — 22.62%
2,500,000	Ace Ltd.	136,825,000
3,650,000	Amvescap plc ADR	80,008,000
2,750,000	Apollo Investment Corp.(b)	56,402,500
1,000,000	Capital One Financial Corp.	78,660,000

Shares		Value

COMMON STOCKS — (continued)
	FINANCIAL — (continued)
1,981,700	Castlepoint Holdings Ltd. ADR(a)(c)(d)	$21,798,700
1,750,000	CIT Group, Inc.	85,102,500
2,400,000	Citigroup, Inc.	119,208,000
1,600,000	Freddie Mac	106,128,000
2,000,000	JP Morgan Chase & Co.	93,920,000
1,550,000	Lehman Brothers Holding, Inc.	114,483,000
2,700,000	Loews Corp.	102,330,000
2,400,000	Marsh & McLennan Cos., Inc.	67,560,000
633,414	Mastercard, Inc., Class A(a)	44,560,675
3,483,279	MCG Capital Corp.	56,881,946
1,800,000	Metlife, Inc.	102,024,000
2,100,000	Morgan Stanley	153,111,000
1,150,000	PNC Financial Services Group, Inc.	83,306,000
3,000,000	Primus Guaranty Ltd.(a)	36,330,000
1,700,000	Washington Mutual, Inc.	73,899,000

		1,612,538,321

	HEALTH CARE — 4.84%
1,850,000	AmerisourceBergen Corp.	83,620,000
2,225,000	Baxter International, Inc.	101,148,500
2,000,000	Bristol-Myers Squibb Co.	49,840,000
1,200,000	HCA, Inc.	59,868,000
1,000,000	Wyeth	50,840,000

		345,316,500

	INDUSTRIALS — 13.49%
2,900,000	AGCO Corp.(a)	73,515,000
1,116,403	Aries Maritime Transport Ltd.	11,610,591
1,062,581	Arlington Tankers	23,971,827
2,019,584	Copa Holdings S.A., Class A	69,332,319
1,000,000	Eagle Materials, Inc.	33,680,000
2,500,000	Empresa Brasileira de Aeronautica S.A. ADR	98,175,000
3,150,000	Gol Linhas Aereas Inteligentes S.A. ADR	108,202,500
500,000	Rockwell Automation, Inc.	29,050,000
1,700,000	Ryder Systems, Inc.	87,856,000
3,000,000	Tyco International Ltd.	83,970,000
1,650,000	Union Pacific Corp.	145,200,000
4,000,000	United Rentals, Inc.(a)	93,000,000
1,650,000	United Technologies Corp.	104,527,500

		962,090,737

See Notes to Financial Statements.

17

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Value and Restructuring Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY — 4.92%
3,950,000	Harris Corp.	$175,735,500
900,000	International Business Machines Corp.	73,746,000
3,500,000	Nokia Oyj ADR	68,915,000
1,850,000	Plantronics, Inc.	32,430,500

		350,827,000

	RAW/INTERMEDIATE MATERIALS — 9.05%
2,650,000	Alpha Natural Resources, Inc.(a)	41,764,000
4,000,000	Celanese Corp., Class A	71,600,000
4,500,000	Consol Energy, Inc.	142,785,000
1,500,000	Foundation Coal Holdings, Inc.	48,555,000
5,637,304	International Coal Group, Inc.(a)	23,789,423
944,900	Pinnacle Gas Resources, Inc.(a)(c)(d)	10,393,900
1,400,000	PPG Industries, Inc.	93,912,000
1,700,000	Schnitzer Steel Industries, Inc.	53,618,000
3,800,000	Smurfit-Stone Container Corp.(a)	42,560,000
900,000	Southern Copper Corp.	83,250,000
2,600,000	Tronox, Inc.	33,150,000

		645,377,323

	REAL ESTATE — 3.32%
3,720,000	Diamondrock Hospitality Co.	61,789,200
1,000,000	FBR Capital Markets Corp.(a)(c)(d)	15,000,000
3,300,000	Friedman Billings Ramsey Group, Inc., Class A	26,499,000
2,050,000	Host Marriott Corp.	47,006,500
3,000,000	Peoples Choice Financial Corp.(a)(c)(d)	9,000,000
887,500	Realogy Corp.(a)	20,128,500
600,000	Taberna Realty Finance Trust(c)(d)	8,940,000
900,000	Ventas, Inc.	34,686,000
1,500,000	Vintage Wine Trust, Inc.(c)(d)	13,500,000

		236,549,200

Shares		Value

COMMON STOCKS — (continued)
	TELECOMMUNICATION — 4.48%
5,500,000	America Movil S.A. de C.V., Series L ADR	$216,535,000
1,842,000	Datapath, Inc.(a)(c)(d)	20,262,000
2,600,000	Sprint Nextel Corp.	44,590,000
2,900,000	Windstream Corp.	38,251,000

		319,638,000

	TRANSPORTATION — 0.22%
1,000,000	Omega Navigation Enterprises, Inc., Class A ADR	15,370,000

	UTILITIES — 1.68%
1,500,000	Duke Energy Corp.	45,300,000
5,450,000	EL Paso Corp.	74,338,000

		119,638,000

	TOTAL COMMON STOCKS (Cost $5,022,038,773)	6,912,633,616

FOREIGN COMMON STOCKS — 1.54%
	GERMANY — 0.90%
1,500,000	Lanxess AG(a)	64,026,180

	ITALY — 0.64%
5,000,000	Enel S.p.A	45,635,341

	TOTAL FOREIGN COMMON STOCKS (Cost $78,886,762)	109,661,521

CONVERTIBLE PREFERRED STOCKS — 1.27%
	CONSUMER DISCRETIONARY — 1.08%
2,300,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	77,257,000

	RAW/INTERMEDIATE MATERIALS — 0.19%
500,000	Celanese Corp., Preferred Exchange, 4.25%	13,625,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $96,491,027)	90,882,000

See Notes to Financial Statements.

18

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Value and Restructuring Fund — (continued)

Principal Amount		Value

REPURCHASE AGREEMENT — 0.19%
$13,420,000	JP Morgan Chase Securities, Inc., 4.87%, dated 09/29/06, to be repurchased 10/02/06, repurchase price $13,425,446 (collateralized by U.S. Government Obligation, par value $13,403,000, 5.200%, 08/01/08; total market value $13,474,230)	$13,420,000

	TOTAL REPURCHASE AGREEMENT (Cost $13,420,000)	13,420,000

TOTAL INVESTMENTS (Cost $5,210,836,562)(e)	99.96%	$7,126,597,137
OTHER ASSETS IN EXCESS OF LIABILITIES	0.04	2,774,729

NET ASSETS	100.00%	$7,129,371,866

(a)	Non-income producing security.
(b)	Registered Investment Company
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $98,894,600 or 1.39% of net assets.
(d)	Represents an illiquid security as of September 30, 2006.
(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$2,174,334,610	$(258,574,035)	$1,915,760,575

ADR—American Depositary Receipt

Ltd.—Limited

plc—Public Limited Company

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Financial	22.62%	$1,612,538,321
Consumer Discretionary	15.38	1,096,759,053
Energy	14.51	1,034,322,323
Industrials	14.39	1,026,116,917
Raw/Intermediate Materials	9.24	659,002,323
Information Technology	4.92	350,827,000
Health Care	4.84	345,316,500
Telecommunication	4.48	319,638,000
Consumer Staples	4.17	297,099,500
Real Estate	3.32	236,549,200
Utilities	1.68	119,638,000
Transportation	0.22	15,370,000
Repurchase Agreement	0.19	13,420,000

Total Investments	99.96%	$7,126,597,137
Other Assets in Excess of Liabilities	0.04	2,774,729

Net Assets	100.00%	$7,129,371,866

See Notes to Financial Statements.

19

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Emerging Markets Fund

Shares		Value

COMMON STOCKS — 90.09%
	ARGENTINA — 1.37%
931,800	Telecom Argentina S.A. ADR(a)	$12,812,250

	BRAZIL — 7.05%
841,674	Arcelor Brazil S.A.	14,812,502
431,400	Companhia Vale do Rio Doce S.A.	9,296,061
272,500	Diagnosticos da America S.A.(a)	5,118,078
334,800	Gol Linhas Aereas Inteligentes S.A. ADR	11,500,380
441,700	Telemar Norte Leste S.A.	9,398,045
215,400	Uniao de Bancos Brasileiros S.A.	15,939,600

		66,064,666

	CHINA — 13.24%
23,275,000	Bank of Communications Ltd., Class H (Hong Kong)	16,385,219
27,271,300	Chaoda Mordern Agriculture Holdings Ltd. (Hong Kong)	16,678,187
42,614,000	China Construction Bank, Class H (Hong Kong)	18,421,940
620,797	China Mobile Ltd. ADR (Hong Kong)	21,945,173
20,961,000	China Petroleum & Chemical Corp., Class H (Hong Kong)	12,993,062
17,823,252	Far East Consortium Int’L Ltd. (Hong Kong)	7,354,231
15,539,400	People’s Food Holdings Ltd.	10,549,715
131,700	PetroChina Co. Ltd. ADR	14,177,505
8,447,000	Texwinca Holdings Ltd. (Hong Kong)	5,515,906

		124,020,938

	COLUMBIA — 0.88%
288,800	Bancolombia S.A. ADR	8,259,680

	INDIA — 5.45%
339,350	ICICI Bank Ltd. ADR	10,421,439
240,400	India Fund, Inc.(b)	10,613,660
222,900	State Bank of India GDR(c)	12,362,643
655,700	Suzlon Energy Ltd.	17,632,385

		51,030,127

Shares		Value

COMMON STOCKS — (continued)
	INDONESIA — 3.78%
28,198,700	PT Indocement Tunggal Prakarsa Tbk	$15,043,491
22,402,700	PT Telekomunikasi Indonesia Tbk	20,394,266

		35,437,757

	MALAYSIA — 3.73%
1,882,600	Genting Berhad	12,302,844
6,454,950	Public Bank Berhad	11,733,089
4,404,300	Telekom Malaysia Berhad	10,927,122

		34,963,055

	MEXICO — 9.55%
428,100	America Movil S.A. de C.V., Series L ADR	16,854,297
405,244	Cemex S.A.B de C.V. ADR	12,189,740
183,300	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	6,232,200
801,355	Grupo Elektra S.A.	7,694,146
2,124,100	Grupo Televisa S.A.	9,063,523
363,380	Telefonos de Mexico S.A. de C.V., Series L ADR	9,295,260
5,959,029	Urbi Desarrollos Urbanos S.A. de C.V.(a)	16,783,323
3,330,082	Wal-Mart de Mexico S.A. de C.V.	11,333,612

		89,446,101

	POLAND — 1.21%
967,373	Powszechna Kasa Oszczednoski Polski Bank S.A.	11,285,478

	RUSSIA — 8.47%
210,200	Lukoil Co. ADR	16,017,240
103,200	MMC Norilsk Nickel ADR	13,044,480
368,100	Mobile TeleSystems ADR	13,903,137
421,350	OAO Gazprom ADR	18,295,229
103,200	Polyus Gold ADR(a)	4,530,480
301,000	RBC Information Systems ADR(a)	11,678,800
61,280	Rostelecom ADR	1,844,528

		79,313,894

	SOUTH AFRICA — 6.06%
2,911,042	African Bank Investments Ltd.	8,257,767
704,600	Gold Fields Ltd. ADR	12,570,064

See Notes to Financial Statements.

20

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Emerging Markets Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	SOUTH AFRICA — (continued)
1,522,224	MTN Group Ltd.	$12,301,089
405,500	Sasol Ltd.	13,345,348
596,116	Telekom South Africa Ltd.	10,288,632

		56,762,900

	SOUTH KOREA — 16.31%
23,198	Amorepacific Corp.(a)	10,792,049
337,802	Hana Financial Group, Inc.	15,483,712
650,638	KT Corp. ADR	13,969,198
421,680	LG Cable Ltd.	15,612,808
120,562	LG Home Shopping, Inc.	9,709,433
13,000	Lotte Chilsung Beverage Co. Ltd.	17,651,265
135,810	NCSoft Corp.(a)	8,360,760
14,158	Pacific Corp.	1,938,529
63,570	Samsung Electronic Co. Ltd.	44,588,132
614,685	SK Telecom Co. Ltd. ADR	14,525,007

		152,630,893

	TAIWAN — 5.97%
3,114,472	Hon Hai Precision, Inc.	18,975,634
6,673,453	President Chain Store Corp.	14,400,893
11,780,387	Synnex Technology International Corp.	10,505,083
233,704	Taiwan Semiconductor Manufacturing Co. Ltd.	422,242
1,212,264	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,637,734

		55,941,586

	THAILAND — 1.50%
5,867,900	Advanced Info Service Public Co. Ltd. (Foreign Shares)	14,028,563

	TURKEY — 2.19%
872,210	Akbank T.A.S. ADR(c)	8,938,322
1,112,582	Arcelik A.S.	6,910,878
1,065,000	Turkiye Vakiflar Bankasi T.A.O., Class D	4,687,149

		20,536,349

	UNITED KINGDOM — 3.33%
381,000	Anglo American plc (South Africa shares)	15,888,247
712,500	Kazakhmys plc	15,272,011

		31,160,258

	TOTAL COMMON STOCKS (Cost $620,478,218)	843,694,495

Shares		Value

PREFERRED STOCKS — 5.84%
	BRAZIL — 4.47%
376,535	Banco Bradesco S.A.	$12,497,433
315,754,000	Companhia Energetica de Minas Gerais	12,420,559
906,800	Petroleo Brasileiro S.A.	16,922,925

		41,840,917

	SOUTH KOREA — 1.37%
246,300	Hyundai Motor Co. Ltd.	12,868,788

	TOTAL PREFERRED STOCKS (Cost $27,989,626)	54,709,705

Principal Amount
REPURCHASE AGREEMENT — 3.74%
$35,026,000	JP Morgan Chase Securities, Inc., 4.87%, dated 09/29/06, to be repurchased 10/02/06, repurchase price $35,040,215 (collateralized by U.S. Government Obligations, ranging in par value $8,769,000-$26,000,000, 3.600%-5.680%, maturing 03/16/09-11/27/15; total market value $35,537,889)	35,026,000

	TOTAL REPURCHASE AGREEMENT (Cost $35,026,000)	35,026,000

TOTAL INVESTMENTS (Cost $683,493,844)(d)	99.67%	$933,430,200
OTHER ASSETS IN EXCESS OF LIABILITIES	0.33	3,081,997

NET ASSETS	100.00%	$936,512,197

(a)	Non-income producing security
(b)	Registered Investment Company
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $21,300,965 or 2.27% of net assets.
(d)	Unrealized appreciation (depreciation) of securities:

See Notes to Financial Statements.

21

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Emerging Markets Fund — (continued)

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$278,817,287	$(28,880,931)	$249,936,356

ADR—American Depository Receipt

GDR—Global Depository Receipt

Ltd.—Limited

plc—Public Limited Company

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Telecommunication	19.49%	$182,486,569
Financial	17.30	162,027,698
Industrials	11.29	105,761,426
Energy	11.05	103,509,024
Raw/Intermediate Materials	10.80	101,086,312
Information Technology	9.32	87,302,544
Consumer Discretionary	8.85	82,889,144
Consumer Staples	6.15	57,609,745
Repurchase Agreement	3.74	35,026,000
Investment Companies	1.13	10,613,660
Health Care	0.55	5,118,078

Total Investments	99.67%	$933,430,200
Other Assets in Excess of Liabilities	0.33	3,081,997

Net Assets	100.00%	$936,512,197

See Notes to Financial Statements.

22

Excelsior Funds Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

International Equity Fund

Shares		Value

COMMON STOCKS — 99.56%
	AUSTRALIA — 1.16%
14,057	Rio Tinto Ltd.	$732,751

	BELGIUM — 1.24%
5,300	Umicore	783,302

	CANADA — 2.25%
42,900	Rona, Inc.(a)	812,701
8,487	Suncor Energy, Inc.	609,013

		1,421,714

	CHINA — 2.35%
6,400	PetroChina Co. Ltd. ADR	688,960
73,000	Sun Hung Kai Properties Ltd. (Hong Kong)	796,063

		1,485,023

	FINLAND — 2.41%
31,300	Fortum Oyj	834,106
35,200	Nokia Oyj	693,312

		1,527,418

	FRANCE — 8.60%
25,100	AXA S.A.	924,796
10,020	BNP Paribas S.A.	1,076,670
15,600	Carrefour S.A.	984,388
5,704	Compagnie Generale de Geophysique S.A. (CGG)(a)	876,944
8,458	Sanofi-Aventis S.A.	751,861
12,616	Total S.A.	827,384

		5,442,043

	GERMANY — 7.43%
15,600	Adidas-Salomon AG	732,267
16,200	Altana AG	894,492
16,400	Bayerische Motoren Werke AG	877,760
8,300	MAN AG	699,793
18,800	Rhoen-Klinikum AG	842,791
34,150	SGL Carbon AG(a)	655,585

		4,702,688

	INDONESIA — 1.43%
991,000	PT Telekomunikasi Indonesia Tbk	902,155

	IRELAND — 2.82%
46,000	Bank of Ireland	899,250
48,100	Depfa Bank plc	887,723

		1,786,973

Shares		Value

COMMON STOCKS — (continued)
	ITALY — 2.10%
26,850	ENI S.p.A.	$797,705
30,665	Permasteelisa S.p.A.	528,658

		1,326,363

	JAPAN — 24.16%
21,600	Canon, Inc.	1,128,946
51,100	Casio Computer Co. Ltd.	1,030,958
45,946	Chiyoda Corp.	900,487
34,500	Don Quijote Co. Ltd.	731,323
12,300	FANUC Co. Ltd.	960,179
22,500	Hoya Corp.	848,681
3,800	Keyence Corp.	874,696
11,600	Kyocera Corp.	992,813
23,500	Millea Holdings, Inc.(b)	854,460
60	Mitsubishi Tokyo Financial Group, Inc.	772,162
51,000	Nikon Corp.	1,055,402
550	NTT DoCoMo, Inc.	847,432
126,000	Sumitomo Trust & Banking Co. Ltd.	1,321,773
19,800	Takeda Pharmaceutical Co. Ltd.	1,237,345
99,000	The Bank of Fukuoka Ltd.	727,840
9,900	Yamada Denki Co. Ltd.	994,263

		15,278,760

	MEXICO — 2.88%
25,700	America Movil S.A. de C.V., Series L ADR	1,011,809
26,892	Cemex S.A.B de C.V. ADR	808,911

		1,820,720

	NETHERLANDS — 2.78%
27,000	ABN Amro Holding NV	787,171
61,600	Qiagen NV(a)	970,829

		1,758,000

	NORWAY — 3.18%
85,700	Tandberg ASA	915,732
84,400	Telenor ASA	1,097,914

		2,013,646

	SINGAPORE — 1.78%
93,000	DBS Group Holdings Ltd.	1,122,845

	SOUTH KOREA — 1.43%
1,290	Samsung Electronic Co. Ltd.	904,809

See Notes to Financial Statements.

23

Excelsior Funds Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

International Equity Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	SPAIN — 3.95%
61,500	Banco Santander Central Hispano S.A.	$971,121
26,700	Repsol YPF S.A.	793,607
42,308	Telefonica S.A.	732,303

		2,497,031

	SWEDEN — 1.46%
20,100	Svenska Cellulosa AB	922,619

	SWITZERLAND — 3.68%
28,200	Micronas Semiconductor AG	633,324
5,600	Roche Holdings AG	967,768
12,200	UBS AG	729,479

		2,330,571

	TAIWAN — 3.26%
183,409	Hon Hai Precision, Inc.	1,117,463
98,522	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	945,811

		2,063,274

	THAILAND — 1.04%
275,500	Advanced Info Service Public Co. Ltd. (Foreign Shares)	658,646

	TURKEY — 1.07%
109,400	Arcelik A.S.	679,546

	UNITED KINGDOM — 17.10%
62,200	BG Group	755,717
60,200	British Sky Broadcasting Group plc	614,620
88,800	Cadbury Schweppes plc	943,570
32,974	GlaxoSmithKline plc	876,823
57,300	HSBC Holdings plc	1,045,157
64,000	Paragon Group plc	808,603
19,570	Reckitt Benckiser plc	810,615
27,688	Royal Bank of Scotland Group plc	952,564
201,900	Sage Group plc (The)	948,763
154,849	Serco Group plc	1,089,841
58,400	Shire plc	965,996
220,954	William Morrison Supermarkets plc	1,005,955

		10,818,224

	TOTAL COMMON STOCKS (Cost $47,557,135)	62,979,121

Shares		Value

PREFERRED STOCKS — 1.03%
	SOUTH KOREA — 1.03%
12,500	Hyundai Motor Co. Ltd.	$653,105

	TOTAL PREFERRED STOCKS (Cost $376,416)	653,105

Principal Amount
REPURCHASE AGREEMENT — 1.99%
$1,258,000	JP Morgan Chase Securities, Inc., 4.87%, dated 09/29/06, to be repurchased 10/02/06, repurchase price $1,258,511 (collateralized by U.S. Government Obligation, par value $1,233,000, 5.680%, 11/27/15; total market value $1,281,542)	1,258,000

	TOTAL REPURCHASE AGREEMENT (Cost $1,258,000)	1,258,000

TOTAL INVESTMENTS (Cost $49,191,551)(c)	102.58%	$64,890,226
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.58)	(1,630,264)

NET ASSETS	100.00%	$63,259,962

(a)	Non-income producing security.
(b)	Fair valued as of September 30, 2006
(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$16,667,929	$(969,254)	$15,698,675

ADR—American Depository Receipt

Ltd.—Limited

plc—Public Limited Company

See Notes to Financial Statements.

24

Excelsior Funds Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

International Equity Fund — (continued)

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Financial	23.19%	$14,677,678
Telecommunication	13.39	8,468,186
Information Technology	11.89	7,520,611
Health Care	11.87	7,507,904
Industrials	10.69	6,764,643
Consumer Discretionary	10.18	6,440,278
Energy	8.46	5,349,330
Consumer Staples	5.92	3,744,527
Raw/Intermediate Materials	3.68	2,324,964
Repurchase Agreement	1.99	1,258,000
Utilities	1.32	834,105

Total Investments	102.58%	$64,890,226
Liabilities in Excess of Other Assets	(2.58)	(1,630,264)

Net Assets	100.00%	$63,259,962

See Notes to Financial Statements.

25

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2006 (Unaudited)

	Money Fund	Core Bond Fund	High Yield Fund
ASSETS:
Investments, at cost–see accompanying portfolios	$1,086,250,012	$547,548,237	$116,045,884

Investments, at value (including Repurchase Agreements) (Note 1)	$1,086,250,012	$547,571,113	$113,268,695
Cash	—	—	1,174,118
Foreign currency (cost $0, $0, $0, $0, $0, $479, and $132,464 respectively)	—	—	—
Dividends and interest receivable	1,318,389	4,083,679	2,298,427
Receivable for investments sold	—	518,563	—
Receivable for fund shares sold	5,963	302,585	9,948
Receivable for forward foreign currency contracts	—	—	—
Reclaims receivable	—	—	—
Prepaid expenses	9,033	3,761	1,972

Total Assets	1,087,583,397	552,479,701	116,753,160
LIABILITIES:
Payable for dividends declared	4,139,727	705,923	589,968
Payable for investments purchased	—	15,795,368	502,263
Cash overdraft	—	38,388	—
Payable for fund shares redeemed	—	619,400	116,612
Payable for forward foreign currency contracts	—	—	—
Investment advisory fees payable (Note 2)	122,969	174,116	51,085
Administration fees payable (Note 2)	160,846	66,492	14,477
Distribution and shareholder servicing fees payable (Note 2)	226,184	55,641	22,958
Directors’/Trustees’ fees and expenses payable (Note 2)	14,630	4,835	1,242
Accrued expenses and other payables	336,871	150,273	2,896

Total Liabilities	5,001,227	17,610,436	1,301,501

NET ASSETS	$1,082,582,170	$534,869,265	$115,451,659

NET ASSETS consist of:
Undistributed (distributions in excess of) net investment income	$—	$(36,576)	$(672,256)
Accumulated net realized gain (loss) on investments, foreign currency transactions and written options	(40,526)	(2,707,911)	(65,154,022)
Unrealized appreciation of investments, foreign currency translations and written options	—	22,876	(2,777,189)
Par value (Note 5)	1,082,827	59,782	256
Paid in capital in excess of par value	1,081,539,869	537,531,094	184,054,870

Net Assets	$1,082,582,170	$534,869,265	$115,451,659

Net Assets:
Institutional Shares	$466,895,099	$240,834,044	$7,179,976
Shares	615,687,071	294,034,174	108,271,683
Retirement Shares	—	1,047	—
Shares outstanding (Note 5):
Institutional Shares	466,897,359	26,913,157	1,595,887
Shares	615,929,932	32,868,586	24,051,925
Retirement Shares	—	117	—
NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding):
Institutional Shares	$1.00	$8.95	$4.50

Shares	$1.00	$8.95	$4.50

Retirement Shares	—	8.95	—

(a)	Due to rounding net assets divided by shares outstanding does not equal the net asset value per share.

See Notes to Financial Statements.

26

Equity Opportunities Fund	Mid Cap Value and Restructuring Fund		Value and Restructuring Fund	Emerging Markets Fund	International Equity Fund

$208,317,964	$165,714,218		$5,210,836,562	$683,493,844	$49,191,551

$235,354,234	$264,394,084		$7,126,597,137	$933,430,200	$64,890,226
—	29,602		662,284	44	22,061
—	—		510	1,173,388	132,464
291,518	244,855		8,740,496	1,842,691	104,970
—	352,200		31,816,190	16,169,915	—
1,125,415	462,865		11,499,994	2,145,552	40
—	—		—	—	—
6,798	—		—	2,772	28,634
—	2,666		34,789	—	2,429

236,777,965	265,486,272		7,179,351,400	954,764,562	65,180,824

—	—		—	—	—
2,107,566	—		33,310,856	15,579,218	435,810
112,065	—		—	—	—
977,777	318,809		9,843,755	1,034,161	1,411,905
—	—		—	144,355	425
103,497	138,938		3,474,701	902,954	37,258
27,910	32,445		875,605	152,369	10,488
44,748	38,281		1,328,358	159,088	—
1,815	2,621		63,035	8,850	581
58,755	97,069		1,083,224	271,370	24,395

3,434,133	628,163		49,979,534	18,252,365	1,920,862

$233,343,832	$264,858,109		$7,129,371,866	$936,512,197	$63,259,962

$297,285	$(29,733)		$16,368,069	$4,409,732	$99,386
(3,152,198)	23,262,852		(45,792,422)	46,748,625	(13,755,239)
27,036,395	98,679,866		1,915,760,607	249,898,199	15,697,652
18,272	134		146,493	73,839	63
209,144,078	142,944,989		5,242,889,119	635,381,802	61,218,100

$233,343,832	$264,858,109		$7,129,371,866	$936,512,197	$63,259,962

$55,728,598	$31,561,478		$321,373,453	$28,156,338	$63,259,962
177,615,234	233,295,498		6,807,070,082	908,355,859	—
—	1,133		928,331	—	—

4,359,156	1,596,549		6,603,129	2,215,150	6,283,440
13,912,454	11,838,434		139,871,113	71,623,772	—
—	58		19,081	—	—

$12.78	$19.77		$48.67	$12.71	$10.07

$12.77	$19.71		$48.67	$12.68	$ —

—	$19.65	(a)	$48.65	—	—

See Notes to Financial Statements.

27

Excelsior Funds

Statements of Operations

For the Six Months Ended September 30, 2006 (Unaudited)

	Money Fund	Core Bond Fund	High Yield Fund
INVESTMENT INCOME:
Dividend income	$39,952,559	$425,644	$—
Interest income	—	7,470,573	5,152,241
Less: Foreign taxes withheld	—	—	—

Total Income	—	7,896,217	5,152,241
EXPENSES:
Investment advisory fees (Note 2)	1,932,633	1,128,773	520,431
Shareholder servicing fees — Institutional Shares (Note 2)	—	—	—
Shareholder servicing fees — Shares (Note 2)	1,237,072	362,523	150,725
Distribution and shareholder servicing fees — Retirement Shares (Note 2)	—	4	—
Administration fees (Note 2)	1,166,753	228,037	98,184
Transfer agent fees	51,780	81,331	18,622
Legal and audit fees	24,067	17,328	9,675
Custodian fees	38,657	11,425	3,253
Directors’/Trustees’ fees and expenses (Note 2)	29,744	5,295	2,599
Miscellaneous expenses	102,798	52,763	36,116

Total Expenses	4,583,504	1,887,479	839,605
Fees waived and reimbursed by:
Investment Adviser (Note 2)	(1,027,263)	(542,866)	(168,449)

Net Expenses	3,556,241	1,344,613	671,156

NET INVESTMENT INCOME (LOSS)	36,396,318	6,551,604	4,481,085

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on:
Security transactions	—	(2,178,812)	46,550
Foreign currency transactions	—	—	—
Written options	—	—	—

Total net realized gain (loss)	—	(2,178,812)	46,550
Change in unrealized appreciation (depreciation) of investments, foreign currency translations and written options during the period	—	4,285,217	(977,931)

Net realized and unrealized gain (loss) on investments, foreign currency transactions and written options	—	2,106,405	(931,381)

Net increase in net assets resulting from operations	$36,396,318	$8,658,009	$3,549,704

See Notes to Financial Statements.

28

Equity Opportunities Fund	Mid Cap Value and Restructuring Fund	Value and Restructuring Fund	Emerging Markets Fund	International Equity Fund

$1,405,368	$1,617,266	$66,272,668	$15,791,196	$832,109
249,821	14,453	2,721,534	688,010	25,233
(9,449)	(30,414)	(580,146)	(1,333,590)	(87,506)

1,645,740	1,601,305	68,414,056	15,145,616	769,836

762,240	920,798	20,489,924	6,048,002	308,775
—	—	43,968	—	54
185,793	285,902	7,842,891	1,176,153	—
—	5	3,865	—	—
153,391	213,806	5,154,141	967,688	61,755
15,440	48,914	999,137	155,898	6,599
14,247	11,535	149,866	39,575	9,394
11,791	8,711	188,757	653,178	18,518
3,410	5,630	119,743	17,718	1,098
48,872	40,963	564,858	126,755	26,409

1,195,184	1,536,264	35,557,150	9,184,967	432,602

(196,658)	(2,509)	—	(267,375)	(92,950)

998,526	1,533,755	35,557,150	8,917,592	339,652

647,214	67,550	32,856,906	6,228,024	430,184

(601,640)	25,242,732	99,963,601	39,890,638	1,535,834
(137)	1,444	(7,288)	(110,471)	(8,431)
—	—	1,760,971	—	—

(601,777)	25,244,176	101,717,284	39,780,167	1,527,403
2,677,877	(26,657,779)	(194,358,298)	(50,132,376)	(292,915)

2,076,100	(1,413,603)	(92,641,014)	(10,352,209)	1,234,488

$2,723,314	$(1,346,053)	$(59,784,108)	$(4,124,185)	$1,664,672

See Notes to Financial Statements.

29

Excelsior Funds

Statements of Changes in Net Assets

	Money Fund
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Net investment income (loss)	$36,396,318	$52,416,558
Net realized gain (loss) on investments and foreign currency transactions	—	—
Net realized gain (loss) on written options	—	(4,889)
Change in unrealized appreciation (depreciation) of investments, foreign currency translations and written options during the period	—	—

Net increase in net assets resulting from operations	36,396,318	52,411,669

Distributions to shareholders:
From net investment income
Institutional Shares	(13,552,876)	(19,834,796)
Shares	(22,843,442)	(32,581,762)
Retirement Shares	—	—
From net realized gain on investments
Institutional shares	—	—
Shares	—	—
Retirement Shares	—	—

Total distributions	(36,396,318)	(52,416,558)

Increase (decrease) in net assets from fund share transactions (Note 5)	(472,553,502)	(175,199,854)

Net increase (decrease) in net assets	(472,553,502)	(175,204,743)

NET ASSETS:
Beginning of period	1,555,135,672	1,730,340,415

End of period(1)	$1,082,582,170	$1,555,135,672

(1) Including undistributed (distributions in excess of) net investment income	$—	$—

See Notes to Financial Statements.

30

Core Bond Fund		High Yield Fund		Equity Opportunities Fund
Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
$6,551,604	$10,061,835	$4,481,085	$11,285,812	$647,214	$838,846
(2,178,812)	1,284,930	46,550	(4,085,478)	(601,777)	(2,557,056)
—	—	—		—	—

4,285,217	(7,274,735)	(977,931)	(1,518,767)	2,677,877	23,862,728

8,658,009	4,072,030	3,549,704	5,681,567	2,723,314	22,144,518

(282,164)	(6,254)	(336,637)	(1,002,532)	(244,288)	(312,869)
(6,308,403)	(10,218,978)	(4,125,211)	(9,681,268)	(468,487)	(261,632)
(20)	(38)	—	—	—	—

—	(13)	—	(28,599)	—	—
—	(3,571,500)	—	(325,252)	—	—
—	(13)	—	—	—	—

(6,590,587)	(13,796,796)	(4,461,848)	(11,037,651)	(712,775)	(574,501)

249,785,918	80,807,705	(32,672,036)	(15,055,145)	44,478,895	67,878,748

251,853,340	71,082,939	(33,584,180)	(20,411,229)	46,489,434	89,448,765

283,015,925	211,932,986	149,035,839	169,447,068	186,854,398	97,405,633

$534,869,265	$283,015,925	$115,451,659	$149,035,839	$233,343,832	$186,854,398

$(36,576)	$2,407	$(672,256)	$(691,493)	$297,285	$362,846

See Notes to Financial Statements.

31

Excelsior Funds

Statements of Changes in Net Assets

	Mid Cap Value and Restructuring Fund
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Net investment income (loss)	$67,550	$286,682
Net realized gain (loss) on investments and foreign currency transactions	25,244,176	(1,834,247)
Net realized gain (loss) on written options	—	—
Change in unrealized appreciation (depreciation) of investments, foreign currency translations and written options during the period	(26,657,779)	51,686,678

Net increase in net assets resulting from operations	(1,346,053)	50,139,113

Distributions to shareholders:
From net investment income
Institutional Shares	(28,083)	(320,565)
Shares	(69,200)	(377,856)
Retirement Shares	—	—
From net realized gain on investments
Institutional shares	—	—
Shares	—	—
Retirement Shares	—	—

Total distributions	(97,283)	(698,421)

Increase (decrease) in net assets from fund share transactions (Note 5)	(73,195,681)	(6,359,254)

Net increase (decrease) in net assets	(74,639,017)	43,081,438

NET ASSETS:
Beginning of period	339,497,126	296,415,688

End of period(1)	$264,858,109	$339,497,126

(1) Including undistributed (distributions in excess of) net investment income	$(29,733)	$—

See Notes to Financial Statements.

32

Value and Restructuring Fund		Emerging Markets Fund		International Equity Fund
Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
$32,856,906	$62,768,364	$6,228,024	$6,417,946	$430,184	$465,786
99,956,313	25,898,526	39,780,167	9,661,036	1,527,403	4,340,680
1,760,971	(7,456,185)	—		—	—
(194,358,298)	892,712,062	(50,132,376)	233,002,829	(292,915)	7,679,711

(59,784,108)	973,922,767	(4,124,185)	249,081,811	1,664,672	12,486,711

(1,751,071)	(2,339,479)	(101,496)	(210,171)	(455,858)	(738,048)
(33,881,312)	(50,184,813)	(2,777,915)	(5,703,935)	—	—
(2,685)	(1,311)	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(35,635,068)	(52,525,603)	(2,879,411)	(5,914,106)	(455,858)	(738,048)

742,774,150	930,527,802	(78,606,607)	345,786,429	1,808,978	5,054,635

647,354,974	1,851,924,966	(85,610,203)	588,954,134	3,017,792	16,802,764

6,482,016,892	4,630,091,926	1,022,122,400	433,168,266	60,242,170	43,439,406

$7,129,371,866	$6,482,016,892	$936,512,197	$1,022,122,400	$63,259,962	$60,242,170

$16,368,069	$19,146,231	$4,409,732	$1,061,119	$99,386	$125,060

See Notes to Financial Statements.

33

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) of Investments and Options		Total From Investment Operations	Dividends From Net Investment Income		Distributions From Net Realized Gain on Investments and Options
MONEY FUND — (12/16/99*)
Institutional Shares
Six Months Ended September 30, 2006
(Unaudited)	$1.00	$0.02	(2)	—	(2)	$0.02	$(0.02)		—
Year Ended March 31,
2006	1.00	0.04	(2)	$(0.01	)(2)	0.03	(0.03)		—
2005	1.00	0.02	(2)	(0.01	)(2)	0.01	(0.01)		—
2004	1.00	0.01		—		0.01	(0.01)		—
2003	1.00	0.01		—	(3)	0.01	(0.01)		—
2002	1.00	0.03		—	(3)	0.03	(0.03)		—
CORE BOND FUND — (11/30/05*)
Institutional Shares
Six Months Ended September 30, 2006
(Unaudited)	$8.84	$0.19	(2)	$0.12	(2)	$0.31	$(0.20)		—
Period Ended March 31,
2006	9.07	0.13	(2)	(0.11	)(2)	0.02	(0.13)		$(0.12)
HIGH YIELD FUND — (10/31/00*)
Institutional Shares
Six Months Ended September 30, 2006
(Unaudited)	$4.52	$0.16	(2)	$(0.02	)(2)	$0.14	$(0.16)		—
Year Ended March 31,
2006	4.66	0.32	(2)	(0.14	)(2)	0.18	(0.32	)(6)	—
2005	4.71	0.32	(2)	(0.06	)(2)	0.26	(0.31)		—
2004	3.99	0.35	(2)	0.72	(2)	1.07	(0.35	)(7)	—
2003	6.20	0.93	(2)	(1.58	)(2)	(0.65)	(1.56	)(8)	—
2002	7.26	1.09		(1.01)		0.08	(1.10)		$(0.04)
EQUITY OPPORTUNITIES FUND — (01/31/05*)
Institutional Shares
Six Months Ended September 30, 2006
(Unaudited)	$12.72	$0.05	(2)	$0.07	(2)	$0.12	$(0.06)		—
Year Ended March 31,
2006	10.98	0.09	(2)	1.72	(2)	1.81	(0.07)		—
Period Ended March 31,
2005	10.84	0.02	(2)	0.12	(2)	0.14	—		—

*	Commencement of Operations.
(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes per share amounts are based on average shares outstanding.
(3)	Amount represents less than $0.01 per share.
(4)	Not annualized
(5)	Annualized
(6)	Includes a tax return of capital of $(0.01).
(7)	Includes a tax return of capital of $(0.08).
(8)	Includes a tax return of capital of $(0.51).

See Notes to Financial Statements.

34

Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets(1)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.02)	$1.00	2.47	%(4)	$466,895	0.30	%(5)	0.43	%(5)	4.87	%(5)	—

(0.03)	1.00	3.53%		522,751	0.29%		0.44%		3.54%		—
(0.01)	1.00	1.55%		625,287	0.21%		0.46%		1.52%		—
(0.01)	1.00	0.87%		470,189	0.25%		0.53%		0.86%		—
(0.01)	1.00	1.41%		548,126	0.24%		0.49%		1.41%		—
(0.03)	1.00	2.98%		309,829	0.25%		0.54%		2.83%		—

$(0.20)	$8.95	3.59	%(4)	$240,834	0.65	%(5)	1.03	%(5)	4.26	%(5)	40%

(0.25)	8.84	0.20	%(4)	1,248	0.66	%(5)	1.22	%(5)	4.56	%(5)	95%

$(0.16)	$4.50	2.93	%(4)	$7,180	0.80	%(5)	1.06	%(5)	7.10	%(5)	21%

(0.32)	4.52	4.19%		12,045	0.80%		1.04%		7.09%		62%
(0.31)	4.66	5.80%		13,308	0.80%		1.07%		6.71%		70%
(0.35)	4.71	27.76%		22,641	0.80%		1.11%		7.91%		170%
(1.56)	3.99	(10.30)%		37,250	0.83%		1.10%		19.14%		153%
(1.14)	6.20	1.53%		48,241	0.78%		1.10%		17.81%		311%

$(0.06)	$12.78	0.93	%(4)	$55,729	0.80	%(5)	0.99	%(5)	0.81	%(5)	8%

(0.07)	12.72	16.55%		54,449	0.80%		1.05%		0.78%		17%

—	10.98	2.14	%(4)	53,826	0.80	%(5)	1.21	%(5)	0.87	%(5)	13%

See Notes to Financial Statements.

35

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios — (continued)

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) of Investments and Options		Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gain on Investments and Options
MID CAP VALUE AND RESTRUCTURING FUND — (06/01/96*)
Institutional Shares
Six Months Ended September 30, 2006
(Unaudited)	$19.69	$0.02	(2)	$0.08	(2)	$0.10	$(0.02)	—
Year Ended March 31,
2006	16.81	0.05	(2)	2.90	(2)	2.95	(0.07)	—
2005	15.78	0.25	(2)	1.04	(2)	1.29	(0.26)	—
2004	10.25	0.07	(2)	5.51	(2)	5.58	(0.05)	—
2003	13.28	0.05	(2)	(3.04	)(2)	(2.99)	(0.04)	—
2002	11.97	0.04	(2)	1.67	(2)	1.71	(0.04)	$(0.36)
VALUE AND RESTRUCTURING FUND — (09/30/02*)
Institutional Shares
Six Months Ended September 30, 2006
(Unaudited)	$49.36	$0.28	(2)	$(0.66	)(2)	$(0.38)	$(0.31)	—
Year Ended March 31,
2006	41.40	0.63	(2)	7.87	(2)	8.50	(0.54)	—
2005	37.56	0.42	(2)	3.84	(2)	4.26	(0.42)	—
2004	23.65	0.32	(2)	13.89	(2)	14.21	(0.30)	—
Period Ended March 31,
2003	22.92	0.22		0.59		0.81	(0.08)	—
EMERGING MARKETS FUND — (04/01/05*)
Institutional Shares
Six Months Ended September 30, 2006
(Unaudited)	$12.62	$0.09	(2)	$0.05	(2)	$0.14	$(0.05)	—
Year Ended March 31,
2006	8.81	0.13	(2)	3.79	(2)	3.92	(0.11)	—
INTERNATIONAL EQUITY FUND — (01/24/95*)
Institutional Shares
Six Months Ended September 30, 2006
(Unaudited)	$9.87	$0.07	(2)	$0.20	(2)	$0.27	$(0.07)	—
Year Ended March 31,
2006	7.80	0.08	(2)	2.12	(2)	2.20	(0.13)	—
2005	6.69	0.08	(2)	1.04	(2)	1.12	(0.01)	—
2004	4.09	0.08		2.59		2.67	(0.07)	—
2003	5.85	0.07		(1.77)		(1.70)	(0.06)	—
2002	6.93	0.04		(0.86)		(0.82)	(0.06)	$(0.20)

*	Commencement of Operations.
(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes per share amounts are based on average shares outstanding.
(3)	Not annualized
(4)	Annualized
(5)	Amount represents less than $1,000.
(6)	The information presented reflects the impact of the low level of assets at the beginning of the period and throughout the period ended March 31, 2003.
Percentage amounts to less than 0.005%.

See Notes to Financial Statements.

36

Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)		Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets(1)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.02)	$19.77	0.50	%(3)	$31,561		0.87	%(4)	0.87	%(4)	0.16	%(4)	7%

(0.07)	19.69	17.58%		101,965		0.88%		0.88%		0.27%		23%
(0.26)	16.81	8.18%		81,570		0.89%		0.99%		1.59%		28%
(0.05)	15.78	54.60%		100,729		0.74%		0.98%		0.49%		13%
(0.04)	10.25	(22.58)%		45,017		0.76%		0.91%		0.44%		28%
(0.40)	13.28	14.53%		53,900		0.80%		0.95%		0.33%		24%

$(0.31)	$48.67	(0.76	)%(3)	$321,373		0.84	%(4)	0.84	%(4)	1.17	%(4)	8%

(0.54)	49.36	20.70%		250,367		0.85%		0.85%		1.39%		12%
(0.42)	41.40	11.44%		161,016		0.83%		0.84%		1.05%		8%
(0.30)	37.56	60.46%		38,243		0.74%		0.89%		1.00%		4%

(0.08)	23.65	3.54	%(3)	—	(5)	0.00	%(4)(6)	0.00	%(4)(6)	1.90	%(4)	16%

$(0.05)	$12.71	1.13	%(3)	$28,156		1.60	%(4)	1.66	%(4)	1.52	%(4)	10%

(0.11)	12.62	46.25%		25,457		1.56%		1.68%		1.23%		7%

$(0.07)	$10.07	2.84	%(3)	$63,260		1.10	%(4)	1.40	%(4)	1.39	%(4)	11%

(0.13)	9.87	28.72%		60,242		1.04%		1.46%		0.97%		34%
(0.01)	7.80	16.98%		43,439		0.90%		1.48%		1.18%		59%
(0.07)	6.69	65.55%		35,598		0.90%		1.44%		1.32%		59%
(0.06)	4.09	(29.26)%		29,024		0.87%		1.29%		1.07%		71%
(0.26)	5.85	(12.16)%		52,405		0.90%		1.38%		0.75%		52%

See Notes to Financial Statements.

37

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Significant Accounting Policies:

Excelsior Funds, Inc. (“Excelsior Fund”) was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Funds Trust (the “Trust”) is a statutory trust organized under the laws of the State of Delaware on April 27, 1994. Excelsior Fund and the Trust are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-ended diversified management investment companies, with the exception of Energy and Natural Resources Fund and Real Estate Fund, each of which are non-diversified.

Excelsior Fund and the Trust currently offer shares in fifteen and five managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Money Fund, Core Bond Fund, Value and Restructuring Fund and Emerging Markets Fund, portfolios of Excelsior Fund and for High Yield Fund, Equity Opportunities Fund (formerly the Equity Core Fund), Mid Cap Value and Restructuring Fund and International Equity Fund, portfolios of the Trust (each a “Fund”, collectively, the “Funds”). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund and the Trust in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The International Equity Fund offers one class of shares: Institutional Shares. The Money Fund, High Yield Fund, Equity Opportunities Fund and Emerging Markets Fund offer two classes of shares: Institutional Shares and Shares. The Core Bond Fund, Mid Cap Value and Restructuring Fund and Value and Restructuring Fund offer three classes of shares: Institutional Shares, Shares and Retirement Shares. The Financial Highlights of the Shares and Retirement Shares as well as the financial statements for the remaining portfolios of Excelsior Fund and the Trust are presented separately.

38

Under a plan of reorganization adopted by the Trust, all of the assets and liabilities of the Income Fund and Total Return Bond Fund were transferred to the Institutional Shares of the Core Bond Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the close of business on September 27, 2006. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation/depreciation immediately before and after the reorganization.

	Before Reorganization			After Reorganization
	Income Fund	Total Return Bond Fund	Core Bond Fund	Core Bond Fund
Shares:
Shares	—	—	32,810,661	32,810,661
Institutional Shares	13,965,104	18,165,949	1,824,521	26,973,187
Retirement Shares	—	—	117	117
Net Assets:
Shares	$—	$—	$294,116,361	$294,116,361
Institutional Shares	$96,434,781	$129,070,075	$16,360,288	$241,865,144
Retirement Shares	$—	$—	$1,046	$1,046
Net Asset Value:
Shares	$—	$—	$8.96	$8.96
Institutional Shares	$6.91	$7.11	$8.97	$8.97
Retirement Shares	$—	$—	$8.97	$8.97

Net unrealized appreciation / (depreciation)	$(248,669)	$617,540	$740,329	$1,109,200
(a) Portfolio valuation:

Investments in securities that are traded on recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust. The Funds have engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets.

Short-term debt instruments that mature in 60 days or less and all securities in the Money Fund are valued at amortized cost, which approximates market value. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. The third-party pricing agents value debt securities at an evaluated price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

39

Investment valuation, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

(b) Forward foreign currency exchange contracts:

The Funds’ participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of foreign currency relative to the U.S. dollar. Contracts are marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

The International Equity Fund had the following forward foreign currency contracts outstanding as of September 30, 2006:

Settlement Dates	Currency to Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Foreign Currency Purchases:
10/04/06	JPY 5,911,075	$50,104	$(49)
10/04/06	JPY 6,060,638	51,372	(50)
10/04/06	JPY 18,222,872	154,462	(150)
10/04/06	JPY 21,278,883	180,365	(176)

Currency Legend:

JPY  Japanese Yen

40

(c) Covered call options written:

Certain Funds (excludes Money Fund) may engage in writing covered call options. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price, except insofar as the premium represents such a profit.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund’s statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the last quoted sale price for the most recent day such price was available. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or is delivered upon exercise. As a result, the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period and to the risk that market values increase beyond the option exercise price, in each case to the extent not offset by the net premium. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

During the six months ended September 30, 2006, the Value and Restructuring Fund had the following written option transactions:

Written Option Transactions	Number of Contracts	Premiums
Outstanding, beginning of period	(4,468)	$(1,760,972)
Option written	—	—
Options expired	4,468	1,760,972
Options exercised	—	—
Options terminated in closing purchase transactions	—	—

Outstanding, end of period	—	$—

41

(d) Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed of the dividend.

(e) Concentration of risks:

The Emerging Markets Fund and International Equity Fund invest primarily in securities of companies that are located in or conduct a substantial amount of their business in foreign countries, including emerging market countries. Prices of securities in foreign markets generally, and emerging markets in particular, have historically been more volatile than prices in U.S. markets. Some countries in which the Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The High Yield Fund is subject to special risks associated with investments in high yield bonds, which involve greater risk of default or downgrade and are more volatile than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately repay principal upon maturity. Discontinuation of these payments could adversely affect the market value of the security.

(f) Repurchase agreements:

The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds’ custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in connection with the disposition of the securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

(g) TBA purchase commitments:

Certain Funds may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. The Funds must maintain liquid securities having a value not less than the purchase price (including accrued interest) for such

42

purchase commitments. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

(h) Distributions to shareholders:

Dividends equal to all or substantially all of each Fund’s net investment income will be declared and paid as follows: for the Money Fund, Core Bond Fund and High Yield Fund, dividends will be declared daily and paid monthly; for the Equity Opportunities Fund, Mid Cap Value and Restructuring Fund and Value and Restructuring Fund, dividends will be declared and paid quarterly; and for the Emerging Markets Fund and International Equity Fund, dividends will be declared and paid semiannually. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date.

(i) Expense allocation:

Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets. Expenses attributable to a specific class of shares, such as shareholder servicing fees, are charged directly to that class.

(j) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Tax Positions — An interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact on the funds, if any, of adopting FIN 48.

43

2.	Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions:

On March 31, 2006, United States Trust Company of New York converted to a national charter and changed its name to United States Trust Company, National Association (“USTC-NA”) and merged with U.S. Trust Company, N.A., with USTC-NA as the surviving entity. As of March 31, 2006, the Funds are advised by U.S. Trust New York Asset Management Division (“NYAMD”), a separate identifiable division of USTC-NA, or UST Advisers, Inc. (together with NYAMD, the “Advisers”), a wholly-owned subsidiary of USTC-NA. USTC-NA is a wholly-owned subsidiary of US Trust Corporation, a registered bank holding company, which, in turn, is a wholly-owned subsidiary of The Charles Schwab Corporation. For the services provided pursuant to the Investment Advisory Agreements, each Adviser receives a fee, computed daily and paid monthly, as follows:

Money Fund	0.25%
Core Bond Fund	0.65%*
High Yield Fund	0.80%
Equity Opportunities Fund	0.75%
Mid Cap Value and Restructuring Fund	0.65%
Value and Restructuring Fund	0.60%
Emerging Markets Fund	1.25%
International Equity Fund	1.00%

*	On September 28, 2006 the Core Bond Fund changed its Investment Advisory fee to 0.65% from 0.75%.

UST Advisers, Inc. and BISYS Fund Services Ohio, Inc. (collectively, the “Administrators”) provide administrative services to the Funds. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) and the Trust (excluding the international equity portfolios of Excelsior Fund and the Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million and 0.150% over $400 million. The Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Emerging Markets Fund, International Equity Fund, International Fund and Pacific/Asia Fund. Administration fees payable by each Fund of the Excelsior Fund, the Trust and Excelsior Tax-Exempt Fund are determined in proportion to the relative average daily net assets of the respective Fund for the period paid. For the six months ended September 30, 2006, administration fees charged to the Funds were as follows:

Administration Fees
Money Fund	$1,166,753
Core Bond Fund	228,037
High Yield Fund	98,184
Equity Opportunities Fund	153,391
Mid Cap Value and Restructuring Fund	213,806
Value and Restructuring Fund	5,154,141
Emerging Markets Fund	967,688
International Equity Fund	61,755

44

From time to time, in its sole discretion, each Adviser may undertake to waive a portion or all of the fees payable to it and may also reimburse the Funds for a portion of other expenses. For the six months ended September 30, 2006, the Advisers have contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses, to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Fund’s average daily net assets:

Money Fund-Institutional Shares	0.30%
Core Bond Fund-Institutional Shares	0.65%
High Yield Fund-Institutional Shares	0.80%
Equity Opportunities Fund-Institutional Shares	0.80%
Mid Cap Value and Restructuring Fund-Institutional Shares	0.89%
Value and Restructuring Fund-Institutional Shares	0.89%
Emerging Markets Fund-Institutional Shares	1.60%
International Equity Fund-Institutional Shares	1.10%
Money Fund-Shares	0.55%
Core Bond Fund-Shares	0.90%
High Yield Fund-Shares	1.05%
Equity Opportunities Fund- Shares	1.05%
Mid Cap Value and Restructuring Fund-Shares	1.14%
Value and Restructuring Fund-Shares	1.14%
Emerging Markets Fund-Shares	1.85%
Core Bond Fund-Retirement Shares	1.40%
Mid Cap Value and Restructuring Fund-Retirement Shares	1.64%
Value and Restructuring Fund-Retirement Shares	1.64%

For the six months ended September 30, 2006, pursuant to the above, investment advisory fees waived by the Advisers were as follows:

Money Fund	$(1,027,263)
Core Bond Fund	(542,866)
High Yield Fund	(168,449)
Equity Opportunities Fund	(196,658)
Mid Cap Value and Restructuring Fund	(2,509)
Value and Restructuring Fund	—
Emerging Markets Fund	(267,375)
International Equity Fund	(92,950)

The Funds have entered into shareholder servicing agreements with various service organizations, which include Charles Schwab & Co. Inc. (“CS & Co.”) and UST Advisers, Inc. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a Fund or class level (where applicable). In consideration for these services, each service organization receives a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of the Funds’ shares held by each service organization’s customers (excluding the Institutional Shares of the Money Fund which pays a fee of

45

up to 0.15% of the average daily net assets of it shares). The Advisers, out of their own resources, may additionally compensate certain organizations for providing these and other services.

For the six months ended September 30, 2006, shareholder servicing fees paid to CS & Co. and UST Advisers, Inc. were as follows:

Money Fund	$1,267,238
Core Bond Fund	255,618
High Yield Fund	156,488
Equity Opportunities Fund	176,644
Mid Cap Value and Restructuring Fund	274,749
Value and Restructuring Fund	5,421,939
Emerging Markets Fund	943,108
International Equity Fund	178

BISYS Fund Services Limited Partnership (the “Distributor”) serves as the Distributor of the Funds. Shares of each Fund are sold without a sales charge on a continuous basis by the Distributor.

Certain Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which they may compensate the Distributor monthly for its services that are intended to result in the sale of Fund Shares (in the case of High Yield Fund and Mid Cap Value and Restructuring Fund) or Retirement Shares (in the case of Mid Cap Value and Restructuring Fund and Value and Restructuring Fund), in an amount not to exceed the annual rate of 0.25% or 0.50%, respectively, of the average daily net asset value of such Fund’s Shares or Retirement Shares. For the six months ended September 30, 2006, fees charged for Retirement Shares of the Core Bond Fund, Mid Cap Value and Restructuring Fund and Value and Restructuring Fund were $2, $3 and $2,612, respectively.

Each Independent Director/Trustee of the Funds receives a total annual fee of $100,000 paid by the Funds and other affiliated registered investment companies managed by the Advisers. The Chairman of the Board receives an additional $30,000 and the Chairman of the Audit Committee receives an additional $15,000 for serving in those capacities. In addition, Directors and Trustees are reimbursed by Excelsior Fund and the Trust, respectively, for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

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3.	Purchases, Sales and Maturities of Securities:

For the six months ended September 30, 2006, purchases, sales and maturities of securities, excluding short-term investments and written options transactions, for the Funds aggregated:

	Purchases	Sales and Maturities
Core Bond Fund
U.S. Government	$120,639,382	$77,322,678
Other	27,767,274	35,575,799
High Yield Fund	26,283,750	54,768,618
Equity Opportunities Fund	59,511,394	16,502,404
Mid Cap Value and Restructuring Fund	19,666,773	93,148,743
Value and Restructuring Fund	1,388,813,152	548,912,261
Emerging Markets Fund	94,624,275	126,966,508
International Equity Fund	9,932,526	6,432,093

4.	Federal Taxes:

It is the policy of Excelsior Fund and the Trust that each Fund qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve-month periods ending October 31 and December 31 each year.

Net realized gains of the Funds derived in certain countries are subject to certain foreign taxation.

Post-October losses are deemed to arise on the first business day of a Fund’s next taxable year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gains distributions will be reduced. At March 31, 2006, the following Funds had capital loss carryforwards available to offset future net capital gains through the indicated expiration dates:

	Expires
	2010	2011	2012	2013	2014	Total
Money Fund	$—	$11,662	$23,975	$—	$4,889	$40,526
High Yield Fund	2,181,571	17,456,849	40,103,941	1,461,417	6,017,018	67,220,796
Equity Opportunities Fund	—	—	—	—	880,333	880,333
Mid Cap Value and Restructuring Fund	—	121,536	—	—	952,966	1,074,502
Value and Restructuring Fund	—	119,233,763	27,363,534	—	—	146,597,297
Emerging Markets Fund	—	—	1,496,712	—	36,739	1,533,451
International Equity Fund	—	13,509,913	1,672,132	—	—	15,182,045

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At September 30, 2006, aggregate gross unrealized appreciation for all securities and call options written for which there was an excess of value over estimated tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of estimated tax cost over value is as follows:

	Federal Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$547,660,282	$4,582,536	$(4,671,705)	$(89,169)
High Yield Fund	113,092,283	5,598,248	(5,421,836)	176,412
Equity Opportunities Fund	208,395,864	33,125,929	(6,167,559)	26,958,370
Mid Cap Value and Restructuring Fund	165,800,204	101,250,977	(2,657,097)	98,593,880
Value and Restructuring Fund	5,211,748,971	2,173,422,201	(258,574,035)	1,914,848,166
Emerging Markets Fund	683,493,844	278,817,287	(28,880,931)	249,936,356
International Equity Fund	49,292,148	16,567,332	(969,254)	15,598,078

5.	Capital Transactions:

Excelsior Fund has authorized capital of 35 billion shares of Common Stock, 29.3756 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for each Fund is as follows: 4 billion shares of the Money Fund; 750 million shares of the Core Bond Fund; 1.5 billion shares of the Value and Restructuring Fund; and 500 million shares of the Emerging Markets Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Fund’s Board of Directors.

The Trust has authorized an unlimited number of shares of beneficial interest of each class of each Fund. Each share has a par value of $0.00001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of the Trust’s Board of Trustees.

A redemption fee of 2% of the value of the shares redeemed or exchanged is imposed on shares of the Emerging Markets Fund and International Equity Fund redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Fund.

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Capital Share Transactions

	Money Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Institutional Shares	2,284,713,487	$2,284,713,497	4,731,250,373	$4,731,250,373
Shares	1,565,388,297	1,565,388,310	3,427,610,450	3,427,610,450
Issued as reinvestment of dividends:
Institutional Shares	4,866,750	4,866,750	7,428,066	7,428,066
Shares	1,624,264	1,624,264	2,259,420	2,259,420
Redeemed:
Institutional Shares	(2,345,436,333)	(2,345,436,343)	(4,841,213,240)	(4,841,213,240)
Shares	(1,983,709,941)	(1,983,709,980)	(3,502,534,923)	(3,502,534,923)

Net Increase (Decrease)	(472,553,476)	$(472,553,502)	(175,199,854)	$(175,199,854)

	Core Bond Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Institutional Shares	1,683,772	$15,825,756	141,024	$1,262,505
Shares	4,876,959	42,947,228	13,774,392	125,488,152
Retirement Shares	—	—	—	—
Issued in connection with merger (a)	25,148,666	225,873,727	—	—
Issued as reinvestment of dividends:
Institutional Shares	3,306	29,339	189	1,685
Shares	338,016	2,981,302	681,642	6,160,386
Retirement Shares	2	20	5	50
Redeemed:
Institutional Shares	(63,800)	(570,946)	—	—
Shares	(4,219,881)	(37,300,508)	(5,733,515)	(52,104,922)
Retirement Shares	—	—	(16)	(151)

Net Increase (Decrease)	27,767,040	$249,785,918	8,863,721	$80,807,705

(a)	Effective at the close of business on September 27, 2006, the Core Bond Fund (Institutional Shares Class) acquired all of the net assets of the Income Fund and Total Return Bond Fund.

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	High Yield Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Institutional Shares	144,156	$646,496	853,862	$3,892,678
Shares	1,892,801	8,522,453	13,700,176	62,544,844
Issued as reinvestment of dividends:
Institutional Shares	21,264	95,815	107,579	488,209
Shares	111,177	500,356	304,113	1,384,476
Redeemed:
Institutional Shares	(1,231,741)	(5,525,245)	(1,152,309)	(5,192,791)
Shares	(8,212,208)	(36,911,911)	(17,199,458)	(78,172,561)

Net Increase (Decrease)	(7,274,551)	$(32,672,036)	(3,386,037)	$(15,055,145)

	Equity Opportunities Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Institutional Shares	546,601	$6,740,412	682,540	$8,048,568
Shares	4,192,120	52,299,336	7,067,834	81,801,143
Issued as reinvestment of dividends:
Institutional Shares	2,181	27,064	4,259	47,760
Shares	7,166	88,883	5,937	66,688
Redeemed:
Institutional Shares	(471,193)	(5,861,006)	(1,305,561)	(14,932,301)
Shares	(711,346)	(8,815,794)	(618,831)	(7,153,110)

Net Increase (Decrease)	3,565,529	$44,478,895	5,836,178	$67,878,748

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	Mid Cap Value and Restructuring Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Institutional Shares	117,707	$2,284,409	1,449,107	$26,024,928
Shares	1,037,898	19,937,412	2,206,027	39,222,163
Retirement Shares	—	—	—	—
Issued as reinvestment of dividends:
Institutional Shares	205	3,763	12,203	211,487
Shares	1,410	25,801	8,110	140,000
Retirement Shares	—	—	—	—
Redeemed:
Institutional Shares	(3,700,736)	(70,909,162)	(1,134,926)	(20,164,758)
Shares	(1,295,660)	(24,537,904)	(2,927,490)	(51,792,912)
Retirement Shares	—	—	(10)	(162)

Net Increase (Decrease)	(3,839,176)	$(73,195,681)	(386,979)	$(6,359,254)

	Value and Restructuring Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Institutional Shares	1,957,662	$93,215,849	1,588,442	$71,855,109
Shares	24,683,721	1,198,406,077	42,481,646	1,944,842,088
Retirement Shares	24,072	1,188,738	18,213	867,236
Issued as reinvestment of dividends:
Institutional Shares	30,282	1,447,320	45,241	1,988,952
Shares	571,174	27,406,918	922,183	40,504,847
Retirement Shares	55	2,685	26	1,182
Redeemed:
Institutional Shares	(456,715)	(21,814,971)	(450,627)	(20,187,467)
Shares	(11,610,553)	(556,013,429)	(25,114,636)	(1,109,338,591)
Retirement Shares	(23,198)	(1,065,037)	(115)	(5,554)

Net Increase (Decrease)	15,176,500	$742,774,150	19,490,373	$930,527,802

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	Emerging Markets Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Institutional Shares	202,339	$2,627,610	2,017,803	$17,803,340
Shares	13,568,759	171,988,627	42,050,024	456,622,978
Issued as reinvestment of dividends:
Institutional Shares	105	1,181	232	2,572
Shares	157,235	1,765,749	386,361	3,758,608
Redeemed:
Institutional Shares	(4,215)	(50,094)	(1,171)	(11,586)
Shares	(21,210,283)	(254,983,426)	(12,959,098)	(132,393,423)
Redemption Fee	—	43,746	—	3,940

Net Increase (Decrease)	(7,286,060)	$(78,606,607)	31,494,151	$345,786,429

	International Equity
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Institutional Shares	569,011	$5,633,664	1,232,938	$10,856,010
Issued as reinvestment of dividends:
Institutional Shares	8,598	79,190	15,369	118,649
Redeemed:
Institutional Shares	(397,715)	(3,903,876)	(710,520)	(5,920,024)

Net Increase (Decrease)	179,894	$1,808,978	537,787	$5,054,635

6.	Guarantees:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7.	Legal Proceedings:

United States Trust Company of New York and U.S. Trust Company, N.A. (formerly, co-investment advisers to the Funds and together referred to herein as “U.S. Trust”) and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September 2003 by the Office of the New York State Attorney General (the “NYAG”), and U.S. Trust was contacted by the Securities and Exchange Commission (the “SEC”), in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). U.S. Trust and the Companies have provided full cooperation with respect to these Investigations. As disclosed previously, these investigations focused on

52

circumstances in which a small number of parties were permitted to engage in short-term trading of shares of certain of the Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and U.S. Trust has strengthened its policies and procedures to deter frequent trading of shares of the Excelsior Funds.

U.S. Trust, certain of its affiliates, the Companies and others have also been named in four class action lawsuits and two derivative actions which allege that U.S. Trust, certain of its affiliates, the Companies and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain of the Excelsior Funds managed by U.S. Trust. Each seeks unspecified monetary damages and related equitable relief.

The class and derivative actions described above were transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the fund shareholders class action and the derivative lawsuits. Several affiliates of U.S. Trust and individual defendants have also been dismissed. Plaintiffs’ claims under Sections 10(b) and 20(a) of the Securities Exchange Act and under Section 36(b) and 48(a) of the Investment Company Act, however, have not been dismissed. Discovery has commenced with respect to plaintiffs’ remaining claims.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information. U.S. Trust believes that the likelihood is remote that the pending Investigations and private lawsuits will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect U.S. Trust’s ability to provide investment management services to the Companies.

8.	Subsequent Events:

On shares purchased on or after October 16, 2006 a redemption fee of 2% of the value of the shares redeemed or exchanged will be imposed on shares of the High Yield Fund redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Fund.

On or about October 31, 2006, the Large Cap Growth Fund will start offering a new share class, Institutional Shares, to shareholders.

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PROXY VOTING RESULTS (Unaudited)

Shareholders of the funds covered in this report approved all proposals described in the most recent Excelsior Funds’ proxy solicitation. A special meeting of the shareholders of each Company was held on June 28, 2006. The number of votes necessary to conduct the meeting and approve each proposal was obtained. The results of the votes of shareholders are listed below.

	No. of Shares
To elect the following Trustees/Directors:	Excelsior Tax-Exempt Funds, Inc.	Excelsior Funds, Inc.	Excelsior Funds Trust
Rodman L. Drake
Affirmative	1,532,964,121.805	1,740,717,964.670	95,050,424.716
Withhold	13,832,723.446	17,787,583.132	202,332.169

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Morrill Melton (“Mel”) Hall, Jr.
Affirmative	1,533,240,350.898	1,740,761,567.876	95,050,872.151
Withhold	13,556,494.353	17,743,979.926	201,884.734

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Roger M. Lynch
Affirmative	1,533,251,224.898	1,739,986,305.427	95,041,026.623
Withhold	13,545,620.353	18,519,242.375	211,730.262

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Jonathan Piel
Affirmative	1,532,152,688.455	1,740,751,593.666	95,049,674.684
Withhold	14,644,156.796	17,753,954.136	203,082.201

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

John D. Collins
Affirmative	1,533,226,642.455	1,740,306,918.296	95,039,201.847
Withhold	13,570,202.796	18,198,629.506	213,555.038

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Mariann Byerwalter
Affirmative	1,536,465,302.197	1,740,433,206.527	95,030,753.624
Withhold	10,331,543.054	18,072,341.275	222,003.261

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

William A. Hasler
Affirmative	1,536,244,377.085	1,740,536,576.011	94,998,826.965
Withhold	10,552,468.166	17,968,971.791	253,929.920

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

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	No. of Shares
To elect the following Trustees/Directors:	Excelsior Tax-Exempt Funds, Inc.	Excelsior Funds, Inc.	Excelsior Funds Trust
Nils H. Hakansson
Affirmative	1,536,744,946.455	1,741,217,017.788	95,036,768.152
Withhold	10,051,898.796	17,288,530.014	215,988.733

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

James L. Bailey
Affirmative	1,536,575,209.898	1,740,391,054.231	95,043,383.542
Withhold	10,221,635.353	18,114,493.571	209,373.343

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Randall W. Merk
Affirmative	1,536,585,670.736	1,741,118,296.519	95,042,996.014
Withhold	10,211,174.515	17,387,251.283	209,760.871

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

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APPROVALS OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 (the “1940 Act”) requires that the initial approval of, as well as the continuation of, a fund’s investment advisory agreements must be specifically approved (1) by the vote of the Directors/Trustees (the “Directors”) or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the Directors who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the Directors must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Directors/Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements as amended through the date thereof (the “Advisory Agreements”) by and between Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (each a “Company,” and, collectively, the “Companies”), on behalf of each of their respective series (each a “Fund,” and, collectively, the “Funds”), with, on the one hand, U.S. Trust New York Asset Management Division, the separately identifiable division of United States Trust Company, National Association and, on the other hand, UST Advisers, Inc. (together, the “Advisers”).

In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the Advisers, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Board also receives a memorandum from counsel regarding the responsibilities of a fund’s board for the approval of investment advisory agreements. In addition, the Independent Directors receive advice from independent counsel to the Independent Directors, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of the Advisers, as appropriate.

As part of the renewal process and ongoing oversight of the advisory relationships, Independent Directors’ legal counsel sent an information request letter to the Advisers seeking certain relevant information. The responses by the Advisers were provided to the Directors for their review prior to their meeting, and the Directors were provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Directors, considered information specifically relating to its consideration of the continuation of the Advisory Agreements at meetings held on June 16, 2006 and September 29, 2006. At the June 16, 2006 meeting, the Board approved the continuation of the Advisory Agreements for a period of 90 days commencing July 31, 2006 and an amendment (“Amendment”) to the Advisory Agreement for the Core Bond Fund which would decrease the level of the advisory fee paid by the Fund, upon completion of the reorganization of the Core Bond, Total Return, and Income Funds. At the September 29, 2006 meeting, the Board, including a majority of

56

the Independent Directors, approved the renewal of the Advisory Agreements for an additional one-year period and ratified the Amendment. The Board’s approval of the continuation of the Advisory Agreements (including the Amendment) at the June 16, 2006 and September 29, 2006 meetings was based on consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at those meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Advisory Agreements, including the resources of the Advisers and their affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of the Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to the Advisers and their affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow, and whether fee levels in the Advisory Agreements reflect those economies of scale for the benefit of the Funds’ investors.

Nature, Extent and Quality of Services.    The Board considered the nature, extent and quality of the services provided by the Advisers to the Funds and the resources of the Advisers and their affiliates dedicated to the Funds. In this regard, the Board evaluated, among other things, the Advisers’ personnel, experience, performance history of various products, and compliance program. The Board considered that UST Advisers, Inc., pursuant to a separate Administration Agreement with the Funds, was also responsible for supervising the Funds’ accounting agent and sub-administrator, BISYS Fund Services Limited Partnership, in the performance of administrative, accounting and related services, including valuation of the Funds’ portfolio securities, yield calculations, reports and filings with regulatory authorities, as well as compliance monitoring and testing. The Board considered representations from the Advisers that the Advisers had allocated substantial resources and personnel, and had made significant financial expenditures and commitments, to the investment management and other operations of the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the Advisers to the Funds and the resources of the Advisers and their affiliates dedicated to the Funds supported renewal of the Advisory Agreements.

Fund Performance.    The Board considered fund performance in determining whether to renew the Advisory Agreements. Specifically, the Board considered each Fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Board considered the composition of the peer groups, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each Fund, the Board considered both market risk and shareholder risk expectations for such Fund and whether, irrespective of relative performance, each Adviser’s absolute performance was consistent with expectations for its investment methodology. The Board further considered the level of Fund performance in the context of its review of Fund

57

expenses and the Adviser’s profitability discussed below. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Advisory Agreements. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by an Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (3) that each Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that the relevant Adviser has taken or is taking steps designed to help improve the Fund’s investment performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Advisory Agreements.

Fund Expenses.    With respect to the Funds’ expenses, the Board considered the rate of compensation called for by the Advisory Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Directors noted that with respect to certain of the Funds, the Advisers had contractually committed to waive a portion of their fee or reimburse certain Funds for a portion of their expenses to limit the Funds’ total operating expenses. The Directors reviewed the fees charged by the Advisers to provide advisory services to other registered investment companies with substantially similar investment objectives on a sub-advisory basis (“Sub-Advised Accounts”). In evaluating this information, the Directors considered the differences in services provided to Sub-Advised Accounts and the Funds. The Directors also reviewed the fees charged by the Advisers to provide advisory services to separate accounts with substantially similar investment objectives as the Funds (“Separate Accounts”) and the differences in services and risks involved in managing Separate Accounts and the Funds from a compliance and regulatory perspective. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Advisory Agreements.

Profitability.    With regard to profitability, the Board considered the compensation flowing to the Advisers and their affiliates, directly or indirectly. In this connection, the Board reviewed management’s profitability analyses, together with certain commentary thereon from internal audit. The Board also considered any other benefits derived by the Advisers from their relationship with the Funds, such as whether, by virtue of their management of the Funds, the Advisers obtain investment information or other research resources that aid them in providing advisory services to other clients. With respect to the Advisers and their affiliates, the Board considered whether the varied levels of compensation and profitability under the Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the Advisers is reasonable and supported renewal of the Advisory Agreements.

Economies of Scale.    The Board considered the existence of any economies of scale and whether those economies are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Advisers. In this regard, and

58

consistent with their consideration of fund expenses, the Board considered that the Advisers have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer Funds or Funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. After reviewing such information, the Board determined not to seek advisory fee breakpoints at this time. The Directors noted that they would continue to monitor the growth in assets of the Funds and asked the Advisers to continue to monitor the Funds’ expenses and asset sizes in connection with determining when economies of scale would dictate that advisory fee breakpoints were advisable.

In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling. Based on the Directors’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreements and concluded that the compensation under the Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Directors have considered to be relevant in the exercise of their reasonable judgment.

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DIRECTORS/TRUSTEES AND OFFICERS

The tables below provide information pertaining to the Directors/Trustees and Officers of the Companies. The mailing address for each Director/Trustee, except for Mr. Bailey, is Excelsior Funds, 101 Montgomery Street, San Francisco, CA 94104. The mailing address for Mr. Bailey is 114 West 47th Street, New York, NY 10036.

Name and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)
INDEPENDENT DIRECTORS/TRUSTEES
Rodman L. Drake Year of Birth: 1943	Director/Trustee; Chairman, Full Board	Trustee of Excelsior Funds Trust since 1994; Director of Excelsior Funds, Inc. and Excelsior Tax Exempt Funds Inc. since 1996	Co-Founder of Baringo Capital LLC (since 2002); President, Continuation Investments Group, Inc. (1997 to 2001).	39(3)

BOARD 1 — Director and Chairman, Hyperion Total Return Fund, Inc. and Hyperion Strategic Mortgage Fund Inc. (since 1991).

BOARD 2 — Director, Jackson Hewitt Tax Service Inc. (since June 2004).

BOARD 3 — Director, Student Loan Corporation (since May 2005).

BOARD 4 — Celgene Corporation (since April 2006).

Morrill Melton Hall, Jr. Year of Birth: 1944	Director/Trustee; Chairman, Investment Oversight Committee	Director/Trustee of each Company since 2000	Chairman (since 1984) and Chief Executive Officer (since 1991); Comprehensive Health Services, Inc. (health care management and administration).	39(3)	None

Jonathan Piel Year of Birth: 1938	Director/Trustee	Trustee of Excelsior Funds Trust since 1994; Director of Excelsior Funds, Inc. and Excelsior Tax Exempt Funds Inc. since 1996	Cable television producer and website designer; Editor, Scientific American (1984-1986), and Vice President, Scientific American Inc., (1986-1994); Director, National Institute of Social Sciences; Member Advisory Board, The Stone Age Institute, Bloomington, Indiana.	39(3)	None

John D. Collins Year of Birth: 1938	Director/Trustee; Chairman, Audit and Compliance Committee	Director/Trustee of each Company since 2005	Retired. Consultant, KPMG, LLP (July 1999 to June 2000); Partner, KPMG, LLP (March 1962 to June 1999).	39(3)	BOARD 1 — Director, Mrs. Fields Famous Brands LLC (consumer products) (since December 2004).

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Name and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)
Mariann Byerwalter Year of Birth: 1960	Director/Trustee; Chairman, Marketing, Distribution and Shareholder Services Committee	Director/Trustee of each Company since 2006	Chairman of JDN Corporate Advisory LLC (1996 to 2001); Vice President for Business Affairs and Chief Financial Officer of Stanford University (1996-2001); Special Adviser to the President of Stanford University (2001).	96(4)	BOARD 1 — Director, Redwood Trust, Inc. (mortgage finance). BOARD 2 — Director, PMI Group, Inc. (mortgage insurance).

Nils H. Hakansson Year of Birth: 1937	Director/Trustee	Director/Trustee of each Company since 2006	Retired. Sylvan C. Coleman Professor of Finance and Accounting, Emeritus, Haas School of Business University of California, Berkeley (since 2003); Professor of Finance and Accounting, Haas School of Business, University of California, Berkeley (July 1969 to January 2003).	39(3)	None

William A. Hasler Year of Birth: 1941	Director/Trustee; Chairman, Governance Committee	Director/Trustee of each Company since 2006	Retired. Dean Emeritus of the Haas School of Business at the University of California, Berkeley; until February 2004, Co-Chief Executive Officer, Aphton Corporation (bio-pharmaceuticals).	96(4)

BOARD 1 — Director, Aphton Corporation (bio- pharmaceuticals).

BOARD 2 — Director, Mission West Properties (commercial real estate). BOARD 3 — Director, TOUSA (home building). BOARD 4 — Director, Stratex Networks (a network equipment corporation).

BOARD 5 — Director, Genitope Corp. (bio-pharmaceuticals).

BOARD 6 — Director, Solectron Corporation where he is also Non-Executive Chairman (manufacturing).

BOARD 7 — Director, Ditech Communications Corporation (voice communications technology).

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Name and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)
INTERESTED DIRECTORS/TRUSTEES
James L. Bailey(5) Year of Birth: 1945	Director/Trustee	Director/Trustee of each Company since 2004	Chief Operating Officer of U.S. Trust Corporation (since December 2004) and Executive Vice President of U.S. Trust Corporation and United States Trust Company of New York (since 2003); President, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (2003 to July 2004); Consultant in the financial services industry (August 2000 to January 2003); Executive Vice President of Citicorp (1992 to August 2000).	39(3)	None

Randall W. Merk(6) Year of Birth: 1954	Director/Trustee	Director/Trustee of each Company since 2006	Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President, Schwab Financial Product, Charles Schwab & Co., Inc. (2002-present); Director, Charles Schwab Asset Management (Ireland) Limited; Charles Schwab Worldwide Funds PLC; Director, Charles Schwab Bank N.A. (since 2006). Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.; Until June 2001, Chief Investment Officer — Fixed Income, American Century Companies, Inc.	96(4)	None

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Name, Address and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS
Evelyn Dilsaver 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1955	President	Since February 2006	President and Chief Executive Officer, Laudus Variable Insurance Trust, Laudus Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; Director, Executive Vice President and, currently, President, Charles Schwab Investment Management, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services Enterprise, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation. President, UST Advisers, Inc.’s Mutual Fund Division since March 2006.

Leo Grohowski 114 West 47th Street New York, NY 10036 Year of Birth: 1958	Vice President	Since February 2006	Executive Vice President and Chief Investment Officer, U.S. Trust (October 2005 to present); Chief Investment Officer, Deutsche Asset Management Americas and Scudder Investments (2002-2005); and Chief Investment Officer, Deutsche Bank Private Banking (1999-2002).

Mary Martinez 114 West 47th Street New York, NY 10036 Year of Birth: 1960	Vice President	Since February 2006	Managing Director of United States Trust Company, National Association (since 2003) and Chief Operating Officer of Asset Management (since December 2005) and Chief Executive Officer of National Private Banking (October 2004 to December 2005); Managing Director and Director of Relationship Management Service, Marketing, Information and Technology at Bessemer Trust (1998 to 2003).

Catherine MacGregor 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1964	Vice President	Since September 2006	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc. (since July 2005); Chief Counsel, Laudus Variable Insurance Trust and Laudus Trust (since September 2006); Vice President, Laudus Variable Insurance Trust and Laudus Trust (since December 2005); Senior Associate, Paul Hastings Janofsky & Walker LLP (1999 to July 2005).

Joseph Trainor, CFA 114 West 47th Street New York, NY 10036 Year of Birth: 1961	Vice President	Since February 2004	Managing Director of United States Trust Company, National Association (since 2003) and President, U.S. Trust Institutional; President of MFS Institutional Advisors (1998 to 2002).

George Pereira 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1964	Treasurer/Chief Financial and Chief Accounting Officer	Since December 2005	Chief Financial Officer, Laudus Variable Insurance Trust, Laudus Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Director, Charles Schwab Asset Management (Ireland) Limited; Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc. (December 1999 to November 2004); Chief Financial Officer, UST Advisers, Inc.’s Mutual Fund Division (since March 2006).

Randall Fillmore 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1960	Chief Compliance Officer	Since June 2006	Senior Vice President, Institutional Compliance and Chief Compliance Officer, Charles Schwab Investment Management, Inc. Chief Compliance Officer, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, Laudus Trust and Laudus Variable Insurance Trust; Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. (2002-2003); Vice President, Internal Audit, Charles Schwab and Co., Inc. (2000-2002).

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Name, Address and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years
Wyndham Clark 225 High Ridge Road Stamford, CT 06905 Year of Birth: 1958	Anti-Money Laundering Officer	Since May 2004	Vice President and AML Officer, UST Advisers, Inc. (since 2003); Vice President and Deputy Director Risk Management, IBJ Whitehall (banking) (2001 to 2002); Vice President and Chief Risk Officer, EMAC, LLC (commercial lender, asset backed security issuer) (1999 to 2001).

Koji E. Felton 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1961	Secretary and Chief Legal Officer	Since June 2006	Secretary and Chief Legal Officer, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

(1)	Each Director/Trustee serves in the same capacity as described above for each registered investment company included in the Excelsior Funds complex (Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust) (together, the “Excelsior Funds Complex”) and the Laudus Funds complex (Laudus Trust and Laudus Variable Insurance Trust) (together, the “Laudus Funds Complex”). Each officer serves in the same capacity as described above for each registered investment company included in the Excelsior Funds Complex.
(2)	Each Director/Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Excelsior Funds retirement policy requires that Independent Directors/Trustees retire no later than December 31st of the year during which he or she reaches 72 years of age. The officers of each Company hold office for a one-year term and until their respective successors are chosen and qualified, or, in each case, until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Company’s by-laws.
(3)	This number includes all registered investment companies included in the Excelsior Funds Complex and the Laudus Funds Complex, each of which is part of the Schwab Mutual Fund Complex (as defined below). As of September 30, 2006, the Excelsior Funds Complex and the Laudus Funds Complex, in the aggregate, consisted of 39 funds. As of September 30, 2006, the Excelsior Funds Complex consisted of 27 funds.
(4)	This number includes all registered investment companies included in the Schwab Mutual Fund complex (Excelsior Funds, Inc., Excelsior Tax-Exempt Funds Inc., Excelsior Funds Trust, Laudus Trust, Laudus Variable Insurance Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust) (together, the “Schwab Mutual Fund Complex”). As of September 30, 2006, the Schwab Mutual Fund Complex consisted of 96 funds.
(5)	Mr. Bailey is considered an “interested person” of the Companies (as defined in the 1940 Act) because of his affiliation with the Companies’ Advisers.
(6)	Mr. Merk is considered an “interested person” of the Companies (as defined in the 1940 Act) because of his affiliation with the Companies’ Advisers.
(7)	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act that are not part of the Schwab Mutual Fund Complex.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. As a shareholder of the fund, you incur ongoing, or operating costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways.

•	Actual expenses. This section provides information about actual account values and actual expenses based on the Funds’ actual return for the period. This section is designed to help you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=$8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period”.

•	Hypothetical expenses. This section provides information about hypothetical account values and hypothetical expenses that would have been incurred by an investor in the Fund based on an assumed rate of return of 5% per year before expenses. This section is designed to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

65

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only, which are described in the Prospectus. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 04/01/2006	Ending Account Value 09/30/2006	Annualized Expense Ratios*	Expenses Paid During Period**

Actual Fund Return
Money Fund — Institutional Shares	$1,000.00	$1,024.70	0.30%	$1.52
Core Bond Fund — Institutional Shares	1,000.00	1,035.90	0.65	3.32
High Yield Fund — Institutional Shares	1,000.00	1,029.30	0.80	4.07
Equity Opportunities Fund — Institutional Shares	1,000.00	1,009.30	0.80	4.03
Mid Cap Value and Restructuring Fund — Institutional Shares	1,000.00	1,005.00	0.87	4.37
Value and Restructuring Fund — Institutional Shares	1,000.00	992.40	0.84	4.20
Emerging Markets Fund — Institutional Shares	1,000.00	1,011.30	1.60	8.07
International Equity Fund — Institutional Shares	1,000.00	1,028.40	1.10	5.59

Hypothetical 5% Return
Money Fund — Institutional Shares	1,000.00	1,023.56	0.30	1.52
Core Bond Fund — Institutional Shares	1,000.00	1,021.81	0.65	3.29
High Yield Fund — Institutional Shares	1,000.00	1,021.06	0.80	4.05
Equity Opportunities Fund — Institutional Shares	1,000.00	1,021.06	0.80	4.05
Mid Cap Value and Restructuring Fund — Institutional Shares	1,000.00	1,020.71	0.87	4.41
Value and Restructuring Fund — Institutional Shares	1,000.00	1,020.86	0.84	4.26
Emerging Markets Fund — Institutional Shares	1,000.00	1,017.05	1.60	8.09
International Equity Fund — Institutional Shares	1,000.00	1,019.55	1.10	5.57

*	Annualized expense ratios of certain funds are after fee waivers and expense reimbursements by the investment adviser. Absent such waivers and reimbursements, expenses paid during the period would have been greater.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) then divided by 365.

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SA-INST-0906

RETIREMENT SHARES

CORE BOND FUND

EQUITY INCOME FUND

LARGE CAP GROWTH FUND

MID CAP VALUE AND RESTRUCTURING FUND

SMALL CAP FUND

VALUE AND RESTRUCTURING FUND

SEMI-ANNUAL REPORT

September 30, 2006

This report must be preceded or accompanied by a current prospectus.

A description of the policies and procedures that Excelsior Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (800) 881-9358, and (ii) on the Commission’s website at http://www.sec.gov.

Excelsior Funds file their June 30 and December 31 schedule of portfolio holdings with the Securities and Exchange Commission, on Form N-Q, within sixty days after the applicable reporting period. Excelsior Funds Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

You should consider the Funds’ investment objectives, risks and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Excelsior Funds Trust and Excelsior Funds, Inc. are distributed by BISYS Fund Services Limited Partnership.

A schedule of each Fund’s portfolio holdings, as of the end of the prior month, is also available on the Funds’ website at www.excelsiorfunds.com. This schedule is updated monthly, typically by the 15th calendar day, after the end of each month. The Funds may terminate or modify this policy at anytime.

Notice About Duplicate Mailings

The Excelsior Funds have adopted a policy that allows the Funds to send only one copy of a Fund’s prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call (800) 542-1061 or contact your financial intermediary.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, BANK INSURANCE FUND, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. AN INVESTMENT IN A FUND IS SUBJECT TO RISK OF PRINCIPAL.

LETTER TO SHAREHOLDERS

September 30, 2006

Dear Valued Excelsior Fund Shareholder,

I am pleased to bring you the Excelsior Funds Retirement Shares Semi-Annual Report for the six-month period ended September 30, 2006.

During the report period, we reorganized two of our institutional bond funds, Excelsior Total Return Bond Fund and Excelsior Income Fund, into the Excelsior Core Bond Fund. We anticipate that the reorganization will benefit shareholders by combining three smaller funds with similar investment strategies and policies into a single larger fund. This larger asset base will allow the Excelsior Core Bond Fund to take advantage of potential benefits of future economies of scale, including the ability to spread certain fixed costs across a larger asset base.

In my previous message to you, I noted that certain changes to the administrative and non-advisory services provided to the Excelsior Funds had occurred. As a result of those changes, the Excelsior Funds and the Laudus Funds, an affiliated fund family, now share certain complex-wide administrative, compliance, marketing and other functions. I am pleased to report that the funds’ shareholders approved the board of directors’ recommendation to elect members to jointly oversee the two fund families. You will find the proxy voting results later in this report.

Given these changes, I want to assure you that the most important aspects of the Excelsior Funds, namely the fund management and investment process provided by U.S. Trust, as advisor to the Funds, will remain the same.

In closing, we at Excelsior Funds are committed to helping you reach your long-term investment goals. Thank you for investing with us.

Sincerely,

Evelyn Dilsaver

President

1

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Core Bond Fund

Principal Amount		Rate	Maturity Date	Value

ASSET BACKED SECURITIES — 0.79%
$4,200,000	Capital Auto Receivables Asset Trust, 2006-SN1AC B(a)	5.50%	04/20/10	$4,200,000

	TOTAL ASSET BACKED SECURITIES (Cost $4,199,070)			4,200,000

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.16%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 7.48%
671,462	Bear Stearns Adjustable Rate Mortgage Trust, 2004-10, 15A1(b)	4.52	01/25/35	662,156
2,134,551	Citigroup Mortgage Loan Trust, 2004-HYB4 WA(b)	4.46	12/25/34	2,074,516
3,513,618	Countrywide Alternative Loan Trust, 2004-16CB 1A2	5.50	07/25/34	3,472,286
2,053,784	Countrywide Alternative Loan Trust, 2004-22CB 1A1	6.00	10/25/34	2,044,997
8,944,702	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(b)	4.77	08/25/34	8,854,833
8,605,979	JP Morgan Mortgage Trust, 2005-A6 1A1	5.15	09/25/35	8,509,420
11,611,957	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1	3.99	12/25/34	11,357,419
3,036,662	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1(b)	4.55	02/25/35	2,982,488

				39,958,115

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 0.55%
2,884,070	2333 UZ	6.50	07/15/31	2,943,601

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 1.13%
3,000,000	1997-M5 C	6.74	08/25/07	3,021,833
3,080,000	2003-17 QT	5.00	08/25/27	3,047,241

				6,069,074

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,700,548)			48,970,790

Principal Amount		Rate	Maturity Date	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.14%
$4,225,000	Asset Securitization Corp., 1997-D4 A4	7.75%	04/14/29	$4,490,089
2,497,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4	4.76	11/10/39	2,415,814
5,000,000	Bear Stearns Commercial Mortgage Securities, 2006-PW13 A3	5.52	09/11/41	5,057,031
1,000,000	Credit Suisse First Boston Mortgage Securities Corp., 2002-CKS4 G(a)	6.01	11/15/36	1,031,756
1,781,000	GMAC Commercial Mortgage Securities, 1999-C1	7.05	05/15/33	1,847,120
3,449,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1	5.32	06/10/36	3,450,972
216	LB Commericial Conduit Mortgage Trust, 1999-C1 A1	6.41	06/15/31	216
3,150,000	Morgan Stanley Dean Witter Capital I, 2000-LIF2 C	7.50	10/15/33	3,394,962
1,245,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2	4.74	11/13/36	1,213,384
5,571,000	Nomura Asset Securities Corp., 1998-D6 A4	7.61	03/15/30	6,316,738
4,225,000	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4	6.29	04/15/34	4,433,433
3,601,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3	4.61	12/15/35	3,515,071
6,099,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A2	5.00	07/15/41	6,056,741
3,905,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3	5.23	07/15/41	3,905,896
17,926,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A5(c)	5.09	07/15/42	17,807,738

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $65,237,797)			64,936,961

See Notes to Financial Statements.

2

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — 16.59%
$2,615,000	America Movil S.A. de C.V.	5.50%	03/01/14	$2,544,706
1,200,000	America Movil S.A. de C.V.	6.38	03/01/35	1,146,845
5,700,000	Bank One Corp.,	7.88	08/01/10	6,214,528
3,245,000	Bear Stearns Co., Inc.	5.70	11/15/14	3,291,524
5,520,000	Bottling Group LLC,	5.50	04/01/16	5,556,471
2,300,000	British Telecommunications plc	8.88	12/15/30	3,068,366
2,800,000	Cisco Systems, Inc.	5.50	02/22/16	2,822,268
2,000,000	Citigroup, Inc.	4.25	07/29/09	1,956,960
1,970,000	Citigroup, Inc.	6.63	06/15/32	2,154,751
1,441,000	Comcast Cable Communications	6.88	06/15/09	1,498,405
1,441,000	DaimlerChrysler N.A. Holding Corp.	7.20	09/01/09	1,501,451
1,500,000	DaimlerChrysler N.A. Holding Corp.	5.75	09/08/11	1,492,949
2,000,000	Deutsche Telekom International Finance	5.38	03/23/11	1,990,248
1,310,000	Deutsche Telekom International Finance, Multi-Coupon Bond	8.00	06/15/10	1,429,071
1,500,000	Deutsche Telekom International Finance, Multi-Coupon Bond	8.25	06/15/30	1,832,535
1,400,000	Devon Financing Corp.	6.88	09/30/11	1,489,881
700,000	Ford Motor Credit Co.	5.80	01/12/09	666,411
1,000,000	Ford Motor Credit Co.	8.63	11/01/10	996,191
2,000,000	General Electric Capital Corp. MTN	6.00	06/15/12	2,077,996
1,221,000	Goldman Sachs Group, Inc.	6.13	02/15/33	1,216,327
5,834,000	Household Finance Corp.	8.00	07/15/10	6,373,487
250,000	Iron Mountain, Inc.	8.63	04/01/13	255,625
1,388,000	JP Morgan Chase & Co.	5.75	01/02/13	1,419,390
5,381,000	Merrill Lynch & Co. MTN	5.00	02/03/14	5,247,147
885,000	Metlife, Inc.	5.00	11/24/13	860,432
2,000,000	Morgan Stanley	6.75	04/15/11	2,114,472
5,385,000	Morgan Stanley	4.75	04/01/14	5,121,027
1,500,000	Nisource Finance Corp.	7.88	11/15/10	1,618,080
3,825,000	Oracle Corp.	5.25	01/15/16	3,764,060
1,441,000	Prudential Financial, Inc.	5.10	09/20/14	1,407,013

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
$627,000	PSEG Energy Holdings, Inc.	8.63%	02/15/08	$650,513
2,000,000	RBS Capital Trust III(b)	5.51	09/29/49	1,943,312
2,600,000	TCI Communications, Inc.	9.80	02/01/12	3,071,058
2,183,000	Time Warner Cos., Inc.	7.25	10/15/17	2,356,321
2,000,000	UBS Preferred Funding Trust I	8.62	10/29/49	2,225,664
2,441,000	Wal-Mart Stores	4.13	02/15/11	2,349,941
950,000	Xerox Corp.	6.40	03/15/16	945,250
2,000,000	YUM! Brands, Inc.	6.25	04/15/16	2,062,184

	TOTAL CORPORATE BONDS (Cost $88,329,615)			88,732,860

TAX-EXEMPT SECURITIES — 0.33%
1,590,000	Massachusetts Bay Transition Authority, Massachusetts Sales Tax, Revenue Bonds, Series A	5.00	07/01/31	1,773,963

	TOTAL TAX-EXEMPT SECURITIES (Cost $1,755,834)			1,773,963

U.S. GOVERNMENT AGENCY BONDS & NOTES — 2.88%
	FANNIE MAE — 1.46%
7,500,000	MTN	6.25	02/01/11	7,841,550

	FREDDIE MAC — 0.96%
4,440,000		6.25	07/15/32	5,143,460

	RESOLUTION FUNDING CORPORATION — 0.46%
4,851,000	Principal Only STRIPS	0.00	07/15/20	2,439,102

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $15,065,417)			15,424,112

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 43.16%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 11.64%
6,665,787	Pool # 1G1898 ARM(b)	5.92	06/01/36	6,672,989
2,680,969	Pool # A20105	5.00	04/01/34	2,583,496
9,592,207	Pool # A47411	4.50	10/01/35	8,967,707
3,248,378	Pool # A48132	7.00	12/01/35	3,336,805
5,827,364	Pool # B19861	4.50	08/01/20	5,615,815
2,847,747	Pool # C01811	5.00	04/01/34	2,744,210
132,265	Pool # C71221	5.00	09/01/32	127,688
20,881	Pool # C74339	5.00	12/01/32	20,159
163,916	Pool # C74469	5.00	12/01/32	158,244
34,660	Pool # C74676	5.00	12/01/32	33,461
2,525,765	Pool # E96460	5.00	05/01/18	2,488,358
4,699,978	Pool # G01842	4.50	06/01/35	4,393,985
19,216,347	Pool # G18105	5.00	03/01/21	18,877,370
2,633,800	Pool # J01383	5.50	03/01/21	2,632,239
3,747,373	Pool # J02497	4.50	09/01/20	3,611,333

				62,263,859

See Notes to Financial Statements.

3

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 29.15%
$232,400	Pool # 251502	6.50%	02/01/13	$237,209
94,456	Pool # 252806	7.50	10/01/29	98,032
1,355,692	Pool # 255896	6.50	08/01/35	1,380,792
5,250,331	Pool # 256269	5.50	06/01/36	5,172,820
11,349,325	Pool # 357824	5.50	06/01/35	11,186,902
1,245,470	Pool # 387203	4.80	01/01/12	1,228,050
1,063,494	Pool # 387204	4.80	01/01/12	1,048,620
235,295	Pool # 443194	5.50	10/01/28	233,081
4,001	Pool # 450846	5.50	12/01/28	3,963
373,849	Pool # 452035	5.50	11/01/28	370,331
2,653	Pool # 454758	5.50	12/01/28	2,628
5,094	Pool # 485994	5.50	01/01/29	5,046
611,734	Pool # 561435	5.50	11/01/29	605,978
307,410	Pool # 578543	5.50	04/01/31	304,146
113,433	Pool # 627259	5.50	02/01/32	112,141
1,198,890	Pool # 632551	5.50	02/01/32	1,185,234
541,800	Pool # 632576	5.50	02/01/32	536,047
242,129	Pool # 694655	5.50	04/01/33	239,218
1,729,812	Pool # 702861	5.00	04/01/18	1,704,492
1,617,817	Pool # 704440	5.00	05/01/18	1,594,136
67,378	Pool # 710585	5.50	05/01/33	66,568
402,331	Pool # 735224	5.50	02/01/35	397,494
5,999,999	Pool # 745275	5.00	02/01/36	5,769,101
24,725,833	Pool # 745432	5.50	04/01/36	24,371,977
1,047,307	Pool # 781859	4.50	12/01/34	980,649
1,565,060	Pool # 786423 ARM(b)	4.61	07/01/34	1,549,303
463,073	Pool # 797680	4.50	10/01/35	433,599
702,884	Pool # 805373	4.50	01/01/35	658,148
7,657,791	Pool # 805386 ARM(b)	4.87	01/01/35	7,571,899
759,246	Pool # 812268	5.50	05/01/35	748,380
2,447,003	Pool # 815479	4.50	03/01/35	2,286,979
1,337,666	Pool # 819361	4.50	04/01/35	1,249,623
543,203	Pool # 820492	5.50	05/01/35	535,429
838,590	Pool # 820989	5.50	04/01/35	826,589
834,145	Pool # 821567	5.50	06/01/35	822,207
1,862,660	Pool # 822799	4.50	04/01/35	1,740,850
6,340,011	Pool # 829321	4.50	09/01/35	5,925,400
595,834	Pool # 835359	4.50	09/01/35	556,869
11,000,754	Pool # 835751	4.50	08/01/35	10,281,349
1,948,574	Pool # 835760	4.50	09/01/35	1,821,145
2,000,100	Pool # 836512	4.50	10/01/20	1,930,451
4,367,716	Pool # 839240	4.50	09/01/35	4,082,085
7,142,617	Pool # 840687	5.00	09/01/35	6,867,746
2,999,900	Pool # 843510	4.50	11/01/20	2,895,435
2,499,800	Pool # 844085	5.00	11/01/35	2,403,600
1,911,610	Pool # 844797	4.50	10/01/35	1,786,598
2,000,000	Pool # 844901	4.50	10/01/20	1,930,354
5,780,778	Pool # 867438	4.50	05/01/36	5,400,293
5,717,353	Pool # 880084	6.00	03/01/36	5,743,722
7,000,000	Pool # 883084	6.50	07/01/36	7,128,535
749,312	Pool # 893426	6.00	09/01/36	752,768
3,497,245	Pool # 895271	6.50	09/01/36	3,561,462
16,200,000	TBA	5.00	10/01/36	15,567,195

				155,892,668

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 2.37%
$347,756	Pool # 2562	6.00%	03/20/28	$352,214
498,158	Pool # 267812	8.50	06/15/17	532,419
1,956,929	Pool # 3413	4.50	07/20/33	1,830,855
1,811,903	Pool # 3442	5.00	09/20/33	1,755,782
3,732	Pool # 356873	6.50	05/15/23	3,830
37,141	Pool # 434772	9.00	06/15/30	40,297
62,997	Pool # 471660	7.50	03/15/28	65,635
140,556	Pool # 472028	6.50	05/15/28	144,588
75,414	Pool # 475847	6.50	06/15/28	77,577
20,981	Pool # 479087	8.00	01/15/30	22,231
354,966	Pool # 479088	8.00	01/15/30	376,116
120,599	Pool # 503711	7.00	05/15/29	124,588
42,129	Pool # 525556	8.00	01/15/30	44,639
11,152	Pool # 525945	9.00	07/15/30	12,100
36,187	Pool # 532751	9.00	08/15/30	39,262
108,488	Pool # 568670	6.50	04/15/32	111,421
265,102	Pool # 575441	6.50	12/15/31	272,384
672,338	Pool # 598127	5.50	03/15/18	675,216
1,567,215	Pool # 607668	5.50	02/15/18	1,573,925
818,913	Pool # 615639	4.50	09/15/33	775,107
174,755	Pool # 780086	8.50	11/15/17	186,129
809,098	Pool # 780548	8.50	12/15/17	861,756
625,538	Pool # 780865	9.50	11/15/17	677,911
205,782	Pool # 781036	8.00	10/15/17	216,390
767,825	Pool # 781084	9.00	12/15/17	820,288
209,624	Pool # 80185 ARM(b)	5.38	04/20/28	211,429
254,340	Pool # 80205 ARM(b)	5.38	06/20/28	256,538
637,796	Pool # 80311 ARM(b)	4.50	08/20/29	638,434

				12,699,061

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $231,039,813)			230,855,588

U.S. GOVERNMENT SECURITIES — 14.09%
	U.S. TREASURY PRINCIPAL ONLY STRIPS — 2.41%
18,000,000		0.00	11/15/17	10,622,160
4,294,000		0.00	02/15/20	2,259,700

				12,881,860

	U.S. TREASURY INFLATION PROTECTED BONDS — 0.90%
300,000		4.25	01/15/10	383,783
445,000		3.50	01/15/11	544,986
1,050,000		2.00	01/15/14	1,134,317
2,500,000		2.38	01/15/25	2,742,413

				4,805,499

See Notes to Financial Statements.

4

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT SECURITIES — (continued)
	U.S. TREASURY NOTES — 10.78%
$520,000		4.63%	09/30/08	$519,391
3,970,000		3.63	01/15/10	3,852,297
24,500,000		4.50	11/15/10	24,415,720
2,890,000		4.25	11/15/14	2,818,426
19,270,000	(c)	7.63	11/15/22	25,245,203
885,000		4.50	02/15/36	848,010

				57,699,047

	TOTAL U.S. GOVERNMENT SECURITIES (Cost $74,929,710)			75,386,406

Shares
REGISTERED INVESTMENT COMPANIES — 3.23%
8,645,217	Dreyfus Government Cash Management Fund			8,645,217
8,645,216	Fidelity U.S. Treasury II Fund			8,645,216

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $17,290,433)			17,290,433

TOTAL INVESTMENTS (Cost $547,548,237)(d)	102.37%	$547,571,113
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.37)	(12,701,848)

NET ASSETS	100.00%	$534,869,265

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $5,231,756 or 0.98% of net assets.
(b)	Variable Rate Security—The rate disclosed is as of September 30, 2006.
(c)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$4,694,581	$(4,671,705)	$22,876

ARM—Adjustable Rate Mortgage

LLC—Limited Liability Company

MTN—Medium Term Note

Multi-Coupon Bond—Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

plc—Public Limited Company

STRIPS—Separately Traded Registered Interest and Principal Securities

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Securities	60.13%	$321,666,106
Corporate Bonds	16.59	88,732,860
Commercial Mortgage-Backed Securities	12.14	64,936,961
Collateralized Mortgage Obligations	9.16	48,970,790
Registered Investment Companies	3.23	17,290,433
Asset Backed Securities	0.79	4,200,000
Tax-Exempt Securities	0.33	1,773,963

Total Investments	102.37%	$547,571,113
Liabilities in Excess of Other Assets	(2.37)	(12,701,848)

Net Assets	100.00%	$534,869,265

See Notes to Financial Statements.

5

Excelsior Funds Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

Equity Income Fund

Shares		Value

COMMON STOCKS — 91.95%
	CONSUMER DISCRETIONARY — 12.91%
110,000	CBS Corp., Class B	$3,098,700
100,000	Circuit City Stores, Inc.	2,511,000
80,000	Home Depot, Inc.	2,901,600
100,000	Lear Corp.	2,070,000
220,000	Leggett & Platt, Inc.	5,506,600
200,000	Newell Rubbermaid, Inc.	5,664,000
75,000	Snap-On, Inc.	3,341,250
135,000	Time Warner, Inc.	2,461,050

		27,554,200

	CONSUMER STAPLES — 2.80%
78,000	Altria Group, Inc.	5,970,900

	ENERGY — 8.35%
98,000	BP plc ADR	6,426,840
112,000	Chevron Corp.	7,264,320
145,000	Halliburton Co.	4,125,250

		17,816,410

	FINANCIAL — 21.32%
235,000	Arthur J. Gallagher & Co.	6,267,450
33,000	Bank of America Corp.	1,767,810
113,000	Citigroup, Inc.	5,612,710
105,000	Freddie Mac	6,964,650
185,000	Mellon Financial Corp.	7,233,501
96,000	Morgan Stanley	6,999,360
100,000	RenaissanceRe Holdings Ltd.	5,560,000
153,000	U.S. BanCorp.	5,082,660

		45,488,141

	HEALTH CARE — 6.77%
94,000	Eli Lilly & Co.	5,358,000
110,000	Medtronic, Inc.	5,108,400
68,000	Novartis AG ADR	3,973,920

		14,440,320

	INDUSTRIALS — 11.60%
135,000	Dover Corp.	6,404,400
165,000	General Electric Co.	5,824,500
170,000	Honeywell International, Inc.	6,953,000
75,000	Hubbell, Inc., Class B	3,592,500
60,000	RR Donnelley & Sons Co.	1,977,600

		24,752,000

Shares		Value

COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY — 10.36%
225,000	Electronic Data Systems Corp.	$5,517,000
165,000	Linear Technology Corp.	5,134,800
210,000	Microsoft Corp.	5,739,300
290,000	Nokia Oyj ADR	5,710,100

		22,101,200

	RAW/INTERMEDIATE MATERIALS — 12.69%
67,000	Eastman Chemical Co.	3,619,340
280,000	Packaging Corp. of America	6,496,000
36,560	Pope Resources Ltd.	1,178,694
32,000	Rayonier, Inc.	1,209,600
395,000	RPM, Inc.	7,501,050
115,000	Weyerhaeuser Co.	7,075,950

		27,080,634

	TELECOMMUNICATION — 5.15%
155,000	AT&T, Inc.	5,046,800
160,000	Verizon Communications, Inc.	5,940,800

		10,987,600

	TOTAL COMMON STOCKS (Cost $170,461,679)	196,191,405

FOREIGN COMMON STOCKS — 3.11%
	UNITED KINGDOM — 3.11%
466,720	Pearson plc	6,638,237

	TOTAL FOREIGN COMMON STOCKS (Cost $5,553,970)	6,638,237

CONVERTIBLE PREFERRED STOCKS — 3.02%
	CONSUMER DISCRETIONARY — 2.63%
76,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	2,552,840
133,000	General Motors Corp., Series C, Preferred Exchange, 6.25%	3,055,010

		5,607,850

	ENERGY — 0.39%
22,500	EL Paso Energy Capital Trust I, Preferred Exchange, 4.75%	837,675

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,503,519)	6,445,525

See Notes to Financial Statements.

6

Excelsior Funds Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

Equity Income Fund — (continued)

Contracts		Value

CALL OPTIONS PURCHASED — 1.05%
200	Home Depot, Inc. Expires 01/17/09 strike price 30	$198,000
900	Home Depot, Inc. Expires 01/18/08 strike price 35	477,000
450	Microsoft Corp. Expires 01/18/08 strike price 20	378,000
300	Time Warner, Inc. Expires 01/17/09 strike price 15	147,000
2,300	Time Warner, Inc. Expires 01/19/08 strike price 15(a)	1,035,000

	TOTAL CALL OPTIONS PURCHASED (Cost $2,278,499)	2,235,000

Principal Amount		Value

REPURCHASE AGREEMENT — 0.29%
$615,000	JP Morgan Chase Securities, Inc., 4.87%, dated 09/29/06, to be repurchased 10/02/06, repurchase price $615,250 (collateralized by U.S. Government Obligation, par value $614,000, 5.200%, maturing 08/01/08; total market value $617,484)	$615,000

	TOTAL REPURCHASE AGREEMENT (Cost $615,000)	615,000

TOTAL INVESTMENTS (Cost $184,412,667)(b)	99.42%	$212,125,167
OTHER ASSETS IN EXCESS OF LIABILITIES	0.58	1,243,007

NET ASSETS	100.00%	$213,368,174

(a)	Fair valued as of September 30, 2006.
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$30,757,622	$(3,045,122)	$27,712,500

ADR—American Depository Receipt

Ltd.—Limited

plc—Public limited company

See Notes to Financial Statements.

7

Excelsior Funds Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

Equity Income Fund — (continued)

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Financial	21.32%	$45,488,141
Consumer Discretionary	18.65	39,800,287
Raw/Intermediate Materials	12.69	27,080,634
Industrials	11.60	24,752,000
Information Technology	10.36	22,101,200
Energy	8.74	18,654,085
Health Care	6.77	14,440,320
Telecommunication	5.15	10,987,600
Consumer Staples	2.80	5,970,900
Call Options Purchased	1.05	2,235,000
Repurchase Agreement	0.29	615,000

Total Investments	99.42%	$212,125,167
Other Assets in Excess of Liabilities	0.58	1,243,007

Net Assets	100.00%	$213,368,174

See Notes to Financial Statements

8

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Large Cap Growth Fund

Shares		Value

COMMON STOCKS — 99.47%
	CONSUMER DISCRETIONARY — 15.13%
319,700	Best Buy Co., Inc.	$17,123,132
725,900	Coach, Inc.(a)	24,970,960
756,000	eBay(a)	21,440,160
476,200	Lowes Companies, Inc.	13,362,172
422,900	Starbucks Corp.(a)	14,399,745

		91,296,169

	FINANCIAL — 10.07%
50,800	Chicago Mercantile Exchange	24,295,100
254,100	Lehman Brothers Holding, Inc.	18,767,826
340,100	SLM Corp.	17,678,398

		60,741,324

	HEALTH CARE — 30.04%
171,655	Alcon, Inc.	19,654,498
211,600	Allergan, Inc.	23,828,276
245,900	Amgen, Inc.(a)	17,589,227
424,888	Caremark Rx, Inc.	24,078,402
506,200	Celgene Corp.(a)	21,918,460
247,600	Genentech, Inc.(a)	20,476,520
291,700	Gilead Sciences, Inc.(a)	20,039,790
464,500	Teva Pharmaceutical Industries Ltd. ADR	15,834,805
263,882	Zimmer Holdings, Inc.(a)	17,812,035

		181,232,013

	INDUSTRIALS — 6.13%
224,900	Corporate Executive Board Co.	20,220,759
376,400	Expeditors International of Washington, Inc.	16,779,912

		37,000,671

	INFORMATION TECHNOLOGY — 33.82%
363,500	Akamai Technologies, Inc.(a)	18,171,365
351,600	Apple Computer, Inc.(a)	27,083,748
620,487	Broadcom Corp., Class A(a)	18,825,576
861,600	Corning, Inc.(a)	21,031,656
284,415	Electronic Arts, Inc.(a)	15,836,227
60,873	Google, Inc., Class A(a)	24,464,859
368,406	Infosys Technologies Ltd. ADR	17,584,018
653,500	Qualcomm, Inc.	23,754,725
204,500	Research In Motion Ltd.(a)	20,993,970
644,200	Yahoo!, Inc.(a)	16,285,376

		204,031,520

Shares		Value
COMMON STOCKS — (continued)
	TELECOMMUNICATION — 4.28%
655,200	America Movil S.A. de C.V., Series L ADR	$25,795,224

	TOTAL COMMON STOCKS (Cost $511,909,574)	600,096,921

Principal Amount
REPURCHASE AGREEMENT —1.57%
$9,481,000	JP Morgan Chase Securities, Inc., 4.87%, dated 09/29/06, to be repurchased 10/02/06, repurchase price $9,484,848 (collateralized by U.S. Government Obligation, par value $9,650,000, 4.875%, maturing 01/27/20; total market value $9,562,048)	9,481,000

	TOTAL REPURCHASE AGREEMENT (Cost $9,481,000)	9,481,000

TOTAL INVESTMENTS (Cost $521,390,574)(b)	101.04%	$609,577,921
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.04)	(6,262,710)

NET ASSETS	100.00%	$603,315,211

(a)	Non-income producing security
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$113,257,102	$(25,069,755)	$88,187,347

ADR—American Depository Receipt

Ltd.—Limited

See Notes to Financial Statements.

9

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Large Cap Growth Fund — (continued)

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Information Technology	33.82%	$204,031,520
Health Care	30.04	181,232,013
Consumer Discretionary	15.13	91,296,169
Financial	10.07	60,741,324
Industrials	6.13	37,000,671
Telecommunication	4.28	25,795,224
Repurchase Agreement	1.57	9,481,000

Total Investments	101.04%	$609,577,921
Liabilities in Excess of Other Assets	(1.04)	(6,262,710)

Net Assets	100.00%	$603,315,211

See Notes to Financial Statements

10

Excelsior Funds Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

Mid Cap Value and Restructuring Fund

Shares		Value

COMMON STOCKS — 97.04%
	CONSUMER DISCRETIONARY — 27.21%
71,900	Autozone, Inc.(a)	$7,427,270
101,100	Black & Decker Corp.	8,022,285
112,900	Centex Corp.	5,940,798
284,500	Constellation Brands, Inc.(a)	8,187,910
190,600	EchoStar Communications, Inc.(a)	6,240,244
135,800	Limited Brands	3,597,342
303,200	Onex Corp.	6,788,345
167,700	Sherwin-Williams Co.	9,354,306
333,200	Tempur-Pedic International, Inc.(a)	5,721,044
239,500	TJX Cos., Inc.	6,713,185
148,000	Zale Corp.(a)	4,105,520

		72,098,249

	CONSUMER STAPLES — 2.34%
147,200	Dean Foods Co.(a)	6,185,344

	ENERGY — 11.90%
103,800	Cimarex Energy Co.	3,652,722
173,300	Devon Energy Corp.	10,943,895
122,700	Noble Corp.	7,874,886
187,800	Occidental Petroleum Corp.	9,035,058

		31,506,561

	FINANCIAL — 14.57%
88,000	Ace Ltd.	4,816,240
159,700	CIT Group, Inc.	7,766,211
47,900	First Marblehead Corp.	3,317,554
116,600	Lehman Brothers Holding, Inc.	8,612,076
61,400	Mastercard, Inc., Class A(a)	4,319,490
59,900	RenaissanceRe Holdings Ltd.	3,330,440
101,380	Sovereign Bancorp, Inc.	2,180,684
120,000	W.R. Berkley Corp.	4,246,800

		38,589,495

	HEALTH CARE — 5.91%
331,300	Health Management Associates, Inc., Class A	6,924,170
176,700	Shire Pharmaceuticals plc ADR	8,727,213

		15,651,383

	INDUSTRIALS — 15.78%
47,900	Autoliv, Inc.	2,639,769
187,700	Brink’s Co.	9,959,362

Shares		Value

COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
236,600	Empresa Brasileira de Aeronautica S.A. ADR	$9,291,282
75,000	Kennametal, Inc.	4,248,750
36,000	Lincoln Electric Holdings, Inc.	1,960,200
167,700	Mueller Industries, Inc.	5,898,009
335,300	United Rentals, Inc.(a)	7,795,725

		41,793,097

	INFORMATION TECHNOLOGY — 7.52%
125,000	Electronic Data Systems Corp.	3,065,000
223,900	Harris Corp.	9,961,311
463,100	Symbol Technologies, Inc.	6,881,666

		19,907,977

	RAW/INTERMEDIATE MATERIALS — 5.46%
186,700	Aracruz Cellulose S.A. ADR	9,292,059
179,700	Cabot Microelectronics Corp.(a)	5,178,954

		14,471,013

	REAL ESTATE — 2.15%
103,800	St. Joe Co.	5,695,506

	UTILITIES — 4.20%
324,800	EL Paso Corp.	4,430,272
280,500	Williams Cos., Inc.	6,695,535

		11,125,807

	TOTAL COMMON STOCKS (Cost $160,989,980)	257,024,432

FOREIGN COMMON STOCKS — 2.10%
	NETHERLANDS — 2.10%
79,500	Hunter Douglas NV	5,574,102
	TOTAL FOREIGN COMMON STOCKS (Cost $2,926,238)	5,574,102

CONVERTIBLE PREFERRED STOCKS — 0.15%
	CONSUMER DISCRETIONARY — 0.15%
400	Blockbuster, Inc., Preferred Exchange	397,550

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $400,000)	397,550

See Notes to Financial Statements.

11

Excelsior Funds Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

Mid Cap Value and Restructuring Fund — (continued)

Principal Amount		Value

REPURCHASE AGREEMENT — 0.53%
$1,398,000	JP Morgan Chase Securities, Inc., 4.87%, dated 09/29/06, to be repurchased 10/02/06, repurchase price $1,398,567 (collateralized by U.S. Government Obligation, par value $1,390,000, 5.250%, 12/06/07; total market value $1,402,669)	$1,398,000

	TOTAL REPURCHASE AGREEMENT (Cost $1,398,000)	1,398,000

TOTAL INVESTMENTS (Cost $165,714,218)(b)	99.82%	$264,394,084
OTHER ASSETS IN EXCESS OF LIABILITIES	0.18	464,025

NET ASSETS	100.00%	$264,858,109

(a)	Non-income producing security.
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$101,336,963	$(2,657,097)	$98,679,866

ADR—American Depositary Receipt

Ltd.—Limited

plc—Public Limited Company

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	29.46%	$78,069,901
Industrials	15.78	41,793,097
Financial	14.57	38,589,495
Energy	11.90	31,506,561
Information Technology	7.52	19,907,977
Health Care	5.91	15,651,383
Raw/Intermediate Materials	5.46	14,471,013
Utilities	4.20	11,125,807
Consumer Staples	2.34	6,185,344
Real Estate	2.15	5,695,506
Repurchase Agreement	0.53	1,398,000

Total Investments	99.82%	$264,394,084
Other Assets in Excess of Liabilities	0.18	464,025

Net Assets	100.00%	$264,858,109

See Notes to Financial Statements

12

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Small Cap Fund

Shares		Value

COMMON STOCKS — 99.49%
	CONSUMER DISCRETIONARY — 18.00%
800,000	Cabelas, Inc.(a)	$17,384,000
200,000	Columbia Sportswear Co.(a)	11,166,000
380,000	Ethan Allen Interiors, Inc.	13,170,800
700,000	Oakley, Inc.	11,935,000
620,000	Sotheby’s Holdings, Inc., Class A	19,988,800
600,000	Talbots, Inc.	16,350,000
360,000	Thor Industries, Inc.	14,821,200
200,000	Urban Outfitters, Inc.(a)	3,538,000

		108,353,800

	CONSUMER STAPLES — 2.10%
450,000	Performance Food Group Co.(a)	12,640,500

	ENERGY — 3.61%
260,000	Helix Energy Solutions Group, Inc.(a)	8,684,000
540,000	TETRA Technologies, Inc.(a)	13,046,400

		21,730,400

	FINANCIAL — 12.29%
170,000	GFI Group, Inc.(a)	9,399,300
180,000	Greenhill & Co., Inc.	12,063,600
240,000	Jefferies Group, Inc.	6,840,000
400,000	Nara Bancorp, Inc.	7,316,000
144,704	Park National Corp.	14,483,423
600,000	Philadelphia Consolidated Holdings Corp.(a)	23,868,000

		73,970,323

	HEALTH CARE — 7.06%
480,000	Arrow International, Inc.	15,268,800
460,000	Kensey Nash Corp.(a)	13,464,200
300,000	Molina Healthcare, Inc.(a)	10,608,000
900,000	Orthovita, Inc.(a)	3,141,000

		42,482,000

	INDUSTRIALS — 21.47%
60,000	EGL, Inc.(a)	2,186,400
480,000	FLIR Systems, Inc.(a)	13,036,800
640,000	FTI Consulting, Inc.(a)	16,038,400
180,000	Hewitt Associates, Inc., Class A(a)	4,366,800
540,000	Innovative Solutions & Support, Inc.(a)	7,846,200
660,000	Kansas City Southern(a)	18,024,600

Shares		Value

COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
1,000,000	MPS Group, Inc.(a)	$15,110,000
1,000,000	Quanta Services, Inc.(a)	16,860,000
520,000	Shaw Group, Inc.(a)	12,292,800
460,000	Simpson Manufacturing Co., Inc.	12,433,800
260,000	Triumph Group, Inc.	11,011,000

		129,206,800

	INFORMATION TECHNOLOGY — 29.58%
280,000	CACI International, Inc., Class A(a)	15,402,800
560,000	CommScope, Inc.(a)	18,401,600
700,000	Fairchild Semiconductor International, Inc.(a)	13,090,000
600,000	Forrester Research, Inc.(a)	15,786,000
1,400,000	Keane, Inc.(a)	20,174,000
1,600,000	Kulicke & Soffa Industries, Inc.(a)	14,144,000
1,000,000	Lattice Semiconductor Corp.(a)	6,820,000
900,000	Manhattan Associates, Inc.(a)	21,726,000
500,000	Plantronics, Inc.	8,765,000
360,000	Power Integrations(a)	7,056,000
660,000	Technitrol, Inc.	19,701,000
460,000	Varian Semiconductor Equipment Associates, Inc.(a)	16,882,000

		177,948,400

	RAW/INTERMEDIATE MATERIALS — 2.39%
500,000	Cabot Microelectronics Corp.(a)	14,410,000

	TELECOMMUNICATION — 1.53%
1,000,000	Andrew Corp.(a)	9,230,000

	UTILITIES — 1.46%
400,000	Aqua America, Inc.	8,776,000

	TOTAL COMMON STOCKS (Cost $453,432,643)	598,748,223

See Notes to Financial Statements.

13

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Small Cap Fund — (continued)

Principal Amount		Value

REPURCHASE AGREEMENT — 0.49%
$2,941,000	JP Morgan Chase Securities, Inc., 4.87%, dated 09/29/06, to be repurchased 10/02/06, repurchase price $2,942,194 (collateralized by U.S. Government Obligation, par value $2,883,000, 5.680%, maturing 11/27/15; total market value $2,996,501)	$2,941,000

	TOTAL REPURCHASE AGREEMENT (Cost $2,941,000)	2,941,000

TOTAL INVESTMENTS (Cost $456,373,643)(b)	99.98%	$601,689,223
OTHER ASSETS IN EXCESS OF LIABILITIES	0.02	132,780

NET ASSETS	100.00%	$601,822,003

(a)	Non-income producing security
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$154,318,149	$(9,002,569)	$145,315,580

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Information Technology	29.58%	$177,948,400
Industrials	21.47	129,206,800
Consumer Discretionary	18.00	108,353,800
Financial	12.29	73,970,323
Health Care	7.06	42,482,000
Energy	3.61	21,730,400
Raw/Intermediate Materials	2.39	14,410,000
Consumer Staples	2.10	12,640,500
Telecommunication	1.53	9,230,000
Utilities	1.46	8,776,000
Repurchase Agreement	0.49	2,941,000

Total Investments	99.98%	$601,689,223
Other Assets in Excess of Liabilities	0.02	132,780

Net Assets	100.00%	$601,822,003

See Notes to Financial Statements

14

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Value and Restructuring Fund

Shares		Value

COMMON STOCKS — 96.96%
	CONSUMER DISCRETIONARY — 14.30%
2,150,000	Avon Products, Inc.	$65,919,000
2,600,000	Black & Decker Corp.	206,310,000
2,600,000	CBS Corp., Class B	73,242,000
3,000,000	Centex Corp.	157,860,000
1,850,000	EchoStar Communications, Inc.(a)	60,569,000
850,000	Harman International Industries, Inc.	70,924,000
2,800,000	Leggett & Platt, Inc.	70,084,000
2,700,000	Newell Rubbermaid, Inc.	76,464,000
3,150,000	TJX Cos., Inc.	88,294,500
155,043	Wyndham Worldwide Corp.(a)	4,336,553
5,800,000	XM Satellite Radio Holdings, Inc., Class A(a)	74,762,000
2,550,000	Zale Corp.(a)	70,737,000

		1,019,502,053

	CONSUMER STAPLES — 4.17%
1,750,000	ConAgra Foods, Inc.	42,840,000
2,500,000	Dean Foods Co.(a)	105,050,000
1,000,000	Kraft Foods, Inc., Class A	35,660,000
2,050,000	Loews Corp. — Carolina Group	113,549,500

		297,099,500

	ENERGY — 13.87%
1,650,000	Anadarko Petroleum Corp.	72,319,500
2,750,000	ConocoPhillips	163,707,500
2,450,000	Devon Energy Corp.	154,717,500
1,359,928	Mariner Energy, Inc.(a)	24,981,877
1,400,000	Murphy Oil Corp.	66,570,000
2,150,000	Noble Energy, Inc.	98,018,500
1,900,000	Petrobras ADR	159,277,000
4,200,000	Petrohawk Energy Corp.(a)	43,596,000
3,149,977	Rossetta Resources, Inc.(a)	54,085,105
2,350,000	Todco, Class A(a)	81,310,000
2,400,000	W&T Offshore, Inc.	70,104,000

		988,686,982

	FINANCIAL — 22.62%
2,500,000	Ace Ltd.	136,825,000
3,650,000	Amvescap plc ADR	80,008,000
2,750,000	Apollo Investment Corp.(b)	56,402,500
1,000,000	Capital One Financial Corp.	78,660,000
1,981,700	Castlepoint Holdings Ltd. ADR(a)(c)(d)	21,798,700

Shares		Value

COMMON STOCKS — (continued)
	FINANCIAL — (continued)
1,750,000	CIT Group, Inc.	$85,102,500
2,400,000	Citigroup, Inc.	119,208,000
1,600,000	Freddie Mac	106,128,000
2,000,000	JP Morgan Chase & Co.	93,920,000
1,550,000	Lehman Brothers Holding, Inc.	114,483,000
2,700,000	Loews Corp.	102,330,000
2,400,000	Marsh & McLennan Cos., Inc.	67,560,000
633,414	Mastercard, Inc., Class A(a)	44,560,675
3,483,279	MCG Capital Corp.	56,881,946
1,800,000	Metlife, Inc.	102,024,000
2,100,000	Morgan Stanley	153,111,000
1,150,000	PNC Financial Services Group, Inc.	83,306,000
3,000,000	Primus Guaranty Ltd.(a)	36,330,000
1,700,000	Washington Mutual, Inc.	73,899,000

		1,612,538,321

	HEALTH CARE — 4.84%
1,850,000	AmerisourceBergen Corp.	83,620,000
2,225,000	Baxter International, Inc.	101,148,500
2,000,000	Bristol-Myers Squibb Co.	49,840,000
1,200,000	HCA, Inc.	59,868,000
1,000,000	Wyeth	50,840,000

		345,316,500

	INDUSTRIALS — 13.49%
2,900,000	AGCO Corp.(a)	73,515,000
1,116,403	Aries Maritime Transport Ltd.	11,610,591
1,062,581	Arlington Tankers	23,971,827
2,019,584	Copa Holdings S.A., Class A	69,332,319
1,000,000	Eagle Materials, Inc.	33,680,000
2,500,000	Empresa Brasileira de Aeronautica S.A. ADR	98,175,000
3,150,000	Gol Linhas Aereas Inteligentes S.A. ADR	108,202,500
500,000	Rockwell Automation, Inc.	29,050,000
1,700,000	Ryder Systems, Inc.	87,856,000
3,000,000	Tyco International Ltd.	83,970,000
1,650,000	Union Pacific Corp.	145,200,000
4,000,000	United Rentals, Inc.(a)	93,000,000
1,650,000	United Technologies Corp.	104,527,500

		962,090,737

See Notes to Financial Statements.

15

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Value and Restructuring Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY — 4.92%
3,950,000	Harris Corp.	$175,735,500
900,000	International Business Machines Corp.	73,746,000
3,500,000	Nokia Oyj ADR	68,915,000
1,850,000	Plantronics, Inc.	32,430,500

		350,827,000

	RAW/INTERMEDIATE MATERIALS — 9.05%
2,650,000	Alpha Natural Resources, Inc.(a)	41,764,000
4,000,000	Celanese Corp., Class A	71,600,000
4,500,000	Consol Energy, Inc.	142,785,000
1,500,000	Foundation Coal Holdings, Inc.	48,555,000
5,637,304	International Coal Group, Inc.(a)	23,789,423
944,900	Pinnacle Gas Resources, Inc.(a)(c)(d)	10,393,900
1,400,000	PPG Industries, Inc.	93,912,000
1,700,000	Schnitzer Steel Industries, Inc.	53,618,000
3,800,000	Smurfit-Stone Container Corp.(a)	42,560,000
900,000	Southern Copper Corp.	83,250,000
2,600,000	Tronox, Inc.	33,150,000

		645,377,323

	REAL ESTATE — 3.32%
3,720,000	Diamondrock Hospitality Co.	61,789,200
1,000,000	FBR Capital Markets Corp.(a)(c)(d)	15,000,000
3,300,000	Friedman Billings Ramsey Group, Inc., Class A	26,499,000
2,050,000	Host Marriott Corp.	47,006,500
3,000,000	Peoples Choice Financial Corp.(a)(c)(d)	9,000,000
887,500	Realogy Corp.(a)	20,128,500
600,000	Taberna Realty Finance Trust(c)(d)	8,940,000
900,000	Ventas, Inc.	34,686,000
1,500,000	Vintage Wine Trust, Inc.(c)(d)	13,500,000

		236,549,200

Shares		Value

COMMON STOCKS — (continued)
	TELECOMMUNICATION — 4.48%
5,500,000	America Movil S.A. de C.V., Series L ADR	$216,535,000
1,842,000	Datapath, Inc.(a)(c)(d)	20,262,000
2,600,000	Sprint Nextel Corp.	44,590,000
2,900,000	Windstream Corp.	38,251,000

		319,638,000

	TRANSPORTATION — 0.22%
1,000,000	Omega Navigation Enterprises, Inc., Class A ADR	15,370,000

	UTILITIES — 1.68%
1,500,000	Duke Energy Corp.	45,300,000
5,450,000	EL Paso Corp.	74,338,000

		119,638,000

	TOTAL COMMON STOCKS (Cost $5,022,038,773)	6,912,633,616

FOREIGN COMMON STOCKS — 1.54%
	GERMANY — 0.90%
1,500,000	Lanxess AG(a)	64,026,180

	ITALY — 0.64%
5,000,000	Enel S.p.A	45,635,341

	TOTAL FOREIGN COMMON STOCKS (Cost $78,886,762)	109,661,521

CONVERTIBLE PREFERRED STOCKS — 1.27%
	CONSUMER DISCRETIONARY — 1.08%
2,300,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	77,257,000

	RAW/INTERMEDIATE MATERIALS — 0.19%
500,000	Celanese Corp., Preferred Exchange, 4.25%	13,625,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $96,491,027)	90,882,000

See Notes to Financial Statements.

16

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Value and Restructuring Fund — (continued)

Principal Amount		Value

REPURCHASE AGREEMENT — 0.19%
$13,420,000	JP Morgan Chase Securities, Inc., 4.87%, dated 09/29/06, to be repurchased 10/02/06, repurchase price $13,425,446 (collateralized by U.S. Government Obligation, par value $13,403,000, 5.200%, 08/01/08; total market value $13,474,230)	$13,420,000

	TOTAL REPURCHASE AGREEMENT (Cost $13,420,000)	13,420,000

TOTAL INVESTMENTS (Cost $5,210,836,562)(e)	99.96%	$7,126,597,137
OTHER ASSETS IN EXCESS OF LIABILITIES	0.04	2,774,729

NET ASSETS	100.00%	$7,129,371,866

(a)	Non-income producing security.
(b)	Registered Investment Company
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $98,894,600 or 1.39% of net assets.
(d)	Represents an illiquid security as of September 30, 2006.
(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$2,174,334,610	$(258,574,035)	$1,915,760,575

ADR—American Depositary Receipt

Ltd.—Limited

plc—Public Limited Company

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Financial	22.62%	$1,612,538,321
Consumer Discretionary	15.38	1,096,759,053
Energy	14.51	1,034,322,323
Industrials	14.39	1,026,116,917
Raw/Intermediate Materials	9.24	659,002,323
Information Technology	4.92	350,827,000
Health Care	4.84	345,316,500
Telecommunication	4.48	319,638,000
Consumer Staples	4.17	297,099,500
Real Estate	3.32	236,549,200
Utilities	1.68	119,638,000
Transportation	0.22	15,370,000
Repurchase Agreement	0.19	13,420,000

Total Investments	99.96%	$7,126,597,137
Other Assets in Excess of Liabilities	0.04	2,774,729

Net Assets	100.00%	$7,129,371,866

See Notes to Financial Statements

17

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2006 (Unaudited)

	Core Bond Fund	Equity Income Fund
ASSETS:
Investments, at cost–see accompanying portfolios	$547,548,237	$184,412,667

Investments, at value (including Repurchase Agreements) (Note 1)	$547,571,113	$212,125,167
Cash	—	21,963
Foreign currency (cost $0, $0, $0, $0, $0 and $479 respectively)	—	91,743
Dividends and interest receivable	4,083,679	492,226
Receivable for investments sold	518,563	1,091,708
Receivable for fund shares sold	302,585	73,825
Receivable for forward foreign currency contracts	—	—
Reclaims receivable	—	—
Prepaid expenses	3,761	578

Total Assets	552,479,701	213,897,210
LIABILITIES:
Payable for dividends declared	705,923	—
Payable for investments purchased	15,795,368	50,320
Cash overdraft	38,388	—
Payable for fund shares redeemed	619,400	238,194
Investment advisory fees payable (Note 2)	174,116	109,357
Administration fees payable (Note 2)	66,492	26,294
Distribution and shareholder servicing fees payable (Note 2)	55,641	48,025
Directors’/Trustees’ fees and expenses payable (Note 2)	4,835	1,828
Accrued expenses and other payables	150,273	55,018

Total Liabilities	17,610,436	529,036

NET ASSETS	$534,869,265	$213,368,174

NET ASSETS consist of:
Undistributed (distributions in excess of) net investment income	$(36,576)	$1,196,570
Accumulated net realized gain (loss) on investments, foreign currency transactions and written options	(2,707,911)	(2,217,336)
Unrealized appreciation of investments, foreign currency translations and written options	22,876	27,711,098
Par value (Note 5)	59,782	24,128
Paid in capital in excess of par value	537,531,094	186,653,714

Net Assets	$534,869,265	$213,368,174

Net Assets:
Retirement Shares	$1,047	$1,061
Shares	294,034,174	213,367,113
Institutional Shares	240,834,044	—
Shares outstanding (Note 5):
Retirement Shares	117	120
Shares	32,868,586	24,128,293
Institutional Shares	26,913,157	—
NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding):
Retirement Shares	$8.95	$8.87	(a)

Shares	$8.95	$8.84

Institutional Shares	$8.95	—

(a)	Due to rounding net assets divided by shares outstanding does not equal the net asset value per share.

See Notes to Financial Statements.

18

Large Cap Growth Fund	Mid Cap Value and Restructuring Fund		Small Cap Fund	Value and Restructuring Fund

$521,390,574	$165,714,218		$456,373,643	$5,210,836,562

$609,577,921	$264,394,084		$601,689,223	$7,126,597,137
221	29,602		986	662,284
—	—		—	510
83,504	244,855		396,996	8,740,496
17,985,335	352,200		14,110	31,816,190
2,820,020	462,865		1,521,534	11,499,994
—	—		—	—
—	—		—	—
3,811	2,666		2,524	34,789

630,470,812	265,486,272		603,625,373	7,179,351,400

—	—		—	—
26,204,120	—		301,000	33,310,856
—	—		—	—
325,035	318,809		853,144	9,843,755
355,650	138,938		362,440	3,474,701
72,844	32,445		72,914	875,605
111,402	38,281		96,946	1,328,358
5,121	2,621		5,283	63,035
81,429	97,069		111,643	1,083,224

27,155,601	628,163		1,803,370	49,979,534

$603,315,211	$264,858,109		$601,822,003	$7,129,371,866

$(1,710,988)	$(29,733)		$(1,745,445)	$16,368,069
(137,992,166)	23,262,852		39,261,533	(45,792,422)
88,187,347	98,679,866		145,315,580	1,915,760,607
61,192	134		32,799	146,493
654,769,826	142,944,990		418,957,536	5,242,889,119

$603,315,211	$264,858,109		$601,822,003	$7,129,371,866

$1,189	$1,133		$25,077	$928,331
603,314,022	233,295,498		601,796,926	6,807,070,082
—	31,561,478		—	321,373,453

122	58		1,379	19,081
61,192,177	11,838,434		32,797,185	139,871,113
—	1,596,549		—	6,603,129

$9.74 (a)	$19.65	(a)	$18.18	$48.65

$9.86	$19.71		$18.35	$48.67

—	$19.77		—	$48.67

See Notes to Financial Statements.

19

Excelsior Funds

Statements of Operations

For the Six Months Ended September 30, 2006 (Unaudited)

	Core Bond Fund	Equity Income Fund
INVESTMENT INCOME:
Dividend income	$425,644	$3,061,527
Interest income	7,470,573	19,497
Less: Foreign taxes withheld	—	(263)

Total Income	7,896,217	3,080,761
EXPENSES:
Investment advisory fees (Note 2)	1,128,773	765,209
Distribution and shareholder servicing fees — Retirement Shares (Note 2)	4	4
Shareholder servicing fees — Shares (Note 2)	362,523	255,068
Shareholder servicing fees — Institutional Shares (Note 2)	—	—
Administration fees (Note 2)	228,037	153,988
Transfer agent fees	81,331	8,910
Legal and audit fees	17,328	10,534
Custodian fees	11,425	12,473
Directors’/Trustees’ fees and expenses (Note 2)	5,295	3,782
Miscellaneous expenses	52,763	21,883

Total Expenses	1,887,479	1,231,851
Fees waived and reimbursed by:
Investment Adviser (Note 2)	(542,866)	(109,540)

Net Expenses	1,344,613	1,122,311

NET INVESTMENT INCOME (LOSS)	6,551,604	1,958,450

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on:
Security transactions	(2,178,812)	4,285,566
Foreign currency transactions	—	8,270
Written options	—	(195,198)

Total net realized gain (loss)	—	4,098,638
Change in unrealized appreciation (depreciation) of investments, foreign currency translations and written options during the period	4,285,217	2,909,683

Net realized and unrealized gain (loss) on investments, foreign currency transactions and written options	2,106,405	7,008,321

Net increase (decrease) in net assets resulting from operations	$8,658,009	$8,966,771

See Notes to Financial Statements.

20

Large Cap Growth Fund	Mid Cap Value and Restructuring Fund	Small Cap Fund	Value and Restructuring Fund

$1,469,024	$1,617,266	$1,660,434	$66,272,668
312,871	14,453	59,904	2,721,534
(111,715)	(30,414)	—	(580,146)

1,670,180	1,601,305	1,720,338	68,414,056

2,113,548	920,798	2,158,700	20,489,924
5	5	14	3,865
704,515	285,902	719,562	7,842,891
—	—	—	43,968
425,324	213,806	434,410	5,154,141
49,539	48,914	54,459	999,137
26,224	11,535	15,582	149,866
14,092	8,711	18,792	188,757
9,749	5,630	10,419	119,743
49,253	40,963	53,845	564,858

3,392,249	1,536,264	3,465,783	35,557,150

(11,081)	(2,509)	—	—

3,381,168	1,533,755	3,465,783	35,557,150

(1,710,988)	67,550	(1,745,445)	32,856,906

(2,084,025)	25,242,732	20,686,022	99,963,601
—	1,444	—	(7,288)
—	—	—	1,760,971

(2,084,025)	25,244,176	20,686,022	101,717,284
1,941,688	(26,657,779)	(45,472,641)	(194,358,298)

(142,337)	(1,413,603)	(24,786,619)	(92,641,014)

$(1,853,325)	$(1,346,053)	$(26,532,064)	$(59,784,108)

See Notes to Financial Statements.

21

Excelsior Funds

Statements of Changes in Net Assets

	Core Bond Fund		Equity Income Fund
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Net investment income (loss)	$6,551,604	$10,061,835	$1,958,450	$5,148,119
Net realized gain (loss) on investments and foreign currency transactions	(2,178,812)	1,284,930	4,293,836	(5,658,097)
Net realized gain (loss) on written options	—	—	(195,198)	(17,851)
Change in unrealized appreciation (depreciation) of investments, foreign currency translations and written options during the period	4,285,217	(7,274,735)	2,909,683	10,334,632

Net increase in net assets resulting from operations	8,658,009	4,072,030	8,966,771	9,806,803

Distributions to shareholders:
From net investment income
Retirement Shares	(20)	(38)	(8)	(18)
Shares	(6,308,403)	(10,218,978)	(2,015,350)	(4,741,203)
Institutional Shares	(282,164)	(6,254)	—	—
From net realized gain on investments
Retirement Shares	—	(13)	—	(3)
Shares	—	(3,571,500)	—	(591,743)
Institutional Shares	—	(13)	—	—

Total distributions	(6,590,587)	(13,796,796)	(2,015,358)	(5,332,967)

Increase (decrease) in net assets from fund share transactions (Note 5)	249,785,918	80,807,705	562,782	5,710,595

Net increase (decrease) in net assets	251,853,340	71,082,939	7,514,195	10,184,431

NET ASSETS:
Beginning of period	283,015,925	211,932,986	205,853,979	195,669,548

End of period(1)	$534,869,265	$283,015,925	$213,368,174	$205,853,979

(1) Including undistributed (distributions in excess of) net investment income	$(36,576)	$2,407	$1,196,570	$1,253,478

See Notes to Financial Statements.

22

Large Cap Growth Fund		Mid Cap Value and Restructuring Fund		Small Cap Fund		Value and Restructuring Fund
Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
$(1,710,988)	$(1,492,015)	$67,550	$286,682	$(1,745,445)	$(3,315,401)	$32,856,906	$62,768,364
(2,084,025)	3,004,935	25,244,176	(1,834,247)	20,686,022	29,148,540	99,956,313	25,898,526
—	—	—	—	—	—	1,760,971	(7,456,185)
1,941,688	59,460,912	(26,657,779)	51,686,678	(45,472,641)	96,294,626	(194,358,298)	892,712,062

(1,853,325)	60,973,832	(1,346,053)	50,139,113	(26,532,064)	122,127,765	(59,784,108)	973,922,767

—	—	—	—	—	—	(2,685)	(1,311)
—	—	(69,200)	(377,856)	—	—	(33,881,312)	(50,184,813)
—	—	(28,083)	(320,565)	—	—	(1,751,071)	(2,339,479)

—	—	—	—	—	(53)	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	(26,879,094)	—	—

—	—	(97,283)	(698,421)	—	(26,879,147)	(35,635,068)	(52,525,603)

52,972,966	281,160,848	(73,195,681)	(6,359,254)	28,963,873	15,919,054	742,774,150	930,527,802

51,119,641	342,134,680	(74,639,017)	43,081,438	2,431,809	111,167,672	647,354,974	1,851,924,966

552,195,570	210,060,890	339,497,126	296,415,688	599,390,194	488,222,522	6,482,016,892	4,630,091,926

$603,315,211	$552,195,570	$264,858,109	$339,497,126	$601,822,003	$599,390,194	$7,129,371,866	$6,482,016,892

$(1,710,988)	$—	$(29,733)	$—	$(1,745,445)	$—	$16,368,069	$19,146,231

See Notes to Financial Statements.

23

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments and Options		Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gain on Investments and Options
CORE BOND FUND
Retirement Shares — (12/31/04*)
Six Months Ended September 30, 2006 (Unaudited)	$8.85	$0.17	(2)	$0.10	(2)	$0.27	$(0.17)	—
Year Ended March 31, 2006	9.16	0.33	(2)	(0.19	)(2)	0.14	(0.33)	$(0.12)
Period Ended March 31, 2005	9.27	0.07	(2)	(0.06	)(2)	0.01	(0.12)	—
EQUITY INCOME FUND
Retirement Shares — (12/31/04*)
Six Months Ended September 30, 2006 (Unaudited)	$8.59	$0.06	(2)	$0.29	(2)	$0.35	$(0.07)	—
Year Ended March 31, 2006	8.43	0.15	(2)	0.18	(2)	0.33	(0.15)	$(0.02)
Period Ended March 31, 2005	8.50	—	(2)(3)	(0.07	)(2)	(0.07)	—	—
LARGE CAP GROWTH FUND
Retirement Shares — (12/31/04*)
Six Months Ended September 30, 2006 (Unaudited)	$9.82	$0.06	(2)	$(0.14	)(2)	$(0.08)	—	—
Year Ended March 31, 2006	8.02	(0.11	)(2)	1.91	(2)	1.80	—	—
Period Ended March 31, 2005	8.49	(0.03	)(2)	(0.44	)(2)	(0.47)	—	—
MID CAP VALUE AND RESTRUCTURING FUND
Retirement Shares — (12/31/04*)
Six Months Ended September 30, 2006 (Unaudited)	$19.62	$0.04	(2)	$(0.01	)(2)	$0.03	—	—
Year Ended March 31, 2006	16.78	(0.06	)(2)	2.90	(2)	2.84	—	—
Period Ended March 31, 2005	17.26	(0.01	)(2)	(0.47	)(2)	(0.48)	—	—
SMALL CAP FUND
Retirement Shares — (12/31/04*)
Six Months Ended September 30, 2006 (Unaudited)	$19.12	$0.06	(2)	$(1.00	)(2)	$(0.94)	—	—
Year Ended March 31, 2006	16.12	(0.19	)(2)	4.08	(2)	3.89	—	$(0.89)
Period Ended March 31, 2005	17.00	(0.04	)(2)	(0.84	)(2)	(0.88)	—	—
VALUE AND RESTRUCTURING FUND
Retirement Shares — (12/31/04*)
Six Months Ended September 30, 2006 (Unaudited)	$49.35	$0.11	(2)	$(0.66	)(2)	$(0.55)	$(0.15)	—
Year Ended March 31, 2006	41.49	0.42	(2)	7.81	(2)	8.23	(0.37)	—
Period Ended March 31, 2005	42.43	(0.04	)(2)	(0.90	)(2)	(0.94)	—	—
*	Commencement of Operations
(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes per share amounts are based on average shares outstanding.
(3)	Amount represents less than $0.01 per share.
(4)	Not annualized
(5)	Annualized

See Notes to Financial Statements.

24

Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (1)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.17)	$8.95	3.09	%(4)	$1	1.40	%(5)	1.75	%(5)	3.80	%(5)	40%
(0.45)	8.85	1.48%		1	1.40%		1.78%		3.57%		95%
(0.12)	9.16	0.10	%(4)	1	1.40	%(5)	1.77	%(5)	3.60	%(5)	90%

$(0.07)	$8.87	4.06	%(4)	$1	1.60	%(5)	1.71	%(5)	1.41	%(5)	13%
(0.17)	8.59	4.04%		1	1.60%		1.84%		1.78%		46%
—	8.43	(1.52	)%(4)	1	1.55	%(5)	1.76	%(5)	0.02	%(5)	19%

—	$9.74	(0.81	)%(4)	$1	1.70	%(5)	1.87	%(5)	(1.12	)%(5)	20%
—	9.82	22.44%		1	1.70%		1.99%		(1.20)%		24%
—	8.02	(5.54	)%(4)	1	1.55	%(5)	1.78	%(5)	(1.45	)%(5)	25%

—	$19.65	0.15	%(4)	$1	1.58	%(5)	1.58	%(5)	(0.43	)%(5)	7%
—	19.62	16.92%		1	1.46%		1.46%		(0.34)%		23%
—	16.78	(3.01	)%(4)	1	1.56	%(5)	1.66	%(5)	(0.13	)%(5)	28%

—	$18.18	(4.92	)%(4)	$25	1.75	%(5)	1.76	%(5)	(0.68	)%(5)	24%
$(0.89)	19.12	24.83%		1	1.56%		1.56%		(1.13)%		65%
—	16.12	(5.23	)%(4)	1	1.55	%(5)	1.58	%(5)	(1.28	)%(5)	61%

$(0.15)	$48.65	(1.13	)%(4)	$928	1.55	%(5)	1.55	%(5)	0.46	%(5)	8%
(0.37)	49.35	19.95%		896	1.56%		1.56%		0.90%		12%
—	41.49	(2.58	)%(4)	1	1.57	%(5)	1.59	%(5)	(0.35	)%(5)	8%

See Notes to Financial Statements.

25

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Significant Accounting Policies:

Excelsior Funds, Inc. (“Excelsior Fund”) was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Funds Trust (the “Trust”) is a statutory trust organized under the laws of the State of Delaware on April 27, 1994. Excelsior Fund and the Trust are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-ended diversified management investment companies.

Excelsior Fund and the Trust currently offer shares in fifteen and five managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Core Bond Fund, Large Cap Growth Fund, Small Cap Fund and Value and Restructuring Fund, portfolios of Excelsior Fund, Equity Income Fund and Mid Cap Value and Restructuring Fund, portfolios of the Trust (each a “Fund”, collectively the “Funds”). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund and the Trust in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The Equity Income Fund, Large Cap Growth Fund and Small Cap Fund offer two classes of shares: Retirement Shares and Shares. The Core Bond Fund, Mid Cap Value and Restructuring Fund and Value and Restructuring Fund offer three classes of shares: Retirement Shares, Shares and Institutional Shares. The Financial Highlights of the Shares and Institutional Shares as well as the financial statements for the remaining portfolios of Excelsior Fund and the Trust are presented separately.

26

Under a plan of reorganization adopted by the Trust, all of the assets and liabilities of the Income Fund and Total Return Bond Fund were transferred to the Institutional Shares of the Core Bond Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the close of business on September 27, 2006. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation/depreciation immediately before and after the reorganization.

	Before Reorganization			After Reorganization
	Income Fund	Total Return Bond Fund	Core Bond Fund	Core Bond Fund
Shares:
Shares	—	—	32,810,661	32,810,661
Institutional Shares	13,965,104	18,165,949	1,824,521	26,973,187
Retirement Shares	—	—	117	117
Net Assets:
Shares	$—	$—	$294,116,361	$294,116,361
Institutional Shares	$96,434,781	$129,070,075	$16,360,288	$241,865,144
Retirement Shares	$—	$—	$1,046	$1,046
Net Asset Value:
Shares	$—	$—	$8.96	$8.96
Institutional Shares	$6.91	$7.11	$8.97	$8.97
Retirement Shares	$—	$—	$8.97	$8.97

Net unrealized appreciation / (depreciation)	$(248,669)	$617,540	$740,329	$1,109,200

(a) Portfolio valuation:

Investments in securities that are traded on a recognized domestic and foreign stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust. The Funds have engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets.

Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. The third-party pricing agents value debt securities at an evaluated price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

27

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

(b) Forward foreign currency exchange contracts:

The Funds’ participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of foreign currency relative to the U.S. dollar. Contracts are marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

(c) Covered call options written:

Certain Funds may engage in writing covered call options. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price, except insofar as the premium represents such a profit.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund’s statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the last quoted sale price for the most recent day such price was available. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security

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in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or is delivered upon exercise. As a result, the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period and to the risk that market values increase beyond the option exercise price, in each case to the extent not offset by the net premium. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

During the six months ended September 30, 2006, the Value and Restructuring Fund had the following written option transactions:

Written Option Transactions	Number of Contracts	Premiums
Outstanding, beginning of period	(4,468)	$(1,760,972)
Options written	—	—
Options expired	4,468	1,760,972
Options exercised	—	—
Options terminated in closing purchase transactions	—	—

Outstanding, end of period	—	$—

(d) Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed of the dividend.

(e) Repurchase agreements:

The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds’ custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

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Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in connection with the disposition of the securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

(f) TBA purchase commitments:

Certain Funds may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve risk of loss if the value of the security to be purchased declines prior to settlement date. The Fund must maintain liquid securities having a value not less than the purchase price (including accrued interest) for such purchase commitments. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

(g) Distributions to shareholders:

Dividends equal to all or substantially all of each Fund’s net investment income will be declared and paid as follows: for Equity Income Fund, Large Cap Growth Fund, Mid Cap Value and Restructuring Fund, Small Cap Fund and Value and Restructuring Fund, dividends will be declared and paid at least quarterly; for the Core Bond Fund, dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date.

(h) Expense allocation:

Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets. Expenses attributable to a specific class of shares, such as shareholder servicing fees, are charged directly to that class.

(i) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48—Accounting for Uncertainty in Tax Positions—An interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact on the funds, if any, of adopting FIN 48.

2.	Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions:

On March 31, 2006, United States Trust Company of New York converted to a national charter and changed its name to United States Trust Company, National Association (“USTC-NA”) and merged with U.S. Trust Company, N.A., with USTC-NA as the surviving entity. As of March 31, 2006, the Funds are advised by U.S. Trust New York Asset Management Division (“NYAMD”), a separate identifiable division of USTC-NA, or UST Advisers, Inc. (together with NYAMD, the “Advisers”), a wholly-owned subsidiary of

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USTC-NA. USTC-NA is a wholly-owned subsidiary of US Trust Corporation, a registered bank holding company, which, in turn, is a wholly-owned subsidiary of The Charles Schwab Corporation. For the services provided pursuant to the Investment Advisory Agreements, each Adviser receives a fee, computed daily and paid monthly, as follows:

Core Bond Fund	0.65%*
Equity Income Fund	0.75%
Large Cap Growth Fund	0.75%
Mid Cap Value and Restructuring Fund	0.65%
Small Cap Fund	0.75%
Value and Restructuring Fund	0.60%

*	On September 28, 2006 the Core Bond Fund changed its Investment Advisory fee to 0.65% from 0.75%.

UST Advisers, Inc. and BISYS Fund Services Ohio, Inc. (collectively, the “Administrators”) provide administrative services to the Funds. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) and the Trust (excluding the international equity portfolios of Excelsior Fund and the Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million and 0.150% over $400 million. The Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Emerging Markets Fund, International Equity Fund, International Fund and Pacific/Asia Fund. Administration fees payable by each Fund of the Excelsior Fund, the Trust and Excelsior Tax-Exempt Fund are determined in proportion to the relative average daily net assets of the respective Fund for the period paid. For the six months ended September 30, 2006, administration fees charged to the Funds were as follows:

Administration Fees
Core Bond Fund	$228,037
Equity Income Fund	153,988
Large Cap Growth Fund	425,324
Mid Cap Value and Restructuring Fund	213,806
Small Cap Fund	434,410
Value and Restructuring Fund	5,154,141

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From time to time, in its sole discretion, each Adviser may undertake to waive a portion or all of the fees payable to it and may also reimburse the Funds for a portion of other expenses. For the six months ended September 30, 2006, the Advisers have contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Fund’s average daily net assets:

Core Bond Fund-Retirement Shares	1.40%
Equity Income Fund-Retirement Shares	1.60%
Large Cap Growth Fund-Retirement Shares	1.70%
Mid Cap Value and Restructuring Fund-Retirement Shares	1.64%
Small Cap Fund-Retirement Shares	1.75%
Value and Restructuring Fund-Retirement Shares	1.64%
Core Bond Fund-Shares	0.90%
Equity Income Fund-Shares	1.10%
Large Cap Growth Fund-Shares	1.20%
Mid Cap Value and Restructuring Fund-Shares	1.14%
Small Cap Fund-Shares	1.25%
Value and Restructuring Fund-Shares	1.14%
Core Bond Fund-Institutional Shares	0.65%
Mid Cap Value and Restructuring Fund-Institutional Shares	0.89%
Value and Restructuring Fund-Institutional Shares	0.89%

For the six months ended September 30, 2006, pursuant to the above, investment advisory fees waived by the Advisers were as follows:

Core Bond Fund	$542,866
Equity Income Fund	109,540
Large Cap Growth Fund	11,081
Mid Cap Value and Restructuring Fund	2,509
Small Cap Fund	—
Value and Restructuring Fund	—

The Funds have entered into shareholder servicing agreements with various service organizations, which include Charles Schwab & Co. Inc. (“CS & Co.”) and UST Advisers, Inc. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a Fund or class level (where applicable). In consideration for these services, each service organization receives a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of the Fund’s shares held by each service organization’s customers. The Adviser, out of their own resources, may additionally compensate certain organizations for providing these and other services.

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For the six months ended September 30, 2006, shareholder servicing fees paid to CS & Co. and UST Advisers, Inc. were as follows:

Core Bond Fund	$255,618
Equity Income Fund	252,248
Large Cap Growth Fund	665,232
Mid Cap Value and Restructuring Fund	274,749
Small Cap Fund	687,853
Value and Restructuring Fund	5,421,939

BISYS Fund Services Limited Partnership (the “Distributor”) serves as the Distributor of the Funds. Shares of each Fund are sold without a sales charge on a continuous basis by the Distributor.

Certain Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Core Bond Fund, Equity Income Fund, Large Cap Growth Fund, Mid Cap Value and Restructuring Fund, Small Cap Fund and Value and Restructuring Fund may compensate the Distributor monthly for its services which are intended to result in the sale of Retirement Shares, in an amount not to exceed the annual rate of 0.50%, of the average daily net asset value of such Fund’s Retirement Shares. For the six months ended September 30, 2006, fees charged for Retirement Shares of the Core Bond Fund, Equity Income Fund, Large Cap Growth Fund, Mid Cap Value and Restructuring Fund, Small Cap Fund and Value and Restructuring Fund were $2, $2, $3, $3, $9 and $2,612, respectively.

Each Independent Director/Trustee of the Funds receives a total annual fee of $100,000 paid by the Funds and other affiliated registered investment companies managed by the Advisers. The Chairman of the Board receives an additional $30,000 and the Chairman of the Audit Committee receives an additional $15,000 for serving in those capacities. In addition, Directors and Trustees are reimbursed by Excelsior Fund and the Trust, respectively, for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

3.	Purchases, Sales and Maturities of Securities:

For the six months ended September 30, 2006, purchases, sales and maturities of securities, excluding short-term investments and written options transactions, for the Funds aggregated:

	Purchases	Sales and Maturities
Core Bond Fund
U.S. Government	$120,639,382	$77,322,678
Other	27,767,274	35,575,799
Equity Income Fund	26,880,519	27,751,655
Large Cap Growth Fund	180,311,364	109,916,359
Mid Cap Value and Restructuring Fund	19,666,773	93,148,743
Small Cap Fund	165,566,111	142,123,883
Value and Restructuring Fund	1,388,813,152	548,912,261

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4.	Federal Taxes:

It is the policy of Excelsior Fund and the Trust that each Fund qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve-month periods ending October 31 and December 31 each calendar year.

Net realized gains of the Funds derived in certain countries are subject to certain foreign taxation.

Post-October losses are deemed to arise on the first business day of a Fund’s next taxable year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gains distributions will be reduced. At March 31, 2006, the following Funds had capital loss carryforwards available to offset future net capital gains through the indicated expiration dates:

	Expires
	2008	2010	2011	2012	2013	2014	Total
Equity Income Fund	—	—	—	—	—	$1,951,842	$1,951,842
Large Cap Growth Fund	$5,368,992	$24,653,640	$83,374,895	$22,030,449	$480,165	—	135,908,141
Mid Cap Value and Restructuring Fund	—	—	121,536	—	—	952,966	1,074,502
Value and Restructuring Fund	—	—	119,233,763	27,363,534	—	—	146,597,297

At September 30, 2006, aggregate gross unrealized appreciation for all securities and call options written for which there was an excess of value over estimated tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of estimated tax cost over value is as follows:

	Federal Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$547,660,282	$4,582,536	$(4,671,705)	$(89,169)
Equity Income Fund	184,753,226	30,417,063	(3,045,122)	27,371,941
Large Cap Growth Fund	521,390,574	113,257,102	(25,069,755)	88,187,347
Mid Cap Value and Restructuring Fund	165,800,204	101,250,977	(2,657,097)	98,593,880
Small Cap Fund	458,165,076	152,526,716	(9,002,569)	143,524,147
Value and Restructuring Fund	5,211,748,971	2,173,422,201	(258,574,035)	1,914,848,166

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5.	Capital Transactions:

Excelsior Fund has authorized capital of 35 billion shares of Common Stock, 29.3756 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for each Fund is as follows: 1.5 billion shares of the Value and Restructuring Fund; 1 billion shares each of the Large Cap Growth Fund, Small Cap Fund; and 750 million shares of the Core Bond Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Fund’s Board of Directors.

The Trust has authorized an unlimited number of shares of beneficial interest of each class of each Fund. Each share has a par value of $0.00001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of the Trust’s Board of Trustees.

Capital Share Transactions

	Core Bond Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Retirement Shares	—	—	—	—
Shares	4,876,959	$42,947,228	13,774,392	$125,488,152
Institutional Shares	1,683,772	15,825,756	141,024	1,262,505
Issued in connection with merger(a)	25,148,666	225,873,727	—	—
Issued as reinvestment of dividends:
Retirement Shares	2	20	5	50
Shares	338,016	2,981,302	681,642	6,160,386
Institutional Shares	3,306	29,339	189	1,685
Redeemed:
Retirement Shares	—	—	(16)	(151)
Shares	(4,219,881)	(37,300,508)	(5,733,515)	(52,104,922)
Institutional Shares	(63,800)	(570,946)	—	—

Net Increase (Decrease)	27,767,040	$249,785,918	8,863,721	$80,807,705

(a)	Effective at the close of business on September 27, 2006, the Core Bond Fund (Institutional Shares Class) acquired all of the net assets of the Income Fund and Total Return Bond Fund.

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	Equity Income Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Retirement Shares	—	—	—	—
Shares	2,748,536	$23,435,753	8,070,602	$67,137,307
Issued as reinvestment of dividends:
Retirement Shares	1	8	3	21
Shares	40,563	339,427	115,326	946,155
Redeemed:
Retirement Shares	—	—	(20)	(159)
Shares	(2,714,606)	(23,212,405)	(7,466,868)	(62,372,729)

Net Increase (Decrease)	74,494	$562,783	719,043	$5,710,595

	Large Cap Growth Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Retirement Shares	—	—	—	—
Shares	13,005,515	$122,997,808	33,887,361	$319,718,556
Issued as reinvestment of dividends:
Retirement Shares	—	—	—	—
Shares	—	—	—	—
Redeemed:
Retirement Shares	—	—	(20)	(161)
Shares	(7,551,581)	(70,024,842)	(4,286,908)	(38,557,547)

Net Increase (Decrease)	5,453,934	$52,972,966	29,600,433	$281,160,848

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	Mid Cap Value and Restructuring Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Retirement Shares	—	—	—	—
Shares	1,037,898	$19,937,412	2,206,027	$39,222,163
Institutional Shares	117,707	2,284,409	1,449,107	26,024,928
Issued as reinvestment of dividends:
Retirement Shares	—	—	—	—
Shares	1,410	25,801	8,110	140,000
Institutional Shares	205	3,763	12,203	211,487
Redeemed:
Retirement Shares	—	—	(10)	(162)
Shares	(1,295,660)	(24,537,904)	(2,927,490)	(51,792,912)
Institutional Shares	(3,700,736)	(70,909,162)	(1,134,926)	(20,164,758)

Net Increase (Decrease)	(3,839,176)	$(73,195,681)	(386,979)	$(6,359,254)

	Small Cap Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Retirement Shares	1,316	$22,957	—	—
Shares	4,757,207	85,177,730	7,764,353	$131,311,856
Issued as reinvestment of dividends:
Retirement Shares	—	—	3	53
Shares	—	—	431,637	7,363,728
Redeemed:
Retirement Shares	—	—	(10)	(153)
Shares	(3,125,129)	(56,236,814)	(7,277,592)	(122,756,430)

Net Increase (Decrease)	1,633,394	$28,963,873	918,391	$15,919,054

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	Value and Restructuring Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Retirement Shares	24,072	$1,188,738	18,213	$867,236
Shares	24,683,721	1,198,406,077	42,481,646	1,944,842,088
Institutional Shares	1,957,662	93,215,849	1,588,442	71,855,109
Issued as reinvestment of dividends:
Retirement Shares	55	2,685	26	1,182
Shares	571,174	27,406,918	922,183	40,504,847
Institutional Shares	30,282	1,447,320	45,241	1,988,952
Redeemed:
Retirement Shares	(23,198)	(1,065,037)	(115)	(5,554)
Shares	(11,610,553)	(556,013,429)	(25,114,636)	(1,109,338,591)
Institutional Shares	(456,715)	(21,814,971)	(450,627)	(20,187,467)

Net Increase (Decrease)	15,176,500	$742,774,150	19,490,373	$930,527,802

6.	Guarantees:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7.	Legal Proceedings:

United States Trust Company of New York and U.S. Trust Company, N.A. (formerly, co-investment advisers to the Funds and together referred to herein as “U.S. Trust”) and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September 2003 by the Office of the New York State Attorney General (the “NYAG”), and U.S. Trust was contacted by the Securities and Exchange Commission (the “SEC”), in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). U.S. Trust and the Companies have provided full cooperation with respect to these Investigations. As disclosed previously, these investigations focused on circumstances in which a small number of parties were permitted to engage in short-term trading of shares of certain of the Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and U.S. Trust has strengthened its policies and procedures to deter frequent trading of shares of the Excelsior Funds.

U.S. Trust, certain of its affiliates, the Companies and others have also been named in four class action lawsuits and two derivative actions which allege that U.S. Trust, certain of its affiliates, the Companies and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain of the Excelsior Funds managed by U.S. Trust. Each seeks unspecified monetary damages and related equitable relief.

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The class and derivative actions described above were transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the fund shareholders class action and the derivative lawsuits. Several affiliates of U.S. Trust and individual defendants have also been dismissed. Plaintiffs’ claims under Sections 10(b) and 20(a) of the Securities Exchange Act and under Section 36(b) and 48(a) of the Investment Company Act, however, have not been dismissed. Discovery has commenced with respect to plaintiffs’ remaining claims.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information. U.S. Trust believes that the likelihood is remote that the pending Investigations and private lawsuits will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect U.S. Trust’s ability to provide investment management services to the Companies.

The class and derivative actions described above have been transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the investor class action and the derivative suits. Plaintiffs’ claims under Sections 10(b) and 20(a) of the Securities Exchange Act and under Section 36(b) and 48(a) of the Investment Company Act, however, have not been dismissed. Discovery has commenced with respect to plaintiffs’ remaining claims.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information and consultation with counsel, the Adviser believes that the resolution of the pending Investigations and private lawsuits will not have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect the Adviser’s ability to provide investment management services to the Companies.

8.	Subsequent Event:

On shares purchased on or after October 16, 2006 a redemption fee of 2% of the value of the shares redeemed or exchanged will be imposed on shares of the Equity Income Fund, Large Cap Growth Fund, Small Cap Fund and Value and Restructuring Fund redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Fund.

On or about October 31, 2006, the Large Cap Growth Fund will start offering a new share class, Institutional Shares, to shareholders.

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PROXY VOTING RESULTS (Unaudited)

Shareholders of the funds covered in this report approved all proposals described in the most recent Excelsior Funds’ proxy solicitation. A special meeting of the shareholders of each Company was held on June 28, 2006. The number of votes necessary to conduct the meeting and approve each proposal was obtained. The results of the votes of shareholders are listed below.

	No. of Shares
To elect the following Trustees/Directors:	Excelsior Tax-Exempt Funds, Inc.	Excelsior Funds, Inc.	Excelsior Funds Trust
Rodman L. Drake
Affirmative	1,532,964,121.805	1,740,717,964.670	95,050,424.716
Withhold	13,832,723.446	17,787,583.132	202,332.169

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Morrill Melton (“Mel”) Hall, Jr.
Affirmative	1,533,240,350.898	1,740,761,567.876	95,050,872.151
Withhold	13,556,494.353	17,743,979.926	201,884.734

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Roger M. Lynch
Affirmative	1,533,251,224.898	1,739,986,305.427	95,041,026.623
Withhold	13,545,620.353	18,519,242.375	211,730.262

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Jonathan Piel
Affirmative	1,532,152,688.455	1,740,751,593.666	95,049,674.684
Withhold	14,644,156.796	17,753,954.136	203,082.201

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

John D. Collins
Affirmative	1,533,226,642.455	1,740,306,918.296	95,039,201.847
Withhold	13,570,202.796	18,198,629.506	213,555.038

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Mariann Byerwalter
Affirmative	1,536,465,302.197	1,740,433,206.527	95,030,753.624
Withhold	10,331,543.054	18,072,341.275	222,003.261

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

William A. Hasler
Affirmative	1,536,244,377.085	1,740,536,576.011	94,998,826.965
Withhold	10,552,468.166	17,968,971.791	253,929.920

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

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	No. of Shares
To elect the following Trustees/Directors:	Excelsior Tax-Exempt Funds, Inc.	Excelsior Funds, Inc.	Excelsior Funds Trust
Nils H. Hakansson
Affirmative	1,536,744,946.455	1,741,217,017.788	95,036,768.152
Withhold	10,051,898.796	17,288,530.014	215,988.733

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

James L. Bailey
Affirmative	1,536,575,209.898	1,740,391,054.231	95,043,383.542
Withhold	10,221,635.353	18,114,493.571	209,373.343

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Randall W. Merk
Affirmative	1,536,585,670.736	1,741,118,296.519	95,042,996.014
Withhold	10,211,174.515	17,387,251.283	209,760.871

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

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APPROVALS OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 (the “1940 Act”) requires that the initial approval of, as well as the continuation of, a fund’s investment advisory agreements must be specifically approved (1) by the vote of the Directors/Trustees (the “Directors”) or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the Directors who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the Directors must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Directors/Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements as amended through the date thereof (the “Advisory Agreements”) by and between Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (each a “Company,” and, collectively, the “Companies”), on behalf of each of their respective series (each a “Fund,” and, collectively, the “Funds”), with, on the one hand, U.S. Trust New York Asset Management Division, the separately identifiable division of United States Trust Company, National Association and, on the other hand, UST Advisers, Inc. (together, the “Advisers”).

In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the Advisers, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Board also receives a memorandum from counsel regarding the responsibilities of a fund’s board for the approval of investment advisory agreements. In addition, the Independent Directors receive advice from independent counsel to the Independent Directors, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of the Advisers, as appropriate.

As part of the renewal process and ongoing oversight of the advisory relationships, Independent Directors’ legal counsel sent an information request letter to the Advisers seeking certain relevant information. The responses by the Advisers were provided to the Directors for their review prior to their meeting, and the Directors were provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Directors, considered information specifically relating to its consideration of the continuation of the Advisory Agreements at meetings held on June 16, 2006 and September 29, 2006. At the June 16, 2006 meeting, the Board approved the continuation of the Advisory Agreements for a period of 90 days commencing July 31, 2006 and an amendment (“Amendment”) to the Advisory Agreement for the Core Bond Fund which would decrease the level of the advisory fee paid by the Fund, upon completion of the reorganization of the Core Bond, Total Return, and Income Funds. At the September 29, 2006 meeting, the Board, including a majority of

42

the Independent Directors, approved the renewal of the Advisory Agreements for an additional one-year period and ratified the Amendment. The Board’s approval of the continuation of the Advisory Agreements (including the Amendment) at the June 16, 2006 and September 29, 2006 meetings was based on consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at those meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Advisory Agreements, including the resources of the Advisers and their affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of the Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to the Advisers and their affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow, and whether fee levels in the Advisory Agreements reflect those economies of scale for the benefit of the Funds’ investors.

Nature, Extent and Quality of Services.    The Board considered the nature, extent and quality of the services provided by the Advisers to the Funds and the resources of the Advisers and their affiliates dedicated to the Funds. In this regard, the Board evaluated, among other things, the Advisers’ personnel, experience, performance history of various products, and compliance program. The Board considered that UST Advisers, Inc., pursuant to a separate Administration Agreement with the Funds, was also responsible for supervising the Funds’ accounting agent and sub-administrator, BISYS Fund Services Limited Partnership, in the performance of administrative, accounting and related services, including valuation of the Funds’ portfolio securities, yield calculations, reports and filings with regulatory authorities, as well as compliance monitoring and testing. The Board considered representations from the Advisers that the Advisers had allocated substantial resources and personnel, and had made significant financial expenditures and commitments, to the investment management and other operations of the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the Advisers to the Funds and the resources of the Advisers and their affiliates dedicated to the Funds supported renewal of the Advisory Agreements.

Fund Performance.    The Board considered fund performance in determining whether to renew the Advisory Agreements. Specifically, the Board considered each Fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Board considered the composition of the peer groups, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each Fund, the Board considered both market risk and shareholder risk expectations for such Fund and whether, irrespective of relative performance, each Adviser’s absolute performance was consistent with expectations for its investment methodology. The Board further considered the level of Fund performance in the context of its review of Fund

43

expenses and the Adviser’s profitability discussed below. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Advisory Agreements. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by an Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (3) that each Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that the relevant Adviser has taken or is taking steps designed to help improve the Fund’s investment performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Advisory Agreements.

Fund Expenses.    With respect to the Funds’ expenses, the Board considered the rate of compensation called for by the Advisory Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Directors noted that with respect to certain of the Funds, the Advisers had contractually committed to waive a portion of their fee or reimburse certain Funds for a portion of their expenses to limit the Funds’ total operating expenses. The Directors reviewed the fees charged by the Advisers to provide advisory services to other registered investment companies with substantially similar investment objectives on a sub-advisory basis (“Sub-Advised Accounts”). In evaluating this information, the Directors considered the differences in services provided to Sub-Advised Accounts and the Funds. The Directors also reviewed the fees charged by the Advisers to provide advisory services to separate accounts with substantially similar investment objectives as the Funds (“Separate Accounts”) and the differences in services and risks involved in managing Separate Accounts and the Funds from a compliance and regulatory perspective. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Advisory Agreements.

Profitability.    With regard to profitability, the Board considered the compensation flowing to the Advisers and their affiliates, directly or indirectly. In this connection, the Board reviewed management’s profitability analyses, together with certain commentary thereon from internal audit. The Board also considered any other benefits derived by the Advisers from their relationship with the Funds, such as whether, by virtue of their management of the Funds, the Advisers obtain investment information or other research resources that aid them in providing advisory services to other clients. With respect to the Advisers and their affiliates, the Board considered whether the varied levels of compensation and profitability under the Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the Advisers is reasonable and supported renewal of the Advisory Agreements.

Economies of Scale.    The Board considered the existence of any economies of scale and whether those economies are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Advisers. In this regard, and

44

consistent with their consideration of fund expenses, the Board considered that the Advisers have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer Funds or Funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. After reviewing such information, the Board determined not to seek advisory fee breakpoints at this time. The Directors noted that they would continue to monitor the growth in assets of the Funds and asked the Advisers to continue to monitor the Funds’ expenses and asset sizes in connection with determining when economies of scale would dictate that advisory fee breakpoints were advisable.

In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling. Based on the Directors’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreements and concluded that the compensation under the Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Directors have considered to be relevant in the exercise of their reasonable judgment.

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DIRECTORS/TRUSTEES AND OFFICERS

The tables below provide information pertaining to the Directors/Trustees and Officers of the Companies. The mailing address for each Director/Trustee, except for Mr. Bailey, is Excelsior Funds, 101 Montgomery Street, San Francisco, CA 94104. The mailing address for Mr. Bailey is 114 West 47th Street, New York, NY 10036.

Name and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)
INDEPENDENT DIRECTORS/TRUSTEES
Rodman L. Drake Year of Birth: 1943	Director/Trustee; Chairman, Full Board	Trustee of Excelsior Funds Trust since 1994; Director of Excelsior Funds, Inc. and Excelsior Tax Exempt Funds Inc. since 1996	Co-Founder of Baringo Capital LLC (since 2002); President, Continuation Investments Group, Inc. (1997 to 2001).	39(3)

BOARD 1 — Director and Chairman, Hyperion Total Return Fund, Inc. and Hyperion Strategic Mortgage Fund Inc. (since 1991).

BOARD 2 — Director, Jackson Hewitt Tax Service Inc. (since June 2004).

BOARD 3 — Director, Student Loan Corporation (since May 2005).

BOARD 4 — Celgene Corporation (since April 2006).

Morrill Melton Hall, Jr. Year of Birth: 1944	Director/Trustee; Chairman, Investment Oversight Committee	Director/Trustee of each Company since 2000	Chairman (since 1984) and Chief Executive Officer (since 1991), Comprehensive Health Services, Inc. (health care management and administration).	39(3)	None

Jonathan Piel Year of Birth: 1938	Director/Trustee	Trustee of Excelsior Funds Trust since 1994; Director of Excelsior Funds, Inc. and Excelsior Tax Exempt Funds Inc. since 1996	Cable television producer and website designer; Editor, Scientific American (1984-1986), and Vice President, Scientific American Inc., (1986-1994); Director, National Institute of Social Sciences; Member Advisory Board, The Stone Age Institute, Bloomington, Indiana.	39(3)	None

John D. Collins Year of Birth: 1938	Director/Trustee; Chairman, Audit and Compliance Committee	Director/Trustee of each Company since 2005	Retired. Consultant, KPMG, LLP (July 1999 to June 2000); Partner, KPMG, LLP (March 1962 to June 1999).	39(3)	BOARD 1 — Director, Mrs. Fields Famous Brands LLC (consumer products) (since December 2004).

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Name and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)
Mariann Byerwalter Year of Birth: 1960	Director/Trustee; Chairman, Marketing, Distribution and Shareholder Services Committee	Director/Trustee of each Company since 2006	Chairman of JDN Corporate Advisory LLC (1996 to 2001); Vice President for Business Affairs and Chief Financial Officer of Stanford University (1996-2001); Special Adviser to the President of Stanford University (2001).	96(4)	BOARD 1 — Director, Redwood Trust, Inc. (mortgage finance). BOARD 2 — Director, PMI Group, Inc. (mortgage insurance).

Nils H. Hakansson Year of Birth: 1937	Director/Trustee	Director/Trustee of each Company since 2006	Retired. Sylvan C. Coleman Professor of Finance and Accounting, Emeritus, Haas School of Business University of California, Berkeley (since 2003); Professor of Finance and Accounting, Haas School of Business, University of California, Berkeley (July 1969 to January 2003).	39(3)	None
William A. Hasler Year of Birth: 1941	Director/Trustee; Chairman, Governance Committee	Director/Trustee of each Company since 2006	Retired. Dean Emeritus of the Haas School of Business at the University of California, Berkeley; until February 2004, Co-Chief Executive Officer, Aphton Corporation (bio-pharmaceuticals).	96(4)

BOARD 1 — Director, Aphton Corporation) bio- pharmaceuticals).

BOARD 2 — Director, Mission West Properties (commercial real estate). BOARD 3 — Director, TOUSA (home building). BOARD 4 — Director, Stratex Networks (a network equipment corporation).

BOARD 5 — Director, Genitope Corp. (bio-pharmaceuticals).

BOARD 6 — Director, Solectron Corporation where he is also Non-Executive Chairman (manufacturing).

BOARD 7 — Director, Ditech Communications Corporation (voice communications technology).

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Name and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)
INTERESTED DIRECTORS/TRUSTEES
James L. Bailey(5) Year of Birth: 1945	Director/Trustee	Director/Trustee of each Company since 2004	Chief Operating Officer of U.S. Trust Corporation (since December 2004) and Executive Vice President of U.S. Trust Corporation and United States Trust Company of New York (since 2003); President, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (2003 to July 2004); Consultant in the financial services industry (August 2000 to January 2003); Executive Vice President of Citicorp (1992 to August 2000).	39(3)	None

Randall W. Merk(6) Year of Birth: 1954	Director/Trustee	Director/Trustee of each Company since 2006	Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President, Schwab Financial Product, Charles Schwab & Co., Inc. (2002-present); Director, Charles Schwab Asset Management (Ireland) Limited; Charles Schwab Worldwide Funds PLC; Director, Charles Schwab Bank N.A. (since 2006). Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.; Until June 2001, Chief Investment Officer — Fixed Income, American Century Companies, Inc.	96(4)	None

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Name, Address and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS
Evelyn Dilsaver 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1955	President	Since February 2006	President and Chief Executive Officer, Laudus Variable Insurance Trust, Laudus Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; Director, Executive Vice President and, currently, President, Charles Schwab Investment Management, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services Enterprise, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation. President, UST Advisers, Inc.’s Mutual Fund Division since March 2006.

Leo Grohowski 114 West 47th Street New York, NY 10036 Year of Birth: 1958	Vice President	Since February 2006	Executive Vice President and Chief Investment Officer, U.S. Trust (October 2005 to present); Chief Investment Officer, Deutsche Asset Management Americas and Scudder Investments (2002-2005); and Chief Investment Officer, Deutsche Bank Private Banking (1999-2002).

Mary Martinez 114 West 47th Street New York, NY 10036 Year of Birth: 1960	Vice President	Since February 2006	Managing Director of United States Trust Company, National Association (since 2003) and Chief Operating Officer of Asset Management (since December 2005) and Chief Executive Officer of National Private Banking (October 2004 to December 2005); Managing Director and Director of Relationship Management Service, Marketing, Information and Technology at Bessemer Trust (1998 to 2003).

Catherine MacGregor 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1964	Vice President	Since September 2006

Vice President, Charles Schwab & Co., Inc.

and Charles Schwab Investment Management, Inc. (since July 2005); Chief Counsel, Laudus Variable Insurance Trust and Laudus Trust (since September 2006); Vice President, Laudus Variable Insurance Trust and Laudus Trust (since December 2005); Senior Associate, Paul Hastings Janofsky & Walker LLP (1999 to July 2005).

Joseph Trainor, CFA 114 West 47th Street New York, NY 10036 Year of Birth: 1961	Vice President	Since February 2004	Managing Director of United States Trust Company, National Association (since 2003) and President, U.S. Trust Institutional; President of MFS Institutional Advisors (1998 to 2002).

George Pereira 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1964	Treasurer/Chief Financial and Chief Accounting Officer	Since December 2005	Chief Financial Officer, Laudus Variable Insurance Trust, Laudus Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Director, Charles Schwab Asset Management (Ireland) Limited; Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc. (December 1999 to November 2004); Chief Financial Officer, UST Advisers, Inc.’s Mutual Fund Division (since March 2006).

Randall Fillmore 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1960	Chief Compliance Officer	Since June 2006	Senior Vice President, Institutional Compliance and Chief Compliance Officer, Charles Schwab Investment Management, Inc. Chief Compliance Officer, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, Laudus Trust and Laudus Variable Insurance Trust; Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. (2002-2003); Vice President, Internal Audit, Charles Schwab and Co., Inc. (2000-2002).

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Name, Address and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years
Wyndham Clark 225 High Ridge Road Stamford, CT 06905 Year of Birth: 1958	Anti-Money Laundering Officer	Since May 2004	Vice President and AML Officer, UST Advisers, Inc. (since 2003); Vice President and Deputy Director Risk Management, IBJ Whitehall (banking) (2001 to 2002); Vice President and Chief Risk Officer, EMAC, LLC (commercial lender, asset backed security issuer) (1999 to 2001).

Koji E. Felton 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1961	Secretary and Chief Legal Officer	Since June 2006	Secretary and Chief Legal Officer, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

(1)	Each Director/Trustee serves in the same capacity as described above for each registered investment company included in the Excelsior Funds complex (Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust) (together, the “Excelsior Funds Complex”) and the Laudus Funds complex (Laudus Trust and Laudus Variable Insurance Trust) (together, the “Laudus Funds Complex”). Each officer serves in the same capacity as described above for each registered investment company included in the Excelsior Funds Complex.
(2)	Each Director/Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Excelsior Funds retirement policy requires that Independent Directors/Trustees retire no later than December 31st of the year during which he or she reaches 72 years of age. The officers of each Company hold office for a one-year term and until their respective successors are chosen and qualified, or, in each case, until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Company’s by-laws.
(3)	This number includes all registered investment companies included in the Excelsior Funds Complex and the Laudus Funds Complex, each of which is part of the Schwab Mutual Fund Complex (as defined below). As of September 30, 2006, the Excelsior Funds Complex and the Laudus Funds Complex, in the aggregate, consisted of 39 funds. As of September 30, 2006, the Excelsior Funds Complex consisted of 27 funds.
(4)	This number includes all registered investment companies included in the Schwab Mutual Fund complex (Excelsior Funds, Inc., Excelsior Tax-Exempt Funds Inc., Excelsior Funds Trust, Laudus Trust, Laudus Variable Insurance Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust) (together, the “Schwab Mutual Fund Complex”). As of September 30, 2006, the Schwab Mutual Fund Complex consisted of 96 funds.
(5)	Mr. Bailey is considered an “interested person” of the Companies (as defined in the 1940 Act) because of his affiliation with the Companies’ Advisers.
(6)	Mr. Merk is considered an “interested person” of the Companies (as defined in the 1940 Act) because of his affiliation with the Companies’ Advisers.
(7)	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act that are not part of the Schwab Mutual Fund Complex.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. As a shareholder of the fund, you incur ongoing, or operating costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways.

•	Actual expenses. This section provides information about actual account values and actual expenses based on the Funds’ actual return for the period. This section is designed to help you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period”.

•	Hypothetical expenses. This section provides information about hypothetical account values and hypothetical expenses that would have been incurred by an investor in the Fund based on an assumed rate of return of 5% per year before expenses. This section is designed to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

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DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only, which are described in the Prospectus. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 04/01/2006	Ending Account Value 09/30/2006	Annualized Expense Ratios*	Expenses Paid During Period**

Actual Fund Return
Core Bond Fund — Retirement Shares	$1,000.00	$1,030.90	1.40%	$7.13
Equity Income Fund — Retirement Shares	1,000.00	1,040.60	1.60	8.18
Large Cap Growth Fund — Retirement Shares	1,000.00	991.90	1.70	8.49
Mid Cap Value and Restructuring Fund — Retirement Shares	1,000.00	1,003.90	1.58	7.94
Small Cap Fund — Retirement Shares	1,000.00	950.80	1.75	8.56
Value and Restructuring Fund — Retirement Shares	1,000.00	988.70	1.55	7.73

Hypothetical 5% Return
Core Bond Fund — Retirement Shares	1,000.00	1,018.05	1.40	7.08
Equity Income Fund — Retirement Shares	1,000.00	1,017.05	1.60	8.09
Large Cap Growth Fund — Retirement Shares	1,000.00	1,016.55	1.70	8.59
Mid Cap Value and Restructuring Fund — Retirement Shares	1,000.00	1,017.15	1.58	7.99
Small Cap Fund-Retirement Shares	1,000.00	1,016.29	1.75	8.85
Value and Restructuring Fund-Retirement Shares	1,000.00	1,017.30	1.55	7.84

*	Annualized expense ratios of certain funds are after fee waivers and expense reimbursements by the investment adviser. Absent such waivers and reimbursements, expenses paid during the period would have been greater.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) then divided by 365.

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SA-RETIRE-0906

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Complete schedule of investments is included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors after Registrant last provided disclosure in response to the requirement of Item 7(d) (2) (ii) (G) of Schedule 14A, or this Item 10.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-(2)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Funds, Inc.

By (Signature and Title)	/s/ Evelyn Dilsaver
Evelyn Dilsaver, President

Date November 11, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Evelyn Dilsaver
Evelyn Dilsaver, President

Date November 11, 2006

By (Signature and Title)	/s/ George Pereira
George Pereira, Treasurer and Principal Financial Officer

Date November 11, 2006